                                        TRAK(R)
       ----------------------------------------
       Personalized Investment Advisory Service



                                Consulting Group
                             Capital Markets Funds

                 Large Capitalization Value Equity Investments
                    Large Capitalization Growth Investments
                           S&P 500 Index Investments
                     Intermediate Fixed Income Investments
                           Long-Term Bond Investments
                           Municipal Bond Investments
                          Mortgage Backed Investments
                             High Yield Investments
                     Multi-Sector Fixed Income Investments
                          Government Money Investments

Semi-Annual Report
February 29, 2000
                                           [LOGO OF SALOMON SMITH BARNEY]

                     CONSULTING GROUP CAPITAL MARKETS FUNDS

TABLE OF CONTENTS

Shareholder Letter..........................................................   2
Schedules of Investments:
  Large Capitalization Value Equity Investments.............................   4
  Large Capitalization Growth Investments...................................  21
  S&P 500 Index Investments.................................................  34
  Intermediate Fixed Income Investments.....................................  47
  Long-Term Bond Investments................................................  53
  Municipal Bond Investments................................................  55
  Mortgage Backed Investments...............................................  57
  High Yield Investments....................................................  59
  Multi-Sector Fixed Income Investments.....................................  63
  Government Money Investments..............................................  67
Statements of Assets and Liabilities........................................  70
Statements of Operations....................................................  72
Statements of Changes in Net Assets.........................................  74
Notes to Financial Statements...............................................  78
Financial Highlights........................................................  87

                     CONSULTING GROUP CAPITAL MARKETS FUNDS

Dear Shareholder:

  Although we are only two full months into the new millennium, the U.S. equity markets continue to focus on new economy stocks. Investor sentiment remained positive and almost any stock that stood to benefit from the internet was propelled higher. While the tech-heavy NASDAQ Index closed 1999 with a gain of almost 86%, it advanced over 17% in the first sixty days of 2000. This was in contrast to the Standard & Poor's 500 Index ("S&P 500 Index") Index that finished 1999 up 21%, but had declined almost 7% this year through February. This divergence has caused concern and left investors to wonder how long it would persist.

  The divergence can be explained by a number of factors. Traditional valuation measures like price/earnings and dividend yields have flashed the same "over-valued" signal for years. Market strategists and portfolio managers alike have therefore either downplayed or ignored these traditional warning signs. So, when faced with a decision of following the technology sector's momentum or bottom fishing in the old-economy stocks, most have chosen to buy the new-economy stocks. Also, with investors moving assets to sectors with positive momentum, the money is coming out of non-technology sectors like healthcare and consumer non-durables.

  The divergence between technology and non-technology spilled over into small-cap stocks. For 1999, the Russell 2000 Index moved past the S&P 500 Index and returned 21%. This followed almost five years of predictions that small-cap stocks would outperform large-cap stocks. And, in the first two months of 2000, the gap has only widened. So far in 2000, a small number of stocks accounted for the Russell 2000 Index's gain and nearly all were technology and bio-technology names. So, whether examining the performance of large-cap or small-cap stocks, technology-related shares have been the market driver.

  While stocks moved higher in 1999, bonds moved in the opposite direction. This continued the de-coupling of stocks and bonds that began at the end of 1997. For the year 1999, returns on most major fixed income benchmarks were negative. The yield on the 30-year Treasury bond reached 6.48% by the end of the year, from 5.09% at the beginning of 1999. However, in the first two months of 2000, long rates declined and the yield curve has become inverted with the 5 and 10-year yields higher than the 30-year Treasury.

  Overseas, emerging markets throughout Asia and Latin America staged explosive recoveries from the 1997-98 financial crisis. A return of foreign capital to developing Asian countries helped bolster local currencies, boosting stock market returns in dollar terms. The Morgan Stanley Capital International ("MSCI") Emerging Markets Free Index posted returns of 25.45% for the fourth quarter and 66.42% for the year in dollar terms.

  Stock markets in the developed world also posted generally strong returns. The MSCI Europe and the Far East Index returned 17.06% in dollar terms in the fourth quarter, and 27.31% for the year. In Japan, economic recovery, combined with efforts to shore up the nation's banking system, gave a strong upward push to stocks. The MSCI Japan Index returned 15.50% for the fourth quarter and 61.50% for the year in dollar terms. Most European markets also advanced, as a wave of mergers prompted hopes of improved corporate profitability. However, weakness in the newly created Euro trimmed market gains in dollar terms.

Consulting Group Capital Markets Funds ("Portfolios")

  During the six months ended February 29, 2000, the Portfolios generally performed in line with their respective benchmarks. However, it was a very difficult period for two portfolios: Long-Term Bond Investments and High Yield Investments. With respect to Long-Term Bond Investments, Consulting Group retained Western Asset Management in October, replacing National Asset Management, and believe the Portfolio is well positioned to take advantage of opportunities in the long-term portion of the market as they arise. High Yield Investments' poor performance can be primarily attributed to the Advisor's concentration in the sectors of the market that have been out of favor.

  Consulting Group, as investment manager, is responsible for hiring advisors that it determines will benefit shareholders, and changing advisors where appropriate. During the last six months, the Board of Trustees approved Consulting Group's recommendation to:

  . Retain Metropolitan West Asset Management as an additional advisor to Intermediate Fixed Income Investments.

  . Retain TCW Investment Management as an additional advisor to Large Capitalization Growth Investments.

Shareholders of the individual Portfolios have received an Information Statement detailing these changes.

During the reporting period, two additional portfolios were added to the fund family. S&P 500 Index Investments, launched on October 1, is designed to replicate the S&P 500 Index. Multi-Sector Fixed Income Investments, also launched on October 1, combines in one fund allocations to the intermediate and long-term sectors of the market as well as the mortgage and high yield components. More information on both Portfolios may be obtained by contacting your Financial Consultant.

Finally, it is still too early to determine whether the market volatility witnessed over the past six months is here to stay. It is important to remember your investment goals and objectives and revisit them if appropriate. With the TRAK program you have the expertise and guidance of your Financial Consultant, Consulting Group and a premier group of advisors to assist you in meeting your goals. As always, if you should have any questions or comments about the Consulting Group Capital Markets Funds, your Financial Consultant remains ready to assist you.

Sincerely,
/s/ Heath B. McLendon                 /s/ Frank L. Campanale


Heath B. McLendon                     Frank L. Campanale
Chairman of the Board of Trustees     Investment Officer of the Consulting
 of the Consulting Group Capital       Group Capital Markets Funds
 Markets Funds

March 29, 2000

 Schedules of Investments (unaudited)                         February 29, 2000
                 Large Capitalization Value Equity Investments


  SHARES                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 STOCK -- 98.9%
--------------------------------------------------------------------------------
 Advertising -- 0.0%
     2,457 Harte-Hanks, Inc.....................................  $       53,593
       299 Lamar Advertising Co.*...............................          13,025
--------------------------------------------------------------------------------
                                                                          66,618
--------------------------------------------------------------------------------
 Aerospace/Defense -- 2.1%
    93,863 The B.F. Goodrich, Co. ..............................       2,246,846
   311,788 The Boeing Co. ......................................      11,497,183
    26,980 Cordant Technologies Inc.............................         873,478
    96,382 General Dynamics Corp................................       4,168,522
       245 Howmet International Inc.*...........................           4,487
    45,467 Litton Industries, Inc.*.............................       1,361,168
    25,499 Lockheed Martin Corp. ...............................         444,639
     5,175 Northrop Grumman Corp. ..............................         235,139
    25,208 Raytheon Co., Class B Shares.........................         466,348
     1,534 Teledyne Technologies Inc.*..........................          13,327
   262,484 United Technologies Inc..............................      13,370,279
--------------------------------------------------------------------------------
                                                                      34,681,416
--------------------------------------------------------------------------------
 Airlines -- 0.5%
    10,973 AMR Corp.*...........................................         580,197
     3,263 Continental Airlines, Inc., Class B Shares*..........         103,192
    62,818 Delta Air Lines, Inc.................................       2,866,072
     1,889 Northwest Airlines Corp.*............................          32,585
   295,989 Southwest Airlines Co. ..............................       5,457,297
     2,086 UAL Corp.*...........................................         101,693
     5,051 US Airways Group, Inc.*..............................          94,391
--------------------------------------------------------------------------------
                                                                       9,235,427
--------------------------------------------------------------------------------
 Apparel -- 0.2%
     4,464 Liz Claiborne, Inc. .................................         167,121
   103,200 NIKE, Inc., Class B Shares+..........................       2,934,750
     3,685 Polo Ralph Lauren Corp.*.............................          61,724
     7,184 V.F. Corp............................................         177,355
     3,791 The Warnaco Group, Inc. .............................          41,227
--------------------------------------------------------------------------------
                                                                       3,382,177
--------------------------------------------------------------------------------
 Auto Manufacturers -- 2.3%
   548,939 Ford Motor Co........................................      22,849,586
   125,405 General Motors Corp. ................................       9,538,618
    52,059 Navistar International Corp.*........................       1,704,932
    96,095 PACCAR, Inc..........................................       4,138,091
--------------------------------------------------------------------------------
                                                                      38,231,227
--------------------------------------------------------------------------------
 Auto Parts & Equipment -- 0.6%
     7,619 Autoliv Inc..........................................         207,618
    30,520 Borg-Warner Automotive, Inc..........................         976,640
    52,815 Cooper Tire & Rubber Co..............................         571,062
    92,546 Dana Corp............................................       1,972,387
   290,867 Delphi Automotive Systems Corp. .....................       4,853,843
     5,537 Federal Mogul Corp. .................................          75,442
    11,637 The Goodyear Tire & Rubber Co........................         264,014
     4,982 Lear Corp.*..........................................         105,245
     4,325 Meritor Automotive, Inc..............................          60,550

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Large Capitalization Value Equity Investments


  SHARES                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 Auto Parts & Equipment -- 0.6% (continued)
     2,548 Tenneco Automotive Inc...............................  $       18,792
    31,399 TRW Inc..............................................       1,507,152
--------------------------------------------------------------------------------
                                                                      10,612,745
--------------------------------------------------------------------------------
 Banks -- 12.1%
    29,199 AmSouth Bancorporation...............................         423,386
     4,737 Associated Banc-Corp. ...............................         119,905
   215,458 Bank of New York+....................................       7,177,445
   302,024 Bank One Corp........................................       7,795,995
   789,914 BankAmerica Corp. ...................................      36,385,414
    24,938 BB&T Corp. ..........................................         586,043
    26,935 CCB Financial Corp. .................................         999,962
     2,130 Centura Banks, Inc...................................          71,888
   564,592 The Chase Manhattan Corp.............................      44,955,638
    26,802 City National Corp...................................         738,730
     7,188 The Colonial BancGroup, Inc..........................          63,794
    73,891 Comerica Inc.........................................       2,729,349
    37,884 Commerce Bancshares Inc..............................       1,089,165
    81,672 Compass Bancshares, Inc..............................       1,322,066
     3,967 Cullen Frost Bankers Inc.............................          85,291
     5,811 Fifth Third Bancorp..................................         302,535
    14,506 First Security Corp. ................................         336,358
     9,065 First Tennessee National Corp........................         156,371
   281,861 First Union Corp.....................................       8,314,900
     3,664 First Virginia Banks, Inc. ..........................         115,416
   122,857 Firstar Corp.........................................       2,188,390
     6,035 FirstMerit Corp......................................          85,622
   730,200 FleetBoston Financial Corp. .........................      19,897,950
     5,088 Fulton Financial Corp................................          83,952
    11,961 Hibernia Corp., Class A Shares.......................         108,397
    15,169 Huntington Bancshares Inc............................         316,653
    47,950 J.P. Morgan & Co. Inc.+..............................       5,322,450
    33,397 KeyCorp..............................................         565,662
     3,604 Keystone Financial, Inc..............................          56,313
       546 M&T Bank Corp........................................         201,474
     7,078 Marshall & Ilsley Corp...............................         325,146
   179,738 Mellon Bank Corp.....................................       5,414,607
     5,103 Mercantile Bankshares Corp. .........................         128,213
   219,840 National City Corp...................................       4,231,920
       415 National Commerce Bancorporation.....................           7,055
    55,893 North Fork Bancorporation, Inc.......................         915,248
    49,490 Northern Trust Corp.+................................       2,796,185
    27,735 Old Kent Financial Corp..............................         726,310
     3,625 Old National Bancorp.................................          90,623
     5,978 Pacific Century Financial Corp.......................          90,791
     7,695 Peoples Heritage Financial Group, Inc. ..............          81,759
    33,548 PNC Bank Corp. ......................................       1,297,888
   152,861 Popular, Inc.........................................       3,410,711
    25,300 Provident Financial Group Inc. ......................         711,563
    16,298 Regions Financial Corp...............................         330,035
    98,474 SouthTrust Corp. ....................................       2,258,747
     6,522 State Street Corp. ..................................         475,291
    12,925 Summit Bancorp.......................................         309,392
   109,378 SunTrust Banks, Inc..................................       5,557,770
     8,633 Synovus Financial Corp...............................         141,365
     6,240 TCF Financial Corp...................................         123,630
    47,773 Trustmark Corp.......................................         809,155

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Large Capitalization Value Equity Investments


  SHARES                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 Banks -- 12.1% (continued)
   196,944 U.S. Bancorp.........................................  $    3,606,537
    10,455 Union Planters Corp..................................         286,206
    81,276 UnionBanCal Corp.....................................       2,610,992
     4,507 Valley National Bancorp..............................         104,506
    50,978 Wachovia Corp........................................       2,915,304
   611,233 Wells Fargo Co.......................................      20,208,891
     2,654 Westamerica Bancorporation...........................          60,213
     2,445 Wilmington Trust Corp. ..............................         114,762
     3,041 Zions Bancorporation.................................         161,363
--------------------------------------------------------------------------------
                                                                     202,898,692
--------------------------------------------------------------------------------
 Beverages -- 0.5%
    26,572 Adolph Coors Co., Class B Shares.....................       1,165,847
   101,521 Anheuser-Busch Cos., Inc. ...........................       6,510,034
     3,654 Brown-Forman Corp., Class B Shares...................         174,022
     8,065 Whitman Corp.........................................         100,813
--------------------------------------------------------------------------------
                                                                       7,950,716
--------------------------------------------------------------------------------
 Biotechnology -- 0.2%
     4,047 Chiron Corp.*........................................         202,350
    42,392 Genzyme Corp. - General Division*....................       2,434,891
--------------------------------------------------------------------------------
                                                                       2,637,241
--------------------------------------------------------------------------------
 Building Materials -- 0.4%
     5,268 American Standard Co.*...............................         183,722
     2,649 Armstrong World Industries...........................          50,331
    40,490 Johns Manville Corp..................................         328,981
    22,104 Lafarge Corp.........................................         435,173
     3,415 Martin Marietta Materials............................         121,233
   143,152 Masco Corp...........................................       2,558,842
     3,753 Owens Corning........................................          54,419
     2,871 Southdown Inc........................................         142,473
    54,546 USG Corp.............................................       1,772,745
     6,722 Vulcan Materials Co..................................         268,880
     2,922 York International Corp..............................          52,961
--------------------------------------------------------------------------------
                                                                       5,969,760
--------------------------------------------------------------------------------
 Chemicals -- 2.8%
    15,851 Air Products and Chemicals, Inc. ....................         408,163
     5,312 Ashland Inc..........................................         165,336
     4,334 Cabot Corp. .........................................          95,890
   154,072 The Dow Chemical Co.+................................      16,716,812
   327,209 E.I. du Pont de Nemours & Co. .......................      16,524,055
     5,876 Eastman Chemical Co. ................................         211,169
    44,570 Engelhard Corp.......................................         607,266
     3,734 Great Lakes Chemical Corp............................         108,519
    50,926 Hercules Inc. .......................................         840,279
     7,506 IMC Global Inc. .....................................         101,331
    79,299 Lubrizol Corp........................................       1,967,606
     8,187 Lyondell Chemical, Co. ..............................          70,101
     5,063 Millennium Chemicals Inc.............................          70,882
    11,902 Praxair, Inc. .......................................         401,693
    79,615 Rohm & Haas Co.......................................       3,214,456
     8,138 RPM Inc..............................................          81,380
    56,278 Sherwin-Williams Co..................................       1,076,317
     7,548 Sigma Aldrich Corp...................................         179,265
   103,823 Solutia Inc..........................................       1,434,055

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Large Capitalization Value Equity Investments


  SHARES                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 Chemicals -- 2.8% (continued)
    54,001 Union Carbide Corp. .................................  $    2,899,179
       500 Valhi Inc............................................           5,563
    22,039 Valspar Corp.........................................         723,155
--------------------------------------------------------------------------------
                                                                      47,902,472
--------------------------------------------------------------------------------
 Commercial Services -- 0.3%
     1,642 ACNielsen Corp.*.....................................          27,811
    70,995 Cendant Corp.*.......................................       1,264,598
       700 Circle.com*..........................................           6,606
    38,335 Comdisco Inc. .......................................       1,473,502
       284 Convergys, Corp.*....................................          10,934
     5,530 Deluxe Corp. ........................................         129,609
    11,935 The Dun & Bradstreet Corp............................         312,548
     5,470 H&R Block, Inc.......................................         239,996
    24,603 Hertz Corp., Class A Shares..........................         881,095
     5,269 Manpower Inc.........................................         172,230
    11,645 McKesson HBOC, Inc...................................         225,622
     3,695 Modis Professional Services*.........................          58,196
       982 NOVA Corp.*..........................................          22,647
     6,981 R.R. Donnelley & Sons Co.............................         133,512
    20,247 Service Corp.........................................          74,661
     1,213 The ServiceMaster Co. ...............................          13,343
       920 Sodexho Marriott Services, Inc. .....................          10,235
     5,058 Stewart Enterprises Inc., Class A Shares.............          21,497
     1,439 Sylvan Learning Systems Inc.*........................          21,405
     1,009 United Rentals Inc.*.................................          15,766
     2,479 Viad Corp. ..........................................          58,102
--------------------------------------------------------------------------------
                                                                       5,173,915
--------------------------------------------------------------------------------
 Computers -- 4.5%
     9,134 3Com Corp.*..........................................         895,132
    97,671 Adaptec Inc.*+.......................................       4,004,511
       400 Affiliated Computer Services, Class A Shares*........          12,600
    82,974 Apple Computer, Inc.*+...............................       9,510,895
       100 Brocade Communications Systems, Inc.*................          28,913
    34,323 Cabletron Systems, Inc.*.............................       1,681,827
   169,253 Compaq Computer Corp.................................       4,210,168
    31,423 Computer Sciences Corp.*.............................       2,476,525
     5,278 Diebold Inc. ........................................         129,311
     1,843 DST Systems, Inc.*...................................         103,438
   167,123 Electronic Data Systems Corp.........................      10,821,214
   126,054 Hewlett-Packard Co. .................................      16,954,263
   176,377 International Business Machines Corp. ...............      17,990,454
     5,321 NCR Corp.*...........................................         201,865
    10,542 Quantum Corp. - DLT Storage Sytems*..................         109,373
     2,671 Quantum Corp. - Hard Disk Drive*.....................          21,034
     5,521 Safeguard Scientifics Inc.*+.........................         965,830
    63,646 Seagate Technology, Inc.*............................       3,174,344
    13,703 Silicon Graphics Inc.*...............................         134,461
     6,922 Storage Technology Co.*..............................          88,256
       539 SunGard Data Systems Inc.*...........................          16,170
    24,317 Synopsys, Inc.*......................................         971,160
    57,000 Unisys Corp..........................................       1,706,438
--------------------------------------------------------------------------------
                                                                      76,208,182
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Large Capitalization Value Equity Investments


  SHARES                         SECURITY                            VALUE

-------------------------------------------------------------------------------
 Cosmetics/Personal Care -- 0.6%
     2,612 Alberto Culver Co., Class B Shares..................  $       55,832
     7,880 International Flavors & Fragrances Inc. ............         236,400
   185,772 Kimberly-Clark Corp.................................       9,602,090
-------------------------------------------------------------------------------
                                                                      9,894,322
-------------------------------------------------------------------------------
 Distribution/Wholesale -- 0.2%
    40,510 Costco Wholesale Corp.*.............................       2,010,309
    13,254 Genuine Parts Co....................................         299,043
     8,322 Huttig Building Products, Inc.*.....................          35,369
     2,405 Ingram Micro Inc., Class A Shares*..................          26,004
     2,522 Tech Data Corp.*....................................          54,696
     5,508 W.W. Grainger, Inc. ................................         235,811
-------------------------------------------------------------------------------
                                                                      2,661,232
-------------------------------------------------------------------------------
 Diversified Financial Services -- 7.2%
    71,095 A.G. Edwards, Inc...................................       2,252,823
    13,949 American Express Co.................................       1,871,781
    66,185 Associates First Capital Corp., Class A Shares......       1,315,427
    87,097 The Bear Stearns Cos. Inc...........................       3,418,557
     4,096 C.I.T. Group Inc., Class A Shares...................          57,344
   251,834 Citigroup Inc.......................................      13,016,670
    90,062 Countrywide Credit Industries Inc. .................       2,245,921
    66,243 Donaldson, Lufkin & Jenrette, Inc.*+................       2,838,528
    37,935 Federal Home Loan Mortgage Corp. ...................       1,583,786
   482,617 Federal National Mortgage Association...............      25,578,701
    18,470 The FINOVA Group Inc................................         528,704
     5,549 Franklin Resources Inc..............................         150,863
    33,994 The Goldman Sachs Group, Inc.+......................       3,144,445
    51,977 Heller Financial, Inc. .............................         977,817
   187,985 Household International, Inc........................       6,003,771
     4,310 Legg Mason, Inc.....................................         169,168
    47,457 Lehman Brothers Holdings Inc........................       3,440,633
   155,929 Merrill Lynch & Co., Inc. ..........................      15,982,723
   480,244 Morgan Stanley Dean Witter & Co.....................      33,827,187
    83,297 PaineWebber Group Inc. .............................       3,186,110
-------------------------------------------------------------------------------
                                                                    121,590,959
-------------------------------------------------------------------------------
 Electric -- 4.5%
     8,569 Allegheny Energy, Inc...............................         222,258
     5,855 Alliant Energy Corp.................................         164,672
    10,226 Ameren Corp.........................................         306,780
    14,496 American Electric Power Co., Inc....................         407,700
    28,062 Calpine Corp.*......................................       2,567,673
    11,836 Carolina Power & Light Co...........................         352,121
    15,883 Central & Southwest Corp. ..........................         267,033
    11,158 Cinergy Corp........................................         238,502
    19,417 Citizens Utilities Co., Class B Shares*.............         296,109
    40,228 CMS Energy Corp.....................................         673,819
     6,156 Conectiv, Inc.......................................          87,723
    59,671 Consolidated Edison, Inc. ..........................       1,644,682
    93,659 Constellation Energy Group..........................       2,786,355
    57,870 Dominion Resources Inc.+............................       2,123,118
    11,865 DPL Inc.............................................         255,098
     5,439 DQE Inc.............................................         252,914
   141,865 DTE Energy Co.+.....................................       4,282,550
   196,599 Duke Energy Corp. ..................................       9,535,052

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Large Capitalization Value Equity Investments


  SHARES                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 Electric -- 4.5% (continued)
   284,496 Edison International.................................  $    7,485,801
   210,556 Energy East Corp.....................................       4,421,676
    98,696 Entergy Corp.........................................       1,998,594
    84,325 FirstEnergy Corp.+ ..................................       1,575,823
     6,802 Florida Progress Corp................................         289,935
   143,681 FPL Group, Inc.......................................       5,549,679
    90,319 GPU Inc..............................................       2,246,685
     5,747 IPALCO Enterprises, Inc..............................          97,340
     4,673 Kansas City Power & Light Co.........................         107,479
   110,911 LG&E Energy Corp.....................................       2,460,838
     3,072 MidAmerican Energy Holding Co........................         106,368
     5,522 Minnesota Power Inc. ................................          84,556
   108,493 The Montana Power Co.................................       4,271,912
     8,664 New Century Energies Inc.............................         234,470
     4,454 New England Electric Systems.........................         240,516
    13,993 Niagara Mohawk Holdings, Inc.*.......................         164,418
     9,376 NiSource, Inc. ......................................         121,302
    35,522 Northeast Utilities..................................         668,258
    11,514 Northern States Power Co.............................         202,215
     5,007 NSTAR................................................         204,974
     5,860 OGE Energy Corp......................................         100,719
    13,885 PECO Energy Co.......................................         518,084
    28,641 PG&E Corp............................................         590,721
     6,256 Pinnacle West Capital Corp...........................         172,822
     8,819 Potomac Electric Power Co............................         179,136
    10,694 PPL Corp.............................................         214,548
    54,284 Public Service Enterprise Group......................       1,574,236
     6,352 Puget Sound Energy Inc...............................         129,025
    18,268 Reliant Energy, Inc..................................         375,636
     7,673 Scana Corp...........................................         183,193
    82,924 Scottish Power PLC ADR...............................       2,492,903
   175,938 Southern Co.+........................................       3,903,624
     9,699 Teco Energy Inc. ....................................         174,582
    92,994 Texas Utilities Co. .................................       3,033,929
    16,175 Unicom Corp..........................................         611,617
   178,543 UtiliCorp United Inc.................................       2,923,642
     5,065 Western Resources, Inc...............................          78,191
     8,820 Wisconsin Energy Corp. ..............................         156,004
--------------------------------------------------------------------------------
                                                                      76,409,610
--------------------------------------------------------------------------------
 Electrical Components & Equipment -- 0.4%
    45,817 American Power Conversion Corp.*.....................       1,554,914
   102,391 Emerson Electric Co..................................       4,665,190
     3,820 Hubbell Inc., Class B Shares.........................          92,874
     3,941 Molex Inc............................................         220,203
--------------------------------------------------------------------------------
                                                                       6,533,181
--------------------------------------------------------------------------------
 Electronics -- 0.9%
     7,131 Arrow Electronics Inc.*..............................         215,713
     3,118 Avnet Inc............................................         208,516
     1,583 AVX Corp.............................................         100,521
    77,666 Johnson Controls Inc. ...............................       4,145,423
    30,285 Parker-Hannifin Corp.................................       1,097,831
    37,508 Royal Koninklijke Philips Electronics ADR+...........       7,182,782
     4,874 SCI Systems Inc.*....................................         196,179
     1,678 Teradyne Inc.*.......................................         145,986
    10,591 Thermo Electron Corp.*...............................         165,484

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Large Capitalization Value Equity Investments


  SHARES                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 Electronics -- 0.9% (continued)
       871 Thermo Instrument Systems Inc.*......................  $       13,990
     4,355 Thomas & Betts Corp..................................          97,715
    53,280 Vishay Intertechnology Inc.*.........................       2,291,040
--------------------------------------------------------------------------------
                                                                      15,861,180
--------------------------------------------------------------------------------
 Engineering & Construction -- 0.0%
     5,674 Fluor Corp...........................................         161,354
--------------------------------------------------------------------------------
 Entertainment -- 0.2%
   116,690 Harrah's Entertainment Inc.*+........................       2,231,696
     6,073 International Game Technology........................         108,175
     5,292 Mandalay Resort Group*...............................          74,419
     1,152 Metro-Goldwyn-Mayer Inc.*............................          27,504
     2,892 MGM Grand Inc. ......................................          57,479
    13,376 Mirage Resorts Inc.*.................................         212,344
    19,581 Park Place Entertainment Corp.*......................         221,510
    29,558 Premier Parks Inc.*..................................         598,550
     1,154 SFX Entertainment Inc.*..............................          44,429
--------------------------------------------------------------------------------
                                                                       3,576,106
--------------------------------------------------------------------------------
 Environmental Control -- 0.1%
     3,789 Allied Waste Industries, Inc.*.......................          21,313
     1,956 Republic Services Inc.*+.............................          21,272
     4,945 Safety-Kleen Corp.*..................................          24,107
   161,070 Waste Management Inc.+...............................       2,416,050
--------------------------------------------------------------------------------
                                                                       2,482,742
--------------------------------------------------------------------------------
 Food -- 1.3%
    25,738 Albertson's, Inc.....................................         630,581
    45,390 Archer-Daniels-Midland Co............................         456,737
    35,947 Bestfoods............................................       1,507,527
    10,950 Campbell Soup Co.....................................         310,706
   157,135 ConAgra, Inc.+.......................................       2,573,086
    17,903 Dean Foods Co........................................         485,619
     9,009 Delhaize America, Inc................................         168,919
     3,516 Dole Food Co., Inc...................................          54,059
     7,031 Flowers Industries Inc...............................          90,964
    38,580 General Mills Inc....................................       1,270,729
    19,851 H.J. Heinz & Co. ....................................         633,991
     2,357 Hannaford Brothers Co................................         167,936
     6,119 Hershey Foods Corp...................................         268,854
   101,778 Hormel Foods Corp....................................       1,698,420
    43,665 IBP Inc..............................................         545,813
     3,046 Interstate Bakeries Corp.............................          34,839
     9,053 Kellogg Co...........................................         229,154
    67,900 Kroger Co.*..........................................       1,010,013
     5,286 McCormick Inc........................................         144,704
    24,350 Nabisco Group Holdings Corp..........................         210,019
     3,808 Nabisco Holdings Corp., Class A Shares...............         111,384
    87,653 Quaker Oats Corp.....................................       4,727,784
    51,547 Ralston-Ralston Purina Group.........................       1,459,424
     5,765 Sara Lee Corp........................................          86,475
    90,649 SUPERVALU Inc........................................       1,558,030
     3,891 SYSCO Corp...........................................         127,673
     1,948 Tootsie Roll Industries Inc..........................          57,831
     9,512 Tyson Foods Inc., Class A Shares.....................          98,093
     2,828 U.S. Foodservice*....................................          50,020

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Large Capitalization Value Equity Investments


  SHARES                         SECURITY                           VALUE

------------------------------------------------------------------------------
 Food -- 1.3% (continued)
     1,178 Weis Markets Inc. .................................  $       49,844
     6,671 Winn-Dixie Stores, Inc. ...........................         107,570
     2,205 Wm. Wrigley Jr. Co.................................         149,113
------------------------------------------------------------------------------
                                                                    21,075,911
------------------------------------------------------------------------------
 Forest Products & Paper -- 1.5%
   128,585 Abitibi-Consolidated Inc. .........................       1,141,192
    61,338 Boise Cascade Corp.................................       1,828,639
     3,832 Bowater Inc........................................         188,487
    26,032 Champion International Corp........................       1,347,156
     4,239 Consolidated Papers Inc............................         160,817
     3,461 Fort James Corp....................................          65,110
   200,113 Georgia-Pacific Group+.............................       6,941,420
     6,431 Georgia-Pacific Corp. (Timber Group)...............         141,884
   111,916 International Paper Co. ...........................       4,119,908
     7,935 Louisiana Pacific Corp. ...........................          93,732
     7,702 Mead Corp. ........................................         230,579
    39,153 Temple-Inland, Inc.................................       2,001,697
     6,469 Westvaco Corp......................................         178,302
   102,688 Weyerhaeuser Co....................................       5,269,178
    27,785 Willamette Industries, Inc.........................         942,953
------------------------------------------------------------------------------
                                                                    24,651,054
------------------------------------------------------------------------------
 Gas -- 0.1%
     9,970 Keyspan Corp.......................................         203,139
     6,446 MCN Energy Group Inc. .............................         155,107
     3,550 NICOR Inc..........................................         107,831
     2,640 Peoples Energy Corp................................          76,395
    67,970 Sempra Energy+.....................................       1,223,460
------------------------------------------------------------------------------
                                                                     1,765,932
------------------------------------------------------------------------------
 Hand/Machine Tools -- 0.1%
       468 Black & Decker Corp. ..............................          15,415
     4,333 Snap-on Inc. ......................................          94,514
    17,766 SPX Corp.*.........................................       1,546,752
    24,160 The Stanley Works..................................         555,680
------------------------------------------------------------------------------
                                                                     2,212,361
------------------------------------------------------------------------------
 Health Care -- 1.7%
    79,526 Bausch & Lomb Inc.+................................       4,194,997
   143,550 Baxter International Inc...........................       7,823,475
     5,905 Becton Dickinson & Co..............................         183,424
    32,533 C.R. Bard, Inc.....................................       1,285,054
   320,103 Columbia/HCA Healthcare Corp.+.....................       6,181,989
     7,522 Foundation Health Systems Inc., Class A Shares*....          62,527
     6,760 Genzyme Surgical Products*.........................          85,345
     2,114 Health Management Associates Inc., Class A
            Shares*...........................................          22,726
    25,401 HEALTHSOUTH Corp.*.................................         123,830
     3,608 Hillenbrand Industries, Inc. ......................         109,593
    11,839 Humana Inc.*.......................................          80,653
    12,449 Johnson & Johnson..................................         893,216
     1,515 Lincare Holdings Inc.*.............................          35,508
     5,179 Mallinckrodt Inc...................................         127,533
     4,452 Manor Care Inc.*...................................          38,677
    38,712 PacifiCare Health Systems, Inc.*...................       1,758,977
     4,376 St. Jude Medical Inc.*.............................         114,323
    23,212 Tenet Healthcare Corp.*............................         406,210

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Large Capitalization Value Equity Investments


  SHARES                         SECURITY                           VALUE

------------------------------------------------------------------------------
 Health Care -- 1.7% (continued)
     2,927 Trigon Healthcare Inc.*............................  $       93,481
    38,268 United Healthcare, Corp. ..........................       1,956,452
     1,262 Universal Health Services Inc., Class B Shares*....          49,060
    52,625 Wellpoint Health Networks Inc.*....................       3,552,188
------------------------------------------------------------------------------
                                                                    29,179,238
------------------------------------------------------------------------------
 Home Builders -- 0.2%
   131,057 Centex Corp. ......................................       2,580,185
     7,470 Clayton Homes Inc. ................................          60,694
------------------------------------------------------------------------------
                                                                     2,640,879
------------------------------------------------------------------------------
 Home Furnishings -- 0.1%
    14,643 Leggett & Platt Inc. ..............................         246,185
       687 Maytag Corp. ......................................          18,163
    29,464 Whirlpool Corp. ...................................       1,600,264
------------------------------------------------------------------------------
                                                                     1,864,612
------------------------------------------------------------------------------
 Household Products/Wares -- 0.1%
     4,519 American Greetings Corp., Class A Shares...........          77,953
       681 Avery Dennison Corp. ..............................          41,328
    60,352 Fortune Brands Inc. ...............................       1,320,200
------------------------------------------------------------------------------
                                                                     1,439,481
------------------------------------------------------------------------------
 Insurance -- 5.9%
     6,485 21st Century Insurance Group.......................         114,298
    38,610 Aetna, Inc. .......................................       1,587,836
    16,383 AFLAC INC. ........................................         599,003
    60,350 Allmerica Financial Corp. .........................       2,519,613
   219,101 Allstate Corp.+....................................       4,272,470
    54,520 Ambac Financial Group Inc. ........................       2,395,473
     2,850 American Financial Group, Inc. ....................          59,850
   157,351 American General Corp. ............................       8,211,755
   398,491 American International Group Inc. .................      35,241,548
       743 American National Insurance Co. ...................          43,466
    67,026 Aon Corp. .........................................       1,403,357
   231,784 AXA Financial Inc. ................................       6,939,034
    13,169 Chubb Corp. .......................................         647,750
   107,998 Cigna Corp. .......................................       7,971,602
    11,514 Cincinnati Financial Corp. ........................         343,981
     1,239 CNA Financial Corp.*...............................          33,453
   134,365 Conseco Inc. ......................................       1,965,088
     4,891 Erie Indemnity Co., Class A Shares.................         151,621
   117,650 Everest Re Group Ltd. .............................       2,889,778
     1,439 Financial Security Assurance Holdings..............          64,755
     4,311 Fremont General Corp. .............................          31,255
    74,882 The Hartford Financial Services Group, Inc. .......       2,340,063
    25,760 Hartford Life Inc.+................................         911,260
     7,775 Jefferson-Pilot Corp. .............................         404,786
   175,242 Lincoln National Corp. ............................       4,873,918
     5,525 Loews Corp. .......................................         245,863
   106,777 Marsh & McLennan Cos., Inc. .......................       8,261,870
     7,408 MBIA Inc. .........................................         284,282
     2,062 Mercury General Corp. .............................          46,782
    28,482 MGIC Investment Corp. .............................       1,064,515
    20,927 Nationwide Financial Services, Inc., Class A
            Shares............................................         482,629
     9,395 Old Republic International Corp. ..................         109,804
     2,218 The PMI Group Inc. ................................          80,541

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Large Capitalization Value Equity Investments


  SHARES                         SECURITY                            VALUE

-------------------------------------------------------------------------------
 Insurance -- 5.9% (continued)
     3,136 Progressive Corp. ..................................  $      186,592
     3,827 Protective Life Corp. ..............................          84,194
     1,345 Reinsurance Group of America, Inc. .................          22,949
     6,224 Reliastar Financial Corp. ..........................         173,883
     9,686 Safeco Corp. .......................................         203,406
    82,100 St. Paul Cos. ......................................       1,836,988
     9,858 Torchmark Corp. ....................................         195,312
     1,366 Transatlantic Holdings, Inc. .......................          96,218
     4,629 Travelers Property Casualty Corp., Class A Shares...         146,392
     3,675 Unitrin, Inc. ......................................         124,720
    15,615 UnumProvident Corp. ................................         208,851
       150 Wesco Financial Corp. ..............................          33,713
-------------------------------------------------------------------------------
                                                                     99,906,517
-------------------------------------------------------------------------------
 Iron/Steel -- 0.2%
     3,795 AK Steel Holding Corp. .............................          31,546
     6,469 Allegheny Technologies Inc. ........................         109,569
    54,269 Nucor Corp. ........................................       2,696,491
     6,615 USX-U.S. Steel Group................................         144,703
-------------------------------------------------------------------------------
                                                                      2,982,309
-------------------------------------------------------------------------------
 Leisure Time -- 0.1%
    54,673 Brunswick Corp. ....................................         967,029
       332 Galileo International Inc. .........................           5,644
-------------------------------------------------------------------------------
                                                                        972,673
-------------------------------------------------------------------------------
 Lodging -- 0.3%
    10,816 Hilton Hotels Corp. ................................          75,712
     8,328 Marriott International Inc., Class A Shares.........         229,541
   197,065 Starwood Hotels & Resort Worldwide, Inc. ...........       4,421,646
-------------------------------------------------------------------------------
                                                                      4,726,899
-------------------------------------------------------------------------------
 Machinery - Construction & Mining -- 0.2%
    94,087 Caterpillar Inc. ...................................       3,298,925
-------------------------------------------------------------------------------
 Machinery - Diversified -- 0.7%
     1,708 Briggs & Stratton Corp. ............................          57,111
    13,420 Cummins Engine Inc. ................................         447,054
    76,108 Deere & Co.+........................................       2,720,861
    55,225 Dover Corp. ........................................       2,129,614
   133,124 Ingersoll-Rand Co.+.................................       5,100,313
    11,498 Rockwell International Corp. .......................         520,285
    25,317 Tecumseh Products Co., Class A Shares...............       1,091,796
-------------------------------------------------------------------------------
                                                                     12,067,034
-------------------------------------------------------------------------------
 Media -- 5.3%
     6,824 A.H. Belo Corp., Class A Shares.....................          87,859
     1,082 Adelphia Communications Corp., Class A Shares.......          59,442
    11,413 AMFM Inc.*..........................................         700,473
   204,348 AT&T Corp.-Liberty Media Group, Class A Shares*.....      10,677,183
       250 BHC Communications, Inc., Class A Shares............          39,875
     3,053 Cablevision Systems Corp., Class A Shares*..........         195,964
   176,294 CBS Corp.*..........................................      10,500,511
       457 Central Newspapers, Class A Shares..................          13,053
     1,202 Chris Craft Industries Inc.*........................          79,107
     3,256 Clear Channel Communications, Inc.*.................         216,931
    32,914 Dow Jones & Co., Inc. ..............................       2,053,011

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Large Capitalization Value Equity Investments


  SHARES                         SECURITY                            VALUE

-------------------------------------------------------------------------------
 Media -- 5.3% (continued)
    68,566 Gannett Co.+........................................  $    4,469,646
     3,808 Harcourt General Inc. ..............................         131,138
       926 Hearst-Argyle Television, Inc.*.....................          19,272
       552 Hollinger International Inc.........................           6,659
     1,166 Houghton Mifflin Co. ...............................          46,421
   109,205 Knight Ridder Inc.+.................................       5,118,984
     1,418 McClatchy Co., Class A Shares.......................          49,010
   132,583 McGraw-Hill Cos., Inc...............................       6,745,160
     1,400 Media General Inc., Class A Shares..................          72,363
   159,135 MediaOne Group, Inc.*+..............................      12,492,098
     1,613 Meredith Corp.......................................          46,172
   134,326 New York Times Co., Class A Shares+.................       5,675,274
   140,100 News Corp. Ltd. Preferred ADR.......................       7,048,781
     6,528 PRIMEDIA Inc.*......................................         121,176
     3,603 Readers Digest Association, Inc., Class A Shares....         123,853
     1,943 Scripps Co., Class A Shares.........................          83,792
    12,200 Time Warner, Inc....................................       1,043,100
       917 Times Mirror Co., Class A Shares....................          46,767
    13,910 Tribune Co. ........................................         541,621
     2,058 UnitedGlobalCom Inc., Class A Shares*...............         215,061
     6,914 USA Networks Inc.*..................................         155,133
    84,479 Viacom Inc., Class B Shares*........................       4,709,704
   472,281 Walt Disney Co......................................      15,821,414
       269 Washington Post Co., Class B Shares.................         131,205
-------------------------------------------------------------------------------
                                                                     89,537,213
-------------------------------------------------------------------------------
 Metals - Diversified -- 0.7%
   167,634 Alcoa, Inc.+........................................      11,482,929
     5,602 Phelps Dodge Corp. .................................         263,994
     4,397 Reynolds Metals Co..................................         279,210
-------------------------------------------------------------------------------
                                                                     12,026,133
-------------------------------------------------------------------------------
 Mining -- 0.1%
   140,933 Homestake Mining Co. ...............................         916,065
    12,528 Newmont Mining Corp. ...............................         277,182
-------------------------------------------------------------------------------
                                                                      1,193,247
-------------------------------------------------------------------------------
 Miscellaneous Manufacturing -- 2.7%
     2,119 Carlisle Cos. Inc...................................          70,192
     6,145 Cooper Industries Inc...............................         185,886
     4,522 Crane Co............................................          89,875
   142,642 Eastman Kodak Co....................................       8,175,170
    77,954 Eaton Corp. ........................................       5,841,678
    23,991 FMC Corp............................................       1,159,065
   183,217 Honeywell International Inc.+.......................       8,817,318
     6,585 Illinois Tool Works Inc.............................         340,362
    33,152 ITT Industries Inc. ................................         803,936
     2,546 Lancaster Colony Corp...............................          75,744
   109,069 Minnesota Mining & Manufacturing Co. ...............       9,611,706
     3,064 National Service Industries, Inc. ..................          62,812
    34,283 Pall Corp...........................................         677,089
    20,344 Pentair Inc.........................................         699,325
    12,928 PPG Industries Inc. ................................         638,320
     2,518 Teleflex Inc. ......................................          71,134
    62,701 Textron Inc.+.......................................       3,824,761

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Large Capitalization Value Equity Investments


  SHARES                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 Miscellaneous Manufacturing -- 2.7% (continued)
    46,200 Tyco International Ltd...............................  $    1,752,713
   159,763 U.S. Industries Inc. ................................       1,827,289
--------------------------------------------------------------------------------
                                                                      44,724,375
--------------------------------------------------------------------------------
 Office/Business Equipment -- 0.3%
     3,650 Lanier Worldwide, Inc.*..............................          10,266
    85,755 Pitney Bowes, Inc....................................       4,244,873
--------------------------------------------------------------------------------
                                                                       4,255,139
--------------------------------------------------------------------------------
 Office Furnishings -- 0.0%
     4,273 Hon Industries Inc...................................          78,783
     4,541 Steelcase Inc., Class A Shares.......................          55,627
--------------------------------------------------------------------------------
                                                                         134,410
--------------------------------------------------------------------------------
 Oil & Gas Producers -- 10.2%
     5,899 Amerada Hess Corp....................................         298,268
    53,993 Anadarko Petroleum Corp. ............................       1,660,285
    16,609 Apache Corp..........................................         606,229
   119,801 Atlantic Richfield Co................................       8,505,871
    16,268 Burlington Resources Inc.............................         449,404
   239,817 Chevron Corp.........................................      17,911,332
   206,807 Coastal Corp.........................................       8,698,819
   618,578 Conoco Inc., Class B Shares..........................      12,178,254
     1,562 Devon Energy Corp. ..................................          58,185
     3,526 Diamond Offshore Drilling, Inc.......................         111,951
     7,391 Ensco International Inc..............................         223,578
     4,154 EOG Resources, Inc...................................          63,349
 1,137,704 Exxon Mobil Corp.....................................      85,683,333
    10,275 Global Marine Inc.*..................................         230,545
    95,051 Kerr-McGee Corp......................................       4,253,532
     3,341 Murphy Oil Corp......................................         169,138
     4,932 Nabors Industries Inc.*..............................         176,936
    26,318 Noble Affiliates Inc. ...............................         592,155
    63,091 Noble Drilling Corp. ADR*............................       2,271,276
    27,430 Occidental Petroleum Corp............................         440,594
    12,449 Ocean Energy, Inc.*..................................         133,049
    57,486 Phillips Petroleum Co................................       2,198,840
     7,187 R&B Falcon Corp.*....................................         110,949
     5,419 Rowan Companies Inc.*................................         136,152
    13,769 Santa Fe Snyder, Corp.*..............................         103,268
     6,706 Sunoco, Inc..........................................         165,554
   257,351 Texaco, Inc. ........................................      12,208,088
   220,481 Tosco Corp.+.........................................       5,897,867
    83,238 Ultramar Diamond Shamrock Corp. .....................       1,805,224
    18,790 Union Pacific Resources Group Inc....................         167,936
    18,131 UnoCal Corp. ........................................         485,004
   153,723 USX Marathon Group Inc...............................       3,324,260
    34,784 Transocean Sedco Forex Inc...........................       1,371,794
--------------------------------------------------------------------------------
                                                                     172,691,019
--------------------------------------------------------------------------------
 Oil & Gas Services -- 0.6%
   123,816 Baker Hughes Inc.....................................       3,203,739
     4,364 BJ Services Co.*.....................................         249,021
     3,662 Cooper Cameron Corp.*................................         202,326
    15,796 Halliburton Co.......................................         603,210
    65,700 Schlumberger Ltd.+...................................       4,853,588
     2,310 Smith International Inc.*............................         144,808

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Large Capitalization Value Equity Investments


  SHARES                         SECURITY                           VALUE

------------------------------------------------------------------------------
 Oil & Gas Services -- 0.6% (continued)
    44,600 Tidewater Inc. ....................................  $    1,262,738
     6,890 Weatherford International, Inc.*...................         310,050
------------------------------------------------------------------------------
                                                                    10,829,480
------------------------------------------------------------------------------
 Packaging & Containers -- 0.1%
    45,307 Ball Corp..........................................       1,220,457
     3,572 Bemis Co., Inc. ...................................         106,267
     9,182 Crown Cork & Seal Co., Inc.........................         128,548
    11,222 Owens-Illinois Inc.*...............................         155,004
    10,242 Pactiv Corp.*......................................          85,137
     8,668 Smurfit-Stone Container, Corp.*....................         118,102
     7,599 Sonoco Product Co. ................................         140,107
------------------------------------------------------------------------------
                                                                     1,953,622
------------------------------------------------------------------------------
 Pharmaceuticals -- 3.1%
   378,278 Abbott Laboratories................................      12,388,605
   346,613 American Home Products Corp........................      15,077,666
     3,550 Bergen Brunswig, Corp., Class A Shares.............          17,528
    78,249 Bristol-Myers Squibb Co. ..........................       4,445,521
    36,895 Cardinal Health Inc.+..............................       1,521,919
     3,008 DENTSPLY International Inc.........................          77,080
       498 ICN Pharmaceuticals, Inc...........................           9,898
   182,429 Ivax Corp.*+.......................................       4,150,248
    31,986 Merck & Co. Inc. ..................................       1,969,138
     1,566 Mylan Laboratories Inc.............................          36,018
     3,762 Omnicare Inc. .....................................          34,563
   199,984 Pharmacia & Upjohn Inc.+...........................       9,524,238
    35,165 Warner-Lambert Co. ................................       3,008,805
       490 Watson Pharmaceuticals Inc.*.......................          19,600
------------------------------------------------------------------------------
                                                                    52,280,827
------------------------------------------------------------------------------
 Pipelines -- 1.5%
     6,107 Columbia Energy Group..............................         360,313
    77,656 Dynegy Inc., Class A Shares........................       3,640,125
   110,330 El Paso Energy, Corp.+.............................       4,089,106
   179,084 Enron Corp. .......................................      12,356,796
     7,628 Kinder Morgan Inc. ................................         212,631
     2,867 National Fuel Gas Co...............................         117,368
     6,170 Questar Corp. .....................................          85,994
   117,723 Williams Cos., Inc.................................       4,922,293
------------------------------------------------------------------------------
                                                                    25,784,626
------------------------------------------------------------------------------
 Real Estate -- 0.0%
     3,409 Catellus Development Corp.*........................          41,973
     1,857 The St. Joe Co.....................................          44,916
------------------------------------------------------------------------------
                                                                        86,889
------------------------------------------------------------------------------
 Real Estate Investment Trusts -- 0.7%
    34,277 AMB Property Corp. ................................         691,967
     4,963 Apartment Investment & Management Co., Class A
            Shares............................................         183,631
     6,388 Archstone Communities Trust........................         124,965
     4,159 Arden Reality, Inc.................................          86,559
    23,969 Avalonbay Communities, Inc. .......................         808,954
     5,000 Carramerica Realty Corp. ..........................         106,250
     6,205 Cornerstone Properties Inc. .......................         104,709
    42,210 Crescent Real Estate Equities Co. .................         720,208
     9,344 Duke Weeks Realty Corp.............................         171,696

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Large Capitalization Value Equity Investments


  SHARES                         SECURITY                           VALUE

------------------------------------------------------------------------------
 Real Estate Investment Trusts -- 0.7% (continued)
    80,033 Equity Office Properties Trust.....................  $    1,915,790
    38,176 Equity Residential Property Trust..................       1,524,654
     4,355 Felcor Lodging Trust, Inc. ........................          74,579
     4,167 Franchise Financial Corp. of America...............          93,758
     3,884 General Growth Properties..........................         112,393
     4,662 Highwoods Properties Inc...........................          97,611
    14,849 Host Marriott, Corp................................         131,785
   185,682 HRPT Properties Trust..............................       1,485,456
     3,533 Kimco Realty Corp. ................................         121,668
    33,632 Liberty Property Trust.............................         763,026
     4,318 Mack-Cali Realty Corp. ............................         102,553
     6,567 New Plan Excel Realty Trust, Inc...................          91,528
     2,849 Post Properties Inc................................         107,194
     8,738 Prison Realty Trust, Inc. .........................          44,782
    25,888 Prologis Trust.....................................         467,602
     6,382 Public Storage Inc.................................         140,803
     5,421 Rouse Co. .........................................         118,584
    19,278 Senior Housing Properties Trust....................         166,274
    28,536 Simon Property Group, Inc..........................         670,596
     4,579 Spieker Properties Inc. ...........................         183,732
    25,438 Vornado Realty Trust...............................         777,449
------------------------------------------------------------------------------
                                                                    12,190,756
------------------------------------------------------------------------------
 Retail -- 2.1%
    14,736 AutoNation, Inc.*..................................         111,441
     7,833 AutoZone Inc.*.....................................         192,398
     2,174 Barnes & Noble Inc.*...............................          37,502
     4,361 BJ's Wholesale Club, Inc.*.........................         135,191
    26,348 Brinker International Inc.*........................         573,069
    15,548 Circuit City Stores-Circuit City Group.............         627,751
       478 Claire's Stores, Inc...............................           8,335
     4,663 Consolidated Stores Corp.*.........................          52,459
   105,380 Darden Restaurants Inc.............................       1,389,699
     7,740 Dillard Inc., Class A Shares.......................         134,483
       295 eToys Inc.*........................................           4,148
   269,157 Federated Department Stores, Inc.*+................       9,874,697
    10,541 Ikon Office Solutions Inc..........................          73,787
    17,319 J.C. Penney Co., Inc...............................         272,774
    36,882 Kmart Corp.*.......................................         325,023
   106,335 The Limited Inc....................................       3,615,390
     2,328 Longs Drugs Stores Corp............................          43,214
    24,787 May Department Stores Co. .........................         649,110
    52,056 McDonald's Corp....................................       1,643,018
     1,200 Neiman-Marcus Group Inc., Class A Shares*..........          25,575
     6,607 Nordstrom, Inc.....................................         140,812
    92,857 Office Depot Inc.*.................................       1,131,695
       664 Outback Steakhouse, Inc.*..........................          17,347
    21,685 Payless Shoesource, Inc.*..........................         856,558
    19,276 Rite Aid Corp. ....................................         132,523
     3,710 Ross Stores Inc. ..................................          53,795
     7,266 Saks, Inc.*........................................          83,559
    25,441 Sears Roebuck & Co. ...............................         701,218
    77,065 Target Corp........................................       4,546,835
       612 Ticketmaster Online-CitySearch, Inc., Class B
            Shares*...........................................          21,353
       260 Tiffany & Co. .....................................          16,689
   196,000 TJX Cos. Inc.......................................       3,123,750
       798 Too Inc.*..........................................          19,152

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Large Capitalization Value Equity Investments


  SHARES                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 Retail -- 2.1% (continued)
   113,542 Toys "R" Us, Inc.*...................................  $    1,405,082
   127,450 Tricon Global Restaurants Inc.*......................       3,393,356
    10,357 Venator Group Inc.*..................................          58,905
     7,789 Wendy's International, Inc...........................         122,677
     2,213 Zale Corp.*..........................................          83,264
--------------------------------------------------------------------------------
                                                                      35,697,634
--------------------------------------------------------------------------------
 Savings & Loans -- 0.5%
     4,085 Astoria Financial Corp...............................          97,274
    12,934 Charter One Financial, Inc...........................         203,711
     4,491 Commercial Federal Corp..............................          58,102
    56,109 Dime Bancorp, Inc....................................         683,828
     5,011 Golden State Bancorp, Inc.*..........................          64,517
   103,876 Golden West Financial Corp...........................       2,960,466
   140,374 Greenpoint Financial Corp............................       2,237,211
     1,966 Peoples Bank.........................................          39,228
     5,711 Roslyn Bancorp Inc...................................          87,807
    13,711 Sovereign Bancorp, Inc...............................          99,405
    97,675 Washington Mutual, Inc...............................       2,161,059
--------------------------------------------------------------------------------
                                                                       8,692,608
--------------------------------------------------------------------------------
 Semiconductors -- 0.9%
    10,328 Advanced Micro Devices Inc.*.........................         404,083
     7,460 Atmel Corp.*.........................................         369,270
     4,838 KLA-Tencor Corp.*....................................         377,062
    10,756 LSI Logic Corp.*.....................................         689,056
    47,176 Micron Technology, Inc.*+............................       4,626,197
   110,985 National Semiconductor Corp.*........................       8,337,748
       633 Novellus Systems Inc.*...............................          37,545
       600 SDL Inc.*............................................         246,000
--------------------------------------------------------------------------------
                                                                      15,086,961
--------------------------------------------------------------------------------
 Software -- 1.4%
     2,417 Autodesk Inc.........................................         108,010
     8,405 Cadence Design System, Inc.*.........................         167,575
    78,700 Computer Associates International Inc................       5,061,394
   103,100 Compuware Corp.*.....................................       2,281,088
       872 Covad Communications Group, Inc.*....................          78,698
   240,454 First Data Corp......................................      10,820,430
       400 go.Com*..............................................           8,825
       973 Intuit Inc.*.........................................          51,083
       980 J.D. Edwards & Co.*..................................          39,813
       150 Marimba, Inc.*.......................................           9,141
       297 National Data Corp...................................           9,207
     4,618 Networks Associates Inc.*............................         140,560
       153 Northpoint Communications Group, Inc.*...............           3,471
    43,100 Novell Inc.*.........................................       1,424,994
       286 Portal Software, Inc.*...............................          21,486
     5,493 Reynolds & Reynolds Co., Class A Shares..............         151,744
       531 Rhythms NetConnections Inc.*.........................          18,950
       100 Scient Corp.*........................................           7,075
       383 Shared Medical Systems Corp..........................          14,913
       246 Starmedia Network, Inc.*.............................          11,562
     4,580 Sterling Software Inc.*..............................         164,308
    48,353 Symantec Corp.*......................................       3,454,217
--------------------------------------------------------------------------------
                                                                      24,048,544
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Large Capitalization Value Equity Investments


  SHARES                         SECURITY                            VALUE

-------------------------------------------------------------------------------
 Telecommunication Equipment -- 1.8%
     4,429 American Tower Corp., Class A Shares*...............  $      218,128
     5,950 Harris Corp. .......................................         189,656
    49,745 Lucent Technologies, Inc. ..........................       2,959,828
   153,715 Motorola, Inc.......................................      26,208,408
       655 Scientific-Atlanta Inc..............................          67,260
-------------------------------------------------------------------------------
                                                                     29,643,280
-------------------------------------------------------------------------------
 Telecommunications -- 0.8%
    27,927 BCE Inc.............................................       3,070,225
    37,900 Cable & Wireless PLC ADR............................       2,449,288
     2,302 Comsat Corp.........................................          38,702
       100 Copper Mountain Networks Inc.*......................           8,694
     6,017 Cox Communications Inc., Class A Shares*............         273,397
     6,292 Crown Castle International Corp.*...................         202,917
     2,668 Echostar Communications Corp., Class A Shares*......         304,152
     5,327 General Motors Corp., Class H Shares*...............         641,904
     1,677 PanAmSat Corp.*.....................................          81,859
   106,020 Sprint, Corp. (PCS Group)*..........................       5,486,535
       666 Time Warner Telecom Inc., Class A Shares*+..........          51,282
       563 United States Cellular Corp.*.......................          37,686
     3,304 VoiceStream Wireless, Corp.*........................         439,639
     1,858 Winstar Communications, Inc.*.......................         143,763
-------------------------------------------------------------------------------
                                                                     13,230,043
-------------------------------------------------------------------------------
 Telephone -- 11.2%
    78,176 Alltel Corp.........................................       4,534,208
   975,220 AT&T Corp...........................................      48,212,439
   457,996 Bell Atlantic Corp.+................................      22,413,179
   614,396 BellSouth Corp. ....................................      25,036,637
    53,797 CenturyTel, Inc.....................................       1,808,924
   363,618 GTE Corp. ..........................................      21,453,462
   378,265 MCI WorldCom, Inc.*.................................      16,880,076
     4,602 Nextlink Communications Inc., Class A Shares*.......         507,083
   895,143 SBC Communications, Inc.............................      34,015,434
   185,149 Sprint, Corp.+......................................      11,294,089
    14,051 Telephone & Data Systems, Inc.......................       1,482,381
    21,294 U.S. West Inc. .....................................       1,546,477
-------------------------------------------------------------------------------
                                                                    189,184,389
-------------------------------------------------------------------------------
 Textiles -- 0.0%
     3,125 Mohawk Industries Inc.*.............................          69,336
     8,723 Shaw Industries Inc.................................         110,673
-------------------------------------------------------------------------------
                                                                        180,009
-------------------------------------------------------------------------------
 Tobacco -- 0.7%
   516,262 Philip Morris Cos. Inc..............................      10,779,300
     5,618 RJ Reynolds Tobacco Holdings, Inc...................         101,124
    55,379 UST, Inc............................................       1,069,507
-------------------------------------------------------------------------------
                                                                     11,949,931
-------------------------------------------------------------------------------
 Toys/Games/Hobbies -- 0.1%
   123,435 Hasbro Inc.+........................................       1,944,101
    19,188 Mattel, Inc.........................................         184,685
-------------------------------------------------------------------------------
                                                                      2,128,786
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Large Capitalization Value Equity Investments


   SHARES                         SECURITY                            VALUE

--------------------------------------------------------------------------------
 Transportation -- 1.0%
     34,116 Burlington Northern Santa Fe Corp...................  $      671,659
     54,264 CNF Transportation, Inc.............................       1,739,840
     16,286 CSX Corp............................................         361,346
     88,547 FedEx Corp.*+.......................................       3,093,611
     24,900 Kansas City Southern Industries, Inc................       1,960,875
     28,435 Norfolk Southern Corp...............................         385,650
    211,193 Union Pacific Corp..................................       8,025,334
--------------------------------------------------------------------------------
                                                                      16,238,315
--------------------------------------------------------------------------------
 Trucking & Leasing -- 0.0%
      3,635 GATX Corp...........................................         113,139
      4,769 Ryder Systems Inc...................................          88,823
--------------------------------------------------------------------------------
                                                                         201,962
--------------------------------------------------------------------------------
 Water -- 0.0%
      7,199 American Water Works Inc............................         143,980
--------------------------------------------------------------------------------
            TOTAL COMMON STOCK (Cost -- $1,609,803,603).........   1,667,019,277
--------------------------------------------------------------------------------
    FACE
   AMOUNT                         SECURITY                            VALUE
--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 0.0%
 $  300,000 U.S. Treasury Bills, 5.780% due 3/23/00 (Cost --
              $298,984).........................................         299,088
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.1%
 17,644,000 J.P. Morgan Securities Inc., 5.760% due 3/1/00;
             Proceeds at maturity -- $17,646,823;
             (Fully collateralized by U.S. Treasury Notes &
             Bonds, 4.750% to 12.750% due 5/25/00 to 8/15/28;
             Market value -- $18,352,061) (Cost --
              $17,644,000)......................................      17,644,000
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100% (Cost --
             $1,627,746,587**)..................................  $1,684,962,365
--------------------------------------------------------------------------------

* Non-income producing security.
+ All or a portion of this security is on loan (See Note 12).
** Aggregate cost for Federal income tax purposes is substantially the same.

                                  [PIE CHART]

Classification of Investments

                    Diversified
                    Financial                                 Oil & Gas
Banks   Computers   Services   Electric   Insurance   Media   Producers
-----   ---------   --------   --------   ---------   -----   ---------
 12.1%        4.5%       7.2%       4.5%        5.9%    5.3%       10.2%


Pharmaceuticals   Other   Telephone
---------------   -----   ---------
            3.1%   36.0%       11.2%


                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Large Capitalization Growth Investments


  SHARES                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 COMMON STOCK -- 98.5%
--------------------------------------------------------------------------------
 Advertising -- 0.3%
     3,683 Catalina Marketing Corp.*............................  $      313,515
     2,922 Harte-Hanks, Inc.....................................          63,736
    66,190 The Interpublic Group of Cos., Inc.+.................       2,660,011
    11,004 Lamar Advertising Co.*...............................         479,362
    41,828 Omnicom Group+.......................................       3,939,675
    11,612 Snyder Communications, Inc. .........................         281,591
     6,338 TMP Worldwide, Inc.*.................................         861,572
     4,037 Ventiv Health, Inc.*.................................          32,296
     7,906 Young & Rubicam, Inc. ...............................         399,253
--------------------------------------------------------------------------------
                                                                       9,031,011
--------------------------------------------------------------------------------
 Aerospace/Defense -- 0.2%
    24,457 The Boeing Co........................................         901,852
       539 Cordant Technologies, Inc. ..........................          17,450
    12,345 General Dynamics Corp................................         533,921
     8,216 Howmet International, Inc.*..........................         150,456
     7,780 L-3 Communications Holdings, Inc.*...................         331,136
    83,784 United Technologies Corp. ...........................       4,267,748
--------------------------------------------------------------------------------
                                                                       6,202,563
--------------------------------------------------------------------------------
 Airlines -- 0.3%
   360,600 Southwest Airlines Co. ..............................       6,648,563
--------------------------------------------------------------------------------
 Apparel -- 0.0%
    24,721 Jones Apparel Group, Inc.*...........................         559,313
    16,191 NIKE Inc., Class B Shares............................         460,432
     1,743 Polo Ralph Lauren Corp.*.............................          29,195
     1,181 Warnaco Group, Inc...................................          12,843
--------------------------------------------------------------------------------
                                                                       1,061,783
--------------------------------------------------------------------------------
 Auto Parts & Equipment -- 0.0%
     2,689 Meritor Automotive, Inc..............................          37,646
--------------------------------------------------------------------------------
 Banks -- 0.3%
    39,344 Fifth Third Bancorp..................................       2,048,347
     1,881 First Tennessee National Corp.+......................          32,447
   126,512 Firstar Corp.........................................       2,253,495
    19,062 National Commerce Bancorporation.....................         324,054
    13,034 Northern Trust Corp.+................................         736,421
    17,019 State Street Corp.+..................................       1,240,260
    29,520 Synovus Financial Corp...............................         483,390
     4,445 U.S. Trust Corp......................................         615,633
       695 Westamerica Bancorporation...........................          15,768
     9,125 Zions Bancorp+.......................................         484,195
--------------------------------------------------------------------------------
                                                                       8,234,010
--------------------------------------------------------------------------------
 Beverages -- 1.8%
    30,686 Anheuser-Busch Cos., Inc. ...........................       1,967,740
   648,276 The Coca-Cola Co.....................................      31,400,869
    56,448 Coca-Cola Enterprises+...............................       1,319,472
    23,693 Pepsi Bottling Group, Inc............................         396,858
   343,437 PepsiCo, Inc.........................................      11,075,843
     6,505 Whitman Corp.........................................          81,313
--------------------------------------------------------------------------------
                                                                      46,242,095
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Large Capitalization Growth Investments


  SHARES                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 Biotechnology -- 3.3%
   644,688 Amgen, Inc. .........................................  $   43,959,663
   163,879 Biogen, Inc.*........................................      17,688,690
    11,451 Chiron Corp.*........................................         572,550
    80,200 Genetech, Inc.*......................................      15,468,575
     6,509 Genzyme Corp. - General Division*....................         373,861
     9,148 ICOS Corp.*..........................................         479,127
    17,800 Immunex Corp.*+......................................       3,514,388
   149,749 Monsanto Co..........................................       5,812,133
--------------------------------------------------------------------------------
                                                                      87,868,987
--------------------------------------------------------------------------------
 Chemicals -- 0.1%
     1,966 Cabot Corp. .........................................          43,498
    27,992 E.I. du Pont de Nemours & Co. .......................       1,413,596
     2,608 Valspar Corp.........................................          85,575
--------------------------------------------------------------------------------
                                                                       1,542,669
--------------------------------------------------------------------------------
 Commercial Services -- 0.9%
     7,574 ACNielsen Corp.*.....................................         128,285
    18,129 Apollo Group, Inc., Class A Shares*+.................         413,568
    82,271 Cendant Corp.........................................       1,465,452
     1,453 Circle.com*..........................................          13,713
     3,356 Comdisco, Inc........................................         128,996
    48,303 Concord EFS, Inc.*...................................         944,927
     2,178 Convergys Corp.*.....................................          83,853
    14,171 DeVry, Inc.*.........................................         255,964
    26,702 Ecolab, Inc..........................................         754,332
    33,420 Equifax, Inc.........................................         708,086
    23,018 Gartner Group, Inc. .................................         329,445
     5,764 H&R Block, Inc.......................................         252,896
     2,748 Hertz Corp., Class A Shares..........................          98,413
     1,480 Manpower, Inc........................................          48,378
    29,704 McKesson HBOC, Inc...................................         575,515
     7,415 Medical Manager Corp.*...............................         624,250
     9,684 Modis Professional Services*.........................         152,523
    10,310 NOVA Corp./Georgia*..................................         237,774
   234,439 Paychex, Inc.........................................      11,736,602
    27,194 Quintiles Transnational Corp.*.......................         807,322
    21,235 Robert Half International, Inc.......................         897,179
    69,444 Servicemaster Co.....................................         763,884
     4,771 Sodexho Marriott Services, Inc. .....................          53,077
     9,771 Sotheby's Holdings, Class A Shares+..................         192,367
     6,667 Stewart Enterprises, Inc., Class A Shares............          28,335
     5,866 Sylvan Learning Systems, Inc.*.......................          87,257
     4,136 United Rentals, Inc.*................................          64,625
    13,277 Valassis Communications, Inc. .......................         367,607
    12,885 Viad Corp. ..........................................         301,992
--------------------------------------------------------------------------------
                                                                      22,516,617
--------------------------------------------------------------------------------
 Computers -- 17.6%
    52,558 3Com Corp.*..........................................       5,150,684
    17,526 Adaptec, Inc.*.......................................         718,566
     7,227 Affiliated Computer Services, Class A Shares*........         227,651
     2,108 Apple Computer, Inc..................................         241,630
     6,481 The Bisys Group, Inc.*...............................         334,177
     1,360 Brocade Communications Systems*......................         393,210
     6,584 Cabletron Systems, Inc.**............................         322,616
    29,939 Ceridian Corp. ......................................         593,166

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Large Capitalization Growth Investments


   SHARES                        SECURITY                           VALUE

------------------------------------------------------------------------------
 Computers -- 17.6% (continued)
      8,622 Checkfree Holdings Corp.*+........................  $      758,197
  1,211,844 Cisco Systems, Inc.*..............................     160,190,629
    228,228 Compaq Computer Corp..............................       5,677,172
     31,405 Computer Sciences Corp. ..........................       2,475,107
    888,404 Dell Computer Corp.*+.............................      36,257,988
      3,097 DST Systems, Inc.*................................         173,819
     24,034 Electronic Data Systems Corp. ....................       1,556,202
     11,626 Electronics For Imaging, Inc.*....................         690,294
    430,736 EMC Corp.+........................................      51,257,584
      5,359 Extreme Networks, Inc.*...........................         596,189
     35,474 Gateway, Inc.*+...................................       2,438,838
    156,411 Hewlett-Packard Co.+..............................      21,037,280
    349,600 International Business Machines Corp..............      35,659,200
     86,159 Lexmark International Group Inc., Class A
             Shares*..........................................      10,274,461
      5,758 NCR Corp.*........................................         218,444
     59,686 Network Appliance, Inc.*..........................      11,265,733
     12,140 Perot Systems Corp., Class A Shares*..............         308,811
      5,711 Quantum Corp. - DLT & Storage*....................          59,252
      3,805 Quantum Corp. - Hard Disk Drive*..................          29,964
      1,088 Redback Networks Inc.*............................         324,768
        962 Safeguard Scientifics Inc.*+......................         168,290
     40,100 SanDisk Corp.*....................................       3,568,900
      6,262 Sapient Corp.*+...................................         447,733
     14,414 Seagate Technology, Inc.*.........................         718,898
    705,750 Sun Microsystems, Inc.*...........................      67,222,688
     26,217 SunGard Data Systems Inc.*........................         786,510
     13,869 Synopsys, Inc.*...................................         553,893
     73,099 Unisys Corp.......................................       2,188,401
     20,427 USWeb Corp.*......................................         794,100
     48,134 VeriSign Inc.*+...................................      12,177,902
    114,460 VERITAS Software Corp.*+..........................      22,648,773
      8,696 Whittman-Hart, Inc.*+.............................         394,581
------------------------------------------------------------------------------
                                                                   460,902,301
------------------------------------------------------------------------------
 Cosmetics/Personal Care -- 3.0%
     57,198 Avon Products, Inc. ..............................       1,547,921
    137,526 Colgate-Palmolive Co. ............................       7,177,138
    168,984 The Estee Lauder Cos. Inc., Class A Shares+.......       7,329,681
    389,091 Gillette Co. .....................................      13,715,458
     66,882 Kimberly-Clark Corp. .............................       3,456,963
    506,137 The Procter & Gamble Co...........................      44,540,056
      4,909 Revlon Inc., Class A Shares*+.....................          38,352
------------------------------------------------------------------------------
                                                                    77,805,569
------------------------------------------------------------------------------
 Distribution/Wholesale -- 0.6%
    308,712 Costco Wholesale Corp. ...........................      15,319,833
      6,643 Fastenal Co.+.....................................         293,538
      7,035 Ingram Micro, Inc., Class A Shares*...............          76,066
      4,461 Tech Data Corp.*..................................          96,748
------------------------------------------------------------------------------
                                                                    15,786,185
------------------------------------------------------------------------------
 Diversified Financial Services -- 2.6%
    111,411 American Express Co. .............................      14,949,964
     15,203 Ameritrade Holdings Corp., Class A Shares*+.......         284,106
     52,652 Associates First Capital Corp., Class A Shares....       1,046,459
     46,549 Capital One Financial Corp........................       1,713,585
    417,522 Charles Schwab Corp...............................      17,457,639

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Large Capitalization Growth Investments


   SHARES                         SECURITY                            VALUE

--------------------------------------------------------------------------------
 Diversified Financial Services -- 2.6% (continued)
     42,649 E*TRADE Group, Inc.*+...............................  $    1,050,232
     38,150 Fannie Mae..........................................       2,021,950
     13,419 Federated Investors, Inc., Class B Shares...........         312,830
      1,195 The FINOVA Group, Inc. .............................          34,207
     21,571 Franklin Resources, Inc.+...........................         586,462
    102,588 Freddie Mac.........................................       4,283,049
      1,037 Goldman Sachs Group, Inc............................          95,923
     13,585 Household International, Inc........................         433,871
      2,897 Investment Technology Group.........................         112,259
     16,428 Knight/Trimark Group, Inc., Class A Shares*+........         770,063
    164,615 MBNA Corp. .........................................       3,744,991
     94,100 Morgan Stanley Dean Witter & Co.....................       6,628,169
    155,394 Providian Financial Corp.+..........................      10,071,474
     37,568 SLM Holding Corp....................................       1,176,348
     24,223 T. Rowe Price Associates, Inc.......................         797,845
     13,731 Waddell & Reed Financial, Class A Shares............         397,341
--------------------------------------------------------------------------------
                                                                      67,968,767
--------------------------------------------------------------------------------
 Electric -- 0.2%
     34,079 AES Corp.+..........................................       2,856,246
     10,566 Calpine Corp.*......................................         966,789
--------------------------------------------------------------------------------
                                                                       3,823,035
--------------------------------------------------------------------------------
 Electrical Components & Equipment -- 0.0%
     16,403 American Power Conversion*..........................         556,677
      6,900 Molex, Inc.+........................................         385,538
--------------------------------------------------------------------------------
                                                                         942,215
--------------------------------------------------------------------------------
 Electronics -- 3.2%
     17,350 Gentex Corp.*.......................................         506,945
     11,740 Jabil Circuit, Inc.*................................         815,196
    124,411 Linear Technology Corp. ............................      13,055,379
    273,220 Maxim Integrated Products, Inc.*+...................      18,254,511
     18,064 Microchip Technology, Inc.*.........................       1,127,871
     10,736 Millipore Corp. ....................................         573,705
     48,688 PE Corp. - PE Biosystems Group......................       5,136,584
     15,017 Sanmina Corp.*+.....................................       1,757,928
     18,538 SCI Systems, Inc.*..................................         746,155
    106,840 Solectron Corp.*+...................................       6,998,020
     20,836 Symbol Technologies, Inc............................       1,982,025
     35,020 Teradyne, Inc.*.....................................       3,046,740
      4,119 Thermo Electron Corp................................          64,359
      2,073 Thermo Instrument Systems Inc.*.....................          33,298
    266,812 Vitesse Semiconductors Corp.*.......................      27,698,421
     14,723 Waters Corp.*.......................................       1,443,774
--------------------------------------------------------------------------------
                                                                      83,240,911
--------------------------------------------------------------------------------
 Entertainment -- 0.1%
      2,165 International Game Technology.......................          38,564
      6,267 International Speedway Corp., Class A Shares........         277,315
        630 MGM Grand, Inc.+....................................          12,521
      4,227 Mirage Resorts, Inc.*...............................          67,104
     15,885 Premier Parks, Inc.+................................         321,671
      9,729 SFX Entertainment, Inc.*+...........................         374,567
      3,228 Speedway Motorsports, Inc.*.........................          98,858
--------------------------------------------------------------------------------
                                                                       1,190,600
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Large Capitalization Growth Investments


   SHARES                        SECURITY                           VALUE

------------------------------------------------------------------------------
 Environmental Control -- 0.1%
     32,670 Allied Waste Industries, Inc.*....................  $      183,769
      8,798 Republic Services, Inc.*..........................          95,678
    146,210 Waste Management, Inc.+...........................       2,193,150
------------------------------------------------------------------------------
                                                                     2,472,597
------------------------------------------------------------------------------
 Food -- 1.2%
     18,661 Albertsons, Inc...................................         457,195
     34,750 Bestfoods.........................................       1,457,328
     43,178 Campbell Soup Co.+................................       1,225,176
      1,428 Flowers Industries, Inc. .........................          18,475
     35,526 General Mills, Inc................................       1,170,138
     21,614 H.J. Heinz Co. ...................................         690,297
      2,987 Hershey Foods Corp................................         131,241
      4,805 Keebler Foods Co..................................         121,927
     23,077 Kellogg Co........................................         584,137
    195,784 Kroger Co.+.......................................       2,912,287
     14,552 Quaker Oats Corp..................................         784,899
     15,800 Ralston-Ralston Purina Group......................         447,338
    408,751 Safeway, Inc.*....................................      15,762,460
    190,255 Sara Lee Corp.....................................       2,853,825
     65,291 SYSCO Corp. ......................................       2,142,361
      1,659 Tootsie Roll Industries, Inc. ....................          49,252
      8,900 U.S. Foodservice*.................................         157,419
     11,184 Wm. Wrigley Jr. Co................................         756,318
------------------------------------------------------------------------------
                                                                    31,722,073
------------------------------------------------------------------------------
 Forest Products & Paper -- 0.0%
     40,143 Fort James Corp...................................         755,190
------------------------------------------------------------------------------
 Hand/Machine Tools -- 0.0%
     19,107 Black & Decker Corp...............................         629,337
      5,954 SPX Corp..........................................         518,370
------------------------------------------------------------------------------
                                                                     1,147,707
------------------------------------------------------------------------------
 Health Care -- 2.6%
    151,892 Allergan, Inc.....................................       7,642,066
      7,075 Bausch & Lomb, Inc.+..............................         373,206
     15,153 Baxter International, Inc. .......................         825,839
      6,384 Beckman Instruments, Inc..........................         307,230
     40,423 Becton Dickinson & Co.............................       1,255,639
     23,689 Biomet, Inc.......................................         781,737
     64,304 Boston Scientific Corp.*..........................       1,173,548
     71,333 Guidant Corp......................................       4,806,061
     53,214 Health Management Associates, Inc., Class A
             Shares*..........................................         572,051
     11,148 HEALTHSOUTH Corp.*................................          54,347
    399,718 Johnson & Johnson.................................      28,679,767
      4,649 Lincare Holdings, Inc.*...........................         108,961
      3,155 Manor Care, Inc.*.................................          27,409
    393,224 Medtronic, Inc. ..................................      19,046,788
      4,877 MiniMed, Inc.*+...................................         487,090
     19,306 Oxford Health Plans, Inc.*........................         298,036
      1,030 PacifiCare Health Systems, Inc.*..................          46,801
      5,890 St. Jude Medical, Inc.............................         153,876
     16,874 Stryker Corp......................................         987,129
      2,342 United HealthCare Corp. ..........................         119,735
      1,568 Universal Health Services, Class B Shares.........          60,956

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Large Capitalization Growth Investments


   SHARES                         SECURITY                           VALUE

-------------------------------------------------------------------------------
 Health Care -- 2.6% (continued)
     13,333 VISX, Inc.*........................................  $      225,828
      3,515 Wellpoint Health Networks Inc.*....................         237,263
-------------------------------------------------------------------------------
                                                                     68,271,363
-------------------------------------------------------------------------------
 Home Builders -- 0.0%
      5,564 Centex Corp. ......................................         109,541
      2,071 Clayton Homes, Inc. ...............................          16,827
-------------------------------------------------------------------------------
                                                                        126,368
-------------------------------------------------------------------------------
 Home Furnishings -- 0.3%
    108,800 Gemstar International Group, Ltd.*.................       8,255,200
     17,972 Maytag Corp. ......................................         475,135
-------------------------------------------------------------------------------
                                                                      8,730,335
-------------------------------------------------------------------------------
 Household Products/Wares -- 0.2%
     20,866 Avery Dennison Corp.+..............................       1,266,305
      8,195 Blyth Industries, Inc.*............................         183,875
     55,340 Clorox Co.+........................................       2,237,811
     22,406 Dial Corp. ........................................          22,086
      8,800 Newell Rubbermaid, Inc. ...........................         203,500
-------------------------------------------------------------------------------
                                                                      4,213,577
-------------------------------------------------------------------------------
 Insurance -- 0.9%
     11,041 AFLAC Inc. ........................................         403,687
    118,272 American International Group, Inc. ................      10,459,680
        332 Hartford Life, Inc., Class A Shares................          11,745
    232,677 Progressive Corp. .................................      13,844,282
        503 Reinsurance Group of America, Inc. ................           8,582
-------------------------------------------------------------------------------
                                                                     24,727,976
-------------------------------------------------------------------------------
 Leisure Time -- 0.3%
     11,386 Galileo International, Inc. .......................         193,562
    110,483 Harley Davidson, Inc. .............................       7,526,654
      5,460 Sabre Holdings Corp. ..............................         219,083
-------------------------------------------------------------------------------
                                                                      7,939,299
-------------------------------------------------------------------------------
 Lodging -- 0.0%
     37,577 Hilton Hotels Corp. ...............................         263,039
     19,380 Marriott International, Inc., Class A Shares.......         534,161
      8,664 Starwood Hotels & Resorts Worldwide, Inc. .........         194,399
-------------------------------------------------------------------------------
                                                                        991,599
-------------------------------------------------------------------------------
 Media -- 3.5%
      9,536 Adelphia Communications Corp., Class A Shares*.....         523,884
    249,002 AT&T Corp. - Liberty Media, Class A Shares*........      13,010,355
     19,511 Cablevision Systems Corp., Class A Shares*.........       1,252,362
    184,317 CBS Corp. .........................................      10,978,381
      5,334 Central Newspapers, Inc., Class A Shares...........         152,352
    149,560 Clear Channel Communications+......................       9,964,435
     10,293 CNET Networks Inc.*+...............................     688,344,000
    175,116 Comcast Corp., Class A Shares......................       7,442,430
      2,063 Cox Radio, Inc., Class A Shares*...................         165,040
      7,488 Dow Jones & Co., Inc. .............................         467,064
     31,805 Fox Entertainment Group, Inc., Class A Shares*.....         836,869
      2,145 Hearst-Argyle Television, Inc.*....................          44,643

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Large Capitalization Growth Investments


   SHARES                         SECURITY                            VALUE

--------------------------------------------------------------------------------
 Media -- 3.5% (continued)
      9,853 Hispanic Broadcasting Corp.*........................  $      920,640
        155 Hollinger International, Inc.+......................           1,870
      2,692 Houghton Mifflin Co.................................         107,175
     68,652 Infinity Broadcasting Corp., Class A Shares*........       2,192,573
     11,144 John Wiley & Sons, Inc., Class A Shares.............         158,802
      4,205 Jones Intercable, Inc., Class A Shares*.............         246,255
     10,115 Liberty Digital, Inc., Class A Shares*..............         555,061
      4,552 The McGraw-Hill Cos., Inc...........................         231,583
        969 Media General, Inc., Class A Shares.................          50,085
     29,874 MediaOne Group, Inc.*...............................       2,345,109
      3,823 Meredith Corp. .....................................         109,433
     13,887 PRIMEDIA, Inc.*.....................................         257,777
     10,146 Reader's Digest Association, Class A Shares.........         348,769
    276,565 Time Warner, Inc....................................      23,646,308
      8,456 Times Mirror Co., Class A Shares....................         431,256
      8,894 TV Guide, Inc.*.....................................         419,130
     13,074 UnitedGlobalCom, Inc., Class A Shares*+.............       1,366,233
     18,603 Univision Communications, Class A Shares*+..........       1,895,181
      3,266 USA Networks, Inc.*.................................          73,281
    138,462 Viacom, Inc., Class B Shares*.......................       7,719,257
     64,953 The Walt Disney Co. ................................       2,175,926
--------------------------------------------------------------------------------
                                                                      90,777,863
--------------------------------------------------------------------------------
 Metals - Diversified -- 0.0%
     33,000 Freeport-McMoRan Copper, Class B Shares.............         453,750
--------------------------------------------------------------------------------
 Miscellaneous Manufacturing -- 4.6%
        529 Carlisle Cos., Inc..................................          17,523
     61,270 Corning, Inc........................................      11,518,760
     22,409 Danaher Corp. ......................................         914,567
    773,220 General Electric Co.++..............................     102,210,019
     62,578 Honeywell International, Inc. ......................       3,011,566
     38,774 Illinois Tool Works.................................       2,004,131
      1,159 Teleflex, Inc. .....................................          32,742
      3,268 Textron, Inc. ......................................         199,348
--------------------------------------------------------------------------------
                                                                     119,908,656
--------------------------------------------------------------------------------
 Office Furnishings -- 0.0%
     18,719 Herman Miller, Inc..................................         383,740
        897 HON Industries, Inc.................................          16,538
--------------------------------------------------------------------------------
                                                                         400,278
--------------------------------------------------------------------------------
 Office/Business Equipment -- 0.2%
     59,198 Pitney Bowes, Inc. .................................       2,930,301
    156,752 Xerox Corp..........................................       3,399,559
--------------------------------------------------------------------------------
                                                                       6,329,860
--------------------------------------------------------------------------------
 Oil & Gas Producers -- 0.1%
      5,926 Anadarko Petroleum Corp.............................         182,225
      9,666 Apache Corp. .......................................         352,809
      4,483 Devon Energy Corp...................................         166,992
      4,487 Diamond Offshore Drilling, Inc......................         142,462
      9,069 ENSCO International Inc.............................         274,337
      5,183 Global Marine, Inc..................................         116,294
     10,531 Nabors Industries, Inc.*............................         377,800
      2,489 Noble Affiliates, Inc. .............................          56,003
     13,023 Noble Drilling Corp.*...............................         468,828
     17,650 R&B Falcon Corp.*...................................         272,472

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Large Capitalization Growth Investments


   SHARES                         SECURITY                            VALUE

--------------------------------------------------------------------------------
 Oil & Gas Producers -- 0.1% (continued)
      5,508 USX-Marathon Group..................................  $      119,111
      4,161 Vastar Resources, Inc...............................         220,793
--------------------------------------------------------------------------------
                                                                       2,750,126
--------------------------------------------------------------------------------
 Oil & Gas Services -- 0.4%
      4,882 Baker Hughes, Inc...................................         126,322
      1,024 BJ Services Co.+....................................          58,432
      1,052 Cooper Cameron Corp.*...............................          58,123
     54,236 Halliburton Co. ....................................       2,071,137
     92,200 Schlumberger Ltd.+..................................       6,811,275
      4,099 Smith International, Inc. ..........................         256,956
      3,721 Weatherford International, Inc.*....................         167,445
--------------------------------------------------------------------------------
                                                                       9,549,690
--------------------------------------------------------------------------------
 Packaging & Containers -- 0.0%
     19,676 Sealed Air Corp.*+..................................         977,651
--------------------------------------------------------------------------------
 Pharmaceuticals -- 8.3%
    237,021 Abbott Laboratories.................................       7,762,438
     20,642 ALZA Corp.*.........................................         757,303
    190,098 American Home Products Corp.+.......................       8,269,263
      4,049 Andrx Corp.*+.......................................         388,957
     20,510 Bergen Brunswig Corp., Class A Shares...............         101,268
    714,536 Bristol-Myers Squibb Co. ...........................      40,594,577
     66,153 Cardinal Health, Inc.+..............................       2,728,811
      1,248 DENTSPLY International, Inc. .......................          31,980
    215,827 Eli Lilly & Co. ....................................      12,828,217
      4,976 Express Scripts, Inc., Class A Shares*..............         229,207
     19,717 Forest Laboratories, Inc.*..........................       1,346,918
     16,861 ICN Pharmaceuticals, Inc. ..........................         335,112
     23,077 Ivax Corp.+.........................................         525,036
     59,940 MedImmune, Inc.*+...................................      11,898,090
    543,728 Merck & Co., Inc. ..................................      33,473,255
     25,774 Mylan Laboratories, Inc.............................         592,802
      9,784 Omnicare, Inc. .....................................          89,891
  1,163,294 Pfizer, Inc.........................................      37,370,820
    477,495 Schering-Plough Corp................................      16,652,638
     16,056 Sepracor, Inc.*+....................................       1,627,677
     24,615 Sybron International Corp.*.........................         689,220
    441,959 Warner-Lambert Co...................................      37,815,117
     20,981 Watson Pharmaceuticals Inc.*........................         839,240
--------------------------------------------------------------------------------
                                                                     216,947,837
--------------------------------------------------------------------------------
 Pipelines -- 0.2%
      1,531 Dynegy Inc., Class A Shares.........................          71,766
     11,994 Enron Corp. ........................................         827,586
     79,010 Williams Cos., Inc. ................................       3,303,606
--------------------------------------------------------------------------------
                                                                       4,202,958
--------------------------------------------------------------------------------
 Real Estate -- 0.0%
     14,607 Catellus Development Corp.*.........................         179,849
      1,969 The St. Joe Co. ....................................          47,625
--------------------------------------------------------------------------------
                                                                         227,474
--------------------------------------------------------------------------------
 Real Estate Investment Trusts -- 0.0%
     12,330 Boston Properties, Inc. ............................         373,753
     30,040 Meditrust Corp......................................          84,488
     15,522 Starwood Financial, Inc.............................         261,934
--------------------------------------------------------------------------------
                                                                         720,175
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Large Capitalization Growth Investments


   SHARES                        SECURITY                           VALUE

------------------------------------------------------------------------------
 Retail -- 6.6%
     22,859 Abercrombie & Fitch Co., Class A Shares*..........  $      335,742
     41,792 Amazon.com, Inc.*+................................       2,878,424
      5,063 American Eagle Outfitters*........................         129,107
     41,096 AutoNation, Inc.*.................................         310,789
     10,409 Autozone, Inc.*+..................................         255,671
      5,866 Barnes & Noble, Inc.*.............................         101,189
     27,276 Bed Bath & Beyond, Inc.*..........................         773,957
     39,473 Best Buy Co. Inc.*................................       2,146,344
      2,456 BJ's Wholesale Club, Inc.*........................          76,136
      5,831 CDW Computer Centers, Inc.*.......................         319,976
     35,448 Circuit City Stores...............................       1,431,213
      8,291 Claire's Stores, Inc..............................         144,574
     11,474 Consolidated Stores Corp.*........................         129,083
     92,472 CVS Corp.+........................................       3,236,520
     32,939 Dollar General Corp.+.............................         689,660
     14,618 Dollar Tree Stores, Inc.*.........................         567,361
      7,002 eBay, Inc.*.......................................       1,003,912
      1,553 eToys, Inc.*......................................          21,839
     34,428 Family Dollar Stores, Inc.........................         598,187
    281,879 The Gap, Inc.+....................................      13,618,279
    870,424 Home Depot, Inc...................................      50,321,388
      2,111 Ikon Office Solutions, Inc. ......................          14,777
      9,921 Intimate Brands, Inc. ............................         324,293
    152,527 Kohl's Corp.*+....................................      11,563,453
      2,370 The Limited, Inc..................................          80,580
      9,352 Linens 'n Things, Inc.*...........................         184,118
    264,723 Lowe's Cos., Inc.+................................      12,607,433
    154,640 McDonald's Corp...................................       4,880,825
      1,500 The Neiman Marcus Group, Inc., Class A Shares.....          31,969
      4,540 Nordstrom, Inc.+..................................          96,759
     10,951 Nu Skin Enterprises, Inc., Class A Shares*........          97,875
     59,411 Office Depot, Inc.*...............................         724,072
     14,177 Outback Steakhouse, Inc.*.........................         370,374
      7,211 Priceline.com, Inc.*+.............................         403,365
     10,144 Ross Stores, Inc..................................         147,088
     11,231 Saks, Inc.*.......................................         129,157
    110,832 Staples, Inc.*....................................       2,992,464
     43,160 Starbucks Corp.*..................................       1,515,995
     45,668 Tandy Corp........................................       1,738,238
     85,667 Target Corp.......................................       5,054,353
      3,441 Ticketmaster Online-Citysearch, Inc., Class B
             Shares*..........................................         120,059
     13,086 Tiffany & Co......................................         839,958
     73,246 TJX Cos., Inc.....................................       1,167,358
        438 Too Inc.*.........................................          10,512
     18,699 Tricon Global Resturants*.........................         497,861
    886,480 Wal-Mart Stores, Inc. ............................      43,160,495
    236,723 Walgreen Co.+.....................................       6,110,412
     10,318 Williams Sonoma, Inc.*............................         319,213
      1,526 Zale Corp.*.......................................          57,416
------------------------------------------------------------------------------
                                                                   174,329,823
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Large Capitalization Growth Investments


   SHARES                         SECURITY                            VALUE

--------------------------------------------------------------------------------
 Semiconductors -- 9.7%
      2,159 Advanced Micro Devices..............................  $       84,471
     41,983 Altera Corp.*.......................................       3,348,144
     41,146 Analog Devices, Inc.*...............................       6,459,922
    216,093 Applied Materials, Inc.*+...........................      39,531,513
     11,992 Applied Micro Circuits Corp.*.......................       3,298,550
     23,454 Atmel Corp.*........................................       1,160,973
     25,280 Broadcom Corp., Class A Shares*+....................       4,989,640
     38,692 Conexant Systems, Inc.*+............................       3,801,489
    899,249 Intel Corp. ........................................     101,615,137
     27,092 KLA-Tencor Corp.*...................................       2,111,483
     36,068 LSI Logic Corp.*....................................       2,310,606
      8,138 Micron Technologies, Inc.+..........................         798,033
     25,792 Novellus Systems, Inc.*.............................       1,529,788
     92,078 PMC-Sierra, Inc.*...................................      17,776,809
     17,252 QLogic Corp.*.......................................       2,691,312
      4,400 Rambus Inc.*+.......................................       1,327,150
      5,655 SDL, Inc.*..........................................       2,318,550
    336,394 Texas Instruments, Inc. ............................      56,009,601
     64,834 Xilinx, Inc.*.......................................       5,170,512
--------------------------------------------------------------------------------
                                                                     256,333,683
--------------------------------------------------------------------------------
 Software -- 13.3%
     13,858 Acxiom Corp.*.......................................         400,150
     29,234 Adobe Systems, Inc. ................................       2,981,868
    527,358 America Online, Inc. ...............................      31,114,122
     27,700 Ariba, Inc.*........................................       7,326,650
     32,591 At Home Corp.*+.....................................       1,118,279
      5,496 Autodesk, Inc. .....................................         245,603
    147,452 Automatic Data Processing...........................       6,423,378
     37,406 BEA Systems, Inc.*..................................       4,734,197
     57,170 BMC Software, Inc.*+................................       2,629,820
     30,970 Cadence Design System, Inc.*........................         617,464
     39,864 Citrix Systems, Inc.*+..............................       4,203,161
     45,450 CMGI, Inc.*+........................................       5,888,616
     98,308 Computer Associates International, Inc. ............       6,322,433
     73,308 Compuware Corp.*....................................       1,621,940
     18,782 Covad Communications Group*.........................       1,695,076
      4,051 Critical Path, Inc.*................................         348,892
     11,393 CSG Systems International, Inc.*....................         585,315
     20,514 DoubleClick Inc.*...................................       1,821,900
     16,766 Earthlink, Inc.*+...................................         417,067
     14,921 Electronic Arts, Inc.*..............................       1,492,100
     64,024 Exodus Communications, Inc.*+.......................       9,115,417
     23,259 First Data Corp. ...................................       1,046,655
     28,977 Fiserv, Inc.*.......................................         789,623
     11,978 Go.com*.............................................         264,265
      5,552 Healtheon Corp.*+...................................         307,095
     15,832 I2 Technologies, Inc.*+.............................       2,588,532
     72,688 IMS Health Inc.+....................................       1,462,846
     35,130 Infospace.com, Inc.*+...............................       7,623,210
     33,528 Inktomi Corp.*+.....................................       4,597,527
     30,412 Intuit, Inc.*.......................................       1,596,630
      7,128 J.D. Edwards & Co.*+................................         289,575
     13,310 Keane, Inc. ........................................         319,440
     17,766 Legato Systems, Inc.*+..............................         632,914
      5,731 LHS Group, Inc.*+...................................         259,328
     18,626 Lycos, Inc.*........................................       1,110,575

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Large Capitalization Growth Investments


   SHARES                         SECURITY                            VALUE

--------------------------------------------------------------------------------
 Software -- 13.3% (continued)
     10,050 Macromedia, Inc.*+..................................  $      868,697
      2,831 Marimba, Inc.*......................................         172,514
  1,319,272 Microsoft Corp.*....................................     117,909,935
      6,957 National Data Corp. ................................         215,667
      3,127 Network Solutions, Inc.*............................       1,008,262
     18,065 Networks Associates, Inc.*..........................         549,853
      5,742 New Era of Networks, Inc.*..........................         526,111
      3,176 Northpoint Communications*..........................          72,056
     78,611 Novell, Inc.*.......................................       2,599,076
    629,176 Oracle Corp.*+......................................      46,716,318
     64,753 Parametric Technology Corp.*........................       1,962,825
     44,541 PeopleSoft, Inc.*...................................         921,442
    128,290 Pixar, Inc.*+.......................................       4,490,150
      2,880 Portal Software, Inc.*..............................         216,360
      2,740 Prodigy Communications Corp.*.......................          54,971
     21,474 PSINet, Inc.*+......................................         995,857
     20,960 Rational Software Corp.*............................       1,490,780
     15,192 RealNetworks, Inc.*.................................       1,068,188
     12,381 Rhythems Net Connections, Inc.*.....................         441,847
      1,322 Scient Corp.*+......................................          93,532
      2,921 SEI Investments Co. ................................         260,882
      4,757 Shared Medical Systems Corp.+.......................         185,226
    183,728 Siebel Systems, Inc.*+..............................      25,480,777
        981 Starmedia Network, Inc.*+...........................          46,107
     18,718 Sterling Commerce, Inc.*............................         820,082
      1,696 Sterling Software, Inc.+............................          60,844
     10,433 Symantec Corp.*.....................................         745,307
      8,965 Total System Services, Inc. ........................         142,319
     15,550 Verio, Inc.*........................................       1,167,222
     32,716 Vignette Corp.*.....................................       7,541,038
    110,512 Yahoo! Inc.*+.......................................      17,647,385
--------------------------------------------------------------------------------
                                                                     350,463,293
--------------------------------------------------------------------------------
 Telecommunication Equipment -- 9.1%
     70,866 ADC Telecommunications, Inc.*+......................       3,180,112
     22,917 Allegiance Telecom, Inc.*...........................       2,265,918
     13,114 American Tower Corp., Class A Shares+...............         645,865
     32,551 Broadwing, Inc. ....................................         966,358
     10,837 Centennial Communications Corp.*....................         263,136
     32,456 Ciena Corp.*........................................       5,186,875
      4,244 Comsat Corp. .......................................          71,352
     16,480 Comverse Technology, Inc.*..........................       3,244,500
      1,742 Copper Mountain Networks, Inc.*+....................         151,445
    112,889 Cox Communications, Class A Shares*+................       5,129,394
      7,642 E-tek Dynamics, Inc.*...............................       2,088,177
     91,060 Echostar Communications, Class A Shares*+...........      10,380,840
     47,000 Ericsson LM Telephone SP ADR+.......................       4,512,000
     14,953 General Motors, Class H Shares+.....................       1,801,837
     42,540 Global Telesystems Group, Inc.*+....................       1,063,500
     53,324 JDS Uniphase Corp.*+................................      14,057,540
     63,127 Level 3 Communications, Inc.*+......................       7,188,587
    825,855 Lucent Technologies, Inc. ..........................      49,138,373
    150,704 McLeod, Inc., Class A Shares*+......................      13,261,952
     25,498 Metromedia Fiber Network, Class A Shares*+..........       1,833,067
    204,867 Motorola, Inc. .....................................      34,929,824
    152,693 Nextel Communications, Inc.*+.......................      20,880,768

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Large Capitalization Growth Investments


   SHARES                         SECURITY                            VALUE

--------------------------------------------------------------------------------
 Telecommunication Equipment -- 9.1% (continued)
     99,800 Nokia Corp., Sponsored ADR, Class A Shares..........  $   19,791,588
     31,120 NTL Inc.*+..........................................       2,847,480
      4,684 PanAmSat Corp.*.....................................         228,638
    148,068 QUALCOMM, Inc.*+....................................      21,090,436
     28,836 Qwest Communications International*+................       1,337,270
      9,734 RCN Corp.*..........................................         582,823
     12,170 RF Micro Devices, Inc.*.............................       1,683,263
     16,572 Scientific-Atlanta, Inc.............................       1,701,737
      7,212 Sprint Corp. (PCS Group)*+..........................         373,221
      5,195 Teligent Inc., Class A Shares*......................         426,639
     79,437 Tellabs, Inc.*+.....................................       3,812,976
      2,453 Time Warner Telecom, Class A Shares*+...............         188,881
      1,908 United States Cellular Corp.*.......................         127,717
     12,120 VoiceStream Wireless Corp.*+........................       1,612,718
     10,765 Western Wireless Corp., Class A Shares*.............         522,103
      6,893 Winstar Communications, Inc.*+......................         533,346
--------------------------------------------------------------------------------
                                                                     239,102,256
--------------------------------------------------------------------------------
 Telephone -- 1.8%
     57,840 Alltel Corp. .......................................       3,354,720
    770,766 MCI WorldCom, Inc.*.................................      34,395,433
     16,910 Nextlink Communications, Class A Shares*+...........       1,863,271
    119,095 SBC Communications, Inc. ...........................       4,525,610
     51,731 U.S. West, Inc. ....................................       3,756,964
--------------------------------------------------------------------------------
                                                                      47,895,998
--------------------------------------------------------------------------------
 Textiles -- 0.0%
     17,910 Cintas Corp.+.......................................         715,281
        644 Mohawk Industries, Inc.*............................          14,289
      8,834 Westpoint Stevens, Inc. ............................         146,865
--------------------------------------------------------------------------------
                                                                         876,435
--------------------------------------------------------------------------------
 Tobacco -- 0.3%
    298,159 Philip Morris Cos., Inc. ...........................       5,981,815
      8,184 RJ Reynolds Tobacco Holdings........................         147,312
     16,445 UST, Inc............................................         317,594
--------------------------------------------------------------------------------
                                                                       6,446,721
--------------------------------------------------------------------------------
 Toys/Games/Hobbies -- 0.0%
     38,735 Mattel, Inc.........................................         372,824
--------------------------------------------------------------------------------
 Transportation -- 0.3%
     11,280 Expeditors International of Washington, Inc.........         425,820
     82,881 Kansas City Southern Industries.....................       6,526,837
--------------------------------------------------------------------------------
                                                                       6,952,657
--------------------------------------------------------------------------------
            TOTAL COMMON STOCK (Cost -- $1,195,086,935).........   2,588,163,619
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Large Capitalization Growth Investments


 FACE AMOUNT                      SECURITY                           VALUE

-------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 0.1%
 $ 1,800,000 U.S. Treasury Bill, 4.890% due 3/23/00 (Cost --
               $1,794,104).....................................  $    1,794,104
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.4%
  37,007,000 J.P. Morgan Securities Inc., 5.760% due 3/1/00;
             Proceeds at maturity -- $37,012,921;
             (Fully collateralized by U.S. Treasury Notes &
             Bonds, 4.750% to 12.750% due 5/25/00 to 8/15/28;
             Market value -- $37,747,230) (Cost --
              $37,007,000).....................................      37,007,000
-------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost --
               $1,233,888,039**)...............................  $2,626,964,723
-------------------------------------------------------------------------------

* Non-income producing security.
+ All or a portion of this security is on loan (See Note 12).
++Security has been partially segregated by Custodian for futures contracts commitments.
** Aggregate cost for Federal income tax purposes is substantially the same.

                                  [PIE CHART]

Classification of Investments

Miscellaneous
Manufacturing   Computers   Software   Semiconductors   Retail
-------------   ---------   --------   --------------   ------
          4.6%       17.6%      13.3%             9.7%     6.6%

                                               U.S. Treasury
                                      Other    Obligations
                  Telecommunication   Common   & Repurchase
Pharmaceuticals   Equipment           Stocks   Agreement
---------------   ---------           ------   ---------
            8.3%        9.1%            29.3%        1.5%

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                           S&P 500 Index Investments


   SHARES                           SECURITY                            VALUE

--------------------------------------------------------------------------------
 COMMON STOCK -- 91.3%
--------------------------------------------------------------------------------
 Advertising -- 0.3%
        581 Interpublic Group of Cos., Inc. .......................  $    23,349
        368 Omnicom Group Inc. ....................................       34,661
        150 Young & Rubicam, Inc. .................................        7,575
--------------------------------------------------------------------------------
                                                                          65,585
--------------------------------------------------------------------------------
 Aerospace/Defense -- 0.7%
        244 The B.F. Goodrich, Co. ................................        5,841
      1,958 The Boeing Co. ........................................       72,201
        423 General Dynamics Corp. ................................       18,295
        826 Lockheed Martin Corp. .................................       14,403
        145 Northrop Grumman Corp. ................................        6,588
        703 Raytheon Co., Class B Shares ..........................       13,006
      1,004 United Technologies Corp. .............................       51,141
--------------------------------------------------------------------------------
                                                                         181,475
--------------------------------------------------------------------------------
 Airlines -- 0.2%
        313 AMR Corp. .............................................       16,550
        280 Delta Air Lines, Inc. .................................       12,775
      1,049 Southwest Airlines Co. ................................       19,341
        156 US Airways Group, Inc. ................................        2,915
--------------------------------------------------------------------------------
                                                                          51,581
--------------------------------------------------------------------------------
 Apparel -- 0.1%
        133 Liz Claiborne, Inc. ...................................        4,979
        581 NIKE, Inc., Class B Shares ............................       16,522
        107 Reebok International Ltd. .............................          856
         92 Russell Corp. .........................................        1,271
        226 V.F. Corp. ............................................        5,579
--------------------------------------------------------------------------------
                                                                          29,207
--------------------------------------------------------------------------------
 Auto Manufacturers -- 0.8%
      2,552 Ford Motor Co. ........................................      106,227
      1,355 General Motors Corp. ..................................      103,065
        144 Navistar International Corp. ..........................        4,716
        167 PACCAR, Inc ...........................................        7,191
--------------------------------------------------------------------------------
                                                                         221,199
--------------------------------------------------------------------------------
 Auto Parts & Equipment -- 0.2%
        145 Cooper Tire & Rubber Co.  .............................        1,568
        336 Dana Corp. ............................................        7,161
      1,173 Delphi Automotive Systems Corp.  ......................       19,574
        344 The Goodyear Tire & Rubber Co. ........................        7,805
        256 TRW Inc. ..............................................       12,288
--------------------------------------------------------------------------------
                                                                          48,396
--------------------------------------------------------------------------------
 Banks -- 4.2%
        855 AmSouth Bancorporation ................................       12,398
      3,605 Bank of America Corp. .................................      166,055
      1,569 Bank of New York Co., Inc. ............................       52,267
      2,444 Bank One Corp. ........................................       63,086
        729 BB&T Corp. ............................................       17,132
      1,741 The Chase Manhattan Corp. .............................      138,627
        324 Comerica Inc. .........................................       11,968
        645 Fifth Third Bancorp ...................................       33,580
      2,067 First Union Corp. .....................................       60,977

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                           S&P 500 Index Investments


   SHARES                           SECURITY                            VALUE

--------------------------------------------------------------------------------
 Banks -- 4.2% (continued)
      2,044 Firstar Corp. .........................................  $    36,409
      1,950 FleetBoston Financial Corp. ...........................       53,138
        480 Huntington Bancshares Inc. ............................       10,020
        358 J.P. Morgan & Co. .....................................       39,738
        937 KeyCorp ...............................................       15,870
      1,062 Mellon Financial Corp. ................................       31,993
      1,284 National City Corp. ...................................       24,717
        468 Northern Trust Corp. ..................................       26,442
        236 Old Kent Financial Corp. ..............................        6,180
        616 PNC Bank Corp. ........................................       23,832
        449 Regions Financial Corp. ...............................        9,092
        346 SouthTrust Corp. ......................................        7,936
        335 State Street Corp. ....................................       24,413
        388 Summit Bancorp. .......................................        9,288
        670 SunTrust Banks, Inc. ..................................       34,044
        569 Synovus Financial Corp. ...............................        9,317
      1,519 U.S. Bancorp ..........................................       27,817
        291 Union Planters Corp. ..................................        7,966
        424 Wachovia Corp. ........................................       24,248
      3,468 Wells Fargo & Co. .....................................      114,661
--------------------------------------------------------------------------------
                                                                       1,093,211
--------------------------------------------------------------------------------
 Beverages -- 1.7%
         78 Adolph Coors Co., Class B Shares ......................        3,422
        991 Anheuser-Busch Cos., Inc. .............................       63,548
        145 Brown-Forman Corp., Class B Shares ....................        6,906
      5,195 The Coca-Cola Co. .....................................      251,633
        922 Coca-Cola Enterprises Inc. ............................       21,552
      3,077 PepsiCo, Inc. .........................................       99,233
--------------------------------------------------------------------------------
                                                                         446,294
--------------------------------------------------------------------------------
 Biotechnology -- 0.9%
      2,161 Amgen Inc. ............................................      147,353
        318 Biogen, Inc.* .........................................       34,324
      1,327 Monsanto Co. ..........................................       51,504
--------------------------------------------------------------------------------
                                                                         233,181
--------------------------------------------------------------------------------
 Building Materials -- 0.1%
         69 Armstrong World Industries, Inc. ......................        1,311
        936 Masco Corp. ...........................................       16,731
        112 Owens Corning .........................................        1,624
        212 Vulcan Materials Co. ..................................        8,480
--------------------------------------------------------------------------------
                                                                          28,146
--------------------------------------------------------------------------------
 Chemicals -- 0.9%
        480 Air Products & Chemicals, Inc. ........................       12,360
        156 Ashland Inc. ..........................................        4,856
        458 The Dow Chemical Co. ..................................       49,693
      2,206 E.I. du Pont de Nemours & Co. .........................      111,403
        167 Eastman Chemical Co. ..................................        6,002
        277 Engelhard Corp. .......................................        3,774
        123 Great Lakes Chemical Corp. ............................        3,575
        211 Hercules Inc. .........................................        3,482
        335 Praxair, Inc. .........................................       11,306
        457 Rohm & Haas Co. .......................................       18,451
        367 Sherwin-Williams Co. ..................................        7,019
        212 Sigma Aldrich .........................................        5,035

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                           S&P 500 Index Investments


   SHARES                          SECURITY                            VALUE

-------------------------------------------------------------------------------
 Chemicals -- 0.9% (continued)
        279 Union Carbide Corp. ..................................  $    14,979
        131 W.R. Grace & Co.* ....................................        1,318
-------------------------------------------------------------------------------
                                                                        253,253
-------------------------------------------------------------------------------
 Commercial Services -- 0.4%
      1,486 Cendant Corp. ........................................       26,469
        156 Deluxe Corp. .........................................        3,656
        315 The Dun & Bradstreet Corp. ...........................        8,249
        288 Ecolab Inc. ..........................................        8,136
        311 Equifax Inc. .........................................        6,589
        201 H&R Block, Inc. ......................................        8,819
        581 McKesson HBOC, Inc. ..................................       11,257
        513 Paychex, Inc. ........................................       25,682
        235 Quintiles Transnational Corp.* .......................        6,977
        278 R.R. Donnelley & Sons Co. ............................        5,317
        618 Service Corp. International ..........................        2,279
-------------------------------------------------------------------------------
                                                                        113,430
-------------------------------------------------------------------------------
 Computers -- 11.1%
        723 3Com Corp.* ..........................................       70,854
        232 Adaptec, Inc.* .......................................        9,512
        335 Apple Computer, Inc. .................................       38,399
        378 Cabletron Systems, Inc.* .............................       18,522
        311 Ceridian Corp. .......................................        6,162
      7,195 Cisco Systems, Inc.* .................................      951,089
      3,599 Compaq Computer Corp. ................................       89,525
        345 Computer Sciences Corp. ..............................       27,190
      5,361 Dell Computer Corp.* .................................      218,796
        982 Electronic Data Systems Corp. ........................       63,585
      2,140 EMC Corp. ............................................      254,660
        678 Gateway, Inc.* .......................................       46,613
      2,140 Hewlett-Packard Co. ..................................      287,830
      3,792 International Business Machines Corp. ................      386,784
        268 Lexmark International Group Inc., Class A Shares* ....       31,959
        210 NCR Corp.* ...........................................        7,967
        312 Network Appliance, Inc.* .............................       58,890
        435 Seagate Technology, Inc.* ............................       21,696
        411 Silicon Graphics, Inc.* ..............................        4,033
      3,296 Sun Microsystems, Inc.* ..............................      313,944
        646 Unisys Corp. .........................................       19,340
-------------------------------------------------------------------------------
                                                                      2,927,350
-------------------------------------------------------------------------------
 Cosmetics/Personal Care -- 1.8%
        122 Alberto Culver Co., Class B Shares ...................        2,608
        502 Avon Products, Inc. ..................................       13,585
      1,236 Colgate Palmolive Co. ................................       64,504
      2,270 The Gillette Co. .....................................       80,018
        213 International Flavors & Fragrances Inc. ..............        6,390
      1,136 Kimberly-Clark Corp. .................................       58,717
      2,778 The Procter & Gamble Co. .............................      244,464
-------------------------------------------------------------------------------
                                                                        470,286
-------------------------------------------------------------------------------
 Distribution/Wholesale -- 0.2%
        926 Costco Wholesale Corp. ...............................       45,953
        369 Genuine Parts Co. ....................................        8,326
        200 W.W. Grainger, Inc. ..................................        8,563
-------------------------------------------------------------------------------
                                                                         62,842
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                           S&P 500 Index Investments


   SHARES                           SECURITY                            VALUE

--------------------------------------------------------------------------------
 Diversified Financial Services -- 3.8%
        937 American Express Co. ..................................  $   125,734
      1,518 Associates First Capital Corp., Class A Shares ........       30,170
        248 The Bear Stearns Cos. Inc. ............................        9,734
        413 Capital One Financial Corp. ...........................       15,204
      1,717 Charles Schwab Corp. ..................................       71,792
      3,512 Citigroup Inc. ........................................      181,527
        244 Countrywide Credit Industries, Inc. ...................        6,085
      2,162 Fannie Mae ............................................      114,586
        525 Franklin Resources, Inc. ..............................       14,273
      1,481 Freddie Mac ...........................................       61,832
        984 Household International, Inc. .........................       31,427
        246 Lehman Brothers Holdings, Inc. ........................       17,835
      1,674 MBNA Corp. ............................................       38,084
        770 Merrill Lynch & Co. Inc. ..............................       78,925
      2,348 Morgan Stanley Dean Witter & Co. ......................      165,387
        292 PaineWebber Group Inc. ................................       11,169
        311 Providian Financial Corp. .............................       20,157
        335 SLM Holding Corp. .....................................       10,490
        246 T. Rowe Price Associates, Inc. ........................        8,103
--------------------------------------------------------------------------------
                                                                       1,012,514
--------------------------------------------------------------------------------
 Electric -- 1.5%
        435 AES Corp. .............................................       36,458
        300 Ameren Corp. ..........................................        9,000
        402 American Electric Power Co., Inc. .....................       11,306
        335 Carolina Power & Light Co. ............................        9,966
        436 Central & South West Corp. ............................        7,330
        344 Cinergy Corp. .........................................        7,353
        236 CMS Energy Corp. ......................................        3,953
        458 Consolidated Edison, Inc. .............................       12,624
        312 Constellation Energy Group ............................        9,282
        519 Dominion Resources, Inc. ..............................       19,041
        321 DTE Energy Co. ........................................        9,690
        759 Duke Energy Corp. .....................................       36,812
        725 Edison International ..................................       19,077
        514 Entergy Corp. .........................................       10,409
        481 FirstEnergy Corp. .....................................        8,989
        211 Florida Progress Corp. ................................        8,994
        369 FPL Group, Inc. .......................................       14,253
        237 GPU Inc. ..............................................        5,895
        263 New Century Energies, Inc. ............................        7,117
        411 Niagara Mohawk Holdings, Inc. .........................        4,829
        311 Northern States Power .................................        5,462
        390 PECO Energy Co. .......................................       14,552
        803 PG&E Corp. ............................................       16,562
        178 Pinnacle West Capital Corp. ...........................        4,917
        294 PPL Corp. .............................................        5,917
        458 Public Service Enterprise Group .......................       13,282
        614 Reliant Energy, Inc. ..................................       12,625
      1,408 Southern Co. ..........................................       31,240
        580 Texas Utilities Co. ...................................       18,923
        457 Unicom Corp. ..........................................       17,280
--------------------------------------------------------------------------------
                                                                         393,138
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                           S&P 500 Index Investments


   SHARES                           SECURITY                            VALUE

--------------------------------------------------------------------------------
 Electrical Components & Equipment -- 0.2%
        904 Emerson Electric Co. ..................................  $    41,189
        324 Molex Inc. ............................................       18,104
--------------------------------------------------------------------------------
                                                                          59,293
--------------------------------------------------------------------------------
 Electronics -- 0.6%
        179 Johnson Controls Inc. .................................        9,554
        100 Millipore Corp. .......................................        5,344
        244 Parker-Hannifin Corp. .................................        8,845
        424 PE Corp. - PE Biosystems Group ........................       44,732
        100 Perkin-Elmer Inc. .....................................        6,463
        614 Solectron Corp.* ......................................       40,217
        100 Tektronix Inc. ........................................        5,800
        357 Teradyne Inc.* ........................................       31,059
        344 Thermo Electron Corp. .................................        5,375
        122 Thomas & Betts Corp. ..................................        2,737
--------------------------------------------------------------------------------
                                                                         160,126
--------------------------------------------------------------------------------
 Engineering & Construction -- 0.0%
        156 Fluor Corp. ...........................................        4,436
--------------------------------------------------------------------------------
 Entertainment -- 0.1%
        268 Harrah's Entertainment Inc. ...........................        5,126
        433 Mirage Resorts Inc.* ..................................        6,874
--------------------------------------------------------------------------------
                                                                          12,000
--------------------------------------------------------------------------------
 Environmental Control -- 0.1%
        370 Allied Waste Industries, Inc.* ........................        2,081
      1,294 Waste Management Inc. .................................       19,410
--------------------------------------------------------------------------------
                                                                          21,491
--------------------------------------------------------------------------------
 Food -- 1.6%
        881 Albertson's Inc. ......................................       21,585
      1,274 Archer-Daniels-Midland Co. ............................       12,820
        580 Bestfoods .............................................       24,324
        894 Campbell Soup Co. .....................................       25,367
      1,026 ConAgra, Inc. .........................................       16,801
        636 General Mills, Inc. ...................................       20,948
         78 Great Atlantic & Pacific Tea Co. ......................        1,828
        748 H.J. Heinz & Co. ......................................       23,889
        290 Hershey Foods Corp. ...................................       12,742
        848 Kellogg Co. ...........................................       21,465
      1,740 Kroger Co. ............................................       25,883
        711 Nabisco Group Holdings Corp............................        6,132
        279 Quaker Oats Co. .......................................       15,049
        630 Ralston-Ralston Purina Group ..........................       17,837
      1,091 Safeway, Inc.* ........................................       42,072
      1,896 Sara Lee Corp. ........................................       28,440
        300 SUPERVALU Inc. ........................................        5,156
        712 SYSCO Corp. ...........................................       23,363
      1,194 Unilever NV ...........................................       54,327
        351 Winn-Dixie Stores, Inc. ...............................        5,660
        245 Wm. Wrigley Jr. Co. ...................................       16,568
--------------------------------------------------------------------------------
                                                                         422,256
--------------------------------------------------------------------------------
 Forest Products & Paper -- 0.5%
        122 Boise Cascade Corp. ...................................        3,637
        201 Champion International Corp. ..........................       10,402

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                           S&P 500 Index Investments


   SHARES                           SECURITY                            VALUE

--------------------------------------------------------------------------------
 Forest Products & Paper -- 0.5% (continued)
        448 Fort James Corp. ......................................  $     8,428
        357 Georgia-Pacific Group .................................       12,383
        890 International Paper Co. ...............................       32,763
        283 Louisiana-Pacific Corp. ...............................        3,343
        212 Mead Corp. ............................................        6,347
         69 Potlatch Corp. ........................................        2,622
        122 Temple-Inland, Inc. ...................................        6,237
        212 Westvaco Corp. ........................................        5,843
        491 Weyerhaeuser Co. ......................................       25,194
        234 Willamette Industries, Inc. ...........................        7,941
--------------------------------------------------------------------------------
                                                                         125,140
--------------------------------------------------------------------------------
 Gas -- 0.1%
         56 Eastern Enterprises ...................................        3,241
        100 NICOR Inc. ............................................        3,038
         71 Oneok, Inc. ...........................................        1,611
         82 Peoples Energy Corp. ..................................        2,373
        514 Sempra Energy .........................................        9,252
--------------------------------------------------------------------------------
                                                                          19,515
--------------------------------------------------------------------------------
 Hand/Machine Tools -- 0.1%
        179 Black & Decker Corp. ..................................        5,896
        129 Milacron, Inc. ........................................        1,790
        134 Snap-on Inc. ..........................................        2,923
        189 The Stanley Works .....................................        4,347
--------------------------------------------------------------------------------
                                                                          14,956
--------------------------------------------------------------------------------
 Health Care -- 2.1%
        289 Allergan, Inc. ........................................       14,540
        122 Bausch & Lomb Inc. ....................................        6,436
        623 Baxter International Inc. .............................       33,954
        524 Becton Dickinson & Co. ................................       16,277
        244 Biomet, Inc. ..........................................        8,052
        860 Boston Scientific Corp.* ..............................       15,695
        111 C.R. Bard, Inc. .......................................        4,385
      1,172 Columbia/HCA Healthcare Corp. .........................       22,634
        646 Guidant Corp. .........................................       43,524
        910 HEALTHSOUTH Corp.* ....................................        4,436
        366 Humana Inc. ...........................................        2,493
      2,937 Johnson & Johnson .....................................      210,730
        155 Mallinckrodt, Inc. ....................................        3,817
        223 Manor Care, Inc.* .....................................        1,937
      2,525 Medtronic, Inc. .......................................      122,305
        178 St. Jude Medical, Inc. ................................        4,650
        647 Tenet Healthcare Corp.* ...............................       11,323
        358 United Healthcare Corp. ...............................       18,303
        134 Wellpoint Health Networks* ............................        9,045
--------------------------------------------------------------------------------
                                                                         554,536
--------------------------------------------------------------------------------
 Holding Companies - Diversified -- 0.2%
        924 The Seagram Co. Ltd. ..................................       54,285
--------------------------------------------------------------------------------
 Home Builders -- 0.0%
        123 Centex Corp. ..........................................        2,422
        100 Kaufman & Broad Home Corp. ............................        1,913
         89 Pulte Corp. ...........................................        1,496
--------------------------------------------------------------------------------
                                                                           5,831
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                           S&P 500 Index Investments


   SHARES                           SECURITY                            VALUE

--------------------------------------------------------------------------------
 Home Furnishings -- 0.1%
        433 Leggett & Platt, Inc. .................................  $     7,280
        199 Maytag Corp. ..........................................        5,261
        156 Whirlpool Corp. .......................................        8,473
--------------------------------------------------------------------------------
                                                                          21,014
--------------------------------------------------------------------------------
 Household Products/Wares -- 0.3%
        145 American Greetings Corp., Class A Shares ..............        2,501
        235 Avery Dennison Corp. ..................................       14,262
        491 Clorox Co. ............................................       19,855
        366 Fortune Brands, Inc. ..................................        8,006
         67 Jostens Inc. ..........................................        1,612
        591 Newell Rubbermaid, Inc. ...............................       13,667
        123 Tupperware Corp. ......................................        2,114
--------------------------------------------------------------------------------
                                                                          62,017
--------------------------------------------------------------------------------
 Insurance -- 2.3%
        312 Aetna, Inc. ...........................................       12,831
        558 AFLAC, INC. ...........................................       20,402
      1,683 Allstate Corp. ........................................       32,819
        519 American General Corp. ................................       27,085
      3,266 American International Group, Inc. ....................      288,837
        536 Aon Corp. .............................................       11,223
        368 Chubb Corp. ...........................................       18,101
        390 Cigna Corp. ...........................................       28,787
        336 Cincinnati Financial Corp. ............................       10,038
        681 Conseco Inc. ..........................................        9,960
        459 The Hartford Financial Services Group, Inc. ...........       14,344
        233 Jefferson-Pilot Corp. .................................       12,131
        403 Lincoln National Corp. ................................       11,208
        223 Loews Corp. ...........................................        9,924
        557 Marsh & McLennan Cos., Inc. ...........................       43,098
        212 MBIA, Inc. ............................................        8,136
        204 MGIC Investment Corp. .................................        7,625
        156 Progressive Corp. .....................................        9,282
        270 SAFECO Corp. ..........................................        5,670
        469 St. Paul Cos. .........................................       10,494
        289 Torchmark Corp. .......................................        5,726
        502 UnumProvident Corp. ...................................        6,714
--------------------------------------------------------------------------------
                                                                         604,435
--------------------------------------------------------------------------------
 Iron/Steel -- 0.1%
        201 Allegheny Technologies, Inc. ..........................        3,404
        289 Bethlehem Steel Corp. .................................        1,644
        189 Nucor Corp. ...........................................        9,391
        189 USX-U.S. Steel Group ..................................        4,134
--------------------------------------------------------------------------------
                                                                          18,573
--------------------------------------------------------------------------------
 Leisure Time -- 0.2%
        190 Brunswick Corp. .......................................        3,361
      1,293 Carnival Corp. ........................................       37,255
        320 Harley Davidson, Inc. .................................       21,800
--------------------------------------------------------------------------------
                                                                          62,416
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                           S&P 500 Index Investments


   SHARES                          SECURITY                           VALUE

------------------------------------------------------------------------------
 Lodging -- 0.1%
        700 Hilton Hotels Corp.  ................................  $     4,900
        534 Marriott International, Inc., Class A Shares  .......       14,718
------------------------------------------------------------------------------
                                                                        19,618
------------------------------------------------------------------------------
 Machinery - Construction & Mining -- 0.1%
        747 Caterpillar Inc.  ...................................       26,192
------------------------------------------------------------------------------
 Machinery - Diversified -- 0.3%
         45 Briggs & Stratton  ..................................        1,505
         89 Cummins Engine Co., Inc.  ...........................        2,965
        491 Deere & Co.  ........................................       17,553
        425 Dover Corp.  ........................................       16,389
        336 Ingersoll-Rand Co.  .................................       12,873
        123 McDermott International, Inc.  ......................        1,153
         12 NACCO Industries, Inc., Class A Shares  .............          521
        401 Rockwell International Corp.  .......................       18,145
------------------------------------------------------------------------------
                                                                        71,104
------------------------------------------------------------------------------
 Media -- 3.4%
      1,598 CBS Corp. ...........................................       95,181
        703 Clear Channel Communications, Inc. ..................       46,837
      1,813 Comcast Corp., Special Class A Shares ...............       77,053
        190 Dow Jones & Co., Inc. ...............................       11,851
        581 Gannett Co. .........................................       37,874
        155 Harcourt General, Inc. ..............................        5,338
        168 Knight Ridder, Inc. .................................        7,875
        413 McGraw-Hill Cos., Inc. ..............................       21,011
      1,282 MediaOne Group, Inc.* ...............................      100,637
        111 Meredith Corp. ......................................        3,177
        358 New York Times Co., Class A Shares ..................       15,126
      2,711 Time Warner, Inc. ...................................      231,791
        133 Times Mirror Co., Class A Shares ....................        6,783
        491 Tribune Co. .........................................       19,118
      1,461 Viacom Inc., Class B Shares* ........................       81,451
      4,357 The Walt Disney Co. .................................      145,960
------------------------------------------------------------------------------
                                                                       907,063
------------------------------------------------------------------------------
 Metal Fabricate/Hardware -- 0.0%
        120 Timken Co. ..........................................        1,718
        197 Worthington Industries, Inc. ........................        2,610
------------------------------------------------------------------------------
                                                                         4,328
------------------------------------------------------------------------------
 Metals - Diversified -- 0.4%
        459 Alcan Aluminium Ltd. ................................       15,147
        770 Alcoa, Inc. .........................................       52,745
        355 Freeport-McMoRan Copper & Gold, Inc., Class B
             Shares .............................................        4,881
        412 Inco Ltd. ...........................................        7,210
        167 Phelps Dodge Corp. ..................................        7,870
        134 Reynolds Metals Co. .................................        8,509
------------------------------------------------------------------------------
                                                                        96,362
------------------------------------------------------------------------------
 Mining -- 0.1%
        825 Barrick Gold Corp. ..................................       13,458
        580 Homestake Mining Co. ................................        3,770
        366 Newmont Mining Corp. ................................        8,098
        711 Placer Dome, Inc. ...................................        6,221
------------------------------------------------------------------------------
                                                                        31,547
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                           S&P 500 Index Investments


   SHARES                           SECURITY                            VALUE

--------------------------------------------------------------------------------
 Miscellaneous Manufacturer -- 5.6%
        200 Cooper Industries, Inc. ...............................  $     6,050
        565 Corning, Inc. .........................................      106,220
        145 Crane Co. .............................................        2,882
        291 Danaher Corp. .........................................       11,876
        659 Eastman Kodak Co. .....................................       37,769
        156 Eaton Corp. ...........................................       11,690
         67 FMC Corp. .............................................        3,237
      6,906 General Electric Co. ..................................      912,887
      1,659 Honeywell International, Inc. .........................       79,839
        645 Illinois Tool Works Inc. ..............................       33,338
        189 ITT Industries, Inc. ..................................        4,583
        837 Minnesota Mining & Manufacturing Co. ..................       73,761
         71 National Service Industries, Inc. .....................        1,456
        277 Pall Corp. ............................................        5,471
         90 Polaroid Corp. ........................................        2,256
        378 PPG Industries, Inc. ..................................       18,664
        313 Textron, Inc. .........................................       19,093
      3,563 Tyco International, Ltd. ..............................      135,171
--------------------------------------------------------------------------------
                                                                       1,466,243
--------------------------------------------------------------------------------
 Office/Business Equipment -- 0.2%
        558 Pitney Bowes, Inc. ....................................       27,621
      1,384 Xerox Corp. ...........................................       30,016
--------------------------------------------------------------------------------
                                                                          57,637
--------------------------------------------------------------------------------
 Oil & Gas Producers -- 4.5%
        190 Amerada Hess Corp. ....................................        9,607
        278 Anadarko Petroleum Corp. ..............................        8,549
        255 Apache Corp. ..........................................        9,308
        690 Atlantic Richfield Co. ................................       48,990
        457 Burlington Resources, Inc. ............................       12,625
      1,372 Chevron Corp. .........................................      102,471
        446 Coastal Corp. .........................................       18,760
      1,306 Conoco Inc., Class B Shares ...........................       25,712
      7,264 Exxon Mobil Corp. .....................................      547,070
        179 Kerr-McGee Corp. ......................................        8,010
        756 Occidental Petroleum Corp. ............................       12,143
        525 Phillips Petroleum Co. ................................       20,081
        178 Rowan Cos., Inc. ......................................        4,472
      4,525 Royal Dutch Petroleum ADR .............................      237,563
        184 Sunoco, Inc. ..........................................        4,543
      1,160 Texaco, Inc. ..........................................       55,028
        293 Tosco Corp. ...........................................        7,838
        434 Transocean Sedco Forex Inc. ...........................       17,116
        545 Union Pacific Resources Group .........................        4,871
        503 Unocal Corp. ..........................................       13,455
        647 USX-Marathon Group ....................................       13,991
--------------------------------------------------------------------------------
                                                                       1,182,203
--------------------------------------------------------------------------------
 Oil & Gas Services -- 0.5%
        681 Baker Hughes, Inc. ....................................       17,621
        926 Halliburton Co. .......................................       35,362
      1,169 Schlumberger, Ltd. ....................................       86,360
--------------------------------------------------------------------------------
                                                                         139,343
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                           S&P 500 Index Investments


   SHARES                           SECURITY                            VALUE

--------------------------------------------------------------------------------
 Packaging & Containers -- 0.1%
         67 Ball Corp. ............................................  $     1,805
        111 Bemis Co. .............................................        3,302
        267 Crown Cork & Seal Co., Inc. ...........................        3,738
        354 Owens-Illinois, Inc.* .................................        4,890
        403 Pactiv Corp.* .........................................        3,350
        178 Sealed Air Corp.* .....................................        8,844
--------------------------------------------------------------------------------
                                                                          25,929
--------------------------------------------------------------------------------
 Pharmaceuticals -- 5.8%
      3,250 Abbott Laboratories ...................................      106,438
        212 ALZA Corp.* ...........................................        7,778
      2,733 American Home Products Corp. ..........................      118,886
      4,171 Bristol-Myers Squibb Co. ..............................      236,965
        589 Cardinal Health, Inc. .................................       24,296
      2,307 Eli Lilly & Co. .......................................      137,122
      4,929 Merck & Co., Inc. .....................................      303,442
      8,140 Pfizer, Inc. ..........................................      261,498
      1,110 Pharmacia & Upjohn, Inc. ..............................       52,864
      3,098 Schering-Plough Corp. .................................      108,043
      1,815 Warner-Lambert Co. ....................................      155,296
        201 Watson Pharmaceuticals, Inc.* .........................        8,040
--------------------------------------------------------------------------------
                                                                       1,520,668
--------------------------------------------------------------------------------
 Pipelines -- 0.6%
        158 Columbia Energy Group .................................        9,322
        479 El Paso Energy Corp. ..................................       17,753
      1,495 Enron Corp. ...........................................      103,155
        934 Williams Cos., Inc. ...................................       39,053
--------------------------------------------------------------------------------
                                                                         169,283
--------------------------------------------------------------------------------
 Retail -- 5.2%
        302 AutoZone, Inc.* .......................................        7,418
        290 Bed Bath & Beyond, Inc.* ..............................        8,229
        444 Best Buy Co., Inc.* ...................................       24,143
        424 Circuit City Stores-Circuit City Group ................       17,119
        244 Consolidated Stores Corp.* ............................        2,745
        845 CVS Corp. .............................................       29,575
        289 Darden Restaurants, Inc. ..............................        3,811
        223 Dillard Inc., Class A Shares ..........................        3,875
        589 Dollar General Corp. ..................................       12,332
        435 Federated Department Stores, Inc.* ....................       15,959
      1,786 The Gap, Inc. .........................................       86,286
      4,855 Home Depot, Inc. ......................................      280,680
        321 Ikon Office Solutions, Inc. ...........................        2,247
        537 J.C. Penney Co., Inc. .................................        8,458
      1,037 Kmart Corp. ...........................................        9,139
        355 Kohls Corp.* ..........................................       26,913
        446 The Limited, Inc. .....................................       15,164
         79 Longs Drugs Stores Corp. ..............................        1,466
        823 Lowe's Cos., Inc. .....................................       39,195
        692 May Department Stores Co. .............................       18,122
      2,834 McDonald's Corp. ......................................       89,448
        310 Nordstrom, Inc. .......................................        6,607
        681 Office Depot, Inc.* ...................................        8,300
         73 The Pep Boys - Manny, Moe & Jack ......................          452
        556 Rite Aid Corp. ........................................        3,823
        792 Sears Roebuck & Co. ...................................       21,830

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                           S&P 500 Index Investments


   SHARES                           SECURITY                            VALUE

--------------------------------------------------------------------------------
 Retail -- 5.2% (continued)
        971 Staples Inc.* .........................................  $    26,217
        402 Tandy Corp. ...........................................       15,301
        916 Target Corp. ..........................................       54,044
        639 TJX Cos., Inc. ........................................       10,184
        534 Toys "R" Us, Inc.* ....................................        6,608
        323 Tricon Global Resturants, Inc.* .......................        8,600
      9,385 Wal-Mart Stores, Inc. .................................      456,932
      2,138 Walgreen Co. ..........................................       55,187
        266 Wendy's International, Inc. ...........................        4,190
--------------------------------------------------------------------------------
                                                                       1,380,599
--------------------------------------------------------------------------------
 Savings & Loans -- 0.1%
        336 Golden West Financial Corp. ...........................        9,576
      1,206 Washington Mutual, Inc. ...............................       26,683
--------------------------------------------------------------------------------
                                                                          36,259
--------------------------------------------------------------------------------
 Semiconductors -- 5.8%
        292 Advanced Micro Devices, Inc. ..........................       11,425
        367 Analog Devices, Inc.* .................................       57,619
        796 Applied Materials, Inc.* ..............................      145,618
        416 Conexant Systems, Inc.* ...............................       40,872
      7,027 Intel Corp. ...........................................      794,051
        378 KLA-Tencor Corp.* .....................................       29,460
        624 LSI Logic Corp.* ......................................       39,975
        564 Micron Technology, Inc. ...............................       55,307
        356 National Semiconductor Corp.* .........................       26,745
      1,690 Texas Instruments, Inc. ...............................      281,385
        668 Xilinx, Inc.* .........................................       53,273
--------------------------------------------------------------------------------
                                                                       1,535,730
--------------------------------------------------------------------------------
 Software -- 8.4%
        246 Adobe Systems, Inc. ...................................       25,092
      4,721 America Online, Inc. ..................................      278,539
        123 Autodesk, Inc. ........................................        5,497
      1,334 Automatic Data Processing .............................       58,112
        502 BMC Software, Inc.* ...................................       23,092
        376 Citrix Systems, Inc.* .................................       39,645
      1,147 Computer Associates International, Inc. ...............       73,766
        747 Compuware Corp.* ......................................       16,527
        878 First Data Corp. ......................................       39,510
        638 IMS Health, Inc. ......................................       12,840
     10,857 Microsoft Corp.* ......................................      970,344
        693 Novell, Inc.* .........................................       22,912
      5,994 Oracle Corp.* .........................................      445,055
        558 Parametric Technology Corp.* ..........................       16,914
        533 PeopleSoft, Inc.* .....................................       11,026
         56 Shared Medical Systems Corp. ..........................        2,181
      1,109 Yahoo! Inc.* ..........................................      177,093
--------------------------------------------------------------------------------
                                                                       2,218,145
--------------------------------------------------------------------------------
 Telecommunication Equipment -- 5.9%
        624 ADC Telecommunications, Inc.* .........................       28,002
        178 Andrew Corp.* .........................................        4,406
        160 Comverse Technology, Inc.* ............................       31,500
      1,607 Global Crossing, Ltd.* ................................       74,926
      6,594 Lucent Technologies, Inc. .............................      392,343
      1,495 Motorola, Inc. ........................................      254,898

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                           S&P 500 Index Investments


   SHARES                           SECURITY                            VALUE

--------------------------------------------------------------------------------
 Telecommunications Equipment -- 5.9% (continued)
        758 Nextel Communications Inc.* ...........................  $   103,657
      2,808 Nortel Networks Corp. .................................      313,092
      1,487 QUALCOMM, Inc.* .......................................      211,805
        167 Scientific-Atlanta Corp. ..............................       17,149
      1,820 Sprint Corp. (PCS Group)* .............................       94,185
        845 Tellabs, Inc.* ........................................       40,560
--------------------------------------------------------------------------------
                                                                       1,566,523
--------------------------------------------------------------------------------
 Telephone -- 5.9%
        656 Alltel Corp. ..........................................       38,048
      6,743 AT&T Corp. ............................................      333,357
      3,277 Bell Atlantic Corp. ...................................      160,368
      3,969 BellSouth Corp. .......................................      161,737
        290 CenturyTel, Inc. ......................................        9,751
      2,053 GTE Corp. .............................................      121,127
      5,989 MCI WorldCom, Inc.* ...................................      267,259
      7,173 SBC Communications, Inc. ..............................      272,574
      1,838 Sprint Corp. (FON Group) ..............................      112,118
      1,059 U.S. West, Inc. .......................................       76,910
--------------------------------------------------------------------------------
                                                                       1,553,249
--------------------------------------------------------------------------------
 Textiles -- 0.0%
         21 Spring Industries, Inc., Class A Shares ...............          744
--------------------------------------------------------------------------------
 Tobacco -- 0.4%
      4,953 Philip Morris Cos., Inc. ..............................       99,370
        358 UST, Inc. .............................................        6,914
--------------------------------------------------------------------------------
                                                                         106,284
--------------------------------------------------------------------------------
 Toys/Games/Hobbies -- 0.1%
        422 Hasbro, Inc. ..........................................        6,647
        881 Mattel, Inc. ..........................................        8,480
--------------------------------------------------------------------------------
                                                                          15,127
--------------------------------------------------------------------------------
 Transportation -- 0.3%
        951 Burlington Northern Santa Fe Corp. ....................       18,723
        457 CSX Corp. .............................................       10,140
        625 FedEx Corp.* ..........................................       21,836
        234 Kansas City Southern Industries, Inc. .................       18,428
        793 Norfolk Southern Corp. ................................       10,755
        514 Union Pacific Corp. ...................................       19,502
--------------------------------------------------------------------------------
                                                                          99,384
--------------------------------------------------------------------------------
 Trucking & Leasing -- 0.0%
        144 Ryder Systems, Inc. ...................................        2,682
--------------------------------------------------------------------------------
            TOTAL COMMON STOCK (Cost -- $23,124,667) ..............   24,085,654
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000

                           S&P 500 Index Investments


    FACE
   AMOUNT                         SECURITY                            VALUE

-------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 1.0%
            U.S. Treasury Bills:
 $   50,000 4.890% due 3/23/00+ ................................   $     49,853
    200,000 5.080% due 3/23/00+ ................................        199,394
-------------------------------------------------------------------------------
            TOTAL U.S. TREASURY OBLIGATIONS (Cost --
              $249,213) ........................................        249,247
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 7.7%
  2,019,000 Goldman, Sachs & Co., 5.770% due 3/1/00; Proceeds at
             maturity -- $2,019,324; (Fully collateralized by
             U.S. Treasury Notes & Bonds, 5.250% to 13.250% due
             5/15/01 to 5/15/21; Market value -- $2,019,001)
             (Cost -- $2,019,000) ..............................      2,019,000
-------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100% (Cost -- $25,392,880**) ..   $ 26,353,901
-------------------------------------------------------------------------------

 * Non-income producing security.
 + Security is partially segregated by custodian for futures contracts commitments.
** Aggregate cost for Federal income tax purposes is substantially the same.

                                  [PIE CHART]

Classification of Investments

Miscellaneous   Oil & Gas
Manufacturer    Producers   Pharmaceuticals   Retail   Semiconductors
------------    ---------   ---------------   ------   --------------
         5.6%         4.5%              5.8%     5.2%             5.8%

Telecommunication               Repurchase
Equipment           Telephone   Agreement    Other   Computers
---------           ---------   ---------    -----   ---------
      5.9%                5.9%        7.7%    34.1%       11.1%


                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                     Intermediate Fixed Income Investments

    FACE
   AMOUNT                          SECURITY                          VALUE

------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS -- 28.8%
             U.S. Treasury Notes:
 $12,000,000 6.625% due 7/30/01.................................  $ 12,024,960
  21,825,000 5.500% due 8/31/01.................................    21,521,196
  33,725,000 6.625% due 4/30/02.................................    33,771,203
     519,000 6.375% due 8/15/02.................................       516,831
     325,000 4.750% due 2/15/04.................................       304,688
   2,325,000 5.250% due 5/15/04.................................     2,211,098
   3,325,000 7.875% due 11/15/04................................     3,485,398
  22,859,000 7.000% due 7/15/06.................................    23,231,145
   3,575,000 6.250% due 2/15/07.................................     3,494,277
  32,075,000 6.000% due 8/15/09.................................    30,866,093
   1,100,000 8.500% due 2/15/20.................................     1,349,656
             U.S. Treasury Bonds:
   2,700,000 12.000% due 8/15/13................................     3,591,729
   6,500,000 12.500% due 8/15/14................................     9,058,985
             U.S. Treasury Inflation Index Bonds:
   9,876,956 3.625% due 7/15/02.................................     9,791,323
   9,240,618 3.375% due 1/15/07.................................     8,736,265
   4,531,613 3.625% due 1/15/08.................................     4,328,959
   8,517,627 3.875% due 1/15/09.................................     8,246,425
  14,124,990 3.875% due 4/15/29.................................    13,471,427
------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost --
              $192,132,587).....................................   190,001,658
------------------------------------------------------------------------------

    FACE
   AMOUNT    RATING(a)                  SECURITY                      VALUE

-------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES -- 38.5%
-------------------------------------------------------------------------------
 Auto Manufacturers -- 1.1%
                       DaimlerChrysler NA Holdings, Notes:
   4,500,000   A+      6.380% due 8/23/02.......................      4,515,570
   3,000,000   A+      7.400% due 1/20/05.......................      2,996,250
-------------------------------------------------------------------------------
                                                                      7,511,820
-------------------------------------------------------------------------------
 Auto Parts & Equipment -- 0.9%
   4,000,000   BBB     Delphi Auto Services Corp., Notes, 6.125%
                       due 5/1/04...............................      3,750,000
   2,000,000   BBB     TRW Inc., Notes, 6.625% due 6/1/04.......      1,915,000
-------------------------------------------------------------------------------
                                                                      5,665,000
-------------------------------------------------------------------------------
 Banking -- 6.6%
   2,625,000   BBB     Banponce Corp., Sub. Notes, 6.750% due
                       12/15/05.................................      2,516,719
   2,000,000   A-      Banque National, Sub. Notes, 6.765% due
                       12/29/49.................................      1,924,886
   2,055,000   BBB+    BB&T Corp., Bonds, 6.375% due 6/30/05....      1,921,425
   4,000,000   A+      Dresdner Funding Trust, Bonds, 8.151% due
                       6/30/31..................................      3,693,984
   2,000,000   A       First National Bank of Boston, Sub.
                       Notes, 8.375% due 12/15/02...............      2,040,000
   3,250,000   A-      First Tennessee National, Sub. Notes,
                       5.750% due 12/1/08.......................      2,823,438
   3,200,000   A       First Union National Bank, Sub. Notes,
                       5.800% due 12/1/08.......................      2,816,000
   2,700,000   A-      Firstar Bank, Sub. Notes, 7.125% due
                       12/1/09..................................      2,606,580
   2,350,000   A2*     Merita Bank, Sub. Notes, 7.500% due
                       12/29/49.................................      2,229,753
   3,250,000   A-      National City Corp., Sub. Notes, 5.750%
                       due 2/1/09...............................      2,827,500
   1,500,000   A+      National Westminster Bank, Sub. Notes,
                       7.750% due 4/29/49.......................      1,471,875
   2,000,000   BBB+    Nordbanken, Bonds, 8.950% due 11/29/49...      1,986,596
   2,500,000   BBB+    Popular Inc., Notes, 6.200% due 4/30/01..      2,459,375
   5,700,000   BBB     Skand Enskilda, Sub. Notes, 6.500% due
                       12/29/49+................................      5,352,237
     500,000   A-      St. Georges Bank, Sub. Debentures, 7.150%
                       due 10/15/05.............................        476,370

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                     Intermediate Fixed Income Investments

    FACE
   AMOUNT    RATING(a)                  SECURITY                      VALUE

-------------------------------------------------------------------------------
 Banking -- 6.6% (continued)
 $ 3,250,000   A+      U.S. Bank NA, Notes, 5.625% due
                       11/30/05.................................   $  2,953,438
   3,600,000   A+      Wells Fargo & Co., Sub. Notes, 6.625% due
                       7/15/04..................................      3,483,000
-------------------------------------------------------------------------------
                                                                     43,583,176
-------------------------------------------------------------------------------
 Beverages -- 0.6%
   4,025,000   A+      Diageo PLC, Company Guaranteed, 6.125%
                       due 8/15/05..............................      3,793,563
-------------------------------------------------------------------------------
 Commercial Mortgage-Backed Securities -- 0.5%
   3,575,000   BBB     Chase Mortgage Securities Corp., Notes,
                       7.370% due 5/19/07.......................      3,319,674
-------------------------------------------------------------------------------
 Commercial Services -- 0.4%
   2,900,000   BBB+    Cox Enterprises Inc., Notes, 6.625% due
                       6/14/02..................................      2,842,000
-------------------------------------------------------------------------------
 Computers -- 1.0%
   6,500,000   A+      Electronic Data Services, Notes, 6.850%
                       due 10/15/04.............................      6,345,625
-------------------------------------------------------------------------------
 Diversified Financial Services -- 11.5%
                       Amvescap PLC, Company Guaranteed:
   2,000,000   BBB     6.375% due 5/15/03.......................      1,865,000
   1,300,000   BBB     6.600% due 5/15/05.......................      1,166,750
                       Associates Corp., Sr. Notes:
   2,300,000   A+      5.750% due 11/1/03.......................      2,182,125
   4,000,000   A+      5.800% due 4/20/04.......................      3,750,000
                       AT&T Capital Corp., Company Guaranteed:
   1,100,000   A+      6.350% due 3/21/00.......................      1,100,152
   2,000,000   A+      7.500% due 11/15/00......................      2,012,860
   3,000,000   A+      7.000% due 8/15/01.......................      2,994,867
                       Bear, Stearns & Co., Inc., Sr. Notes:
   4,700,000   A       6.347% due 5/7/02........................      4,698,651
   2,500,000   A       7.625% due 12/7/09.......................      2,431,900
                       Ford Motor Credit Co., Notes:
   2,000,000   A+      5.750% due 1/25/01.......................      1,982,500
   5,100,000   A+      6.710% due 7/13/01.......................      5,133,711
   1,300,000   A+      7.750% due 11/15/02......................      1,314,625
   3,975,000   A+      6.700% due 7/16/04.......................      3,855,750
                       General Electric Capital Corp., Notes:
   6,000,000   AAA     5.440% due 1/14/02.......................      5,827,500
   3,800,000   AAA     6.267% due 7/23/03.......................      3,695,500
                       General Motors Acceptance Corp., Bonds:
   6,000,000   A       6.251% due 4/5/04........................      5,986,215
   3,500,000   A       6.850% due 6/17/04.......................      3,412,500
                       Goldman Sachs Group LP, Notes:
   3,000,000   A+      6.390% due 12/7/01.......................      3,008,340
     450,000   A+      7.200% due 3/1/07+.......................        437,625
   2,900,000   A       Household Financial Corp., Medium Term
                       Notes, 6.125% due 7/15/02................      2,820,250
                       Lehman Brothers Holdings, Notes:
   2,500,000   A       6.903% due 4/2/02........................      2,515,200
   3,525,000   A       7.000% due 5/15/03.......................      3,445,688
   3,425,000   AA-     Merrill Lynch & Co., Bonds, 6.000% due
                       2/12/03..................................      3,300,844
                       Morgan Stanley Dean Witter & Co., Notes:
   3,000,000   A+      7.125% due 1/15/03.......................      2,981,250
   4,000,000   A+      6.290% due 4/22/04.......................      3,997,440
-------------------------------------------------------------------------------
                                                                     75,917,243
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                     Intermediate Fixed Income Investments

    FACE
   AMOUNT    RATING(a)                  SECURITY                      VALUE

-------------------------------------------------------------------------------
 Electric -- 1.4%
 $ 4,300,000   A-      Central Power & Light, Notes, 6.560% due
                       2/22/02..................................   $  4,300,000
   2,900,000   BBB+    Dominion Resources, Certificate of
                       Deposit, 6.195% due 1/26/01+.............      2,884,575
   2,000,000   BBB+    Niagara Mohawk Power, Debentures, 6.875%
                       due 4/1/03...............................      1,957,500
-------------------------------------------------------------------------------
                                                                      9,142,075
-------------------------------------------------------------------------------
 Environmental Control -- 0.4%
   2,700,000   BBB     WMX Technologies, Notes, 6.375% due
                       12/1/03..................................      2,430,000
-------------------------------------------------------------------------------
 Food -- 0.2%
   1,500,000   A       Ahold Finance, Company Guaranteed, 6.250%
                       due 5/1/09...............................      1,359,375
-------------------------------------------------------------------------------
 Holding Companies - Diversified -- 0.7%
   3,450,000   BBB     Brascan Ltd., Notes, 7.375% due 10/1/02..      3,402,563
   1,500,000   A       Duke Capital Corp., Sr. Notes, 7.250% due
                       10/1/04..................................      1,483,125
-------------------------------------------------------------------------------
                                                                      4,885,688
-------------------------------------------------------------------------------
 Insurance -- 2.2%
   1,000,000   BBB+    Fairfax Financial Holdings, Notes, 6.875%
                       due 4/15/08..............................        842,664
   3,450,000   A-      Florida Resident Property & Casualty,
                       Notes, 7.375% due 7/1/03.................      3,398,250
   3,000,000   A-      Florida Windstorm, Bonds, 6.700% due
                       8/25/04+.................................      2,883,750
   1,325,000   BBB+    Markel Corp., Notes, 7.250% due 11/1/03..      1,301,813
   6,175,000   AA-     Marsh & McLennan Cos. Inc., Notes, 6.625%
                       due 6/15/04..............................      5,958,875
-------------------------------------------------------------------------------
                                                                     14,385,352
-------------------------------------------------------------------------------
 Leisure Time -- 0.4%
   1,500,000   A       Carnival Corp., Notes, 7.050% due
                       5/15/05..................................      1,449,375
     900,000   BBB     Royal Carribbean Cruises, Sr. Notes,
                       8.125% due 7/28/04.......................        904,500
-------------------------------------------------------------------------------
                                                                      2,353,875
-------------------------------------------------------------------------------
 Lodging -- 0.4%
   3,100,000   BB-     La Quinta Inns, Notes, 7.110% due
                       10/17/01.................................      3,018,625
-------------------------------------------------------------------------------
 Media -- 2.9%
   1,250,000   BBB-    Clear Channel, Bonds, 1.500% due
                       12/1/02..................................      1,148,438
   4,250,000   BBB+    Cox Communications, Notes, 7.000% due
                       8/15/01..................................      4,262,325
   3,400,000   BBB+    Houghton Mifflin Co., Notes, 6.501% due
                       12/1/00..................................      3,400,340
     400,000   BBB-    News America Holdings, Sr. Notes, 8.500%
                       due 2/15/05..............................        410,500
                       TCI Communications Inc., Notes:
   2,800,000   AA-     6.335% due 9/11/00.......................      2,796,590
   3,575,000   AA-     6.375% due 5/1/03........................      3,472,218
   1,000,000   A       Times Mirror Co., Notes, 7.450% due
                       10/15/09.................................        985,000
   3,000,000   A       Walt Disney Co., Notes, 5.125% due
                       12/15/03.................................      2,782,500
-------------------------------------------------------------------------------
                                                                     19,257,911
-------------------------------------------------------------------------------
 Miscellaneous Manufacturing -- 0.3%
   1,775,000   A-      Tyco International Group, Notes, 6.875%
                       due 9/5/02...............................      1,746,156
-------------------------------------------------------------------------------
 Oil & Gas Producers -- 0.6%
   4,000,000   BBB     Occidental Petroleum, Sr. Notes, 6.703%
                       due 4/3/00...............................      3,997,280
-------------------------------------------------------------------------------
 Pharmaceuticals -- 0.4%
   2,825,000   AAA     Merck & Co., Medium Term Notes, 5.760%
                       due 5/3/07...............................      2,821,469
-------------------------------------------------------------------------------
 Real Estate -- 0.4%
   2,900,000   A+      Homeside Lending Inc., Notes, 6.875% due
                       6/30/02..................................      2,863,750
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                     Intermediate Fixed Income Investments

    FACE
   AMOUNT    RATING(a)                  SECURITY                      VALUE

-------------------------------------------------------------------------------
 Real Estate Investment Trust -- 2.1%
 $ 2,500,000   BBB-    American Health Property, Notes, 7.050%
                       due 1/15/02..............................   $  2,465,625
   2,000,000   BBB     CP Limited Partnership, Sr. Notes, 8.500%
                       due 3/1/05...............................      2,005,000
                       Highwoods Realty, Notes:
   2,000,000   BBB     6.835% due 1/31/03.......................      1,876,500
   1,000,000   BBB     7.000% due 12/1/06.......................        893,340
   2,000,000   A-      Kimco Realty Corp., Sr. Notes, 7.500% due
                       11/5/06..................................      1,935,740
   2,500,000   BBB+    Simon Debartolo, Notes, 7.000% due
                       6/15/08..................................      2,276,678
                       United Dominion Realty, Notes:
   1,000,000   BBB     7.020% due 11/15/05......................        925,980
     500,000   BBB     7.950% due 7/12/06.......................        477,450
   1,000,000   BBB     7.250% due 1/15/07.......................        919,290
-------------------------------------------------------------------------------
                                                                     13,775,603
-------------------------------------------------------------------------------
 Retail -- 0.4%
   3,000,000   A       CVS Corp., Notes, 5.500% due 2/15/04.....      2,823,750
-------------------------------------------------------------------------------
 Telecommunications -- 0.4%
   3,000,000   BBB-    PanAmSat Corp., Notes, 6.000% due
                       1/15/03..................................      2,797,500
-------------------------------------------------------------------------------
 Telephone -- 0.6%
   4,000,000   BBB+    Sprint Capital Corp., Company Guaranteed,
                       5.875% due 5/1/04........................      3,765,000
-------------------------------------------------------------------------------
 Tobacco -- 0.9%
   6,000,000   A       Philip Morris, Notes, 9.000% due 1/1/01..      6,060,000
-------------------------------------------------------------------------------
 Transportation -- 1.2%
   4,000,000   BBB     CSX Corp., Medium Term Notes, 6.401% due
                       6/15/00..................................      3,998,640
   2,125,000   BBB+    Norfolk Southern, Notes, 6.950% due
                       5/1/02...................................      2,103,750
   1,800,000   BBB+    Stagecoach Holdings, Notes, 8.625% due
                       11/15/09.................................      1,806,750
-------------------------------------------------------------------------------
                                                                      7,909,140
-------------------------------------------------------------------------------
                       TOTAL CORPORATE BONDS & NOTES (Cost --
                        $261,348,013)...........................    254,370,650
-------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES -- 25.9%
-------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corporation (FHLMC) -- 1.4%
   2,750,000           FHLMC, 5.750% due 6/15/01................      2,717,578
   6,950,000           FHLMC, 5.750% due 3/15/09................      6,263,688
     557,909           FHLMC, 7.000% due 4/15/23................        552,026
-------------------------------------------------------------------------------
                                                                      9,533,292
-------------------------------------------------------------------------------
 Federal National Mortgage Association (FNMA) -- 3.5%
   9,475,000           FNMA, 5.625% due 5/14/04.................      8,970,267
  10,100,000           FNMA, 6.500% due 8/15/04.................      9,863,963
   1,500,000           FNMA, 6.625% due 9/15/09.................      1,436,250
      41,789           FNMA, 8.000% due 10/1/09.................         41,867
   2,987,622           FNMA, 7.000% due 4/24/24.................      2,720,744
-------------------------------------------------------------------------------
                                                                     23,033,091
-------------------------------------------------------------------------------
 Government National Mortgage Association (GNMA) -- 3.7%
   3,900,000           GNMA, 8.000% due 2/15/29++...............      3,912,168
   3,000,000           GNMA, 6.500% due 5/15/29.................      2,796,541
   2,700,000           GNMA, 6.500% due 7/15/29.................      2,516,887
  14,990,674           GNMA, 8.000% due 1/15/30.................     15,046,889
-------------------------------------------------------------------------------
                                                                     24,272,485
-------------------------------------------------------------------------------
 Collateralized Mortgage Obligations (CMO) -- 17.3%
   5,818,676           AAMES Mortgage Trust, 6.285% due
                       7/15/29..................................      5,811,402
   2,817,746           Amresco Commercial Lending, 7.120% due
                       6/15/12..................................      2,729,001
   2,850,000           ANRC Auto Owner Trust, 6.940% due
                       4/17/06..................................      2,819,405

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                     Intermediate Fixed Income Investments

    FACE
   AMOUNT    RATING(a)                  SECURITY                      VALUE

-------------------------------------------------------------------------------
 Collateralized Mortgage Obligations (CMO) -- 17.3% (continued)
 $   456,093           Banc One Auto Grantor Trust, 6.100% due
                       10/15/02.................................   $    455,925
   1,700,000           Bayview Financial Revolving Mortgage,
                       7.178% due 8/25/29.......................      1,671,844
     593,474           Capital Asset Research Funding LP, 5.905%
                       due 12/15/05.............................        587,725
   2,062,941           CMC Securities Corp. III, 6.750% due
                       11/25/23.................................      2,041,860
   2,025,000           Continental Mortgage Home Equity, 7.130%
                       due 3/15/15..............................      2,018,935
   2,775,000           Copelco Capital Funding Corp., 5.950% due
                       6/15/04..................................      2,665,873
                       GE Capital Mortgage Services, Inc.:
   1,389,108           6.380% due 5/25/14.......................      1,380,669
   2,000,000           6.500% due 3/25/24.......................      1,705,370
   1,919,035           Green Tree Financial Corp., 6.420% due
                       11/15/28.................................      1,920,534
     500,000           Green Tree Home Improvement, 10.540% due
                       7/15/26..................................        528,364
   4,495,613           IMPAC CMB Trust, 6.056% due 7/25/28......      4,463,748
     847,000           Mortgage Capital Funding, 7.800% due
                       4/15/06..................................        834,359
     493,800           Residential Accredit Loans, 8.000% due
                       10/25/28.................................        491,185
                       Residential Funding Mortgage Securities,
                       Inc.:
   1,000,000           7.000% due 10/25/27......................        931,335
   8,725,000           5.980% due 10/25/29......................      8,052,695
      36,096           Resolution Trust Corp., 9.000% due
                       9/25/28..................................         36,316
                       SBIC Business Investment Cos.:
   8,910,778           7.540% due 8/10/09.......................      8,661,555
   9,000,000           8.017% due 2/10/10.......................      9,075,936
                       Small Business Administration:
   4,068,926           6.150% due 11/01/13......................      3,840,049
   1,289,836           6.850% due 10/1/15.......................      1,252,689
   3,906,493           6.650% due 11/1/15.......................      3,709,950
   6,781,750           7.100% due 2/1/17........................      6,567,705
   8,844,102           7.500% due 4/1/17........................      8,898,051
   6,776,959           7.300% due 5/1/17........................      6,726,200
  13,938,750           7.200% due 10/1/19.......................     13,466,069
   5,900,000           7.190% due 12/1/19.......................      5,713,784
   5,107,000           7.590% due 1/1/20........................      5,052,738
-------------------------------------------------------------------------------
                                                                    114,111,271
-------------------------------------------------------------------------------
                       TOTAL MORTGAGE-BACKED SECURITIES (Cost --
                        $173,809,666)...........................    170,950,139
-------------------------------------------------------------------------------
 COMMERCIAL PAPER -- 3.5%
   2,200,000           Alcoa Inc., Discount Note, 5.760% due
                       3/13/00..................................      2,193,664
     500,000           Emerson Electric, Discount Note, 5.800%
                       due 4/5/00...............................        497,181
                       Federal Home Loan Mortgage Corporation,
                       Discount Note:
     100,000           5.620% due 3/1/00........................        100,000
   7,000,000           5.650% due 3/21/00.......................      6,978,028
   7,000,000           General Electric Capital Corp., 5.910%
                       due 5/18/00..............................      6,910,365
   3,000,000           Honeywell International Inc., Discount
                       Note, 5.830% due 4/10/00.................      2,980,562
                       UBS Finance Inc.:
   3,000,000           5.820% due 4/6/00........................      2,982,540
     200,000           5.890% due 4/6/00........................        198,822
-------------------------------------------------------------------------------
                       TOTAL COMMERCIAL PAPER (Cost --
                        $22,843,278)............................     22,841,162
-------------------------------------------------------------------------------
 REGIONAL GOVERNMENT OBLIGATIONS -- 0.9%
   3,250,000    AA-    Ontario Province, 5.500% due 10/1/08.....      2,855,938
   3,500,000    A+     Quebec Province, 7.500% due 7/15/02......      3,508,750
-------------------------------------------------------------------------------
                       TOTAL REGIONAL GOVERNMENT OBLIGATIONS
                       (Cost -- $6,917,188).....................      6,364,688
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                     Intermediate Fixed Income Investments

    FACE
   AMOUNT                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- 2.4%
 $12,939,000 J.P. Morgan & Co., 5.760% due 3/1/00; Proceeds at
              maturity -- $12,941,070; (Fully collateralized by
              U.S. Treasury Notes & Bonds, 4.750% to 12.750% due
              5/25/00 to 8/15/28; Market value -- $13,458,247)...   $ 12,939,000
   2,910,000 Morgan Stanley Dean Witter & Co., 5.750% due 3/1/00;
              Proceeds at maturity -- $2,910,465;
              (Fully collateralized by U.S. Treasury Notes &
              Bonds, 5.375% to 8.750% due 6/30/03 to 5/15/17;
              Market value -- $3,181,828)........................      2,910,000
--------------------------------------------------------------------------------
             TOTAL REPURCHASE AGREEMENTS (Cost -- $15,849,000)...     15,849,000
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost -- $672,899,732**)..   $660,377,297
--------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc.
 + Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
 ++Security is traded on a "to-be-announced" basis (See Note 10).
** Aggregate cost for Federal income tax purposes is substantially the same.

 See page 68 for definition of ratings.

                                  [PIE CHART]

Classification of Investments

Repurchase   Corporate       Mortgage-Backed   Regional Government
Agreements   Bonds & Notes   Securities        Obligations
----------   -------------   ----------        -----------
       2.4%           38.5%        25.9%               0.9%

Regional Government   U.S. Government Agencies   Commercial
Obligations           & Obligations              Paper
-----------           -------------              -----
        0.9%                   28.8%               3.5%


                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                           Long-Term Bond Investments

    FACE
   AMOUNT                          SECURITY                            VALUE

-------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS & AGENCIES -- 46.1%
-------------------------------------------------------------------------------
 U.S. Treasury Obligations -- 35.9%
 $   200,000 U.S. Treasury Notes, 5.478% due 5/11/00#............   $   197,839
             U.S. Treasury Strips:
   5,125,100 3.875% due 1/15/09..................................     4,961,916
   1,453,739 3.875% due 4/15/29..................................     1,386,475
  33,000,000 Zero coupon due 5/15/10.............................    16,892,370
  36,000,000 Zero coupon due 5/15/20.............................    10,199,520
-------------------------------------------------------------------------------
                                                                     33,638,120
-------------------------------------------------------------------------------
 U.S. Government Agencies -- 10.2%
             Federal National Mortgage Association (FNMA):
     300,000 5.810% due 5/11/00..................................       296,521
   8,400,000 7.500% TBA 30 years+................................     8,237,207
     900,000 8.500% TBA 30 years+................................       921,375
             Student Loan Mortgage Association, 1997-2A Floating,
      93,660 6.089% due 10/25/05.................................        93,127
-------------------------------------------------------------------------------
                                                                      9,548,230
-------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS & AGENCIES
             (Cost -- $43,067,580)...............................    43,186,350
-------------------------------------------------------------------------------

    FACE
   AMOUNT    RATING(a)                  SECURITY                       VALUE

-------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES -- 45.9%
-------------------------------------------------------------------------------
 Aerospace/Defense -- 0.3%
     270,000   BBB-    Lockheed Martin Corp., 8.500% due
                       12/1/29...................................       266,963
-------------------------------------------------------------------------------
 Agriculture -- 1.5%
   1,600,000   A+      Cargill Inc., 6.875% due 5/1/28++.........     1,388,000
-------------------------------------------------------------------------------
 Banking -- 7.8%
   3,650,000   A       Bank One Corp., 8.000% due 4/29/27........     3,627,187
   3,350,000   AAA     International Bank of Reconstruction &
                       Development, 8.250% due 9/1/16............     3,718,500
-------------------------------------------------------------------------------
                                                                      7,345,687
-------------------------------------------------------------------------------
 Consumer Products -- 4.1%
   1,550,000   A+      Bestfoods, Series F, 6.625% due 4/15/28...     1,338,813
   2,075,000   AA      The Proctor & Gamble Co., 9.360% due
                       1/1/21....................................     2,458,874
-------------------------------------------------------------------------------
                                                                      3,797,687
-------------------------------------------------------------------------------
 Financial Services -- 9.5%
   2,400,000   BBB-    Continental Corp., 8.375% due 8/15/12.....     2,340,000
     260,000   A       Dow Chemical Co., 7.375% due 11/1/29......       250,250
   1,450,000   A-      Lumbermens Mutual Casualty, Surplus Notes,
                       8.300% due 12/1/37++......................     1,261,500
   3,000,000   A+      Nationwide CSN Trust, 9.875% due 2/15/25..     3,206,250
   2,100,000   A-      US West Capital Funding Inc., 6.875% due
                       7/15/28...................................     1,829,625
-------------------------------------------------------------------------------
                                                                      8,887,625
-------------------------------------------------------------------------------
 Media & Entertainment -- 5.7%
   1,275,000   BBB-    News America Holdings Inc., 9.250% due
                       2/1/13....................................     1,400,906
   3,800,000   BBB     Time Warner Inc., 8.375% due 7/15/33......     3,947,250
-------------------------------------------------------------------------------
                                                                      5,348,156
-------------------------------------------------------------------------------
 Miscellaneous -- 6.9%
   3,250,000   BBB+    Boston University, 7.625% due 7/15/97.....     2,933,125
   2,850,000   BBB+    Ogden Corp., 9.250% due 3/1/22............     2,664,750
     994,000   BBB     Republic of Poland PDI, 6.000% due
                       10/27/14..................................       883,418
-------------------------------------------------------------------------------
                                                                      6,481,293
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                           Long-Term Bond Investments

    FACE
   AMOUNT    RATING(a)                   SECURITY                        VALUE

---------------------------------------------------------------------------------
 Transportation -- 3.1%
 $ 2,216,820   BBB+    Federal Express Corp., 7.630% due 1/5/14....   $ 2,061,643
                       Ford Motor Co.:
     625,000   A+      7.375% due 10/28/09.........................       607,031
     240,000   A+      6.625% due 10/1/28..........................       210,300
---------------------------------------------------------------------------------
                                                                        2,878,974
---------------------------------------------------------------------------------
 Utilities -- 7.0%
   2,275,000   BBB+    Columbia Gas Systems Inc., 7.320% due
                       11/28/10....................................     2,098,689
   3,000,000   A+      New York Telephone, 6.700% due 11/1/23......     2,632,500
   2,100,000   A-      Puget Sound Energy Inc., Series A, 6.740%
                       due 6/15/18.................................     1,874,250
---------------------------------------------------------------------------------
                                                                        6,605,439
---------------------------------------------------------------------------------
                       TOTAL CORPORATE BONDS & NOTES (Cost --
                        $45,825,432)...............................    42,999,824
---------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 8.0%
   7,447,000           J.P. Morgan Securities Inc., 5.760% due
                        3/1/00; Proceeds at maturity -- $7,448,191;
                        (Fully collateralized by U.S. Treasury
                        Notes & Bonds, 4.750% to 12.750% due
                        5/25/00 to 8/15/28; Market value --
                         $7,595,958) (Cost -- $7,447,000)..........     7,447,000
---------------------------------------------------------------------------------
                       TOTAL INVESTMENTS -- 100% (Cost --
                        $96,340,012**).............................   $93,633,174
---------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc.
 # Security is partially segregated by custodian for futures contracts commitments.
 +  Security is traded on a "to-be-announced" basis (See Note 10).
 ++Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
**  Aggregate cost for Federal income tax purposes is substantially the same.

  See page 68 for definition of ratings.

                                  [PIE CHART]

Classification of Investments

Corporate Bonds   Repurchase   U.S. Government
& Notes           Agreement    Obligations & Agencies
-------           ---------    ----------------------
   45.9%                8.0%                     46.1%

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                           Municipal Bond Investments

    FACE
   AMOUNT   RATING(a)                   SECURITY                       VALUE

-------------------------------------------------------------------------------
 Alaska -- 0.2%
 $  100,000   AAA     Valdez Alaska Marine Term Revenue, Exxon
                       Pipeline Company Project, VRDN, Series A,
                       3.750% due 12/1/33........................   $   100,000
-------------------------------------------------------------------------------
 Arizona -- 3.6%
                      Arizona Student Loan Acquisition Authority
                       Revenue:
  1,000,000   Aaa*    Series A-1, 5.650% due 5/1/14..............       985,000
  1,000,000   Aaa*    Series A-1, 5.750% due 5/1/15..............       985,000
    100,000   AA-     Maricopa County, AZ PCR, Arizona Public
                       Services Co., VRDN, Series C,
                       3.800% due 5/1/29.........................       100,000
-------------------------------------------------------------------------------
                                                                      2,070,000
-------------------------------------------------------------------------------
 California -- 8.2%
                      California State Public Works Board Lease
                       Revenue:
  3,100,000   A1*     California Community Colleges, Series D,
                       4.750% due 10/1/14........................     2,782,250
  2,000,000   A1*     Department of Corrections, Series A, 5.250%
                       due 9/1/15................................     1,892,500
-------------------------------------------------------------------------------
                                                                      4,674,750
-------------------------------------------------------------------------------
 District of Columbia -- 1.0%
    600,000   AA-     District of Columbia GO, VRDN, Series B,
                       3.900% due 6/1/03.........................       600,000
-------------------------------------------------------------------------------
 Florida -- 15.8%
                      Florida State Board of Education Capital
                       Outlay, Public Education GO:
  2,000,000   AA+     Series A, 5.250% due 6/1/17................     1,862,500
  2,500,000   AA+     Series B, 5.000% due 6/1/14................     2,306,250
  1,500,000   AAA     Reedy Creek, FL Improvement District,
                       Series A, MBIA-Insured, 5.250% due
                       6/1/15....................................     1,426,875
  3,765,000   AAA     Tampa Bay, FL Water Utilities System
                       Revenue, Series A, 5.125% due 10/1/17.....     3,440,269
-------------------------------------------------------------------------------
                                                                      9,035,894
-------------------------------------------------------------------------------
 Georgia -- 4.9%
  3,000,000   AAA     Gwinnett County, GA Water & Sewer Authority
                       Revenue, 5.250% due 8/1/18................     2,831,250
-------------------------------------------------------------------------------
 Illinois -- 3.2%
  2,000,000   AAA     Chicago, IL Board of Education GO, School
                       Reform Board, Series A, FGIC-Insured,
                       5.250% due 12/1/20........................     1,817,500
-------------------------------------------------------------------------------
 Indiana -- 1.7%
  1,000,000   AA-     Indiana Health Facility Funding Authority
                       GO, Methodist Hospital, Series A,
                       5.750% due 9/1/15.........................     1,003,750
-------------------------------------------------------------------------------
 Iowa -- 4.6%
  3,000,000   AAA     Iowa Finance Authority, Hospital Facility
                       Revenue, Iowa Health System, Series A,
                       MBIA-Insured, 5.125% due 7/1/20...........     2,617,500
-------------------------------------------------------------------------------
 Massachusetts -- 9.1%
  3,000,000   AA-     Massachusetts State Consolidated Loan GO,
                       Series C, 5.250% due 8/1/14...............     2,850,000
  2,500,000   AAA     Massachusetts State Turnpike Authority,
                       Metropolitan Highway System, Series A,
                       MBIA-Insured, 5.000% due 1/1/13...........     2,346,875
-------------------------------------------------------------------------------
                                                                      5,196,875
-------------------------------------------------------------------------------
 Minnesota -- 6.3%
  3,000,000   AAA     Minnesota Public Facility Authority, Water
                       PCR, Series B, 5.125% due 3/1/13..........     2,861,250
    750,000   AAA     Southern Minnesota Municipal Power Agency
                       Revenue, Power Supply System, Pre-
                       Refunded, Series A, 5.750% due 1/1/18.....       736,874
-------------------------------------------------------------------------------
                                                                      3,598,124
-------------------------------------------------------------------------------
 New Jersey -- 5.1%
    100,000   AAA     New Jersey Economic Development Authority
                       Water Facility Revenue, VRDN, United
                       Water, AMBAC-Insured, 3.800% due 11/1/25..       100,000
  1,000,000   AAA     New Jersey Sports & Exposition Authority
                       State Contract, Series A, MBIA-Insured,
                       5.250% due 3/1/12.........................       976,250
  2,000,000   Aa2*    New Jersey State Transportation Trust Fund
                       Authority, Series A, 5.125% due 6/15/15...     1,850,000
-------------------------------------------------------------------------------
                                                                      2,926,250
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                           Municipal Bond Investments

    FACE
   AMOUNT   RATING(a)                   SECURITY                        VALUE

--------------------------------------------------------------------------------
 New York -- 9.5%
 $  100,000    AA     New York, NY City Transitional Finance
                       Authority Revenue, VRDN, Sub-Series B,
                       3.750% due 11/1/27.........................   $   100,000
  3,000,000    A-     New York, NY GO, Series J, 5.375% due
                       8/1/13.....................................     2,876,250
    500,000    AAA    New York, NY GO, VRDN, Sub-Series B, 3.900%
                       due 8/15/19................................       500,000
  2,000,000    A-     New York State Dormitory Authority, State
                       University Educational Facility, Series A,
                       5.500% due 5/15/13.........................     1,970,000
--------------------------------------------------------------------------------
                                                                       5,446,250
--------------------------------------------------------------------------------
 Tennessee -- 2.0%
  1,170,000    AAA    Memphis, TN Shelby County Airport Authority
                       Revenue, Series D, AMBAC-Insured,
                       5.875% due 3/1/16(b).......................     1,162,688
--------------------------------------------------------------------------------
 Texas -- 14.8%
  2,270,000    AAA    Arlington, TX GO, ISD, PSFG, 4.500% due
                       2/15/20....................................     1,816,000
  3,000,000    AAA    Dallas, TX Civic Center, MBIA-Insured,
                       5.000% due 8/15/18.........................     2,628,750
  3,000,000    AA     Fort Worth, TX Water & Sewer Revenue, 5.250%
                       due 2/15/16................................     2,816,250
    120,000    AAA    Gulf Coast Waste Disposal Authority, TX PCR,
                       (Exxon Project), VRDN, 3.800% due 6/1/20...       120,000
    100,000    AAA    North Central Texas Health Facility
                       Development Corp. Revenue, Methodist
                       Hospital of Dallas, VRDN, Series B, 3.800%
                       due 10/1/15................................       100,000
  1,000,000    AAA    Texas State Public Finance Authority
                       Building Revenue, (Department of Criminal
                       Justice Project), Series A, FSA-Insured,
                       5.250% due 2/1/11..........................       985,000
--------------------------------------------------------------------------------
                                                                       8,466,000
--------------------------------------------------------------------------------
 Washington -- 3.9%
  2,600,000    AA-    King County, WA GO, School District No. 412
                       Shoreline, 4.750% due 6/1/15...............     2,245,750
--------------------------------------------------------------------------------
 Wisconsin -- 5.2%
  2,000,000    A1*    Sun Prairie Wisconsin Area School District
                       GO, FGIC-Insured, 5.625% due 4/1/16........     1,965,000
  1,000,000    AA-    Wisconsin State Petroleum Inspection Fee
                       Revenue, Series A, 6.000% due 7/1/12.......     1,024,650
--------------------------------------------------------------------------------
                                                                       2,989,650
--------------------------------------------------------------------------------
 Wyoming -- 0.9%
    500,000    AA+    Uinta County, WY PCR, Amoco Project, VRDN,
                       3.750% due 7/1/26..........................       500,000
--------------------------------------------------------------------------------
                      TOTAL INVESTMENTS -- 100% (Cost --
                        $62,182,875**)............................   $57,282,231
--------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc.
(b) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
** Aggregate cost for Federal income tax purposes is substantially the same.

See page 68 for definition of ratings and certain security descriptions.

                                  [PIE CHART]

Classification of Investments

Iowa   New York   Wisconsin   Florida   Minnesota   Georgia   Texas
----   --------   ---------   -------   ---------   -------   -----
 4.6%       9.5%        5.2%     15.8%        6.3%      4.9%   14.8%

Other States   New Jersey   California   Massachusetts
------------   ----------   ----------   -------------
        16.5%         5.1%         8.2%            9.1%

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                          Mortgage Backed Investments

    FACE
   AMOUNT                          SECURITY                          VALUE

------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES -- 99.5%
------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corporation (FHLMC) -- 48.0%
 $    27,205 FHLMC, 11.000% due 4/1/00 - 10/1/00................  $     28,585
     202,958 FHLMC, 10.000% due 4/1/09 - 10/1/09................       217,545
      83,768 FHLMC, 10.250% due 11/1/03 - 2/1/10................        90,261
     434,977 FHLMC, 9.000% due 12/1/04 - 7/1/11.................       450,257
      68,942 FHLMC, 11.500% due 10/1/15.........................        76,504
      33,841 FHLMC, 7.500% due 6/1/16...........................        33,566
     506,394 FHLMC, 9.500% due 10/1/08 - 8/1/16.................       531,238
     876,275 FHLMC, 8.000% due 8/1/08 - 5/1/17..................       887,500
   1,905,863 FHLMC, 8.500% due 12/1/06 - 7/1/17.................     1,972,568
      76,323 FHLMC Gold, 9.500% due 4/1/10......................        79,759
     532,703 FHLMC Gold, 8.500% due 9/1/08 - 2/1/18.............       545,520
   6,443,929 FHLMC Gold, 7.500% due 12/1/12 - 5/1/25............     6,329,099
   3,647,894 FHLMC Gold, 8.000% due 5/1/06 - 12/1/26............     3,663,867
  10,333,834 FHLMC Gold, 6.000% due 10/1/27 - 1/1/29............     9,377,955
  15,855,646 FHLMC Gold, 6.500% due 2/1/11 - 5/1/29.............    14,915,029
  12,276,013 FHLMC Gold, 7.000% due 5/1/12 - 7/1/29.............    11,845,489
------------------------------------------------------------------------------
                                                                    51,044,742
------------------------------------------------------------------------------
 Federal National Mortgage Association (FNMA) -- 23.0%
   1,899,301 FNMA, 5.500% due 11/1/08...........................     1,741,412
     127,475 FNMA, 10.750% due 10/1/12..........................       138,988
      17,294 FNMA, 12.500% due 6/1/15...........................        19,635
     645,032 FNMA, 8.500% due 6/1/06 - 6/1/17...................       660,516
   1,047,889 FNMA, 9.000% due 8/1/02 - 3/1/18...................     1,085,948
       5,813 FNMA, 10.000% due 1/1/21...........................         6,213
     279,120 FNMA, 9.500% due 4/1/01 - 11/1/21..................       291,814
   1,986,151 FNMA, 8.000% due 9/1/02 - 12/1/22..................     1,990,565
   3,401,911 FNMA, 7.500% due 12/1/06 - 9/1/23..................     3,343,124
   2,412,086 FNMA, 7.000% due 1/1/24............................     2,313,336
   4,787,574 FNMA, 6.500% due 3/1/09 - 5/1/28...................     4,512,151
   9,053,558 FNMA, 6.000% due 9/1/08 - 9/1/28...................     8,368,129
------------------------------------------------------------------------------
                                                                    24,471,831
------------------------------------------------------------------------------
 Government National Mortgage Association (GNMA) -- 28.5%
      87,461 GNMA I, 11.000% due 7/15/10 - 9/15/10..............        96,207
      87,063 GNMA I, 9.000% due 10/15/16........................        90,491
     179,340 GNMA I, 9.500% due 12/15/16 - 8/15/19..............       188,868
   2,683,394 GNMA I, 8.000% due 1/15/14 -  8/15/23..............     2,693,457
     590,620 GNMA I, 8.500% due 5/15/17 - 7/15/27...............       604,648
   2,490,623 GNMA I, 7.500% due 9/15/27.........................     2,445,469
   8,687,414 GNMA I, 7.000% due 4/15/23 - 3/15/28...............     8,329,058
   9,964,194 GNMA I, 6.000% due 1/15/29 - 6/15/29...............     8,995,775
     707,139 GNMA II, 7.000% due 11/20/16.......................       674,872
     794,944 GNMA II, 8.500% due 6/20/16 - 1/20/17..............       805,875
     427,011 GNMA II, 9.000% due 4/20/17 - 11/20/21.............       439,020
   5,321,421 GNMA II, 6.500% due 12/20/23 - 5/20/24.............     4,937,268
------------------------------------------------------------------------------
                                                                    30,301,008
------------------------------------------------------------------------------
             TOTAL MORTGAGE-BACKED SECURITIES (Cost --
               $110,067,904)....................................   105,817,581
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                          Mortgage Backed Investments

    FACE
   AMOUNT                           SECURITY                           VALUE

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 0.5%
 $   488,000 J.P. Morgan Securities Inc., 5.760% due 3/1/00;
              Proceeds at maturity -- $488,078; (Fully
              collateralized by U.S. Treasury Notes & Bonds,
              4.750% to 12.750% due 5/25/00 to 8/15/28; Market
              value -- $497,761) (Cost -- $488,000)...............  $    488,000
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost -- $110,555,904*)....  $106,305,581
--------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.

                                  [PIE CHART]

Classification of Investments

FNMA   FHLMC   GNMA   Repurchase Agreement
----   -----   ----   --------------------
23.0%   48.0%  28.5%                   0.5%

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                             High Yield Investments

    FACE
   AMOUNT   RATING(a)                   SECURITY                       VALUE

-------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES -- 97.9%
-------------------------------------------------------------------------------
 Air Transportation -- 0.4%
 $  500,000   D       Canadian Airlines Corp., Sr. Notes, 10.000%
                      due 5/1/05.................................   $   400,000
-------------------------------------------------------------------------------
 Apparel -- 1.6%
  1,500,000   B-      HCI Direct Inc., Sr. Sub. Notes, 13.750%
                      due 8/1/02.................................     1,567,500
-------------------------------------------------------------------------------
 Automotive -- 2.6%
                      Safelite Glass Corp., Sr. Sub. Notes:
  1,150,000   CC      Class B, 9.875% due 12/15/06...............        69,000
    770,000   CC      Class D, 9.875% due 12/15/06...............        46,200
                      Special Devices Inc., Sr. Sub. Notes:
    250,000   B-      11.375% due 12/15/08.......................       172,500
  1,750,000   NR      11.375% due 12/15/08+......................     1,207,500
  1,000,000   B+      Tenneco Automotive Inc., Sr. Sub. Notes,
                      11.625% due 10/15/09+......................     1,018,800
-------------------------------------------------------------------------------
                                                                      2,514,000
-------------------------------------------------------------------------------
 Chemicals -- 5.1%
  2,000,000   CCC+    Aqua Chemical Inc., Sr. Sub. Notes, 11.250%
                      due 7/1/08.................................     1,140,000
  1,500,000   NR      General Chemical Industrial Products, Sr.
                      Notes, 10.625% due 5/1/09+.................     1,451,300
  1,000,000   BB      Lyondell Chemical Co., Secured Notes,
                      9.625% due 5/1/07+.........................       967,500
  1,500,000   B-      Philipp Brothers Chemicals, Inc., Company
                      Guaranteed, 9.875% due 6/1/08..............     1,350,000
-------------------------------------------------------------------------------
                                                                      4,908,800
-------------------------------------------------------------------------------
 Communications - Cable -- 2.1%
  2,000,000   B       United Pan-Europe, Sr. Notes, 10.875% due
                      8/1/09+....................................     2,020,000
-------------------------------------------------------------------------------
 Communications - Fixed -- 13.2%
  1,000,000   B       Filtronic PLC, Sr. Notes, 10.000% due
                      12/1/05....................................       972,500
  2,000,000   BB      Global Crossing Holdings Ltd., Sr. Notes,
                      9.125% due 11/15/06........................     1,940,000
  2,250,000   B-      ICG Services, Sr. Discount Notes, 9.875%
                      due 5/1/08.................................     1,203,800
  1,000,000   B       IPC Information, Sr. Discount Notes,
                      10.875% due 5/1/08.........................       895,000
  1,500,000   B-      KMC Telecom Holdings Inc., Sr. Notes,
                      13.500% due 5/15/09+.......................     1,515,000
                      Level 3 Communications, Sr. Notes:
  1,000,000   B       11.000% due 3/15/08+.......................     1,005,000
  1,000,000   B       12.875% due 3/15/10+.......................       536,300
  1,500,000   B+      Metromedia Fiber Network, Sr. Notes,
                      10.000% due 12/15/09.......................     1,488,800
  1,000,000   NR      Northeast Optic Network, Sr. Notes, 12.750%
                      due 8/15/08................................     1,062,500
  2,000,000   B+      Orion Network Systems Inc., Sr. Notes,
                      11.250% due 1/15/07........................     1,580,000
    500,000   B-      PSINet Inc., Sr. Notes, 11.000% due
                      8/1/09.....................................       501,300
-------------------------------------------------------------------------------
                                                                     12,700,200
-------------------------------------------------------------------------------
 Communications - Mobile -- 3.4%
  1,000,000   NR      AMSC Acquisition Co., Inc., Company
                      Guranteed, 12.250% due 4/1/08..............       885,000
  1,000,000   B       Nextel Communications, Sr. Notes, 9.375%
                      due 11/15/09...............................       968,800
  2,000,000   CCC+    Orbital Imaging Corp., Sr. Notes, 11.625%
                      due 3/1/05+................................     1,360,000
-------------------------------------------------------------------------------
                                                                      3,213,800
-------------------------------------------------------------------------------
 Consumer Staples -- 7.4%
  1,000,000   B+      Evenflo Co., Sr. Notes, 11.750% due
                      8/15/06....................................       983,800
  2,500,000   B-      Generac Portable Products Inc., Sr. Sub.
                      Notes, 11.250% due 7/1/06+.................     2,481,300
  2,000,000   CCC+    Hedstrom Corp., Company Guaranteed, 10.000%
                      due 6/1/07.................................       190,000
  1,500,000   B-      Moll Industries, Sr. Sub. Notes, 10.500%
                      due 7/1/08.................................       607,500
  2,000,000   B-      Outsourcing Services Group, Company
                      Guaranteed, 10.875% due 3/1/06.............     1,757,500
  2,000,000   CCC+    Revlon Consumer Products Corp., Sr. Sub.
                      Notes, 8.625% due 2/1/08...................       820,000
    500,000   CCC+    Syratech Corp., Sr. Notes, 11.000% due
                      4/15/07....................................       300,000
-------------------------------------------------------------------------------
                                                                      7,140,100
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                             High Yield Investments

    FACE
   AMOUNT   RATING(a)                   SECURITY                       VALUE

-------------------------------------------------------------------------------
 Electronics -- 6.9%
 $1,500,000   B+      Details Holdings Corp., Sr. Notes, 12.500%
                      due 11/15/07...............................   $   975,000
  1,500,000   B       Elgar Holdings Inc., Company Guaranteed,
                      9.875% due 2/1/08..........................       930,000
  1,000,000   CCC+    Pacific Aerospace & Electric, Inc., Company
                      Guaranteed, 11.250% due 8/1/05.............       550,000
  2,000,000   B       SCG Holdings & Semiconductor Co., Sr. Sub.      2,180,000
                      Notes, 12.000% due 8/1/09+.................
  2,500,000   B-      Viasystems Inc., Sr. Sub. Notes, 9.750% due
                      6/1/07.....................................     2,025,000
-------------------------------------------------------------------------------
                                                                      6,660,000
-------------------------------------------------------------------------------
 Energy -- 11.5%
  2,805,000   CCC-    Belden & Blake Corp., Company Guaranteed,
                      9.875% due 6/15/07.........................     1,402,500
  1,500,000   B       Crown Central Petroleum, Sr. Notes, 10.375%
                      due 2/1/05.................................     1,065,000
  1,500,000   BB      EOTT Energy Partners L.P., Company
                      Guaranteed, 11.000% due 10/1/09............     1,537,500
  2,000,000   B-      Key Energy Services Inc., 14.000% due
                      1/15/09#...................................     2,195,000
  2,000,000   NR      Michael Petroleum Corp., Sr. Sub. Notes,
                      11.500% due 4/1/05.........................       900,000
  2,000,000   BB      Port Arthur Finance Corp., Secured Notes,
                      12.500% due 1/15/09+.......................     1,900,000
  1,000,000   CCC+    Queen Sand Resources Inc., Company
                      Guaranteed, 12.500% due 7/1/08.............       480,000
  1,500,000   BB-     Western Gas Resources, Sr. Sub. Notes,
                      10.000% due 6/15/09+.......................     1,533,800
-------------------------------------------------------------------------------
                                                                     11,013,800
-------------------------------------------------------------------------------
 Entertainment -- 3.3%
  2,000,000   NR      Marvel Enterprises Inc., Company
                      Guaranteed, 12.000% due 6/15/09............     1,760,000
  1,000,000   BB+     Park Place Entertainment, Sr. Sub. Notes,
                      9.375% due 2/15/07+........................       992,500
    500,000   B       Vail Resorts Inc., Company Guaranteed,
                      8.750% due 5/15/09.........................       452,500
-------------------------------------------------------------------------------
                                                                      3,205,000
-------------------------------------------------------------------------------
 Financial -- 3.9%
  1,500,000   B       Lodgian Financing Corp., Sr. Sub. Notes,
                      12.250% due 7/15/09+.......................     1,417,500
  1,500,000   BB+     Sovereign Bancorp., Sr. Sub. Notes, 10.500%
                      due 11/15/06+..............................     1,511,300
  1,000,000   B+      Willis Corron Corp., Sr. Sub. Notes, 9.000%
                      due 2/1/09+................................       800,000
-------------------------------------------------------------------------------
                                                                      3,728,800
-------------------------------------------------------------------------------
 Food -- 5.3%
  1,000,000   CCC+    Pueblo Xtra International, Sr. Notes,
                      9.500% due 8/1/03..........................       450,000
  1,000,000   CCC+    RAB Enterprises Inc., Company Guaranteed,
                      10.500% due 5/1/05.........................       700,000
  1,500,000   CCC     Richmont Marketing Special, Company
                      Guaranteed, 10.125% due 12/15/07...........       855,000
  2,000,000   NR      Specialty Foods Corp., Sr. Notes, 11.125%
                      due 10/1/02................................     2,000,000
  1,500,000   B       Vlasic Foods Inc., 10.250% due 7/1/09+.....     1,050,000
-------------------------------------------------------------------------------
                                                                      5,055,000
-------------------------------------------------------------------------------
 Healthcare -- 1.8%
  1,000,000   B-      Concentra Operating Corp., Sr. Sub. Notes,
                      13.000% due 8/15/09+.......................       850,000
  1,000,000   B-      Packard Bioscience Co., Sr. Sub. Notes,
                      9.375% due 3/1/07..........................       860,000
-------------------------------------------------------------------------------
                                                                      1,710,000
-------------------------------------------------------------------------------
 Industrial -- 8.1%
  2,004,000   B-      Amtrol Inc., Sr. Sub. Notes, 10.625% due
                      12/31/06...................................     1,913,820
  2,500,000   B-      Anchor Lamina Inc., Sr. Sub. Notes, 9.875%
                      due 2/1/08.................................     1,875,000
  1,500,000   CCC+    Derby Cycle Corp., Sr. Notes, 10.000% due
                      5/15/08....................................       765,000
  2,000,000   B       Hexcel Corp., Sr. Sub. Notes, 9.750% due
                      1/15/09....................................     1,710,000
  1,500,000   B+      High Voltage Engineering, Sr. Notes,
                      10.500% due 8/15/04........................     1,233,800
  2,000,000   B-      Phase Metrics Inc., Company Guaranteed,
                      10.750% due 2/1/05.........................       300,000
-------------------------------------------------------------------------------
                                                                      7,797,620
-------------------------------------------------------------------------------
 Media -- 3.3%
  2,000,000   B-      Dialog Corp., Sr. Sub. Notes, 11.000% due
                      11/15/07...................................     1,100,000
  2,000,000   B       Jones International Networks Ltd., Company
                      Guaranteed, 11.750% due 7/1/05.............     2,022,500
-------------------------------------------------------------------------------
                                                                      3,122,500
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                             High Yield Investments

    FACE
   AMOUNT   RATING(a)                   SECURITY                       VALUE

-------------------------------------------------------------------------------
 Metals & Mining -- 4.0%
 $1,000,000   B-      Continental Global Group, Sr. Notes,
                      11.000% due 4/1/07.........................   $   495,000
    500,000   B-      Great Lakes Carbon Corp., Company
                      Guaranteed, 10.250% due 5/15/08............       468,800
                      Metal Management Inc., Company Guaranteed:
  1,000,000   B-      12.750% due 6/15/04+.......................       945,000
  1,000,000   CCC+    10.000% due 5/15/08........................       760,000
  3,000,000   B       Republic Tech/RTI Capital, 13.750% due
                      7/15/09#...................................     1,140,000
-------------------------------------------------------------------------------
                                                                      3,808,800
-------------------------------------------------------------------------------
 Paper -- 2.5%
    800,000   B-      Fonda Group, Inc., Sr. Sub. Notes, 9.500%
                      due 3/1/07.................................       662,000
  2,000,000   B-      Russell-Stanley Holdings Inc., Sr. Sub.
                      Notes, 10.875% due 2/15/09+................     1,770,000
-------------------------------------------------------------------------------
                                                                      2,432,000
-------------------------------------------------------------------------------
 Real Estate -- 0.1%
  1,500,000   D       Reliant Building Product, Inc., Sr. Sub.
                      Notes, 10.875% due 5/1/04..................        60,000
-------------------------------------------------------------------------------
 Retail -- 3.6%
  2,000,000   CCC+    AAI.Fostergrant Inc., Company Guaranteed,
                      10.750% due 7/15/06........................       640,000
  1,500,000   B-      Frank's Nursery & Crafts, Sr. Sub. Notes,
                      10.250% due 3/1/08.........................       607,500
  1,000,000   B       Group 1 Automotive Inc., Company
                      Guaranteed, 10.875% due 3/1/09.............       960,000
  1,250,000   NR      O'Sullivan Furniture, 13.375% due
                      10/15/09...................................     1,246,877
-------------------------------------------------------------------------------
                                                                      3,454,377
-------------------------------------------------------------------------------
 Services -- 3.1%
  1,000,000   B       Buhrmann U.S. Inc., Sr. Sub. Notes, 12.250%
                      due 11/1/09................................     1,042,500
  1,000,000   B-      Pentacon Inc., Company Guaranteed, 12.250%
                      due 4/1/09.................................       897,500
  1,000,000   B       Worldwide Flight Service, Sr. Notes,
                      12.250% due 8/15/07+.......................       982,500
-------------------------------------------------------------------------------
                                                                      2,922,500
-------------------------------------------------------------------------------
 Technology -- 1.0%
  1,000,000   B-      Verio Inc., Sr. Notes, 10.625% due
                      11/15/09...................................     1,000,000
-------------------------------------------------------------------------------
 Utility -- 3.7%
  1,500,000   BB      Azurix Corp., Notes, 10.375% due 2/15/07+..     1,507,500
  2,000,000   BBB-    PSE&G Energy Holdings Inc., Sr. Notes,
                      10.000% due 10/1/09+.......................     2,085,000
-------------------------------------------------------------------------------
                                                                      3,592,500
-------------------------------------------------------------------------------
                      TOTAL CORPORATE BONDS & NOTES (Cost --
                       $114,552,419).............................    94,027,297
-------------------------------------------------------------------------------
   SHARES                               SECURITY                       VALUE

-------------------------------------------------------------------------------
 PREFERRED STOCK -- 0.5%
      1,179           HH Acquisition Corp., 13.500% (Cost --
                       $1,065,743)...............................       471,600
-------------------------------------------------------------------------------
 WARRANTS++ -- 0.3%
      2,000           American Mobile Satellite Corp., Expire
                      4/1/08.....................................       180,000
      2,000           Key Energy Services Inc., Expire 1/15/09...       120,000
      1,000           Worldwide Flight Service, Expire 8/15/07...        10,000
-------------------------------------------------------------------------------
                      TOTAL WARRANTS (Cost -- $12,893)...........       310,000
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                             High Yield Investments

    FACE
   AMOUNT                            SECURITY                          VALUE
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.3%
 $1,206,000     Morgan Stanley Dean Witter & Co., 5.750% due
                  3/1/00; Proceeds at maturity -- $1,206,193;
                  (Fully collateralized by U.S. Treasury Notes &
                  Bonds, 5.375% to 8.750% due 4/30/02 to 8/15/27;
                  Market value -- $1,111,531) (Cost --
                   $1,206,000)....................................  $  1,206,000
--------------------------------------------------------------------------------
                TOTAL INVESTMENTS -- 100% (Cost --
                 $116,837,055**)..................................  $ 96,014,897
--------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc.
 # Security has been issued with attached warrants.
 + Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
 ++Non-income producing securities.
** Aggregate cost for Federal income tax purposes is substantially the same.

 See page 68 for definition of ratings.

                                  [PIE CHART]

Classification of Investments

Repurchase Agreement   Warrants & Preferred Stock   Corporate Bonds & Notes
--------------------   --------------------------   -----------------------
                 1.3%                         0.8%                     97.9%
                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                     Multi-Sector Fixed Income Investments

    FACE
   AMOUNT                          SECURITY                           VALUE

------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 47.3%
            U.S. Treasury Notes:
 $4,850,000 5.500% due 8/31/01...................................  $ 4,782,488
  2,825,000 6.625% due 4/30/02...................................    2,828,870
    175,000 7.875% due 11/15/04..................................      183,442
  2,525,000 6.250% due 2/15/07...................................    2,467,986
  1,375,000 6.000% due 8/15/09...................................    1,323,176
    650,000 6.500% due 2/15/10...................................      654,232
  1,961,000 8.000% due 11/15/21..................................    2,318,294
    240,000 6.250% due 5/15/30...................................      243,578
------------------------------------------------------------------------------
            TOTAL U.S. TREASURY OBLIGATIONS (Cost --
             $14,828,306)........................................   14,802,066
------------------------------------------------------------------------------

    FACE
   AMOUNT   RATING(a)                   SECURITY                       VALUE

-------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES -- 24.1%
-------------------------------------------------------------------------------
 Auto Manufacturers -- 0.7%
                      DaimlerChrysler NA Holding, Company
                      Guaranteed, Notes:
    150,000   A+      6.900% due 9/1/04..........................       147,375
     75,000   A+      7.400% due 1/20/05.........................        74,906
-------------------------------------------------------------------------------
                                                                        222,281
-------------------------------------------------------------------------------
 Auto Parts & Equipment -- 0.8%
                      TRW Inc., Notes:
    150,000   BBB     6.500% due 6/1/02+.........................       146,625
    100,000   BBB     6.625% due 6/1/04+.........................        95,750
-------------------------------------------------------------------------------
                                                                        242,375
-------------------------------------------------------------------------------
 Banks -- 2.4%
     20,000   BBB+    Bank Of Tokyo-Mitsubishi, Sub. Notes,
                      8.400% due 4/15/10.........................        20,225
    125,000   BBB+    BB&T Corp., Sub. Notes, 6.375% due
                      6/30/05....................................       116,875
                      First Union Corp., Sub. Notes:
     50,000   A       6.950% due 11/1/04.........................        48,688
     50,000   A-      6.875% due 9/15/05.........................        48,062
    100,000   A-      7.500% due 7/15/06.........................        98,750
                      US Bancorp, Sr. Notes:
    150,000   A       6.000% due 5/15/04.........................       141,938
     75,000   A       6.875% due 12/1/04.........................        73,031
    200,000   A+      Wells Fargo & Co., Notes, 6.625% due
                      7/15/04....................................       193,500
-------------------------------------------------------------------------------
                                                                        741,069
-------------------------------------------------------------------------------
 Beverages -- 0.7%
    225,000   A+      Diageo Capital PLC, Company Guaranteed,
                      6.125% due 8/15/05.........................       212,063
-------------------------------------------------------------------------------
 Chemicals -- 0.3%
    100,000   A       Great Lakes Chemical, Notes, 7.000% due
                      7/15/09....................................        95,125
-------------------------------------------------------------------------------
 Diversified Financial Services -- 3.8%
    150,000   BBB     Amvescap PLC, Company Guaranteed, 6.600%
                      due 5/15/05................................       134,625
    200,000   A+      Ford Motor Credit Co., Notes, 6.700% due
                      7/16/04....................................       194,000
                      General Electric Capital Corp., Notes:
    150,000   AAA     6.267% due 7/23/03.........................       145,875
     75,000   AAA     7.250% due 2/1/05..........................        74,813
    225,000   A       Lehman Brothers Holdings, Notes, 7.000% due
                      5/15/03....................................       219,937
    225,000   AA-     Merrill Lynch & Co., Bonds, 6.000% due
                      2/12/03....................................       216,844
    200,000   A+      Morgan Stanley Dean Witter & Co., Sr.
                      Unsubordinated Notes, 7.125% due 1/15/03...       198,750
-------------------------------------------------------------------------------
                                                                      1,184,844
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                     Multi-Sector Fixed Income Investments

    FACE
   AMOUNT   RATING(a)                   SECURITY                      VALUE

------------------------------------------------------------------------------
 Electric -- 0.8%
 $  225,000   BBB-    PSE&G Energy Holdings, Sr. Notes, 10.000%
                      due 10/1/09+...............................  $   234,562
------------------------------------------------------------------------------
 Entertainment -- 0.5%
    150,000   BB+     Park Place Entertainment Corp., Sr. Sub.
                      Notes, 9.375% due 2/15/07+.................      148,875
------------------------------------------------------------------------------
 Food -- 0.7%
                      Safeway Inc., Notes:
    125,000   BBB     6.050% due 11/15/03........................      119,219
    100,000   BBB     7.250% due 9/15/04.........................       98,625
------------------------------------------------------------------------------
                                                                       217,844
------------------------------------------------------------------------------
 Forest Products & Paper -- 0.4%
    125,000   BBB     Fort James Corp., Sr. Notes, 6.875% due
                      9/15/07....................................      118,125
------------------------------------------------------------------------------
 Gas -- 0.3%
    100,000   A       Keyspan Gas East Corp., Unsubordinated
                      Notes, 7.875% due 2/1/10...................      101,000
------------------------------------------------------------------------------
 Insurance -- 0.9%
    200,000   A-      Florida Windstorm Under Associates, Bonds,
                      6.700% due 8/25/04+........................      192,250
    100,000   AA-     Marsh & McLennan Cos. Inc., Sr. Notes,
                      6.625% due 6/15/04.........................       96,500
------------------------------------------------------------------------------
                                                                       288,750
------------------------------------------------------------------------------
 Iron/Steel -- 0.8%
    250,000   BB      AK Steel Corp., Sr. Notes, 9.125% due
                      12/15/06...................................      246,250
------------------------------------------------------------------------------
 Leisure Time -- 0.4%
    125,000   BBB     Royal Caribbean Cruises Ltd., Sr. Notes,
                      8.125% due 7/28/04.........................      125,625
------------------------------------------------------------------------------
 Media -- 2.5%
    225,000   BBB     Comcast Cable Communication, Notes, 6.200%
                      due 11/15/08...............................      201,656
    100,000   BBB+    Cox Communications Inc., Notes, 6.690% due
                      9/20/04....................................       96,375
                      TCI Communications Inc., Sr. Notes:
    150,000   AA-     6.375% due 5/1/03..........................      145,688
     50,000   AA-     8.650% due 9/15/04.........................       52,187
     50,000   A       Times Mirror Co., Notes, 7.450% due
                      10/15/09...................................       49,250
    225,000   A       The Walt Disney Co., Notes, 7.300% due
                      2/8/05.....................................      223,594
------------------------------------------------------------------------------
                                                                       768,750
------------------------------------------------------------------------------
 Oil & Gas Producers -- 0.8%
    250,000   BB      EOTT Energy Partners L.P., Company
                      Guaranteed, 11.000% due 10/1/09............      256,250
------------------------------------------------------------------------------
 Real Estate -- 0.3%
    100,000   BBB+    Eop Operating LLP, Sr. Notes, 6.375% due
                      2/15/03....................................       95,750
------------------------------------------------------------------------------
 Real Estate Investment Trusts -- 0.5%
    100,000   BBB+    Simon Property Group Inc., Notes, 6.750%
                      due 2/9/04.................................       93,750
     75,000   BBB+    Wellsford Residential Property Trust, Sr.
                      Notes, 9.375% due 2/1/02...................       76,969
------------------------------------------------------------------------------
                                                                       170,719
------------------------------------------------------------------------------
 Retail -- 0.9%
    100,000   A       CVS Corp., Notes, 5.500% due 2/15/04.......       94,125
    200,000   AA      Wal-Mart Stores, Inc., Sr. Notes, 6.550%
                      due 8/10/04................................      194,500
------------------------------------------------------------------------------
                                                                       288,625
------------------------------------------------------------------------------
 Software -- 1.6%
    250,000   B-      PSINet Inc., Sr. Notes, 11.000% due
                      8/1/09.....................................      250,625
    250,000   B-      Verio Inc., Sr. Notes, 10.625% due
                      11/15/09+..................................      250,000
------------------------------------------------------------------------------
                                                                       500,625
------------------------------------------------------------------------------
 Telecommunication Equipment -- 0.8%
    250,000   B       Nextel Communications, Inc., Sr. Notes,
                      9.375% due 11/15/09........................      242,188
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                     Multi-Sector Fixed Income Investments

    FACE
   AMOUNT   RATING(a)                   SECURITY                       VALUE

-------------------------------------------------------------------------------
 Telecommunications -- 1.9%
 $  300,000   B       Level 3 Communications, Sr. Notes, 11.000%
                      due 3/15/08+...............................   $   301,500
    100,000   BBB-    PanAmSat Corp., Notes, 6.000% due 1/15/03..        93,250
    200,000   A       Vodafone AirTouch PLC, Notes, 7.625% due
                      2/15/05+...................................       200,500
-------------------------------------------------------------------------------
                                                                        595,250
-------------------------------------------------------------------------------
 Transportation -- 1.3%
    175,000   BBB     CSX Corp., Debentures, 7.250% due 5/1/04...       172,156
    100,000   BBB+    Norfolk Southern Corp., Notes, 6.950% due
                      5/1/02.....................................        99,000
    150,000   BBB+    Stagecoach Holdings PLC, Notes, 8.625% due
                      11/15/09...................................       150,562
-------------------------------------------------------------------------------
                                                                        421,718
-------------------------------------------------------------------------------
                      TOTAL CORPORATE BONDS & NOTES (Cost --
                       $7,558,352)...............................     7,518,663
-------------------------------------------------------------------------------
 FOREIGN BONDS -- 0.1%
-------------------------------------------------------------------------------
 Poland -- 0.1%
                      Republic of Poland:
     10,000   BBB     Series PDI, 6.000% due 10/27/14............         8,888
     24,000   BBB     Series PDIB, 6.000% due 10/27/14...........        21,487
-------------------------------------------------------------------------------
                      TOTAL FOREIGN BONDS (Cost -- $29,988)......        30,375
-------------------------------------------------------------------------------
 REGIONAL GOVERNMENT OBLIGATIONS -- 0.5%
    150,000   A+      Quebec Province, Debentures, 8.800% due
                      4/15/03 (Cost -- $156,645).................       155,437
-------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES -- 4.3%
    200,000           ANRC Auto Owner Trust, 6.940% due 4/17/06..       197,853
    150,000           Capital One Master Trust, 7.100% due
                      4/17/06....................................       149,354
                      Chase Commercial Mortgage Securities Corp.:
    225,000           6.600% due 12/19/07........................       202,056
    100,000           Sub. Bond, 7.370% due 5/19/07..............        92,858
    125,000           CIT Marine Trust, 6.250% due 11/15/19......       114,876
    200,000           Discover Card Master Trust I, 5.600% due
                      5/16/06....................................       189,185
    175,000           FMAC Loan Receivables Trust, 6.740% due
                      11/15/20...................................       161,662
    100,000           Morgan Stanley Capital I, 7.490% due
                      5/15/09....................................        90,953
    150,000           Residential Asset Securities Corp., 7.505%
                      due 10/25/30...............................       147,596
      4,683           SLMA Student Loan Trust, 5.849% due
                      10/25/05...................................         4,656
-------------------------------------------------------------------------------
                      TOTAL ASSET-BACKED SECURITIES (Cost --
                       $1,356,632)...............................     1,351,049
-------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES -- 19.7%
-------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corporation (FHLMC) -- 9.2%
    100,000           FHLMC, 5.750% due 6/15/01..................        98,821
    425,000           FHLMC, 5.750% due 3/15/09..................       383,031
    625,300           FHLMC Gold, 7.000% due 11/1/29.............       640,345
    993,286           FHLMC Gold, 8.500% due 11/1/29.............       953,237
    791,261           FHLMC Gold, 8.500% due 12/1/29.............       810,298
-------------------------------------------------------------------------------
                                                                      2,885,732
-------------------------------------------------------------------------------
 Federal National Mortgage Association (FNMA) -- 4.9%
  1,600,000           FNMA, 5.625% due 5/14/04...................     1,514,768
-------------------------------------------------------------------------------
 Government National Mortgage Association (GNMA) -- 5.6%
    997,834           GNMA, 6.000% due 3/15/29...................       900,854
    498,938           GNMA, 6.000% due 4/15/29...................       450,446
    425,000           GNMA, 6.500% due 5/15/29...................       392,283
-------------------------------------------------------------------------------
                                                                      1,743,583
-------------------------------------------------------------------------------
                      TOTAL MORTGAGE-BACKED SECURITIES (Cost --
                       $6,213,394)...............................     6,144,083
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                     Multi-Sector Fixed Income Investments

   FACE
  AMOUNT                             SECURITY                           VALUE
--------------------------------------------------------------------------------
 COMMERCIAL PAPER -- 1.1%
--------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corporation (FHLMC) -- 0.5%
 $150,000     FHLMC, 5.600% due 3/3/00.............................  $   149,953
--------------------------------------------------------------------------------
 Federal National Mortgage Association (FNMA) -- 0.6%
  200,000     FNMA, 5.480% due 5/11/00.............................      197,716
--------------------------------------------------------------------------------
              TOTAL COMMERCIAL PAPER (Cost -- $347,791)............      347,669
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- 2.9%
  681,000     Goldman, Sachs & Co., 5.770% due 3/1/00; Proceeds at
               maturity -- $681,109; (Fully collateralized by
               U.S. Treasury Notes & Bonds, 5.250% to 13.250% due
               5/15/01 to 5/15/21; Market value -- $735,480).......      681,000
  236,000     J.P. Morgan Securities Inc., 5.760% due 3/1/00;
               Proceeds at maturity -- $236,038; (Fully
               collateralized by U.S. Treasury Notes & Bonds,
               4.750% to 12.750% due 5/25/00 to 8/15/28; Market
               value -- $245,440)..................................      236,000
--------------------------------------------------------------------------------
              TOTAL REPURCHASE AGREEMENTS (Cost -- $917,000).......      917,000
--------------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 100% (Cost -- $31,408,108**)....  $31,266,342
--------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc.
 + Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
** Aggregate cost for Federal income tax purposes is substantially the same.

   See page 68 for definition of ratings.

                                  [PIE CHART]

Classification of Investments

Regional Government
Obligations and       Corporate Bonds   Mortgage-Backed   Repurchase
Foreign Bonds         & Notes           Securities        Agreements
-------------         -------           ----------        ----------
          0.6%           24.1%                19.7%              2.9%

Asset-Backed   U.S. Treasury   Commercial
Securities     Obligations     Paper
----------     -----------     -----
       4.3%           47.3%      1.1%

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                          Government Money Investments

     FACE                                            ANNUALIZED
    AMOUNT                  SECURITY                   YIELD         VALUE
------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- 100.0%
 $ 66,550,000 Federal Home Loan Bank mature
               3/2/00 to 5/26/00.................  5.64% to 5.95% $ 65,972,311
  155,100,000 Federal Home Loan Mortgage Corp.
               mature 3/15/00 to 5/31/00.........   5.59 to 5.89   154,345,189
   37,765,000 Federal National Mortgage
               Association mature 3/10/00 to
               6/15/00...........................   5.71 to 5.90    37,219,451
------------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 100% (Cost --
                $257,536,951*)...................                 $257,536,951
------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

 Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

 AAA      -- Bonds rated "AAA" have the highest rating assigned by Standard &
             Poor's. Capacity to pay interest and repay principal is extremely strong.
 AA       -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
 A        -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic
             conditions than bonds in higher rated categories.
 BBB      -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
 BB, B,   -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as
 CCC,        predominantly speculative with respect to the issuer's capacity to
 CC and C    pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and
             C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major risk exposures to adverse conditions.
 D        -- Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "B," where 1 is the highest and 3 the lowest rating within its generic category.

 Aaa      -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
 Aa       -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in
             "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa"
             securities.
 A        -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
 Baa      -- Bonds rated "Baa" are considered to be medium grade obligations,
             i.e., they are neither highly protected nor poorly secured.
             Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
 Ba       -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
 B        -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
 NR       -- Indicates that the bond is not rated by Standard & Poor's or
             Moody's.

 Short-Term Security Ratings (unaudited)

 VMIG 1   -- Moody's highest rating for issues having demand feature --
             variable-rate demand obligation (VRDO).
 P-1      -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
 A-1      -- Standard & Poor's highest commercial paper and VRDO rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

 Security Descriptions (unaudited)

 AMBAC  -- AMBAC Indemnity Corporation    MBIA -- Municipal Bond Investors
 FGIC   -- Financial Guaranty Insurance           Assurance Corporation
           Company                        PCR  -- Pollution Control Revenue
 GO     -- General Obligation             PSFG -- Permanent School Fund Guaranty
 ISD    -- Independent School District    VRDN -- Variable Rate Demand Note

                     (This page intentionally left blank.)

 Statements of Assets and Liabilities (unaudited)

                                        Large          Large
                                    Capitalization Capitalization    S&P 500
                                     Value Equity      Growth         Index
                                     Investments    Investments    Investments
-------------------------------------------------------------------------------
ASSETS:
 Investments, at cost.............. $1,627,746,587 $1,233,888,039  $25,392,880
 Foreign currency, at cost.........             --             --           --
-------------------------------------------------------------------------------
 Investments, at value............. $1,684,962,365 $2,626,964,723  $26,353,901
 Foreign currency, at value........             --             --           --
 Cash..............................             --          1,185          922
 Collateral for securities on loan
  (Note 12)........................    124,851,958    374,888,231           --
 Receivable for securities sold....      8,002,747     12,887,371           --
 Receivable for Fund shares sold...      3,981,426      3,448,723       99,137
 Dividends and interest
  receivable.......................      3,872,241        913,393       29,273
 Receivable from manager...........             --             --       51,291
 Receivable from broker --
   variation margin................        151,875        249,075       40,095
 Other receivables.................             --             --           --
-------------------------------------------------------------------------------
 Total Assets......................  1,825,822,612  3,019,352,701   26,574,619
-------------------------------------------------------------------------------
LIABILITIES:
 Payable for securities purchased..      4,725,089      3,419,586           --
 Payable to bank...................        776,636             --           --
 Management fees payable...........        671,880        767,914           --
 Administration fees payable.......        254,723        419,728           --
 Payable for securities on loan
  (Note 12)........................    124,851,958    374,888,231           --
 Payable for reverse repurchase
  agreement (Note 7)...............             --             --           --
 Payable for Fund shares
  purchased........................             --             --           --
 Dividends payable.................             --             --           --
 Payable to broker -- variation
  margin...........................             --             --           --
 Accrued expenses..................        258,249         39,954       19,174
-------------------------------------------------------------------------------
 Total Liabilities.................    131,538,535    379,535,413       19,174
-------------------------------------------------------------------------------
Total Net Assets................... $1,694,284,077 $2,639,817,288  $26,555,445
-------------------------------------------------------------------------------
NET ASSETS:
 Par value of shares of beneficial
  interest......................... $      160,561 $       96,891  $     3,130
 Capital paid in excess of par
  value............................  1,557,921,044    985,284,794   25,426,151
 Undistributed (overdistributed)
  net investment income............      2,221,988     (1,055,947)     (10,636)
 Accumulated net realized gain
  (loss) on security transactions,
  foreign currencies and futures
  contracts........................     76,874,436    263,231,016      233,629
 Net unrealized appreciation
  (depreciation) of investments,
  foreign currencies
  and futures contracts............     57,106,048  1,392,260,534      903,171
-------------------------------------------------------------------------------
Total Net Assets................... $1,694,284,077 $2,639,817,288  $26,555,445
-------------------------------------------------------------------------------
Shares Outstanding.................    160,561,136     96,891,398    3,130,098
-------------------------------------------------------------------------------
Net Asset Value....................         $10.55         $27.25        $8.48
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                                              February 29, 2000

Intermediate   Long-Term    Municipal     Mortgage                  Multi-Sector   Government
Fixed Income     Bond         Bond         Backed      High Yield   Fixed Income     Money
Investments   Investments  Investments  Investments   Investments   Investments   Investments
-----------------------------------------------------------------------------------------------
$672,899,732  $96,340,012  $62,182,875  $110,555,904  $116,837,055  $31,408,108   $257,536,951
          --           --           --            --        27,379           --             --
-----------------------------------------------------------------------------------------------
$660,377,297  $93,633,174  $57,282,231  $106,305,581  $ 96,014,897  $31,266,342   $257,536,951
          --           --           --            --        41,467           --             --
          --           96           --           794            --        1,916         39,362
          --           --           --            --            --           --             --
     615,356      883,266           --            --            --           --             --
   1,872,381       77,776       75,461       235,728       402,425           --      4,505,360
  10,336,827    1,081,142      735,600       763,317     3,054,974      545,663          9,764
          --           --           --            --            --       13,723        157,388
          --      142,640           --            --            --        2,375             --
          --           --           --            --            --           --         44,697
-----------------------------------------------------------------------------------------------
 673,201,861   95,818,094   58,093,292   107,305,420    99,513,763   31,830,019    262,293,522
-----------------------------------------------------------------------------------------------
   6,476,400   10,002,069    1,024,650            --            --      149,354             --
     245,595           --       34,650            --        17,829           --             --
     207,282       27,537        7,405       213,992        74,427           --         25,741
     102,934       13,769       67,740        89,371         8,855           --             --
          --           --           --            --            --           --             --
  17,661,000           --           --            --            --           --             --
          --           --           --            --       201,204           --             --
          --           --           --            --            --           --        608,406
       6,750           --           --            --            --           --             --
     125,247       34,592      168,935        15,019       118,312       22,323        258,140
-----------------------------------------------------------------------------------------------
  24,825,208   10,077,967    1,303,380       318,382       420,627      171,677        892,287
-----------------------------------------------------------------------------------------------
$648,376,653  $85,740,127  $56,789,912  $106,987,038  $ 99,093,136  $31,658,342   $261,401,235
-----------------------------------------------------------------------------------------------
$     83,961  $    11,369  $     7,143  $     13,996  $     15,659  $     3,970   $    261,370
 684,370,777   91,317,684   63,014,189   112,399,796   127,310,750   31,645,245    261,108,491
     379,573      (95,173)      33,392       183,248       (35,875)     274,484         66,724
 (24,056,605)  (2,965,171)  (1,364,168)   (1,359,679)   (7,389,328)    (129,309)       (35,350)
 (12,401,053)  (2,528,582)  (4,900,644)   (4,250,323)  (20,808,070)    (136,048)            --
-----------------------------------------------------------------------------------------------
$648,376,653  $85,740,127  $56,789,912  $106,987,038  $ 99,093,136  $31,658,342   $261,401,235
-----------------------------------------------------------------------------------------------
  83,961,423   11,368,691    7,143,228    13,995,556    15,658,609    3,969,839    261,369,861
-----------------------------------------------------------------------------------------------
       $7.72        $7.54        $7.95         $7.64         $6.33        $7.97          $1.00
-----------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Statements of Operations (unaudited)

                                        Large           Large
                                    Capitalization  Capitalization    S&P 500
                                     Value Equity       Growth         Index
                                     Investments     Investments    Investments
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest.........................  $  18,671,274   $    1,000,969  $   56,426
 Dividends........................        782,922        6,057,844     112,467
 Less: Interest expense...........        (26,404)          (1,781)       (140)
-------------------------------------------------------------------------------
 Total Investment Income..........     19,427,792        7,057,032     168,753
-------------------------------------------------------------------------------
EXPENSES:
 Management fees (Note 2).........      4,527,511        4,541,735       2,117
 Administration fees (Note 2).....      1,735,730        2,441,881      10,587
 Shareholder and system servicing
  fees............................        639,246          852,296       5,881
 Registration fees................         68,806           64,863      11,310
 Custody..........................         66,068           99,834      20,357
 Shareholder communications.......         64,821           49,863      14,929
 Trustees' fees...................         17,450           16,455         905
 Audit and legal..................         15,921           17,454      15,834
 Pricing service fees.............             --               --          --
 Other............................         18,914            2,493         905
-------------------------------------------------------------------------------
 Total Expenses...................      7,154,467        8,086,874      82,825
 Less: Management and
    administration fee waiver and
    expense reimbursement (Note 2)..           --               --     (53,741)
-------------------------------------------------------------------------------
 Net Expenses.....................      7,154,467        8,086,874      29,084
-------------------------------------------------------------------------------
Net Investment Income (Loss)......     12,273,325       (1,029,842)    139,669
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FOREIGN
CURRENCIES AND FUTURES CONTRACTS
(NOTES 4 AND 5):
 Realized Gain (Loss) From:
 Security transactions (excluding
  short-term securities)..........     99,592,373      333,843,697     203,179
 Foreign currency transactions....             --               --          --
 Futures contracts................      2,362,261        2,023,673      30,450
-------------------------------------------------------------------------------
 Net Realized Gain (Loss).........    101,954,634      335,867,370     233,629
-------------------------------------------------------------------------------
 Change in Net Unrealized
 Appreciation (Depreciation) of
 Investments, Foreign Currencies
 and Futures Contracts:
 Beginning of period..............    318,635,342    1,187,257,933          --
 End of period....................     57,106,048    1,392,260,534     903,171
-------------------------------------------------------------------------------
 Change in Net Unrealized
  Appreciation (Depreciation).....   (261,529,294)     205,002,601     903,171
-------------------------------------------------------------------------------
Net Gain (Loss) on Investments,
 Foreign Currencies and Futures
 Contracts........................   (159,574,660)     540,869,971   1,136,800
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
 From Operations..................  $(147,301,335)  $  539,840,129  $1,276,469
-------------------------------------------------------------------------------

 *Represents net realized gains from the sale of short-term securities for Government Money Investments.

                       See Notes to Financial Statements.

                                     For the Six Months Ended February 29, 2000


Intermediate    Long-Term    Municipal    Mortgage                  Multi-Sector Government
Fixed Income      Bond         Bond        Backed      High Yield   Fixed Income    Money
Investments    Investments  Investments  Investments  Investments   Investments  Investments
---------------------------------------------------------------------------------------------
$ 21,310,889   $ 3,463,664  $ 1,539,794  $ 4,101,507  $  7,039,898   $ 701,129   $7,867,735
          --            --           --           --        35,990          --           --
    (103,099)           --           --      (49,203)           --          --           --
---------------------------------------------------------------------------------------------
  21,207,790     3,463,664    1,539,794    4,052,304     7,075,888     701,129    7,867,735
---------------------------------------------------------------------------------------------
   1,321,547       194,837      117,165      291,356       393,039      41,463      212,492
     645,549        97,418       58,583      116,543       112,297      21,498      284,017
     253,803        98,078       17,102      109,000       143,294       5,881      477,750
      24,930        12,465       14,959       15,000        36,400      11,310       17,472
      14,964         2,393        2,393        3,500         3,240       2,262        7,462
       9,970         2,992        2,008        2,500         3,578      14,929       99,190
       4,488         1,995        1,995          200         2,493         905        6,370
      17,949        17,412       18,420       18,000        19,714      15,834       13,423
       2,000         1,496        1,998           --         4,519          --           --
         983         1,995        1,513           --         1,995         905        4,958
---------------------------------------------------------------------------------------------
   2,296,183       431,081      236,136      556,099       720,569     114,987    1,123,134
          --            --           --      (89,927)           --     (28,454)    (268,688)
---------------------------------------------------------------------------------------------
   2,296,183       431,081      236,136      466,172       720,569      86,533      854,446
---------------------------------------------------------------------------------------------
  18,911,607     3,032,583    1,303,658    3,586,132     6,355,319     614,596    7,013,289
---------------------------------------------------------------------------------------------
 (10,736,681)   (2,970,212)  (1,364,011)    (772,382)   (6,237,358)   (124,796)     (11,357)*
          --            --           --           --        47,587          --           --
      67,405       (20,791)          --           --            --      (4,513)          --
---------------------------------------------------------------------------------------------
 (10,669,276)   (2,991,003)  (1,364,011)    (772,382)   (6,189,771)   (129,309)     (11,357)
---------------------------------------------------------------------------------------------
 (13,209,652)   (3,990,021)  (4,259,497)  (3,837,857)  (10,724,522)         --           --
 (12,401,053)   (2,528,582)  (4,900,644)  (4,250,323)  (20,808,070)   (136,048)          --
---------------------------------------------------------------------------------------------
     808,599     1,461,439     (641,147)    (412,466)  (10,083,548)   (136,048)          --
---------------------------------------------------------------------------------------------
  (9,860,677)   (1,529,564)  (2,005,158)  (1,184,848)  (16,273,319)   (265,357)     (11,357)
---------------------------------------------------------------------------------------------
  $9,050,930   $ 1,503,019  $  (701,500) $ 2,401,284  $ (9,918,000)  $ 349,239   $7,001,932
---------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Statements of Changes in Net Assets (unaudited)

                                      Large           Large
                                  Capitalization  Capitalization    S&P 500
                                   Value Equity       Growth         Index
                                   Investments     Investments    Investments
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss).... $   12,273,325  $   (1,029,842) $   139,669
 Net realized gain (loss)........    101,954,634     335,867,370      233,629
 Change in net unrealized
  appreciation (depreciation)....   (261,529,294)    205,002,601      903,171
------------------------------------------------------------------------------
 Increase (Decrease) in Net
  Assets From Operations.........   (147,301,335)    539,840,129    1,276,469
------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 3):
 Net investment income...........    (24,273,137)             --     (150,305)
 Net realized gains..............   (267,626,463)   (255,136,348)          --
------------------------------------------------------------------------------
 Decrease in Net Assets From
  Distributions to Shareholders..   (291,899,600)   (255,136,348)    (150,305)
------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE
13):
 Net proceeds from sale of
  shares.........................    427,182,225     583,529,296   31,358,473
 Net asset value of shares issued
  for reinvestment of dividends..    288,324,631     252,133,517      150,261
 Cost of shares reacquired.......   (528,301,603)   (806,856,047)  (6,079,453)
------------------------------------------------------------------------------
 Increase (Decrease) in Net
  Assets From Fund Share
  Transactions...................    187,205,253      28,806,766   25,429,281
------------------------------------------------------------------------------
Increase (Decrease) in Net
 Assets..........................   (251,995,682)    313,510,547   26,555,445
NET ASSETS:
 Beginning of period.............  1,946,279,759   2,326,306,741           --
------------------------------------------------------------------------------
 End of period*.................. $1,694,284,077  $2,639,817,288  $26,555,445
------------------------------------------------------------------------------
* Includes undistributed
  (overdistributed) net
  investment income of:..........     $2,221,988     $(1,055,947)    $(10,636)
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                     For the Six Months Ended February 29, 2000


 Intermediate    Long-Term     Municipal      Mortgage                  Multi-Sector   Government
 Fixed Income       Bond          Bond         Backed      High Yield   Fixed Income      Money
 Investments    Investments   Investments   Investments   Investments   Investments    Investments
----------------------------------------------------------------------------------------------------
$   18,911,607  $  3,032,583  $  1,303,658  $  3,586,132  $  6,355,319  $   614,596   $   7,013,289
  (10,669,276)    (2,991,003)   (1,364,011)     (772,382)   (6,189,771)    (129,309)        (11,357)
       808,599     1,461,439      (641,147)     (412,466)  (10,083,548)    (136,048)             --
----------------------------------------------------------------------------------------------------
     9,050,930     1,503,019      (701,500)    2,401,284    (9,918,000)     349,239       7,001,932
----------------------------------------------------------------------------------------------------
  (18,532,034)    (3,127,756)   (1,270,266)   (3,402,884)   (6,549,384)    (340,112)     (7,001,940)
            --      (691,035)      (63,742)           --            --           --              --
----------------------------------------------------------------------------------------------------
  (18,532,034)    (3,818,791)   (1,334,008)   (3,402,884)   (6,549,384)    (340,112)     (7,001,940)
----------------------------------------------------------------------------------------------------
   241,976,759    14,548,613    12,522,789    12,849,400    30,610,745   32,053,664     838,865,260
    17,766,560     3,674,801     1,245,684     3,233,821     6,436,987      340,112       6,546,180
 (196,551,484)   (45,522,276)  (16,686,395)  (39,133,853)  (76,543,791)    (744,561)   (887,170,090)
----------------------------------------------------------------------------------------------------
    63,191,835   (27,298,862)   (2,917,922)  (23,050,632)  (39,496,059)  31,649,215     (41,758,650)
----------------------------------------------------------------------------------------------------
    53,710,731   (29,614,634)   (4,953,430)  (24,052,232)  (55,963,443)  31,658,342     (41,758,658)
   594,665,922   115,354,761    61,743,342   131,039,270   155,056,579           --     303,159,893
----------------------------------------------------------------------------------------------------
  $648,376,653  $ 85,740,127  $ 56,789,912  $106,987,038  $ 99,093,136  $31,658,342   $ 261,401,235
----------------------------------------------------------------------------------------------------
      $379,573      $(95,173)      $33,392      $183,248      $(35,875)    $274,484         $66,724
----------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                                    Large           Large
                                                Capitalization  Capitalization
                                                 Value Equity       Growth
                                                 Investments     Investments
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss).................  $   23,259,633  $    1,341,633
 Net realized gain (loss).....................     255,689,088     189,645,829
 Change in net unrealized appreciation
  (depreciation)..............................     163,044,497     614,782,168
-------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets
  From Operations.............................     441,993,218     805,769,630
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
 Net investment income........................     (24,090,151)     (1,394,003)
 Net realized gains...........................    (228,220,596)    (82,674,037)
 Capital .....................................              --              --
-------------------------------------------------------------------------------
 Decrease in Net Assets From
  Distributions to Shareholders...............    (252,310,747)    (84,068,040)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 13):
 Net proceeds from sale of shares.............     719,922,680     629,395,099
 Net asset value of shares issued for
  reinvestment of dividends...................     249,441,932      83,203,975
 Cost of shares reacquired....................    (925,011,514)   (901,439,891)
-------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets From Fund
  Share Transactions..........................      44,353,098    (188,840,817)
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets.............     234,035,569     532,860,773
NET ASSETS:
 Beginning of year............................   1,712,244,190   1,793,445,968
-------------------------------------------------------------------------------
 End of year*.................................  $1,946,279,759  $2,326,306,741
-------------------------------------------------------------------------------
* Includes undistributed (overdistributed) net
  investment income of:.......................     $14,221,800        $(26,105)
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                             For the Year Ended August 31, 1999

 Intermediate     Long-Term     Municipal      Mortgage                   Government
 Fixed Income        Bond          Bond         Backed      High Yield       Money
  Investments    Investments   Investments   Investments   Investments    Investments
---------------------------------------------------------------------------------------
 $  33,593,741   $  8,121,750  $  2,864,885  $  8,298,991  $ 14,038,208  $  14,772,877
    (8,223,174)     1,468,720     1,207,483       (27,158)   (1,009,756)        (2,280)
   (19,662,673)   (17,638,396)   (5,702,487)   (6,171,249)   (8,424,614)            --
---------------------------------------------------------------------------------------
     5,707,894     (8,047,926)   (1,630,119)    2,100,584     4,603,838     14,770,597
---------------------------------------------------------------------------------------
   (34,294,296)    (8,265,999)   (2,864,885)   (8,236,317)  (14,417,141)   (14,769,135)
            --     (5,665,399)   (1,100,764)     (863,284)     (221,603)            --
            --             --            --      (155,996)           --             --
---------------------------------------------------------------------------------------
   (34,294,296)   (13,931,398)   (3,965,649)   (9,255,597)  (14,638,744)   (14,769,135)
---------------------------------------------------------------------------------------
   270,102,012     46,112,013    20,389,540    32,036,084   126,370,359    851,220,980
    33,496,895     13,486,530     3,761,727     8,869,067    14,513,511     14,498,758
  (255,344,729)   (79,876,792)  (29,323,170)  (58,753,722)  (52,349,167)  (938,322,010)
---------------------------------------------------------------------------------------
    48,254,178    (20,278,249)   (5,171,903)  (17,848,571)   88,534,703    (72,602,272)
---------------------------------------------------------------------------------------
    19,667,776    (42,257,573)  (10,767,671)  (25,003,584)   78,499,797    (72,600,810)
   574,998,146    157,612,334    72,511,013   156,042,854    76,556,782    375,760,703
---------------------------------------------------------------------------------------
 $ 594,665,922   $115,354,761  $ 61,743,342  $131,039,270  $155,056,579  $ 303,159,893
---------------------------------------------------------------------------------------
            --             --            --            --      $110,603        $55,375
---------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Notes to Financial Statements (unaudited)
  1.  Significant Accounting Policies

  The Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, S&P 500 Index Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, High Yield Investments, Multi-Sector Fixed Income Investments and Government Money Investments ("Portfolios") are separate investment portfolios of the Consulting Group Capital Markets Funds ("Fund"). The Fund, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund offers seven other portfolios: Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, Emerging Markets Equity Investments, International Fixed Income Investments, Multi-Strategy Market Neutral Investments and Balanced Investments. The financial statements and financial highlights for the other portfolios are presented in separate shareholder reports.

  The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at current quoted bid price; except for Government Money Investments, which values investments using the amortized cost method; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities traded in the over-the-counter market are valued on the basis of the bid price at the close of business on each day; certain debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued at the mean between the quoted bid and ask prices; U.S. government agencies and obligations are valued at the mean between the bid and ask prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value;
(d) dividend income is recorded on the ex-dividend date except that foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; and interest income is recorded on an accrual basis;
(e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (h) each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At August 31, 1999, reclassifications were made to the capital accounts of the Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments and Mortgage Backed Investments to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of undistributed (overdistributed) net investment income amounting to $(346,107) was reclassified to paid-in capital for Intermediate Fixed Income Investments. Net investment income, net realized gains and net assets were not affected by this adjustment; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

  In addition, certain portfolios may from time to time enter into futures contracts in order to hedge market risk. Also, certain Portfolios may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

  2. Investment Advisory Agreement, Administration Agreement and Other Transactions

  The Fund has entered into an investment management agreement ("Management Agreement") with SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"). The Consulting Group ("Manager"), a division of SSBC provides investment evaluation services with respect to the investment advisors of the Fund. SSBC has entered into an investment advisory agreement with each advisor selected for the Portfolios (collectively, "Advisors").

  Under the Management Agreement, each Portfolio pays SSBC a fee, calculated daily and paid monthly, based on the rates applied to the value of each Portfolio's average daily net assets. In addition, SSBC pays each Advisor, based on the rates applied to each respective Portfolio's average daily net assets on a monthly basis. The applicable management fee, advisory fee paid by SSBC to each Advisor, and the Advisor for each Portfolio are indicated below:

                                                                                    Annual
                                                                          Advisor Management
            Portfolio                                   Advisor             Fee      Fee
--------------------------------------------------------------------------------------------
 Large Capitalization Value Equity Investments Barclays Global Fund        0.02%     0.60%
                                                Advisors
                                               The Boston Co. Asset        0.30      0.60
                                                Management, Inc.:          0.25      0.60
                                                on the first $350
                                                million
                                                on the amount over $350
                                                million
                                               Parametric Portfolio        0.20      0.60
                                                Associates:                0.15      0.60
                                                on the first $300
                                                million
                                                on the amount over $300
                                                million
                                               Chartwell Investment        0.30      0.60
                                                Partners
 Large Capitalization Growth Investments       Provident Investment        0.30      0.60
                                                Counsel Inc.:              0.25      0.60
                                                on the first $100
                                                million
                                                on the amount over $100
                                                million
                                               Barclays Global Fund        0.02      0.60
                                                Advisors
                                               TCW Investment              0.40      0.60
                                                Management Co.:            0.35      0.60
                                                on the first $500
                                                million
                                                on the amount over $500
                                                million
 S&P 500 Index Investments                     Barclays Global Fund        0.02      0.02
                                                Advisors
 Intermediate Fixed Income Investments         Standish, Ayer & Wood,      0.20      0.40
                                                Inc.:                      0.15      0.40
                                                on the first $200
                                                million
                                                on the amount over $200
                                                million
                                               Pacific Investment          0.25      0.40
                                                Management Co.
                                               Metropolitian West Asset    0.20      0.40
                                                Management, LLC
 Long-Term Bond Investments                    Western Asset Management    0.20      0.40
                                                Co.
 Municipal Bond Investments                    Smith Affiliated Capital    0.20      0.40
                                                Corp.
 Mortgage Backed Investments                   Utendahl Capital            0.25      0.50
                                                Management CFI
 High Yield Investments                        Alliance Capital            0.45      0.70
                                                Management L.P.
 Multi-Sector Fixed Income Investments         Standish, Ayer & Wood,      0.15      0.65
                                                Inc.
                                               Western Asset Management    0.20      0.65
                                                Co.
                                               Utendahl Capital            0.25      0.65
                                                Management CFI
                                               Alliance Capital            0.45      0.65
                                                Management L.P.
 Government Money Investments                  Standish, Ayer & Wood,      0.15      0.15
                                                Inc.:                      0.10      0.15
                                                on the first $100
                                                million
                                                on the amount over $100
                                                million
--------------------------------------------------------------------------------------------

  Effective October 1999, Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, became the Fund's transfer agent and PFPC Global Fund Services ("PFPC") became the sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. During the period October 1, 1999 through February 29, 2000, the Portfolios paid transfer agent fees totaling $1,474,172 to CFTC.

  SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets of each respective Portfolio, except S&P 500 Index Investments. S&P 500 Index Investments pays SSBC an administration fee calculated at an annual rate of 0.10% of the average daily net assets of the Portfolio. This fee is calculated daily and paid monthly.

  For the six months ended February 29, 2000, the following fees were waived:

                                                Total Fee
       Portfolio                                 Waivers  Manager Administrator
-------------------------------------------------------------------------------
S&P 500 Index Investments...................... $  2,450  $   410   $  2,040
Mortgage Backed Investments....................   89,927   64,748     25,179
Multi-Sector Fixed Income Investments..........   14,731    9,721      5,010
Government Money Investments...................  268,688   48,731    219,957
-------------------------------------------------------------------------------

  In addition, for the six months ended February 29, 2000, SSBC has agreed to reimburse expenses of $51,291 and $13,723 for S&P 500 Index Investments and Multi-Sector Fixed Income Investments, respectively.

  For the six months ended February 29, 2000, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH and its affiliates, received brokerage commissions of approximately $31,251.

  All officers and one Trustee of the Fund are employees of SSB.

  3. Exempt-Interest Dividends and Other Dividends

  Municipal Bond Investments intends to satisfy conditions that will enable interest from municipal securities, which are exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Portfolio.

  Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. Additional taxable distributions may be made if necessary to avoid a Federal excise tax.

  4. Investments

  During the six months ended February 29, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

      Portfolio                                        Purchases      Sales
-------------------------------------------------------------------------------
Large Capitalization Value Equity Investments........ $472,986,178 $563,855,960
Large Capitalization Growth Investments..............  566,155,891  928,143,674
S&P 500 Index Investments............................   25,620,208    2,502,294
Intermediate Fixed Income Investments................  646,103,134  595,092,741
Long-Term Bond Investments...........................  157,507,490  185,822,813
Municipal Bond Investments...........................   10,372,004   13,966,416
Mortgage Backed Investments..........................   27,070,760   42,269,672
High Yield Investments...............................   61,764,649  101,510,606
Multi-Sector Fixed Income Investments................   56,581,216   26,238,440
-------------------------------------------------------------------------------

  At February 29, 2000, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                               Net Unrealized
                                                                Appreciation
      Portfolio                   Appreciation  Depreciation   (Depreciation)
-------------------------------------------------------------------------------
Large Capitalization Value Eq-
 uity Investments..............  $  269,202,368 $(211,986,590) $    57,215,778
Large Capitalization Growth In-
 vestments.....................   1,451,860,176   (58,783,492)   1,393,076,684
S&P 500 Index Investments......       3,225,340    (2,264,319)         961,021
Intermediate Fixed Income In-
 vestments.....................         772,738   (13,295,173)     (12,522,435)
Long-Term Bond Investments.....         255,548    (2,962,386)      (2,706,838)
Municipal Bond Investments.....           9,700    (4,910,344)      (4,900,644)
Mortgage Backed Investments....          90,415    (4,340,738)      (4,250,323)
High Yield Investments.........       2,213,182   (23,035,340)     (20,822,158)
Multi-Sector Fixed Income In-
 vestments.....................          74,298      (216,064)        (141,766)
-------------------------------------------------------------------------------

  5. Futures Contracts

  Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract.

  The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

  At February 29, 2000, Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, S&P 500 Index Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments and Multi-Sector Fixed Income Investments had the following open futures contracts:

Large Capitalization Value Equity Investments

                          # of                  Basis      Market    Unrealized
Purchased Contracts     Contracts Expiration    Value       Value       Loss
-------------------------------------------------------------------------------
S&P 500 Index..........     25       3/00     $8,684,730  $8,575,000 $(109,730)
-------------------------------------------------------------------------------

Large Capitalization Growth Investments

                          # of                  Basis      Market    Unrealized
Purchased Contracts     Contracts Expiration    Value       Value       Loss
-------------------------------------------------------------------------------
S&P 500 Index..........     41       3/00    $14,879,150 $14,063,000 $(816,150)
-------------------------------------------------------------------------------

S&P 500 Index Investments

                          # of                  Basis      Market    Unrealized
Purchased Contracts     Contracts Expiration    Value       Value       Loss
-------------------------------------------------------------------------------
Emini S&P 500 Index....     18       3/00     $1,257,950  $1,234,800  $(23,150)
S&P 500 Index..........      3       3/00      1,063,700   1,029,000   (34,700)
-------------------------------------------------------------------------------
Total..................                       $2,321,650  $2,263,800  $(57,850)
-------------------------------------------------------------------------------

Intermediate Fixed Income Investments

                            # of                  Basis      Market    Unrealized
Sold Contracts            Contracts Expiration    Value       Value       Gain
---------------------------------------------------------------------------------
U.S. Treasury Bonds.....      54       3/00     $5,292,726 $ 5,171,344  $121,382
---------------------------------------------------------------------------------

Long-Term Bond Investments

                            # of                  Basis      Market    Unrealized
                          Contracts Expiration    Value       Value       Gain
---------------------------------------------------------------------------------
Purchased Contracts
U.S. Treasury Bonds.....     252       3/00    $23,796,009 $23,955,750  $159,741
U.S. Treasury Bonds.....      20       6/00      1,887,133   1,893,750     6,617
---------------------------------------------------------------------------------
                                                25,683,142  25,849,500   166,358
---------------------------------------------------------------------------------
Sold Contracts
U.S. Treasury Bonds.....     253       3/00     24,240,344  24,228,704    11,640
U.S. Treasury Bonds.....      33       6/00      3,148,149   3,147,891       258
---------------------------------------------------------------------------------
                                                27,388,493  27,376,595    11,898
---------------------------------------------------------------------------------
Total...................                                                $178,256
---------------------------------------------------------------------------------

Multi-Sector Fixed Income Investments

                            # of                  Basis      Market    Unrealized
                          Contracts Expiration    Value       Value       Gain
---------------------------------------------------------------------------------
Purchased Contracts
USH U.S. Treasury Long
 Bonds..................       4       3/00      $ 375,689   $ 380,250    $4,561
---------------------------------------------------------------------------------
Sold Contracts
TYH U.S. 10 Year Notes..       2       3/00        192,688     191,531     1,157
---------------------------------------------------------------------------------
Total...................                                                  $5,718
---------------------------------------------------------------------------------

  6. Foreign Securities

  High Yield Investments invests in foreign securities which may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest and/or a dividend in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

  7. Reverse Repurchase Agreements

  The Intermediate Fixed Income Investments and Mortgage Backed Investments may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Portfolio of securities that it holds with an agreement by the Portfolio to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities. The Portfolio will establish a segregated account with its custodian, in which the Portfolio will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations with respect to reverse repurchase agreements.

  At February 29, 2000, Intermediate Fixed Income Investments had the following open reverse repurchase agreement:

 Face Amount                        Security                            Value
--------------------------------------------------------------------------------
 $17,661,000 Reverse Repurchase Agreement with Morgan Stanley Dean
             Witter & Co., dated 2/29/00 bearing
             5.770% to be repurchased at $17,726,104 on 3/23/00,
             collateralized by U.S. Treasury Note,
             3.875% due 1/15/09 through 4/15/29...................   $17,661,000
--------------------------------------------------------------------------------

  At February 29, 2000, total market value of the collateral for the reverse repurchase agreement for Intermediate Fixed Income Investments was $21,717,852.

  During the six months ended February 29, 2000, the maximum and average amount of reverse repurchase agreements outstanding at month ends were as follows:

                                                       Intermediate   Mortgage
                                                       Fixed Income    Backed
                                                       Investments  Investments
-------------------------------------------------------------------------------
Maximum amount outstanding ........................... $18,200,000   $5,000,000
-------------------------------------------------------------------------------
Average amount outstanding............................  17,930,500    4,983,333
-------------------------------------------------------------------------------

  In addition, during the six months ended February 29, 2000 interest rates raged from 5.68% to 5.77% for Intermediate Fixed Income Investments and from 5.34% to 5.85% for Mortgaged Backed Investments.

  Interest expense for the six months ended February 29, 2000, on borrowings by Intermediate Fixed Income Investments and Mortgage Backed Investments under reverse repurchase agreements totaled $103,099 and $49,203, respectively.

  8. Repurchase Agreements

  The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

  9. Capital Loss Carryforward

  At August 31, 1999, the Fund had, for Federal income tax purposes, approximately the following unused capital loss carryforwards available to offset future capital gains expiring on August 31 of the years below:

Portfolio                                Total      2003      2004      2005
------------------------------------------------------------------------------
Government Money Investments.......... $   20,000 $ 12,000 $    8,000 $     --
Intermediate Fixed Income Invest-
 ments................................  2,622,000  387,000  1,462,000  773,000
------------------------------------------------------------------------------

  To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

  10. Securities Traded on a To-Be-Announced Basis

  The Fund may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

  As of February 29, 2000, the Intermediate Fixed Income Investments and Long-Term Bond Investments had purchased TBA securities with total costs of $3,886,601 and $9,120,469, respectively.

  11. Short Sales of Securities

  A short sale is a transaction in which the Portfolio sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Portfolio may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Portfolio for the short sale are retained by the broker until the Portfolio replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

  As of February 29, 2000, there were no open short sale transactions.

  12. Lending of Portfolio Securities

  The Portfolios have an agreement with the custodian whereby the custodian may lend securities owned by the Portfolios to brokers, dealers and other financial organizations. Fees earned by the Portfolios on securities lending are recorded in interest income. Loans of securities by the Portfolios are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount equal to the current market value of the loaned securities, plus a margin depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account.

  At February 29, 2000, the Portfolios listed below had securities on loan. The market value for the securities on loan was as follows:

Portfolio                                                             Value
-------------------------------------------------------------------------------
Large Capitalization Value Equity Investments..................... $122,402,797
Large Capitalization Growth Investments...........................  373,174,958
-------------------------------------------------------------------------------

  At February 29, 2000, Large Capitalization Value Equity Investments and Large Capitalization Growth Investments received cash collateral which was invested as follows:

Large Capitalization Value Equity Investments

Security Description                                                  Value
-------------------------------------------------------------------------------
Time Deposits:
 AmSouth Bank, 5.910% due 3/1/00.................................. $  8,510,300
 Bank of America, 5.880% due 3/1/00...............................   11,488,904
 Bank of Brussels, 5.880% due 3/1/00..............................   12,646,201
 Chase Bank, 5.880% due 3/1/00....................................   11,488,904
 Credit Suisse, 5.910% due 3/1/00.................................   11,488,904
 Fifth Third Bank, 5.880% due 3/1/00..............................   11,488,905
 Firstar Bank, 5.750% due 3/1/00..................................      102,140
 SunTrust Bank, 5.880% due 3/1/00.................................    8,820,313
Commercial Paper:
 American Home, 5.900% due 3/3/00.................................      134,366
 Atlantis One Fund, 5.940% due 3/6/00.............................    1,704,362
 Atlantis One Fund, 5.970% due 3/20/00............................    2,181,460
 Atlantis One Fund, 5.970% due 3/22/00............................    2,721,080
 Atlantis One Fund, 5.980% due 3/23/00............................    5,850,193
 Block Financial Corp., 5.870% due 3/10/00........................    6,967,473
 CC USA, 6.000% due 3/3/00........................................    1,597,394
 CC USA, 5.950% due 3/14/00.......................................      386,745
 CC USA, 6.000% due 3/20/00.......................................    3,800,916
 Sigma Finance, 5.960% due 3/7/00.................................      795,724
Floating Rate Note:
 AmSouth Bank, 5.730% due 1/25/01.................................    1,778,735
 Goldman Sachs & Co., 5.280% due 8/23/00..........................    6,991,351
 KeyBank Corp., 5.880% due 2/14/01................................    7,675,436
 Sigma Finance, 6.230% due 4/4/00.................................      648,688
Floating Rate Commercial Paper:
 American Home, 5.480% due 4/20/00................................    4,214,579
 Commercial Bank, 5.860% due 2/14/01..............................    1,368,885
-------------------------------------------------------------------------------
Total............................................................. $124,851,958
-------------------------------------------------------------------------------

Large Capitalization Growth Investments

Security Description                                                  Value
-------------------------------------------------------------------------------
Time Deposits:
 AmSouth Bank, 5.910% due 3/1/00................................. $  32,468,239
 Bank of America, 5.880% due 3/1/00..............................    43,832,123
 Bank of Brussels, 5.880% due 3/1/00.............................    43,820,739
 Chase Bank, 5.880% due 3/1/00...................................    43,832,123
 Credit Suisse, 5.910% due 3/1/00................................    43,832,123
 Fifth Third Bank, 5.880% due 3/1/00.............................    43,832,123
 Firstar Bank, 5.750% due 3/1/00.................................       437,978
 SunTrust Bank, 5.880% due 3/1/00................................     8,330,426
Commercial Paper:
 American Home, 5.900% due 3/3/00................................     5,289,434
 Atlantis One Fund, 5.940% due 3/6/00............................       739,461
 Atlantis One Fund, 5.970% due 3/20/00...........................     4,795,830
 Atlantis One Fund, 5.980% due 3/23/00...........................    14,549,029
 Block Financial Corp., 5.870% due 3/10/00.......................     5,275,146
 CC USA, 6.000% due 3/20/00......................................       354,071
 Cregam Bank, 6.080% due 7/19/00.................................     2,379,047
 Fairway Asset, 5.850% due 3/24/00...............................     2,971,690
 Fairway Asset, 5.980% due 4/17/00...............................     1,564,691
 Sigma Finance, 5.930% due 3/6/00................................     2,669,410
 Sigma Finance, 5.930% due 3/7/00................................     2,345,806
 Swedbank, 6.120% due 7/18/00....................................     1,001,092
 Textron, 5.860% due 3/6/00......................................       577,935
Floating Rate Note:
 Goldman Sachs & Co., 5.280% due 8/23/00.........................     7,207,264
 KeyBank Corp., 5.880% due 2/14/01...............................    13,287,321
 Morgan Stanley, 5.750% due 5/8/00...............................     9,845,878
 Sigma Finance, 6.230% due 4/4/00................................     7,365,316
Floating Rate Commercial Paper:
 American Home, 5.480% due 4/20/00...............................     7,620,364
 Commercial Bank, 5.860% due 2/14/01.............................    24,663,572
-------------------------------------------------------------------------------
Total............................................................ $ 374,888,231
-------------------------------------------------------------------------------

  Income earned by the Portfolios from securities lending for the six months ended February 29, 2000, was as follows:

Portfolio                                                               Value
-------------------------------------------------------------------------------
Large Capitalization Value Equity Investments......................... $107,255
Large Capitalization Growth Investments...............................  271,377
-------------------------------------------------------------------------------


  13. Shares of Beneficial Interest

  At February 29, 2000, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares were as follows:

                                            Six Months Ended     Year Ended
                                           February 29, 2000  August 31, 1999
-----------------------------------------------------------------------------
Large Capitalization Value Equity Invest-
 ments
Shares sold...............................     34,440,932        52,439,364
Shares issued on reinvestment.............     24,834,163        19,687,603
Shares reacquired.........................    (42,599,098)      (67,623,981)
-----------------------------------------------------------------------------
Net Increase..............................     16,675,997         4,502,986
-----------------------------------------------------------------------------
Large Capitalization Growth Investments
Shares sold...............................     22,362,066        28,217,260
Shares issued on reinvestment.............     10,162,576         3,921,017
Shares reacquired.........................    (31,174,882)      (40,273,355)
-----------------------------------------------------------------------------
Net Increase (Decrease)...................      1,349,760        (8,135,078)
-----------------------------------------------------------------------------

                                             Six Months Ended     Year Ended
                                            February 29, 2000  August 31, 1999
------------------------------------------------------------------------------
S&P 500 Index Investments*
Shares sold................................       3,811,417                --
Shares issued on reinvestment..............          16,549                --
Shares reacquired..........................        (697,868)               --
------------------------------------------------------------------------------
Net Increase...............................       3,130,098                --
------------------------------------------------------------------------------
Intermediate Fixed Income Investments
Shares sold................................      30,991,014        33,105,433
Shares issued on reinvestment..............       2,324,095         4,149,749
Shares reacquired..........................     (25,296,170)      (31,483,419)
------------------------------------------------------------------------------
Net Increase...............................       8,018,939         5,771,763
------------------------------------------------------------------------------
Long-Term Bond Investments
Shares sold................................       1,925,848         5,357,531
Shares issued on reinvestment..............         484,126         1,563,665
Shares reacquired..........................      (6,016,213)       (9,354,951)
------------------------------------------------------------------------------
Net Decrease...............................      (3,606,239)       (2,433,755)
------------------------------------------------------------------------------
Municipal Bond Investments
Shares sold................................       1,556,029         2,319,842
Shares issued on reinvestment..............         155,802           430,977
Shares reacquired..........................      (2,076,236)       (3,370,750)
------------------------------------------------------------------------------
Net Decrease...............................        (364,405)         (619,931)
------------------------------------------------------------------------------
Mortgage Backed Investments
Shares sold................................       1,658,554         3,969,941
Shares issued on reinvestment..............         417,720         1,106,705
Shares reacquired..........................      (5,041,939)       (7,307,074)
------------------------------------------------------------------------------
Net Decrease...............................      (2,965,665)       (2,230,428)
------------------------------------------------------------------------------
High Yield Investments
Shares sold................................       4,413,365        16,355,763
Shares issued on reinvestment..............         965,534         1,897,006
Shares reacquired..........................     (10,883,844)       (6,787,756)
------------------------------------------------------------------------------
Net Increase (Decrease)....................      (5,504,945)       11,465,013
------------------------------------------------------------------------------
Multi-Sector Fixed Income Investments*
Shares sold................................       4,020,835                --
Shares issued on reinvestment..............          42,943                --
Shares reacquired..........................         (93,939)               --
------------------------------------------------------------------------------
Net Increase...............................       3,969,839                --
------------------------------------------------------------------------------
Government Money Investments
Shares sold................................     838,865,260       851,220,980
Shares issued on reinvestment..............       6,546,180        14,498,758
Shares reacquired..........................    (887,170,090)     (938,322,010)
------------------------------------------------------------------------------
Net Decrease...............................     (41,758,650)      (72,602,272)
------------------------------------------------------------------------------

* For the period from October 1, 1999 (commencement of operation) to February 29, 2000.

 Financial Highlights
For a share of beneficial interest outstanding throughout each year ended August 31, except where noted:

LARGE CAPITALIZATION VALUE
EQUITY INVESTMENTS          2000(1)       1999    1998    1997    1996  1995(2)
-------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period................  $13.53      $12.28  $14.91  $11.55  $10.42   $9.39
-------------------------------------------------------------------------------
Income (Loss) From Opera-
 tions:
 Net investment in-
  come(3).................    0.08        0.17    0.16    0.23    0.26    0.27
 Net realized and
  unrealized gain (loss)..   (0.98)       2.94    0.08    4.09    1.25    1.16
-------------------------------------------------------------------------------
Total Income (Loss) From
 Operations...............   (0.90)       3.11    0.24    4.32    1.51    1.43
-------------------------------------------------------------------------------
Less Distributions From:
 Net investment income....   (0.17)      (0.18)  (0.11)  (0.34)  (0.24)  (0.24)
 Net realized gains.......   (1.91)      (1.68)  (2.76)  (0.62)  (0.14)  (0.16)
-------------------------------------------------------------------------------
Total Distributions.......   (2.08)      (1.86)  (2.87)  (0.96)  (0.38)  (0.40)
-------------------------------------------------------------------------------
Net Asset Value, End of
 Period...................  $10.55      $13.53  $12.28  $14.91  $11.55  $10.42
-------------------------------------------------------------------------------
Total Return..............   (8.03)%++   26.36%   0.03%  38.98%  14.75%  16.14%
-------------------------------------------------------------------------------
Net Assets, End of Period
 (millions)...............  $1,694      $1,946  $1,712  $1,935  $1,512  $1,070
-------------------------------------------------------------------------------
Ratios to Average Net As-
 sets:
 Expenses(3)..............    0.77%+      0.75%   0.80%   0.78%   0.80%   0.83%
 Net investment income....    1.32+       1.10    1.18    1.70    2.31    2.93
-------------------------------------------------------------------------------
Portfolio Turnover Rate...      26%         54%     57%     70%     24%     21%
-------------------------------------------------------------------------------
LARGE CAPITALIZATION
GROWTH INVESTMENTS          2000(1)       1999    1998    1997    1996     1995
-------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period................  $24.35      $17.30  $17.27  $13.10  $12.13  $10.00
-------------------------------------------------------------------------------
Income (Loss) From Opera-
 tions:
 Net investment income
  (loss)(3)...............   (0.01)       0.01    0.04    0.07    0.07    0.09
 Net realized and
  unrealized gain.........    5.76        7.87    1.31    4.72    1.46    2.13
-------------------------------------------------------------------------------
Total Income From Opera-
 tions....................    5.75        7.88    1.35    4.79    1.53    2.22
-------------------------------------------------------------------------------
Less Distributions From:
 Net investment income....      --       (0.01)  (0.08)  (0.08)  (0.06)  (0.08)
 Net realized gains.......   (2.85)      (0.82)  (1.24)  (0.54)  (0.50)  (0.01)
-------------------------------------------------------------------------------
Total Distributions.......   (2.85)      (0.83)  (1.32)  (0.62)  (0.56)  (0.09)
-------------------------------------------------------------------------------
Net Asset Value, End of
 Period...................  $27.25      $24.35  $17.30  $17.27  $13.10  $12.13
-------------------------------------------------------------------------------
Total Return..............   24.78%++    46.29%   7.81%  37.47%  12.89%  22.30%
-------------------------------------------------------------------------------
Net Assets, End of Period
 (millions)...............  $2,640      $2,326  $1,793  $1,845  $1,205    $782
-------------------------------------------------------------------------------
Ratios to Average Net As-
 sets:
 Expenses(3)..............    0.61%+      0.68%   0.76%   0.69%   0.83%   0.88%
 Net investment income
  (loss) .................   (0.08)+      0.06    0.16    0.50    0.63    0.98
-------------------------------------------------------------------------------
Portfolio Turnover Rate...      23%         34%     39%     65%     40%     38%
-------------------------------------------------------------------------------

(1) For the six months ended February 29, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                                                Expense Ratios
                                                 Net Investment    Without
                                                   Income Per   Waivers and/or
                                                 Share Decrease Reimbursements
                                                 -------------- --------------
   Portfolio                                          1995           1995
   ---------                                     -------------- --------------
   Large Capitalization Value Equity
    Investments.................................     $0.01           0.93%
   Large Capitalization Growth Investments......      0.00*          0.98

* Amount represents less than $0.01 per share.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

For a share of beneficial interest outstanding throughout each year ended August 31, except where noted:

S&P 500 INDEX INVESTMENTS                                               2000(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...................................   $8.00
--------------------------------------------------------------------------------
Income From Operations:
 Net investment income(2)..............................................    0.05
 Net realized and unrealized gain......................................    0.48
--------------------------------------------------------------------------------
Total Income From Operations...........................................    0.53
--------------------------------------------------------------------------------
Less Distributions From:
 Net investment income.................................................   (0.05)
--------------------------------------------------------------------------------
Total Distributions....................................................   (0.05)
--------------------------------------------------------------------------------
Net Asset Value, End of Period.........................................   $8.48
--------------------------------------------------------------------------------
Total Return++.........................................................    6.56%
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)....................................... $26,555
--------------------------------------------------------------------------------
Ratios to Average Net Assets+:
 Expenses(2)(3)........................................................    0.27%
 Net investment income.................................................    1.31
--------------------------------------------------------------------------------
Portfolio Turnover Rate................................................      10%
--------------------------------------------------------------------------------

INTERMEDIATE FIXED INCOME
INVESTMENTS                 2000(4)        1999      1998      1997      1996      1995
----------------------------------------------------------------------------------------
Net Asset Value, Begin-
 ning of Period..........     $7.83       $8.19     $8.06     $7.92     $8.10     $7.92
----------------------------------------------------------------------------------------
Income (Loss) From Opera-
 tions:
 Net investment income...      0.23        0.44      0.48      0.50      0.50      0.50
 Net realized and
  unrealized gain
  (loss).................     (0.12)      (0.35)     0.15      0.14     (0.17)     0.16
----------------------------------------------------------------------------------------
Total Income From Opera-
 tions...................      0.11        0.09      0.63      0.64      0.33      0.66
----------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income...     (0.22)      (0.45)    (0.50)    (0.50)    (0.51)    (0.48)
----------------------------------------------------------------------------------------
Total Distributions......     (0.22)      (0.45)    (0.50)    (0.50)    (0.51)    (0.48)
----------------------------------------------------------------------------------------
Net Asset Value, End of
 Period..................     $7.72       $7.83     $8.19     $8.06     $7.92     $8.10
----------------------------------------------------------------------------------------
Total Return.............      1.44%++     1.07%     8.00%     8.23%     4.08%     8.70%
----------------------------------------------------------------------------------------
Net Assets, End of Period
 (000s)..................  $648,377    $594,666  $574,998  $384,094  $296,053  $246,323
----------------------------------------------------------------------------------------
Ratios to Average Net As-
 sets:
 Expenses................      0.70%+      0.61%     0.73%     0.73%     0.73%     0.80%
 Net investment income...      5.83+       4.53      5.95      6.19      5.78      6.40
----------------------------------------------------------------------------------------
Portfolio Turnover Rate..        94%        207%       63%      118%       98%       98%
----------------------------------------------------------------------------------------

(1) For the period from October 1, 1999 (commencement of operations) to February 29, 2000 (unaudited).
(2) Expenses ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                                                  Expense Ratios
                                                   Net Investment    Without
                                                     Income Per   Waivers and/or
                                                   Share Decrease Reimbursements
                                                   -------------- --------------
   Portfolio                                            2000           2000
   ---------                                       -------------- --------------
   S&P 500 Index Investments......................     $0.02          0.32%+

(3) As a result of a voluntary expense limitation, expense ratios will not exceed 0.27%.
(4) For the six months ended February 29, 2000 (unaudited).
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

For a share of beneficial interest outstanding throughout each year ended August 31, except where noted:

LONG-TERM BOND
INVESTMENTS               2000(1)         1999       1998       1997      1996      1995
------------------------------------------------------------------------------------------
Net Asset Value, Begin-
 ning of Period.........    $7.70        $9.05      $8.26      $7.87     $8.23     $7.86
------------------------------------------------------------------------------------------
Income (Loss) From Oper-
 ations:
 Net investment in-
  come(2)...............     0.24         0.49       0.52       0.53      0.51      0.45
 Net realized and
  unrealized gain
  (loss)................    (0.10)       (1.00)      0.78       0.46     (0.41)     0.36
------------------------------------------------------------------------------------------
Total Income (Loss) From
 Operations.............     0.14        (0.51)      1.30       0.99      0.10      0.81
------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income..    (0.25)       (0.50)     (0.51)     (0.59)    (0.46)    (0.44)
 Net realized gains.....    (0.05)       (0.34)        --         --        --        --
 Capital................       --           --         --      (0.01)       --        --
------------------------------------------------------------------------------------------
Total Distributions.....    (0.30)       (0.84)     (0.51)     (0.60)    (0.46)    (0.44)
------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................    $7.54        $7.70      $9.05      $8.26     $7.87     $8.23
------------------------------------------------------------------------------------------
Total Return............     1.87%++     (6.19)%    16.22%     12.93%     1.11%    10.71%
------------------------------------------------------------------------------------------
Net Assets, End of Pe-
 riod (000s)............  $85,740     $115,355   $157,612   $183,051  $155,910  $137,545
------------------------------------------------------------------------------------------
Ratios to Average Net
 Assets:
 Expenses(2)............     0.89%+       0.80%      0.82%      0.78%     0.80%     0.80%
 Net investment income..     6.24+        5.81       5.96       6.54      6.18      5.80
------------------------------------------------------------------------------------------
Portfolio Turnover
 Rate...................      160%          30%        63%        34%      125%       62%
------------------------------------------------------------------------------------------
MUNICIPAL BOND
INVESTMENTS               2000(1)         1999       1998       1997      1996      1995
------------------------------------------------------------------------------------------
Net Asset Value, Begin-
 ning of Period.........    $8.22        $8.92      $8.62      $8.26     $8.27     $8.06
------------------------------------------------------------------------------------------
Income (Loss) From Oper-
 ations:
 Net investment in-
  come(2)...............     0.18         0.35       0.36       0.38      0.38      0.40
 Net realized and
  unrealized gain
  (loss)................    (0.27)       (0.57)      0.32       0.34        --      0.21
------------------------------------------------------------------------------------------
Total Income (Loss) From
 Operations.............    (0.09)       (0.22)      0.68       0.72      0.38      0.61
------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income..    (0.17)       (0.35)     (0.38)     (0.36)    (0.39)    (0.40)
 In excess of net in-
  vestment income.......       --           --      (0.00)*       --        --        --
 Net realized gains.....    (0.01)       (0.13)        --         --        --     (0.00)*
------------------------------------------------------------------------------------------
Total Distributions.....    (0.18)       (0.48)     (0.38)     (0.36)    (0.39)    (0.40)
------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................    $7.95        $8.22      $8.92      $8.62     $8.26     $8.27
------------------------------------------------------------------------------------------
Total Return............    (1.05)%++    (2.60)%     8.09%      8.88%     4.62%     7.86%
------------------------------------------------------------------------------------------
Net Assets, End of Pe-
 riod (000s)............  $56,790      $61,743    $72,511    $52,024   $46,485   $45,356
------------------------------------------------------------------------------------------
Ratios to Average Net
 Assets:
 Expenses(2)............     0.81%+       0.78%      0.80%      0.80%     0.80%     0.80%
 Net investment income..     4.47+        4.03       4.20       4.50      4.59      4.99
------------------------------------------------------------------------------------------
Portfolio Turnover
 Rate...................       18%         142%       160%        31%       29%       49%
------------------------------------------------------------------------------------------

(1) For the six months ended February 29, 2000 (unaudited).
(2) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                                         Expense Ratios
                             Net Investment Income       Without Waivers
                              Per Share Decrease      and/or Reimbursements
                            ------------------------  ---------------------
   Portfolio                 1997     1996    1995    1997     1996     1995
   ---------                -------  ------- ------- -------  -------  -------
   Long-Term Bond
    Investments............     N/A      N/A $  0.01     N/A      N/A     0.93%
   Municipal Bond
    Investments............   $0.00*   $0.02    0.02    0.83%    1.02%    1.04

* Amount represents less than $0.01 per share.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

For a share of beneficial interest outstanding throughout each year ended August 31, except where noted:

MORTGAGE BACKED
INVESTMENTS                2000(1)        1999      1998      1997   1996(2)      1995
---------------------------------------------------------------------------------------
Net Asset Value, Begin-
 ning of Period.........     $7.73       $8.13     $7.96     $7.74     $7.91     $7.69
---------------------------------------------------------------------------------------
Income (Loss) From Oper-
 ations:
 Net investment in-
  come(3)...............      0.24        0.45      0.46      0.48      0.48      0.51
 Net realized and
  unrealized gain
  (loss)................     (0.10)      (0.34)     0.19      0.25     (0.14)     0.22
---------------------------------------------------------------------------------------
Total Income From Opera-
 tions..................      0.14        0.11      0.65      0.73      0.34      0.73
---------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income..     (0.23)      (0.45)    (0.48)    (0.51)    (0.48)    (0.49)
 Net realized gains.....        --       (0.05)       --        --        --        --
 Capital................        --       (0.01)       --        --     (0.03)    (0.02)
---------------------------------------------------------------------------------------
Total Distributions.....     (0.23)      (0.51)    (0.48)    (0.51)    (0.51)    (0.51)
---------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................     $7.64       $7.73     $8.13     $7.96     $7.74     $7.91
---------------------------------------------------------------------------------------
Total Return............      1.78%++     1.30%     8.37%     9.69%     4.37%     9.96%
---------------------------------------------------------------------------------------
Net Assets, End of Pe-
 riod (000s)............  $106,987    $131,039  $156,043  $136,586  $120,945  $104,789
---------------------------------------------------------------------------------------
Ratios to Average Net
 Assets:
 Expenses(3)(4).........      0.80%+      0.80%     0.80%     0.80%     0.80%     0.80%
 Net investment income..      6.16+       5.67      5.69      6.08      6.09      6.85
---------------------------------------------------------------------------------------
Portfolio Turnover
 Rate...................        23%         87%      214%       94%       23%       30%
---------------------------------------------------------------------------------------

(1) For the six months ended February 29, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                                                   Expense Ratios Without
                                   Net Investment Income                   Waivers
                                    Per Share Decrease              and/or Reimbursements
                            ----------------------------------- -----------------------------------
   Portfolio                2000  1999  1998  1997  1996  1995  2000   1999  1998  1997  1996  1995
   ---------                ----- ----- ----- ----- ----- ----- ----   ----  ----  ----  ----  ----
   Mortgage Backed
    Investments............ $0.01 $0.01 $0.01 $0.01 $0.01 $0.02 0.96%+ 0.91% 0.93% 0.93% 0.94% 1.09%

(4) As a result of a voluntary expense limitation, expense ratios will not exceed 0.80%.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

For a share of beneficial interest outstanding throughout each year ended August 31, except where noted:

HIGH YIELD INVESTMENTS                        2000(1)      1999(2)  1998(3)
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........   $7.33        $7.89    $8.00
-------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income(4)....................    0.40         0.83     0.05
 Net realized and unrealized gain (loss).....   (1.00)       (0.54)   (0.16)
-------------------------------------------------------------------------------
Total Income (Loss) From Operations..........   (0.60)        0.29    (0.11)
-------------------------------------------------------------------------------
Less Distributions From:
 Net investment income.......................   (0.40)       (0.83)     --
 Net realized gains..........................     --         (0.02)     --
-------------------------------------------------------------------------------
Total Distributions..........................   (0.40)       (0.85)     --
-------------------------------------------------------------------------------
Net Asset Value, End of Period...............   $6.33        $7.33    $7.89
-------------------------------------------------------------------------------
Total Return.................................   (8.29)%++     3.67%   (1.38)%++
-------------------------------------------------------------------------------
Net Assets, End of Period (000s)............. $99,093     $155,057  $76,557
-------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses(4).................................    1.29%+       1.19%    1.20%+
 Net investment income.......................   11.35+       10.62     7.37+
-------------------------------------------------------------------------------
Portfolio Turnover Rate......................      57%         122%      13%
-------------------------------------------------------------------------------

(1) For the six months ended February 29, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from July 13, 1998 (commencement of operations) to August 31, 1998.
(4) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                                               Expense Ratios
                                       Net Investment Income  Without Waivers
                                        Per Share Decrease   and Reimbursements
                                       --------------------- ------------------
   Portfolio                                   1998                 1998
   ---------                                   ----                 ----
   High Yield Investments.............         $0.01                2.42%+

++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

For a share of each class of beneficial interest outstanding throughout the period:

MULTI-SECTOR FIXED INCOME INVESTMENTS                                   2000(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...................................   $8.00
--------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income(2)..............................................    0.18
 Net realized and unrealized loss......................................   (0.09)
--------------------------------------------------------------------------------
Total Income From Operations...........................................    0.09
--------------------------------------------------------------------------------
Less Distributions From:
 Net investment income.................................................   (0.12)
--------------------------------------------------------------------------------
Total Distributions....................................................   (0.12)
--------------------------------------------------------------------------------
Net Asset Value, End of Period.........................................   $7.97
--------------------------------------------------------------------------------
Total Return++.........................................................    1.10%
--------------------------------------------------------------------------------
Net Assets, End of Period (000's)...................................... $31,658
--------------------------------------------------------------------------------
Ratios to Average Net Assets+:
 Expenses(2)(3)........................................................    0.80%
 Net investment income.................................................    5.69
--------------------------------------------------------------------------------
Portfolio Turnover Rate................................................     105%
--------------------------------------------------------------------------------

(1) For the period from October 1, 1999 (commencement of operations) to February 29, 2000 (unaudited).
(2) Expense ratios and the per share decreases in net investment income before fee waivers were as follows:

                                                                  Expense Ratios
                                                   Net Investment    Without
                                                     Income Per   Waivers and/or
                                                   Share Decrease Reimbursements
                                                   -------------- --------------
   Portfolio                                            2000           2000
   ---------                                       -------------- --------------
   Multi-Sector Fixed Income Investments..........     $0.01           1.06%+

(3) As a result of a voluntary expense limitation, expense ratios will not exceed 0.80%.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

For a share of beneficial interest outstanding throughout each year ended August 31, except where noted:

GOVERNMENT MONEY
INVESTMENTS               2000(1)        1999      1998      1997      1996      1995
--------------------------------------------------------------------------------------
Net Asset Value, Begin-
 ning of Period.........    $1.00       $1.00     $1.00     $1.00     $1.00     $1.00
--------------------------------------------------------------------------------------
 Net investment in-
  come(2)...............     0.02        0.04      0.05      0.05      0.05      0.05
 Dividends from net in-
  vestment income.......    (0.02)      (0.04)    (0.05)    (0.05)    (0.05)    (0.05)
--------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................    $1.00       $1.00     $1.00     $1.00     $1.00     $1.00
--------------------------------------------------------------------------------------
Total Return............     2.49%++     4.53%     5.10%     4.98%     5.02%     5.24%
--------------------------------------------------------------------------------------
Net Assets, End of Pe-
 riod (000s)............ $261,401    $303,160  $375,761  $388,713  $278,162  $241,590
--------------------------------------------------------------------------------------
Ratios to Average Net
 Assets:
 Expenses(2)(3).........     0.60%+      0.60%     0.60%     0.60%     0.60%     0.60%
 Net investment income..     4.96+       4.46      4.99      4.91      4.93      5.14
--------------------------------------------------------------------------------------

(1)For the six months ended February 29, 2000 (unaudited).
(2) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                   Net Investment Income             Expense Ratios Without Waivers
                                    Per Share Decrease                     and Reimbursements
                            -------------------------------------- -----------------------------------------
   Portfolio                2000   1999   1998   1997  1996  1995  2000    1999   1998   1997   1996   1995
   ---------                -----  -----  -----  ----- ----- ----- -----   -----  -----  -----  -----  -----
   Government Money
    Investments............ $0.00* $0.00* $0.00* $0.01 $0.01 $0.05  0.80%+  0.71%  0.66%  0.64%  0.72%  0.74%

(3) As a result of a voluntary expense limitation, expense ratios will not exceed 0.60%.
* Amount represents less than $0.01 per share.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

  This report is submitted for the general information of the shareholders of
                    Consulting Group Capital Markets Funds.
     It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust's investment policies, charges and expenses as well as other pertinent information.

             TK 2120A, 4/00 Consulting Group Capital Markets Funds
              222 Delaware Avenue . Wilmington, Delaware . 19801

                                        TRAK(R)
       ----------------------------------------
       Personalized Investment Advisory Service


                                Consulting Group
                             Capital Markets Funds

                 Small Capitalization Value Equity Investments
                    Small Capitalization Growth Investments
                        International Equity Investments
                      Emerging Markets Equity Investments
                     International Fixed Income Investments
                              Balanced Investments






Semi-Annual Report February 29, 2000
                                                              SalomonSmithBarney
                                                     ---------------------------
                                                     A member of citigroup[LOGO]

                     CONSULTING GROUP CAPITAL MARKETS FUNDS

TABLE OF CONTENTS

Shareholder Letter..........................................................   2
Schedules of Investments:
  Small Capitalization Value Equity Investments.............................   4
  Small Capitalization Growth Investments...................................  31
  International Equity Investments..........................................  58
  Emerging Markets Equity Investments.......................................  80
  International Fixed Income Investments....................................  89
  Balanced Investments......................................................  92
Statements of Assets and Liabilities........................................ 101
Statements of Operations.................................................... 102
Statements of Changes in Net Assets......................................... 103
Notes to Financial Statements............................................... 105
Financial Highlights........................................................ 117

                     CONSULTING GROUP CAPITAL MARKETS FUNDS

Dear Shareholder:

  Although we are only two full months into the new millennium, the U.S. equity markets continue to focus on new economy stocks. Investor sentiment remained positive and almost any stock that stood to benefit from the internet was propelled higher. While the tech-heavy NASDAQ Index closed 1999 with a gain of almost 86%, it advanced over 17% in the first sixty days of 2000. This was in contrast to the S&P 500 Index that finished 1999 up 21%, but had declined almost 7% this year through February. This divergence has caused concern and left investors to wonder how long it would persist.

  The divergence can be explained by a number of factors. Traditional valuation measures like price/earnings and dividend yields have flashed the same "over-valued" signal for years. Market strategists and portfolio managers alike have therefore either downplayed or ignored these traditional warning signs. So, when faced with a decision of following the technology sector's momentum or bottom fishing in the old economy stocks, most have chosen to buy the new-economy stocks. Also, with investors moving assets to sectors with positive momentum, the money is coming out of non-technology sectors like healthcare and consumer non-durables.

  The divergence between technology and non-technology spilled over into small-cap stocks. For 1999, the Russell 2000 Index moved past the S&P 500 Index and returned 21%. This followed almost five years of predictions that small-cap stocks would outperform large-cap stocks. And, in the first two months of 2000, the gap has only widened. So far in 2000, a small number of stocks accounted for the Russell 2000's gain and nearly all were technology and bio-technology names. So, whether examining the performance of large-cap or small-cap stocks, technology related shares have been the market driver.

  While stocks moved higher in 1999, bonds moved in the opposite direction. This continued the de-coupling of stocks and bonds that began at the end of 1997. For the year 1999, returns on most major fixed income benchmarks were negative. The yield on the 30-year Treasury bond reached 6.48% by the end of the year, from 5.09% at the beginning of 1999. However, in the first two months of 2000, long rates declined and the yield curve has become inverted with the 5 and 10 year yields higher than the 30-year Treasury.

  Overseas, emerging markets throughout Asia and Latin America staged explosive recoveries from the 1997-98 financial crisis. A return of foreign capital to developing Asian countries helped bolster local currencies, boosting stock market returns in dollar terms. The Morgan Stanley Capital International Emerging Markets Free Index posted returns of 25.45% for the fourth quarter and 66.42% for the year in dollar terms.

  Stock markets in the developed world also posted generally strong returns. The MSCI Europe and the Far East Index returned 17.06% in dollar terms in the fourth quarter, and 27.31% for the year. In Japan, economic recovery, combined with efforts to shore up the nation's banking system, gave a strong upward push to stocks. The MSCI Japan Index returned 15.5% for the fourth quarter and 61.5% for the year in dollar terms. Most European markets also advanced, as a wave of mergers prompted hopes of improved corporate profitability. However, weakness in the newly created Euro trimmed market gains in dollar terms.

Consulting Group Capital Markets Funds ("Portfolios")

  During the six months ended February 29, 2000, the Portfolios generally performed in line with their respective benchmarks. Small Capitalization Value Equity Investments was an exception, however, as traditional valuation methods applied by the advisors were not rewarded in this "new-economy" investment paradigm. In addition, International Fixed Income Investments produced negative returns primarily due to the Portfolio's underweight position in Japan. The Japan market returned over 15% in dollar terms last year, all the while yielding less than 2%. Because of this low yield the advisor stayed away from the market and preferred the high yielding markets available in Europe. This weakness was the result of continued strong growth in the US, which surprised many market participants.

  Consulting Group, as investment manager, is responsible for hiring advisors that it determines will benefit shareholders, and changing advisors where appropriate. During the last six months, the Board of Trustees approved Consulting Group's recommendation to:

  . Terminate the investment contract with David L. Babson, advisor to Small Capitalization Value Equity and reallocated the assets to Mellon Capital Management Investments.

  . Terminate the investment contract with Marvin & Palmer Associates and retain Scudder Kemper Investments as an advisor to International Equity Investments.

  . Terminate the investment contract with AIB Govett and retain Foreign & Colonial Emerging Markets Ltd. as an advisor to Emerging Markets Equity Investments.

  Shareholders of the individual Portfolios have or will receive an Information Statement detailing the changes.

  It is still too early to determine whether the market volatility witnessed over the past six months is here to stay. It is important to remember your investment goals and objectives and revisit them if appropriate. With the TRAK program you have the expertise and guidance of your Financial Consultant, Consulting Group and a premier group of advisors to assist you in meeting your goals. As always, if you should have any questions or comments about the Consulting Group Capital Markets Funds, your Financial Consultant remains ready to assist you.

Sincerely,
/s/ Heath B. McLendon                 /s/ Frank L. Campanale


Heath B. McLendon                     Frank L. Campanale
Chairman of the Board of Trustees     Investment Officer of the Consulting
 of the Consulting Group Capital       Group Capital Markets Funds
 Markets Funds

March 29, 2000

 Schedules of Investments (unaudited)                         February 29, 2000
                 Small Capitalization Value Equity Investments


 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 COMMON STOCK -- 97.6%
--------------------------------------------------------------------------------
 Advertising -- 0.1%
     500 Grey Advertising, Inc....................................  $    198,000
   4,700 R.H. Donnelley Corp......................................        79,313
   7,700 Sitel Corp.*.............................................        66,413
  14,500 True North Communications Inc.+..........................       536,500
--------------------------------------------------------------------------------
                                                                         880,226
--------------------------------------------------------------------------------
 Aerospace & Defense -- 1.9%
  95,998 AAR Corp.................................................     2,279,953
   4,228 Alliant Techsystems, Inc.*...............................       228,841
   4,500 Be Aerospace, Inc.*......................................        39,938
  90,000 Cordant Technologies Inc. ...............................     2,913,750
   4,300 Curtiss-Wright Corp......................................       159,100
  13,768 The Fairchild Corp., Class A Shares*.....................        84,329
 279,000 Gencorp, Inc. ...........................................     2,179,688
 204,940 Kaman Corp., Class A Shares..............................     2,036,591
   4,600 Kellstrom Industries Inc.*+..............................        31,913
   9,400 Orbital Sciences Corp.*..................................       164,500
  96,000 Primex Technologies Inc. ................................     2,016,000
  19,200 Remec, Inc.*.............................................       708,000
   9,098 Sequa Corp., Class A Shares*.............................       337,195
   7,400 Triumph Group, Inc.*.....................................       216,450
--------------------------------------------------------------------------------
                                                                      13,396,248
--------------------------------------------------------------------------------
 Agriculture -- 0.1%
  30,400 AgriBiotech, Inc.*.......................................         6,384
   9,832 Agribrands International Inc.*...........................       359,483
--------------------------------------------------------------------------------
                                                                         365,867
--------------------------------------------------------------------------------
 Airlines -- 0.2%
   7,975 Airtran Holdings, Inc.*+.................................        32,648
  21,875 Alaska Airgroup, Inc.*...................................       579,688
  31,021 America West Holdings Corp., Class B Shares*.............       414,906
     600 Atlantic Coast Airlines Holdings, Inc.*+.................        10,725
  10,200 Frontier Airlines, Inc.*.................................       113,475
  24,500 Mesa Air Group Inc.*.....................................       145,469
   5,810 Midwest Express Holdings, Inc.*..........................       149,971
   4,800 Skywest Inc. ............................................       142,500
  51,722 Trans World Airlines, Inc.*+.............................       126,072
--------------------------------------------------------------------------------
                                                                       1,715,454
--------------------------------------------------------------------------------
 Apparel -- 0.8%
  44,916 Burlington Industries, Inc.*.............................       126,326
   2,900 Columbia Sportswear Co.*.................................        60,356
   7,534 Donna Karan International, Inc.*.........................        54,151
     676 Galey & Lord, Inc.*+.....................................         1,310
  25,993 Kellwood Co. ............................................       438,632
  20,100 Nautica Enterprises, Inc.*...............................       212,306
   5,531 Oxford Industries Inc....................................        91,953
  20,759 Phillips-Van Heusen Corp. ...............................       144,016
  37,982 Reebok International Ltd.*...............................       303,856
  25,200 Russell Corp. ...........................................       348,075
 161,800 Stride Rite Corp. .......................................       889,900
 306,859 Unifi Inc.*..............................................     2,934,339
  31,800 Wolverine Worldwide, Inc. ...............................       365,700
--------------------------------------------------------------------------------
                                                                       5,970,920
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Small Capitalization Value Equity Investments


 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Auto Manufacturers -- 0.4%
   1,250 Oshkosh Truck Corp.......................................  $     33,125
 197,342 Wabash National Corp. ...................................     2,762,788
--------------------------------------------------------------------------------
                                                                       2,795,913
--------------------------------------------------------------------------------
 Auto Parts & Equipment -- 1.7%
  15,595 Aftermarket Technology Corp.*............................       183,241
   5,600 American Axel & Manufacturing Holdings*..................        78,050
 123,001 Arvin Industries, Inc....................................     2,260,143
  11,250 Bandag Inc...............................................       264,375
  60,000 Borg-Warner Automotive Inc...............................     1,920,000
  53,910 Collins & Aikman Corp. ..................................       272,919
   3,300 Delco Remy International, Inc.*..........................        24,131
   6,200 Dura Automotive Systems, Inc.*...........................        80,988
 320,482 Exide Corp.+.............................................     3,244,880
 155,000 Meritor Automotive Inc. .................................     2,170,000
  15,200 Miller Industries, Inc.*.................................        56,050
   8,400 Oea Inc..................................................        57,225
  17,093 Simpson Industries, Inc. ................................       171,998
   8,089 Standard Motor Products, Inc. ...........................       109,707
  17,595 Superior Industries International, Inc. .................       420,081
  14,979 Titan International, Inc. ...............................       110,470
  28,998 Tower Automotive Inc.*...................................       344,351
   2,900 Wynn's International Inc.................................        38,606
--------------------------------------------------------------------------------
                                                                      11,807,215
--------------------------------------------------------------------------------
 Banks -- 4.2%
   8,000 Alabama National Bancorp. ...............................       146,000
  24,989 Amcore Financial, Inc....................................       523,207
  10,524 Area Bancshares Corp.....................................       211,796
   6,554 BOK Financial Corp.*.....................................       101,587
   8,204 BSB Bancorp, Inc.........................................       147,159
  11,264 BT Financial Corp. ......................................       197,120
   3,300 Bancfirst Ohio Corp. ....................................        67,238
   2,050 Bancfirst Corp...........................................        56,888
   4,180 Banco Santander Puerto Rico..............................        54,340
  52,732 Bancorp South, Inc. .....................................       847,008
  44,900 Bancwest, Corp. .........................................       681,919
     700 Bank of Granite Corp.....................................        13,300
  21,648 Banknorth Group, Inc. ...................................       409,959
  26,155 Bay View Capital Corp. ..................................       228,856
   4,000 Brenton Banks, Inc. .....................................        38,500
   8,100 CPB Inc..................................................       182,250
     620 CVB Financial Corp.......................................         8,758
   4,815 Capital City Bank Group, Inc.............................        89,078
  23,900 Carolina First Corp......................................       379,413
   7,500 Cathay Bancorp Inc.......................................       322,500
     810 Centura Banks Inc........................................        27,338
   5,700 Century South Banks Inc..................................       139,650
  13,307 Chemical Financial Corp. ................................       352,636
   9,197 Chittenden, Corp.........................................       233,949
  26,529 Citizens Banking Corp. of Michigan.......................       446,019
  13,900 City Holding Co..........................................       173,750
  12,937 Commerce Bancorp Inc. of New Jersey......................       435,007
   9,400 Community First Bankshares, Inc. ........................       131,600
   9,650 Community Trust Bancorp, Inc.............................       182,144
   8,685 Corus Bankshares, Inc....................................       213,868
  13,600 East West Bancorp, Inc. .................................       170,850

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Small Capitalization Value Equity Investments


 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Banks -- 4.2% (continued)
   6,427 F&M Bancorp of Maryland..................................  $    115,686
  10,892 F&M National Corp. ......................................       246,432
  18,125 F.N.B. Corp. of Pennsylvania.............................       394,219
   7,400 FCNB Corp. ..............................................       124,875
   5,500 Farmers Capital Bank Corp. ..............................       167,750
   1,400 First Bankcorp of Puerto Rico............................        23,800
   5,500 First Busey Corp. .......................................       104,156
  13,900 First Charter Corp. .....................................       189,388
   5,105 First Citizens Bancshares, Class A Shares................       329,273
   5,553 First Commerce BCSHS Inc. -- Class B Shares..............       192,967
  53,494 First Commonwealth Financial Corp........................       534,940
   8,611 First Financial Bankshares, Inc. ........................       223,886
   5,968 First Financial Corp. of Indiana.........................       204,404
   8,080 First Merchants Corp.....................................       202,505
  29,721 First Midwest Bancorp, Inc. of Illinois..................       741,167
   8,161 First Republic Bank*.....................................       124,455
  22,042 First United Bancshares, Inc. of Arkansas................       264,504
  10,186 GBC Bancorp of California................................       275,022
   1,300 Glacier Bancorp, Inc. ...................................        17,225
  15,024 Grand Premier Financial Inc..............................       165,264
   3,800 Greater Bay Bancorp......................................       149,150
   3,500 Hamilton Bancorp, Inc.*..................................        58,406
   8,651 Hancock Holding Co. .....................................       322,250
   6,793 Harleysville National Corp. .............................       196,572
  94,914 Hudson United Bancorp....................................     1,916,076
  12,528 Imperial Bancorp.........................................       322,596
   8,500 Independent Bank Corp. of Massachusetts..................        89,250
  11,575 International Bancshares Corp............................       447,808
  13,840 Interwest Bancorp, Inc. .................................       242,200
   7,308 JSB Financial, Inc. .....................................       353,068
  17,900 Local Financial Corp.*...................................       143,200
   2,100 Michigan Financial Corp..................................        48,366
   6,800 Mid-State Bancshares.....................................       184,875
   7,888 MidAmerica Bancorp.......................................       188,326
   4,000 Midwest Bancorp Holding, Inc.............................        60,000
  11,407 NBT Bancorp, Inc.........................................       148,291
  12,132 National Bancorp of Alaska, Inc..........................       357,894
  16,603 National City Bancshares, Inc. of Indiana................       413,000
   7,445 National Penn BCSHS, Inc. ...............................       161,929
  16,584 North Fork Bancorp.......................................       271,563
   6,850 Omega Financial Corp. ...................................       166,969
  30,797 One Valley Bancorp, Inc. ................................       921,985
 160,000 Pacific Century Financial Corp. .........................     2,430,000
   4,500 Peoples Holding Co. .....................................       118,125
  15,180 Premier National Bancorp. ...............................       176,468
  21,049 Provident Bancshares Corp. ..............................       339,415
   1,000 R&G Financial Corp., Class B Shares......................         8,500
  39,998 Republic Bancorp, Inc. ..................................       319,984
   2,000 Republic Bancorp, Inc., Class A Shares...................        17,250
   6,100 Republic Bancshares, Inc.*...............................        74,344
  43,959 Republic Security Financial Corp.........................       324,198
  16,988 Riggs National Corp. of Washington D.C. .................       169,349
   1,206 S & T Bancorp, Inc. .....................................        22,236
   2,600 Sandy Spring Bancorp, Inc. ..............................        53,625
   9,200 Second Bancorp, Inc......................................       174,800
  17,600 Silicon Valley Bancshares*...............................     1,394,800
   6,300 Simmons First National Corp., Class A Shares.............       142,144

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Small Capitalization Value Equity Investments


 SHARES                           SECURITY                              VALUE
--------------------------------------------------------------------------------
 Banks -- 4.2% (continued)
   9,182 Sky Financial Group, Inc. ................................  $   140,599
 184,350 Susquehanna Bancshares, Inc...............................    2,696,119
   8,948 Texas Regional Bancshares, Class A Shares.................      218,667
   1,100 The Trust Co. of New Jersey...............................       21,106
  15,241 UMB Financial Corp. ......................................      512,479
   2,600 USB Holding Co., Inc. ....................................       38,350
  13,133 United National Bancorp of New Jersey.....................      216,695
  13,422 US Bancorp, Inc. of Pennsylvania..........................      131,703
  15,591 Wesbanco, Inc. ...........................................      327,411
  12,384 West Coast Bancorp of Oregon..............................      129,258
  20,361 Whitney Holding, Corp. ...................................      664,278
--------------------------------------------------------------------------------
                                                                      29,881,282
--------------------------------------------------------------------------------
 Beverages -- 0.2%
  13,700 Canadaigua Brands Inc., Class A Shares*...................      671,300
     735 Farmer Brothers Co. ......................................      117,600
   7,962 Robert Mondavi Corp., Class A Shares*.....................      291,608
--------------------------------------------------------------------------------
                                                                       1,080,508
--------------------------------------------------------------------------------
 Biotechnology -- 2.1%
   7,461 Bio-Rad Labs, Class A Shares*.............................      245,280
     800 Invitrogen Corp.*.........................................       67,600
  45,800 Pe, Corp. - Celera Genomics*..............................   11,175,200
  10,200 Protein Design Labs, Inc.*+...............................    2,551,913
  15,330 Regeneron Pharmaceuticals, Inc.*..........................      866,145
  17,025 Serologicals Corp.*.......................................      191,531
--------------------------------------------------------------------------------
                                                                      15,097,669
--------------------------------------------------------------------------------
 Building Materials -- 2.5%
  89,503 Butler Manufacturing Co. .................................    2,265,545
  75,000 Centex Construction Products, Inc. .......................    1,743,750
  10,100 Comfort Systerms USA, Inc.*...............................       79,538
 398,800 Dal-Tile International, Inc.*.............................    2,791,600
   2,862 Florida Rock Industries, Inc. ............................       95,340
  10,700 Genlyte Group, Inc.*......................................      214,000
 231,450 Hussmann International Inc. ..............................    3,341,559
   3,216 Lennox International Inc. ................................       30,552
  79,200 Martin Marietta Corp. ....................................    2,811,600
   2,600 Mestek Inc.*..............................................       43,388
  13,040 Modine Manufacturing Co. .................................      297,475
   9,682 NCI Building Systems, Inc.*...............................      146,440
   8,281 Nortek Inc.*..............................................      181,147
  24,900 Rayonier Inc. ............................................      989,775
   4,000 Republic Group, Inc. .....................................       43,500
     500 Simpson Manufacturing Co, Inc.*...........................       21,188
  11,097 Texas Industries, Inc. ...................................      332,910
   2,800 Trex Co., Inc.*...........................................       69,300
 223,156 Universal Forest Products, Inc. ..........................    2,649,978
--------------------------------------------------------------------------------
                                                                      18,148,585
--------------------------------------------------------------------------------
 Chemicals -- 2.4%
  45,200 Airgas Inc.*..............................................      313,575
  21,818 Albemarle Corp............................................      328,634
  15,000 Arch Chemicals, Inc. .....................................      285,938
  27,715 A. Schulman Inc. .........................................      367,224
   5,359 Bush Boake Allen, Inc.*...................................      150,052
  64,947 CK Witco Corp. ...........................................      690,062

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Small Capitalization Value Equity Investments


 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Chemicals -- 2.4% (continued)
  20,742 Cambrex Corp.+...........................................  $    832,273
  17,125 Chemfirst Inc............................................       333,938
  38,260 Cytec Industries, Inc.*..................................       927,805
 451,600 Ethyl Corp. .............................................     1,439,475
  14,401 Ferro Corp. .............................................       271,819
  15,763 Geon Co..................................................       329,053
  13,530 Georgia Gulf Corp. ......................................       307,808
  10,554 H.B. Fuller Co...........................................       647,752
  14,140 International Specialty Products, Inc.*..................        93,678
  17,576 Lilly Industries, Inc., Class A Shares...................       249,360
 300,573 M.A. Hanna & Co. ........................................     3,437,804
  16,288 Minerals Technologies, Inc. .............................       660,682
  22,772 Mississippi Chemical Corp. ..............................       170,790
  12,902 NL Industries, Inc.......................................       186,273
  21,595 OM Group, Inc. ..........................................       804,414
  11,100 Octel Corp.*.............................................       104,063
  35,800 Olin Corp................................................       554,900
 351,200 Omnova Solutions, Inc. ..................................     2,304,750
     300 Penford Corp.............................................         5,063
   4,800 Sparteck Corp............................................       122,400
   4,985 Stepan Co. ..............................................       102,193
  23,915 Terra Industries, Inc. ..................................        55,303
   1,900 Tetra Technologies, Inc.*................................        17,100
  30,127 Wellman, Inc. ...........................................       561,115
  28,800 W. R. Grace & Co.*.......................................       289,800
--------------------------------------------------------------------------------
                                                                      16,945,096
--------------------------------------------------------------------------------
 Coal -- 0.0%
  14,578 Arch Coal, Inc...........................................       129,380
  14,500 CONSOL Energy Inc. ......................................       168,563
--------------------------------------------------------------------------------
                                                                         297,943
--------------------------------------------------------------------------------
 Commercial Services -- 3.0%
   2,168 ABM Industries, Inc......................................        54,607
   5,455 Aaron Rents, Inc. .......................................        81,825
 145,500 Acnielsen Corp.*.........................................     2,464,406
     600 Albany Molecular Research, Inc.*.........................        28,950
  15,600 Ameripath Inc.*..........................................       154,050
  17,200 Avis Rent A Car, Inc.*...................................       250,475
   3,892 Bacou USA Inc.*..........................................        58,623
 128,400 Banta, Corp. ............................................     2,343,300
   1,754 Berlitz International, Inc.*.............................        26,968
  32,824 Bowne & Co., Inc.........................................       391,837
  24,100 Budget Group, Inc., Class A Shares*......................       141,588
   2,600 Burns International Services Corp.*......................        28,438
 129,300 CDI Corp.*...............................................     2,359,725
     700 CPI Corp. ...............................................        17,238
   1,600 Carey International, Inc.*...............................        26,800
   3,900 Carriage Services Inc., Class A Shares*..................        16,819
   4,100 Century Business Services, Inc.*.........................        13,966
 108,215 Chemed Corp. ............................................     3,185,579
     800 Corinthian Colleges, Inc.*...............................        14,300
     900 Cornell Corrections, Inc.*...............................         7,313
   1,900 Corporate Executive Board Co.*...........................        94,763
   1,200 Costar Group, Inc.*......................................        43,650
  22,600 Dollar Thrifty Automotive Group, Inc.*...................       296,625

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 1999
                 Small Capitalization Value Equity Investments


 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Commercial Services -- 3.0% (continued)
  12,500 Electro Rent Corp.*......................................  $    135,938
  13,701 Encompass Services Corp.*................................        98,476
   7,368 First Health Group Corp.*................................       177,753
  18,076 Franklin Convey Co.*.....................................       147,997
  11,300 Group Maintenance America Corp.*.........................       103,847
   2,900 Heidrick & Struggles International, Inc.*................       118,900
  12,000 Integrated Electrical Services., Inc.*...................        70,500
  34,524 Interim Services, Inc.*..................................       860,942
 106,600 Kelly Services, Inc., Class A Shares.....................     2,565,063
   4,500 Korn/Ferry International*................................       168,750
   2,000 Lason Inc.*..............................................        17,063
   1,100 Learning Tree International, Inc.*.......................        29,288
 137,000 McGrath Rent Corp........................................     2,311,875
   3,100 NFO Worldwide Inc.*......................................        55,025
   6,300 National Equipment Services, Inc.*.......................        37,800
   6,783 National Processing, Inc.*...............................        59,775
  21,500 Nationsrent Inc.*........................................       119,594
   1,800 Nextera Enterprises Inc., Class A Shares*................        18,000
  29,600 Ogden Corp. .............................................       336,700
  61,500 Olsten Corp. ............................................       734,156
   4,000 Pediatrix Medical Group, Inc.*...........................        31,500
  18,418 Personnel Group of America Inc.*+........................       140,437
  47,800 Phycor Inc.*.............................................        55,269
  17,626 Primark Corp.*...........................................       388,874
     761 Quebecor Printing, Inc. .................................        14,887
  21,700 Staffmark Inc.*..........................................       244,125
  19,613 U.S. Oncology, Inc.*.....................................        80,904
   8,100 Volt Info. Sciences, Inc.*...............................       214,650
     615 Wackenhut Corp., Class A Shares+.........................         8,072
--------------------------------------------------------------------------------
                                                                      21,448,005
--------------------------------------------------------------------------------
 Computers -- 1.4%
   1,000 ACT Networks Inc.*.......................................        14,000
   5,600 Anacomp, Inc.*...........................................        98,700
  19,708 Anixter International, Inc.*.............................       368,293
   7,900 Auspex Systems, Inc. ....................................       102,206
   9,400 Avant! Corp.*............................................       139,238
   3,500 CACI International, Inc., Class A Shares*................        99,531
  31,644 Compucom Systems, Inc.*..................................       142,398
   1,600 Filenet Corp.*...........................................        68,500
   7,400 Hutchinson Technologies, Inc.*...........................       133,663
  10,600 Hypercom Corp.*..........................................       183,513
  17,700 IN Focus Systems, Inc.*..................................       592,950
  32,688 Inacom Corp.*+...........................................       110,322
  35,866 Intergraph Corp.*........................................       215,196
  41,700 Komag Inc.*..............................................        92,522
 240,960 MTS Systems Corp.........................................     1,852,380
   1,300 Maxwell Technologies, Inc.*..............................        21,775
  35,743 Mentor Graphics Corp.*...................................       612,099
   3,800 Micron Electronics, Inc.*................................        40,850
   4,000 Network Peripherals Inc.*................................       247,250
  31,125 Read-Rite Corp.*+........................................       117,691
  55,547 S3 Inc.*.................................................       885,280
 177,900 Scitex Corp., Ltd.*......................................     2,735,213
  12,500 Wave Systems Corp., Class A Shares*+.....................       570,313
  50,200 Western Digital Corp.*...................................       225,900
--------------------------------------------------------------------------------
                                                                       9,669,783
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Small Capitalization Value Equity Investments


 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Distribution & Wholesale -- 1.2%
   7,500 Anicom Inc.*.............................................  $     61,406
  15,800 Aviall, Inc.*............................................       129,363
  25,100 Brightpoint Inc.*........................................       323,163
  29,800 CHS Electronics, Inc.*+..................................        26,075
   9,100 Daisytek International Corp.*............................       208,731
  26,615 Handleman Co.*...........................................       276,131
 161,950 Hughes Supply Inc. ......................................     2,894,856
   3,000 JLK Direct Distribution, Class A Shares*.................        32,813
   3,000 Keystone Automotive Industries, Inc.*....................        15,938
  69,700 Merisel Inc.*............................................       154,647
     500 Miami Computer Supply Corp.*.............................        16,375
 285,166 Owens & Minor Inc. Holding Co............................     3,136,826
   1,442 Sunbeam Corp. Warrants, expire 8/24/03*..................         1,803
  28,700 United Stationers, Inc.*.................................       771,313
   1,500 Valley Media, Inc.*+.....................................         9,000
   2,350 Watsco Inc.*.............................................        19,681
  14,100 Wesco International, Inc.*...............................       118,969
--------------------------------------------------------------------------------
                                                                       8,197,090
--------------------------------------------------------------------------------
 Electric -- 3.9%
  31,964 Avista, Corp. ...........................................       960,918
   6,131 Black Hills Corp. .......................................       134,882
  15,700 CH Energy Group, Inc.....................................       448,431
  20,507 Cleco Corp. .............................................       656,224
 169,900 CMP Group, Inc. .........................................     4,799,675
  18,215 Eastern Utilities Association............................       565,803
  52,802 EL Paso Electric Co. ....................................       504,919
  14,305 Empire District Electric Co. ............................       297,723
   1,865 Energy East Corp. .......................................        39,166
 107,435 Hawaiian Electric Industries, Inc.+......................     3,095,471
  34,400 IDA Corp, Inc. ..........................................     1,096,500
  45,550 MDU Resources Group, Inc. ...............................       868,297
  14,459 Madison Gas & Electric Co................................       251,225
  21,309 Northwestern Corp........................................       482,116
 135,000 OGE Energy Corp. ........................................     2,320,313
   9,257 Otter Tail Power Co. ....................................       342,509
 167,054 Public Service Co. of New Mexican........................     2,568,455
 133,690 RGS Energy Group, Inc....................................     2,632,022
  70,443 Sierra Pacific Resorces..................................       959,786
  20,836 SigCorp, Inc.............................................       450,579
  11,566 TNP Enterprises, Inc.....................................       499,507
   5,900 Trigen Energy Corp.......................................       137,544
  28,620 UniSource Energy Corp., Holding Co.......................       386,370
  59,789 United Illuminating Co...................................     2,428,928
  23,902 WPS Resources Corp.+.....................................       563,191
--------------------------------------------------------------------------------
                                                                      27,490,554
--------------------------------------------------------------------------------
 Electrical Components & Equipment -- 1.5%
   3,400 Applied Power Inc., Class A Shares.......................        82,238
 148,798 Belden, Inc. ............................................     3,366,555
  70,000 C&D Technology, Inc. ....................................     3,272,500
  25,664 Cable Design Technologies Corp.*.........................       593,480
  10,004 General Cable Corp. .....................................       100,040
   5,063 Littlefuse Inc.*.........................................       151,257
   1,700 Power-One, Inc.*.........................................        83,513
 185,248 UCAR International, Inc.*................................     2,825,032
--------------------------------------------------------------------------------
                                                                      10,474,615
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Small Capitalization Value Equity Investments


 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Electronics -- 3.4%
  15,800 Ampex Corp., Class A Shares*.............................  $     61,225
   1,100 Amphenol Corp., Class A Shares*..........................        87,931
   5,400 Analogic Corp. ..........................................       261,900
  77,700 Aura Systems, Inc.*+.....................................        33,994
  17,300 BMC Industries, Inc. ....................................        95,150
   5,100 Brady Corp., Class A Shares..............................       138,338
   1,900 Britesmile Inc.*+........................................        25,056
  25,857 Checkpoint Systems, Inc. ................................       219,785
  22,324 Coherent Inc.*...........................................     2,366,344
  14,900 COHU, Inc. ..............................................       839,988
   4,659 Cubic Corp. .............................................       118,222
   4,298 Electro Scientific Industries, Inc.*+....................       243,643
  13,600 Fisher Scientific International Inc. ....................       591,600
   8,500 Hadco Corp.*.............................................       470,688
   1,900 Harmon Industries, Inc. .................................        26,600
   6,900 ITI Technologies, Inc.*..................................       200,531
   6,900 Innovex Inc. ............................................        65,119
  77,142 Integrated Device Tech, Inc.*+...........................     2,844,611
   1,100 Itron Inc.*+.............................................         8,250
  29,900 Kemet Corp.*.............................................     1,836,981
  21,700 Kent Electronics Corp.*..................................       735,088
  10,288 Methode Electronics, Class A Shares......................       597,990
   3,349 MOOG, Inc., Class A Shares...............................        59,863
   9,079 Park Electrochemical Corp. ..............................       206,547
  36,560 Paxar Corp.*.............................................       363,315
 108,300 Perkinelmer Inc. ........................................     6,998,888
   1,100 Recoton Corp.*...........................................        15,331
   6,700 Rogers Corp. ............................................       393,206
  54,100 Sensormatic Electronics Corp. ...........................     1,027,900
  11,600 Stoneridge Inc.*.........................................       123,250
  39,366 Tektronix Inc. ..........................................     2,283,228
   2,493 Thermo Optek Corp.*......................................        36,149
   6,409 Thermoquest Corp.*.......................................       105,749
  16,200 Thermedics, Inc.*........................................       143,775
   6,600 Varian, Inc.*............................................       263,175
  15,026 Watts Industries, Inc., Class A Shares...................       217,877
   7,100 Woodward Governor Co. ...................................       163,300
   2,100 X-Rite, Inc. ............................................        25,200
--------------------------------------------------------------------------------
                                                                      24,295,787
--------------------------------------------------------------------------------
 Engineering & Construction -- 0.4%
   8,300 Emcor Group, Inc.*.......................................       186,750
 325,600 Foster Wheeler Corp. ....................................     1,831,500
  14,962 Granite Construction Inc. ...............................       373,115
   7,141 Jacobs Engineering Group, Inc. ..........................       200,394
  28,481 Morrison Knudsen Corp.*..................................       195,807
   3,000 Pitt-Des Moines, Inc. ...................................        66,750
   8,134 Stone & Webster, Inc. ...................................       103,709
   9,500 URS Corp. ...............................................       129,438
--------------------------------------------------------------------------------
                                                                       3,087,463
--------------------------------------------------------------------------------
 Entertainment -- 0.4%
   1,024 AMC Entertaiment, Inc. ..................................         7,552
   4,900 Anchor Gaming*...........................................       203,963
  28,032 Ascent Entertainment Group, Inc.*........................       425,736
  34,801 Aztar Corp.*.............................................       330,610
  31,871 Boyd Gaming Corp.*.......................................       165,331

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Small Capitalization Value Equity Investments


 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Entertainment -- 0.4% (continued)
   8,900 Carmike Cinemas Inc., Class A Shares*....................  $     69,531
   2,000 Dover Downs Entertainment, Inc. .........................        28,375
   5,243 GC Cos., Inc.*...........................................       177,934
  15,933 Gaylord Entertainment Co. ...............................       439,153
  16,300 Gtech Holdings Corp.*....................................       326,000
   6,400 Lowes Cineplex Entertainment*............................        26,400
  18,409 Pinnacle Entertainment, Inc. ............................       317,555
  24,700 Players International, Inc.*.............................       203,003
   9,100 Scientific Games Holdings Corp.*.........................       151,288
     993 Station Casinos, Inc.*...................................        19,488
   1,900 Steinway Musical Instruments, Inc.*......................        35,269
   4,600 Sunterra Corp.*..........................................        12,075
  14,400 Vail Resorts, Inc.*......................................       230,400
--------------------------------------------------------------------------------
                                                                       3,169,663
--------------------------------------------------------------------------------
 Environmental Control -- 0.4%
  29,526 Calgon Carbon Corp. .....................................       212,218
  12,773 Imco Recycling, Inc. ....................................       126,932
  14,956 Ionics, Inc.*............................................       426,246
  19,900 IT Group, Inc.*..........................................       151,738
   2,813 Mine Safety Appliances Co. ..............................       178,626
 305,400 Safety-Kleen Corp. ......................................     1,488,825
   2,000 Thermo Ecotek Corp.*.....................................        12,500
  12,900 US Liquids, Inc.*........................................        80,625
--------------------------------------------------------------------------------
                                                                       2,677,710
--------------------------------------------------------------------------------
 Financial Services -- 1.3%
   6,300 Advest Group, Inc. ......................................       104,738
  17,343 Advanta Corp., Class A Shares+...........................       323,013
   3,400 Affiliated Managers Group*...............................       133,663
  35,500 Amresco Inc. ............................................        48,813
  30,910 Arcadia Financial Ltd. ..................................       148,754
  18,600 Charter Municipal Mortgage Acceptance Co. ...............       222,038
   1,900 Compucredit Corp.*.......................................        62,700
  21,630 Credit Acceptance Corp.*.................................       118,965
   2,600 Creditrust Corp.*+.......................................        20,394
   9,500 DVI, Inc.*...............................................       140,125
  54,670 Dain Rauscher Corp. .....................................     3,082,021
   1,106 Delta Financial Corp.*+..................................         4,148
   5,800 Doral Financial Corp. ...................................        56,913
     975 Financial Federal Corp. .................................        16,697
   2,700 FirstCity Financial Corp.*...............................         5,738
  13,900 Freedom Securities Corp. ................................       192,863
  22,800 Imperial Credit Industries, Inc.*........................       131,100
  19,000 Jefferies Group, Inc. (New)..............................       444,125
  11,000 Morgan Keegan Inc. ......................................       156,750
   9,500 New Century Financial Corp.*.............................        85,500
   1,800 Nextcard, Inc.*+.........................................        40,725
  37,890 Phoenix Investment Partners, Ltd. .......................       272,334
   1,400 Prism Financial Corp.*+..................................         7,044
 131,600 Raymond James Financial, Inc. ...........................     2,599,100
  19,600 Resource America Inc., Class A Shares....................       138,425
  17,792 Resource Bancshares Mortgage Group, Inc. ................        65,608
   3,800 Student Loan Corp. ......................................       147,725
  27,100 Unicapital Corp.*........................................        67,750
  22,300 United Asset Management Corp. ...........................       333,106
   3,400 WFS Financial, Inc.*.....................................        51,000
--------------------------------------------------------------------------------
                                                                       9,221,875
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Small Capitalization Value Equity Investments


 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Food -- 2.7%
     900 American Italian Pasta Co., Class A Shares*..............  $     20,531
  10,700 Aurora Foods Inc.*.......................................        30,094
  34,400 Chiquita Brands International, Inc. .....................       152,650
 133,750 Corn Products International, Inc. .......................     3,151,484
  11,600 Del Monte Foods Co.*.....................................       145,000
  35,188 Earthgrains Co. .........................................       527,820
  36,034 Fleming Cos, Inc. .......................................       556,275
  11,600 Grand Union Co.*.........................................        58,000
  15,312 Great Atlantic & Pacific Tea Co., Inc. ..................       358,875
  14,400 Imperial Sugar, Co. .....................................        38,700
   9,389 Ingles Markets, Inc., Class A Shares.....................       102,692
   6,440 International Home Foods, Inc.*..........................       109,078
  14,900 International Multifoods Corp. ..........................       162,969
   6,400 J & J Snack Foods Corp.*.................................       118,000
  22,910 J.M. Smucker Co., Class A Shares.........................       392,334
   8,100 Lance Inc. ..............................................        83,025
 121,185 Michael Foods, Inc. .....................................     2,650,922
  99,300 Nash Finch Co. ..........................................       781,988
   4,628 Performance Food Group Co.*..............................       109,915
   3,527 Pilgrims Pride Corp., Class A Shares.....................         4,006
     763 Pilgrims Pride Corp., Class B Shares.....................        28,216
 214,600 Ralcorp Holdings, Inc.*..................................     3,205,588
  38,282 Riviana Foods, Inc. .....................................       636,438
  26,221 Ruddick Corp. ...........................................       352,345
   4,700 Sanderson Farms, Inc. ...................................        32,606
     333 Seaboard Corp. ..........................................        59,607
  10,200 Smithfield Foods, Inc.*..................................       158,100
  28,000 Suiza Foods Corp.*+......................................     1,095,500
     341 Supervalu Inc. ..........................................         5,861
 174,500 Universal Foods Corp. ...................................     3,151,906
 189,800 Vlasic Foods International Inc.*.........................       533,813
  12,700 Zapata Corp.*............................................        63,500
--------------------------------------------------------------------------------
                                                                      18,877,838
--------------------------------------------------------------------------------
 Forest Products & Paper -- 1.1%
  12,500 Buckeye Technologies, Inc.*..............................       199,219
 123,705 Caraustar Industries, Inc. ..............................     2,056,596
  18,862 Chesapeake Corp. ........................................       418,501
   8,984 Deltic Timber Corp. .....................................       199,894
  22,281 P.H. Glatfelter Co. .....................................       272,942
  23,200 Potlatch Corp.+..........................................       881,600
  12,505 Rock-Tenn Co., Class A Shares............................       140,681
  12,759 Schweitzer-Mauduit International Inc. ...................       173,841
 266,298 Wausau-Mosinee Paper Corp. ..............................     3,478,518
--------------------------------------------------------------------------------
                                                                       7,821,792
--------------------------------------------------------------------------------
 Gas -- 2.9%
  52,488 AGL Resources, Inc.+.....................................       895,577
  28,721 Atmos Energy Corp. ......................................       491,847
   7,700 CTG Resources, Inc. .....................................       284,900
   9,600 Cascade Natural Gas Corp. ...............................       138,600
  20,587 Eastern Enterprises......................................     1,191,473
 183,866 Energen Corp. ...........................................     2,987,823
  26,412 Indiana Energy, Inc. ....................................       430,846
  16,813 Laclede Gas Co. .........................................       336,260
  12,073 NUI Corp. ...............................................       286,734
  15,803 New Jersey Resources Corp. ..............................       586,686

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Small Capitalization Value Equity Investments


 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Gas -- 2.9% (continued)
  23,136 Northwest Natural Gas Co. ...............................  $    451,152
  28,765 Oneok Inc. ..............................................       652,606
  75,900 Peoples Energy Corp. ....................................     2,196,356
  27,608 Piedmont Natural Gas Co. ................................       683,298
  16,039 Semco Energy Inc. .......................................       192,468
   7,280 South Jersey Industries, Inc. ...........................       212,940
  17,858 Southern Union Co.*......................................       274,571
  28,267 Southwest Gas Corp. .....................................       522,940
  20,414 Southwestern Energy Co. .................................       142,898
 143,959 UGI Corp. ...............................................     2,699,231
  33,646 Wicor Inc. ..............................................     1,011,483
 138,724 Washington Gas Light Co. ................................     3,312,036
   9,834 Yankee Energy Systems, Inc. .............................       432,696
--------------------------------------------------------------------------------
                                                                      20,415,421
--------------------------------------------------------------------------------
 Hand & Machine Tools -- 1.0%
  25,376 Baldor Electric Co. .....................................       410,774
  33,100 Hardinge Inc. ...........................................       341,344
  25,000 Kennametal Inc. .........................................       581,250
 148,122 Lincoln Electric Holdings, Inc. .........................     2,888,379
   5,887 L.S. Starrett Co., Class A Shares........................       135,401
  34,662 Milacron, Inc. ..........................................       480,935
  19,700 Regal Beloit.............................................       350,906
 102,900 Snap-On, Inc. ...........................................     2,244,506
--------------------------------------------------------------------------------
                                                                       7,433,495
--------------------------------------------------------------------------------
 Health Care -- 2.2%
  13,800 Acuson Corp.*............................................       184,575
   6,200 Alterra Healthcare Corp.*+...............................        37,200
   5,794 American Homepatient, Inc.*..............................         3,621
   1,500 American Retirement Corp.*+..............................        12,375
  47,233 Apria Healthcare Group, Inc.*............................       673,070
  89,816 Arrow International, Inc. ...............................     3,547,732
   5,100 Assisted Living Concepts, Inc.*+.........................         9,244
  73,242 Beverly Enterprises, Inc.*...............................       192,260
   2,800 Columbia Laboratories, Inc.*.............................        35,350
   1,500 Cooper Co., Inc. ........................................        41,156
  48,600 Coventry Health Care Inc.*...............................       397,913
  10,238 Datascope Corp. .........................................       408,240
   9,299 Diagnostic Products Corp. ...............................       213,877
   6,805 Haemonetics Corp.*.......................................       162,044
   3,200 Hanger Orthopedic Group, Inc.*...........................        15,400
   1,700 Hologic Inc.*............................................        11,688
   4,920 Innovative Clinical Solutions, Ltd.*.....................         1,624
 149,206 Invacare Corp. ..........................................     3,636,896
  42,991 Laboratory Corp. of America Holdings*+...................       171,964
  10,937 Lifepoint Hospitals, Inc.*...............................       164,739
  27,100 Magellan Health Services, Inc.*..........................       159,213
  29,700 Matria Healthcare Inc.*..................................       181,913
   2,200 Mentor Corp. ............................................        61,050
  22,980 Mid Atlantic Medical Services, Inc.*.....................       188,149
   2,000 Oakley Inc.*.............................................        17,250
   5,754 PSS World Medical Inc.*..................................        37,041
   1,000 Province Healthcare Co.*.................................        20,125
  36,252 Quest Diagnostics Inc.*..................................     1,243,897
  64,479 Quorum Health Group, Inc.*...............................       574,266
   2,200 Respironics Inc.*........................................        30,938

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Small Capitalization Value Equity Investments


 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Health Care -- 2.2% (continued)
  23,533 Sierra Health Services, Inc.*............................  $    144,140
  21,800 Sola International, Inc.*................................       109,000
  31,371 Sun Healthcare Group, Inc.*+.............................         2,118
  17,217 Sunrise Medical Inc.*....................................        74,248
     800 Thermo Bioanalysis Corp.*................................        21,500
 314,900 Total Renal Care Holdings*...............................       944,700
   4,271 Trex Medical Corp.*......................................        13,347
  11,737 Triad Hospitals, Inc.*...................................       187,792
  28,070 Varian Medical Systems, Inc.*............................     1,121,046
  49,800 Vencor Inc.*+............................................         8,964
   5,686 Vital Signs Inc. ........................................       131,844
  37,794 Walter Industries Inc. ..................................       321,249
  10,188 West Pharmaceutical Services.............................       299,909
--------------------------------------------------------------------------------
                                                                      15,814,667
--------------------------------------------------------------------------------
 Home Builders -- 1.2%
   5,900 Champion Enterprises, Inc.*..............................        37,244
  15,573 Coachmen Industries, Inc. ...............................       186,876
   2,000 Crossmann Communities, Inc.*.............................        31,250
  39,473 D.R. Horton Inc. ........................................       444,071
  13,216 Del E. Webb Corp.*.......................................       198,240
  23,600 Fleetwood Enterprises, Inc. .............................       364,325
  39,668 Kaufman & Broad Home Corp.+..............................       758,651
  43,000 Lennar Corp.+............................................       709,500
 191,300 MDC Holdings, Inc. ......................................     2,905,369
  35,138 Oakwood Homes Corp. .....................................        90,041
  28,674 Pulte Corp. .............................................       482,082
  12,949 Ryland Group, Inc. ......................................       229,845
   8,410 Skyline Corp. ...........................................       180,815
  10,533 Standard-Pacific Corp. ..................................       111,913
  41,263 Thor Industries Inc. ....................................     1,054,785
  16,683 Toll Brothers, Inc.*.....................................       277,355
  11,200 U. S. Home Corp.*........................................       383,600
--------------------------------------------------------------------------------
                                                                       8,445,962
--------------------------------------------------------------------------------
 Home Furnishings -- 1.3%
  11,836 Bassett Furniture Industries Inc. .......................       159,786
   9,106 Bush Industries, Inc., Class A Shares....................       120,085
   2,600 Ethan Allen Interiors, Inc. .............................        60,613
  20,125 Fedders Corp. ...........................................       105,656
   5,700 Furniture Brands International, Inc.*....................        91,556
  64,468 Harman International.....................................     3,992,987
 181,146 Kimball International, Class B Shares....................     2,751,155
 102,271 La-Z-Boy, Inc. ..........................................     1,700,255
   8,000 Select Comfort Corp.*....................................        44,000
  71,348 Sunbeam Corp.*+..........................................       294,311
  16,000 Windmere-Double Holdings Inc.*...........................       240,000
--------------------------------------------------------------------------------
                                                                       9,560,404
--------------------------------------------------------------------------------
 Household Products & Wares -- 2.2%
   5,155 CSS Industries, Inc.*....................................        98,267
  14,400 Central Garden & Pet Co.*................................       138,600
 319,800 Ennis Business Forms, Inc. ..............................     2,338,538
  17,853 John H. Harland Co. .....................................       275,606
 148,500 Jostens Inc. ............................................     3,573,281
  69,318 Pennzoil-Quaker State Co. ...............................       606,533
   9,541 Playtex Products, Inc.*..................................       130,592

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Small Capitalization Value Equity Investments


 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Household Products & Wares -- 2.2% (continued)
 153,796 Russ Berrie & Co., Inc. .................................  $  2,826,002
   3,080 The Scotts Co., Class A Shares*..........................       100,100
  12,217 Standard Register Co. ...................................       166,457
  22,732 Tupperware Corp. ........................................       390,706
 448,600 Wallace Computer Services, Inc. .........................     4,682,263
--------------------------------------------------------------------------------
                                                                      15,326,945
--------------------------------------------------------------------------------
 Housewares -- 0.6%
 429,009 Enesco Group, Inc. ......................................     3,110,315
   7,341 Libbey, Inc. ............................................       197,289
  45,900 Metromedia International Group, Inc.*....................       315,563
   5,809 Mikasa, Inc. ............................................        53,007
   6,705 National Presto Industries, Inc. ........................       212,046
  10,919 Toro Co. ................................................       361,692
--------------------------------------------------------------------------------
                                                                       4,249,912
--------------------------------------------------------------------------------
 Insurance -- 4.6%
   9,070 Acceptance Insurance Cos, Inc.*..........................        37,414
  36,250 Alfa Corp. ..............................................       593,594
   4,421 Alleghany Corp.*.........................................       822,030
   6,900 American Annuity Group, Inc. ............................       107,813
 113,124 Amerus Life Holdings, Inc., Class A Shares...............     2,297,831
  15,196 Argonaut Group, Inc. ....................................       288,724
  52,000 Arthur J. Gallagher & Co. ...............................     2,658,500
  12,100 Baldwin & Lyons, Inc., Class B Shares....................       219,313
   1,838 E.W. Blanch Holdings, Inc. ..............................        86,386
  14,376 CNA Surety Corp. ........................................       163,527
  12,500 Chicago Title, Corp. ....................................       581,250
  23,345 Commerce Group, Inc. ....................................       697,432
  13,978 Delphi Financial Group, Class A Shares*..................       368,670
  23,672 Enhance Financial Services Group.........................       278,146
  11,484 FBL Financial Group, Inc., Class A Shares................       185,180
   4,800 Farm Family Holdings, Inc.*+.............................       169,200
  21,149 Fidelity National Financial, Inc. .......................       265,684
  51,055 First American Financial Corp. ..........................       593,514
   8,983 Foremost Corp. of America................................       261,068
  24,804 Frontier Insurance Group, Inc. ..........................        46,508
 308,100 HCC Insurance Holdings Inc. .............................     3,928,275
 107,750 HSB Group, Inc. .........................................     2,666,813
  12,600 Harleysville Group, Inc. ................................       164,588
  36,500 Horace Mann Educators Corp...............................       565,750
   6,168 Kansas City Life Insurance Co. ..........................       197,376
  12,600 LandAmerica Financial Group, Inc.........................       226,800
  36,110 Leucadia National Corp. .................................       771,851
  14,298 Liberty Corp. ...........................................       480,770
  11,800 Liberty Financial Co. ...................................       227,888
  16,960 MMI Co., Inc. ...........................................       160,060
   3,326 Markel Corp.*+...........................................       434,875
  21,988 Medical Assurance, Inc.*.................................       431,515
   3,600 Midland Co. .............................................        81,000
  42,400 Mony Group, Inc. ........................................     1,213,700
   2,059 National Western Life Insurance, Class A Shares*.........       143,101
  55,540 Ohio Casualty Corp. .....................................       687,308
  10,000 Pico Holdings Inc.*......................................       132,500
  15,700 PMA Capital Corp., Class A Shares........................       290,450
   5,193 Penn Treaty American Corp.*..............................        68,807

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Small Capitalization Value Equity Investments


 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Insurance -- 4.6% (continued)
   7,400 Philadelph Consolidated Holding Corp.*...................  $    108,688
 185,971 Presidential Life Corp. .................................     2,905,797
   8,790 Professional Group, Inc.*................................       175,800
   7,012 RLI Corp. ...............................................       209,045
  29,634 Radian Group, Inc. ......................................     1,027,929
  55,700 Reliance Group Holdings Inc. ............................       247,169
   8,312 Risk Capital Holdings, Inc.*.............................       126,758
  11,244 SCPIE Holdings, Inc. ....................................       354,889
 163,274 Selective Insurance Group Inc. ..........................     2,520,542
   9,100 StanCorp Financial Group, Inc. ..........................       224,088
  11,998 State Auto Financial Corp. ..............................        94,484
  10,700 Stewart Info Service Corp. ..............................       146,456
  13,500 Superior National Insurance Group, Inc.*.................        48,094
   8,780 Trenwick Group, Inc. ....................................       115,786
  11,120 Triad Guaranty Inc.*.....................................       233,520
  31,500 UICI*....................................................       275,625
   7,600 Unistar Financial Service Corp.*+........................             1
   5,951 United Fire & Casualty Co. ..............................       119,020
  15,435 W.R. Berkley Corp. ......................................       247,925
   9,015 Zenith National Insurance Corp. .........................       190,442
--------------------------------------------------------------------------------
                                                                      32,967,269
--------------------------------------------------------------------------------
 Investment Companies -- 0.1%
  42,000 Allied Capital Corp. ....................................       729,750
   2,800 Medallion Financial Co. .................................        51,100
--------------------------------------------------------------------------------
                                                                         780,850
--------------------------------------------------------------------------------
 Iron & Steel -- 1.0%
 115,500 Bethlehem Steel Corp.*...................................       656,906
  16,170 Carpenter Technology Corp. ..............................       359,783
  89,756 Cleveland-Cliffs Inc. ...................................     2,238,290
   6,460 Gibraltar Steel Corp. ...................................       109,013
  83,500 LTV Corp. ...............................................       276,594
   7,500 Lone Star Technologies, Inc*.............................       281,250
  18,465 National Steel Corp., Class B Shares.....................       129,255
  21,440 Oregon Steel Mills Inc. .................................        88,440
  14,915 Reliance Steel & Aluminum Co. ...........................       288,978
   7,182 Rouge Industries, Inc., Class A Shares+..................        55,212
 177,983 Ryerson Tull, Inc. ......................................     2,358,275
     851 Shiloh Industries, Inc.*.................................         8,882
   2,400 Steel Dynamics Inc. .....................................        36,900
--------------------------------------------------------------------------------
                                                                       6,887,778
--------------------------------------------------------------------------------
 Leisure Time -- 0.2%
  43,994 AMF Bowling, Inc.*+......................................       142,981
  16,653 Arctic Cat Inc. .........................................       168,612
  40,630 Callaway Golf Co. .......................................       487,560
   4,600 Direct Focus Inc.*.......................................       128,513
   9,200 Family Golf Centers Inc.*................................        11,500
   2,822 Polaris Industries, Inc. ................................        86,424
   3,900 WMS Industries, Inc.*....................................        44,363
--------------------------------------------------------------------------------
                                                                       1,069,953
--------------------------------------------------------------------------------
 Lodging -- 0.2%
  29,322 Boca Resorts Inc., Class A Shares*.......................       263,898
   2,400 Choice Hotels International, Inc.*.......................        39,900
   7,800 Cretline Capital Corp.*..................................       141,375
  32,300 Extended Stay America Inc.*..............................       209,950

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Small Capitalization Value Equity Investments


 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Lodging -- 0.2% (continued)
  19,800 Lodgian, Inc.*+..........................................  $     79,200
  19,748 Marcus Corp. ............................................       206,120
  42,752 Prime Hospitality Corp. .................................       363,392
 118,222 Wyndham International, Class A Shares*...................       280,777
--------------------------------------------------------------------------------
                                                                       1,584,612
--------------------------------------------------------------------------------
 Machinery - Construction & Mining -- 0.1%
  11,421 Commercial Intertech Corp. ..............................       205,578
  13,526 JLG Industries, Inc. ....................................       121,734
   4,679 Manitowoc Co., Inc. .....................................       126,027
   5,000 Terex Corp.*.............................................        59,375
--------------------------------------------------------------------------------
                                                                         512,714
--------------------------------------------------------------------------------
 Machinery - Diversified -- 3.5%
  54,350 Agco Corp. ..............................................       597,850
 188,643 Albany International Corp., Class A Shares*..............     2,735,324
   2,600 Allied Products Corp. ...................................         8,613
  18,854 Applied Industrial Tech, Inc. ...........................       341,729
   6,200 Asyst Technologies Inc.*+................................       284,425
  10,100 Brooks Automation Inc.*..................................       729,725
  11,014 Columbus McKinnon Corp. .................................       165,210
   8,479 Detroit Diesel Corp. ....................................       142,023
  17,230 Esterline Technologies, Corp.*...........................       191,684
  15,087 FSI International, Inc.*.................................       295,139
  33,158 Flowserve Corp. .........................................       381,317
  12,100 Gardner Denver, Inc.*....................................       229,900
 177,960 Gerber Scientific Inc. ..................................     2,980,830
 105,000 Gleason Corp. ...........................................     2,395,313
  16,309 IDEX Corp. ..............................................       403,648
  32,561 Imation Corp.*...........................................     1,007,356
  19,300 Kulicke & Soffa Industries Inc.*.........................     1,534,350
   1,100 Lindsay Manufacturing Co. ...............................        18,494
 409,000 Magnetek Inc.*...........................................     3,527,625
   5,809 Nacco Industries, Class A Shares.........................       252,328
   5,677 Nordson Corp. ...........................................       219,984
   2,000 Presstek Inc.*...........................................        47,500
   6,758 Robbins & Myers, Inc. ...................................       127,557
   8,100 Sauer, Inc. .............................................        64,800
  13,034 Speedfam-Ipec, Inc.*.....................................       375,542
  24,601 Stewart & Stevenson Services, Inc. ......................       241,397
  47,000 Tecumseh Products Co., Class A Shares....................     2,026,875
   3,750 Tennant Co. .............................................       120,000
  15,060 Thomas Industries, Inc. .................................       282,375
 288,200 Unova Inc.*..............................................     3,332,313
--------------------------------------------------------------------------------
                                                                      25,061,226
--------------------------------------------------------------------------------
 Manufacturing - Miscellaneous -- 4.1%
  16,500 ABC-NACO, Inc.*..........................................       207,281
  18,464 A.O. Smith Corp. ........................................       318,504
  23,492 Aptargroup Inc. .........................................       562,340
 167,782 Barnes Group, Inc. ......................................     2,380,407
   6,646 Blount International Inc.*...............................        91,798
   6,200 Cuno Inc.*...............................................       151,125
 150,631 Clarcor Inc. ............................................     2,927,890
  10,800 Dexter Corp. ............................................       498,150
  16,770 Donaldson Co., Inc. .....................................       381,518
  14,520 Gentek, Inc. ............................................       196,020
  28,705 Griffon Corp.*...........................................       240,404

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Small Capitalization Value Equity Investments


 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Manufacturing - Miscellaneous -- 4.1% (continued)
 145,525 Harsco Corp..............................................  $  3,610,839
  11,600 Hexcel Corp.*............................................        56,550
  15,300 Justin Industries, Inc...................................       276,356
  82,000 Lancaster Colony Corp. ..................................     2,439,500
  15,423 Lydall, Inc.*............................................       108,925
  42,100 Mark IV Industries, Inc. ................................       842,000
  26,191 Mascotech Inc. ..........................................       366,674
  11,504 Myers Industries, Inc. ..................................       163,213
   2,140 NCH Corp. ...............................................        84,798
  44,206 Pittston Brink's Group...................................       790,182
  40,933 Polaroid Corp.+..........................................     1,025,883
  16,900 Polymer Group, Inc. .....................................       252,444
 101,800 Roper Industries, Inc. ..................................     2,774,050
  11,200 SPS Technologies, Inc.*..................................       366,100
   3,000 Scott Technologies, Inc.*................................        57,750
   3,981 Standex International Corp. .............................        62,950
 317,400 Sturm Ruger & Co., Inc. .................................     3,094,650
   2,100 Tredegar Corp. ..........................................        59,325
 125,860 Trinity Industries, Inc. ................................     2,784,653
     350 Tyco International Ltd. .................................        13,278
 229,797 Westinghouse Air Brake Co. ..............................     2,183,072
--------------------------------------------------------------------------------
                                                                      29,368,629
--------------------------------------------------------------------------------
 Media -- 1.4%
   1,400 Ackerley Group, Inc. ....................................        17,938
  87,200 Central Newspapers, Class A Shares.......................     2,490,650
   1,600 Entercom Communications Corp.*+..........................        67,300
   9,900 Gray Communications Systems, Inc. .......................       159,019
 266,800 Hollinger International, Inc.+...........................     3,218,275
  14,900 Journal Register Co.*....................................       204,875
 116,200 Lee Enterprises, Inc. ...................................     2,418,413
   6,716 On Command Corp.*........................................       114,172
   5,700 Pulitizer, Inc. .........................................       221,231
     500 Radio One Inc.*..........................................        32,875
   9,610 Scholastic Corp.*+.......................................       497,918
  21,500 Sinclair Broadcast Group, Class A Shares*................       204,250
   2,300 Source Media Inc.*+......................................        34,213
   2,100 Worldpages.com Inc.*+....................................        27,694
   2,800 Young Broadcasting Inc. Class A Shares*..................        67,550
  24,600 Ziff-Davis Inc.*.........................................       467,400
--------------------------------------------------------------------------------
                                                                      10,243,773
--------------------------------------------------------------------------------
 Metal Fabricate & Hardware -- 1.6%
   6,600 Alltrista Corp.*.........................................       154,275
   9,646 A.M. Castle & Co. .......................................       122,987
  86,238 Commercial Metal Co. ....................................     2,382,325
 219,761 Intermet Corp. ..........................................     2,472,311
  15,200 Kaydon Corp. ............................................       349,600
   5,278 Lawson Products, Inc. ...................................       118,755
  15,700 Maverick Tube Corp.*.....................................       353,250
  17,600 Metals USA, Inc. ........................................       136,400
  27,058 Mueller Industries, Inc.*................................       774,535
  97,700 Precision Castparts Corp. ...............................     2,521,881
  11,776 Quanex Corp. ............................................       250,976
  46,023 Timken Co. ..............................................       658,704
   8,000 Valmont Industries, Inc. ................................       121,000

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Small Capitalization Value Equity Investments


 SHARES                          SECURITY                             VALUE

-------------------------------------------------------------------------------
 Metal Fabricate & Hardware -- 1.6% (continued)
  11,117 Wolverine Tube, Inc.*...................................  $    143,826
  67,101 Worthington Industries, Inc. ...........................       889,088
-------------------------------------------------------------------------------
                                                                     11,449,913
-------------------------------------------------------------------------------
 Metals - Diversified -- 0.2%
  14,521 Brush Wellman, Inc. ....................................       243,227
  25,158 Kaiser Aluminum Corp.*..................................       143,086
   4,134 Maxxam Inc.*............................................       121,436
  14,312 RTI International Metals Inc.*..........................       101,079
  23,600 Southern Peru Cooper Corp. .............................       359,900
  14,000 Titanium Metals Corp.+..................................        63,875
  79,000 USEC Inc. ..............................................       281,438
-------------------------------------------------------------------------------
                                                                      1,314,041
-------------------------------------------------------------------------------
 Mining -- 0.0%
  15,604 Amcol International, Corp. .............................       245,763
   1,100 Battle Mountain Gold Co. ...............................         2,338
-------------------------------------------------------------------------------
                                                                        248,101
-------------------------------------------------------------------------------
 Office Furnishings -- 0.0%
   1,500 Compx International Inc. ...............................        27,938
  32,590 Interface, Inc .........................................       146,655
   3,960 Virco MFG Corp. ........................................        49,995
-------------------------------------------------------------------------------
                                                                        224,588
-------------------------------------------------------------------------------
 Office & Business Equipment -- 0.0%
  12,721 American Business Products, Inc. .......................       254,420
   2,972 General Binding Corp. ..................................        20,061
-------------------------------------------------------------------------------
                                                                        274,481
-------------------------------------------------------------------------------
 Oil & Gas Producers -- 4.2%
   2,400 Atwood Oceanics, Inc.*..................................       127,500
   2,000 Basin Exploration, Inc.*................................        21,125
   6,700 Belco Oil & Gas Corp.*..................................        47,738
 200,000 Berry Petroleum, Class A Shares.........................     3,575,000
  14,028 Tom Brown Inc.*.........................................       185,871
  17,329 Cabot Oil & Gas Corp., Class A Shares...................       274,015
  33,773 Chesapeake Energy Corp. ................................        99,208
 307,000 Cross Timbers Oil Co. ..................................     2,647,875
  33,500 EEX Corp.*..............................................        81,656
   6,765 Forest Oil Corp.*.......................................        55,388
 123,600 Grey Wolf, Inc.*........................................       432,600
  14,629 HS Resources, Inc.*.....................................       241,379
 106,000 Harken Energy Corp.*....................................        92,750
  44,200 Helmerich & Payne, Inc. ................................     1,176,825
   6,647 Houston Exploration Co.*................................       100,951
  72,300 Key Energy Services, Inc.*..............................       718,481
  17,747 Louis Dreyfus Natural Gas*..............................       366,032
  51,500 Marine Drilling Co., Inc.*..............................     1,174,844
  12,100 McMoRan Exploration Co.*................................       242,000
   3,042 Meridian Resource Corp.*................................        10,457
  18,400 Mitchell Energy & Development Corp., Class A Shares.....       397,900
 180,000 Mitchell Energy & Development Corp., Class B Shares.....     3,791,250
 120,200 Nabors Industries, Inc.*................................     4,312,175
   7,400 Newfield Exploration Co.*...............................       229,400
  15,068 Nuevo Energy Co.*.......................................       267,457
  51,295 Parker Drilling Co.*....................................       205,180

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Small Capitalization Value Equity Investments


 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Oil & Gas Producers -- 4.2% (continued)
  30,000 Patterson Energy Inc.*...................................  $    684,375
  75,000 Penn Virginia Corp. .....................................     1,228,125
  89,214 Pioneer Natural Resources Co.*...........................       741,591
  46,100 Pride International Inc.*................................       682,856
  75,600 St. Mary Land & Exploration Co. .........................     2,102,625
 273,000 Santa Fe Snyder Corp.*...................................     2,047,500
  17,340 Swift Energy Co.*........................................       204,829
  28,212 Tesoro Petroleum Corp.*..................................       260,961
  44,340 Valero Energy Corp. .....................................     1,130,670
   4,902 Vintage Petroleum Inc. ..................................        71,079
--------------------------------------------------------------------------------
                                                                      30,029,668
--------------------------------------------------------------------------------
 Oil & Gas Services -- 1.5%
   1,362 Eagle Geophysical, Inc.*+................................            54
   7,296 Friede Goldman Halter, Inc.*.............................        38,304
  16,500 Global Industries Ltd.*..................................       169,125
   4,200 Hanover Compressor Co.*+.................................       197,138
  12,200 IRI International Corp.*.................................        59,475
  40,317 Input/Output, Inc.*......................................       244,422
  44,300 National-Oilwell Inc.*+..................................     1,074,275
 270,600 Newpark Resources Inc.*..................................     2,114,063
  16,429 Oceaneering International, Inc.*.........................       312,151
  12,276 RPC Inc. ................................................        93,605
  10,408 Seacor Smit, Inc.*.......................................       504,788
  22,000 Seitel, Inc.*............................................       180,125
  26,500 Tuboscope Inc.*..........................................       442,219
  12,800 UTI Energy Corp.*........................................       410,400
  54,300 Varco International Inc.*................................       600,694
  22,700 Veritas DGC, Inc.*.......................................       454,000
 296,200 Stolt Comex Seaway S.A.*.................................     3,850,600
--------------------------------------------------------------------------------
                                                                      10,745,438
--------------------------------------------------------------------------------
 Packaging & Containers -- 0.2%
  13,400 ACX Technologies, Inc.*..................................        42,713
  13,500 Earthshell Corp.*+.......................................        81,844
  26,300 Gaylord Container Corp., Class A Shares*.................       141,363
  12,558 Greif Brothers Corp., Class A Shares*....................       395,577
  19,300 Ivex Packaging Corp.*....................................       145,956
  45,942 Longview Fiber Co. ......................................       625,960
   9,500 Shorewood Packaging Corp.*...............................       197,125
  10,736 Silgan Holdings, Inc.*...................................       135,542
--------------------------------------------------------------------------------
                                                                       1,766,080
--------------------------------------------------------------------------------
 Pharmaceuticals -- 1.3%
   1,200 Accredo Health Inc.*.....................................        35,400
  11,793 Bindley Western Industries, Inc. ........................       202,692
  13,816 Block Drug Co., Class A Shares...........................       454,201
  14,500 Carter-Wallace, Inc. ....................................       261,906
   2,100 Cell Pathways Inc.*+.....................................        98,700
   5,300 Cygnus Inc.*+............................................        97,719
 110,400 Dentsply International, Inc. ............................     2,829,000
  20,700 Dura Pharmaceuticals, Inc.*..............................       287,213
   4,800 Geltex Pharmaceuticals, Inc.*+...........................       105,300
  21,300 Guilford Pharmaceuticals, Inc.*..........................       705,563
  10,200 Herbalife International, Class A Shares..................       153,000

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Small Capitalization Value Equity Investments


 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Pharmaceuticals -- 1.3% (continued)
   2,700 Macrochem Corp. of Delaware*.............................  $     18,225
   1,900 Mannatech Inc.*..........................................         9,025
  50,000 NBTY, Inc.*..............................................       703,125
   3,700 NCS Healthcare, Inc., Class A Shares*+...................         8,441
  10,848 Neurogen Corp.*..........................................       458,328
   2,300 Omega Protein Corp.*.....................................         7,331
   3,200 Pathogenesis Corp.*......................................        98,800
  55,082 Perrigo Co.*.............................................       404,508
   2,000 Pharmaceutical Resources Inc.*...........................         8,500
  65,400 Sicor, Inc.*.............................................       649,913
   1,600 Theragenics Corp.*.......................................        22,100
  22,000 Twinlab Corp.*...........................................       136,125
  20,400 Vertex Pharmaceuticals, Inc.*............................     1,481,550
  10,756 Veterinary Centers of America*...........................       118,988
--------------------------------------------------------------------------------
                                                                       9,355,653
--------------------------------------------------------------------------------
 Pipelines -- 1.0%
 128,376 Equitable Resources Inc. ................................     4,846,194
  54,000 National Fuel Gas Co. ...................................     2,210,625
  13,700 Transmontaigne, Inc.*....................................        89,050
  13,683 Western Gas Resources, Inc. .............................       188,141
--------------------------------------------------------------------------------
                                                                       7,334,010
--------------------------------------------------------------------------------
 Real Estate -- 8.6%
   9,350 Alexandria Real Estate Equities, Inc. ...................       285,759
  16,400 American Industries Properties REIT......................       176,300
  12,810 Amli Residential Properties Trust........................       261,804
  14,800 Associated Estates Realty Corp. .........................       131,350
  18,155 Bedford Property Investors, Inc. ........................       304,096
  15,719 Boykin Lodging Co. ......................................       186,663
  22,476 Bradley Real Estate, Inc. ...............................       391,925
  32,400 Brandywine Realty Trust..................................       518,400
  40,013 BRE Properties, Class A Shares...........................       945,307
  28,800 Burnham Pacific Property, Inc. ..........................       286,200
 176,100 Cabot Industrial Trust...................................     3,257,850
  35,977 Camden Property Trust....................................       964,633
  20,100 Capital Automotive REIT..................................       251,250
  14,299 Capstead Mortgage Corp. .................................        59,877
  12,537 Castle & Cooke Inc.*.....................................       168,466
   5,900 CB Richard Ellis Services Inc.*..........................        61,213
  19,996 CBL & Associates Properties, Inc. .......................       447,411
  20,700 Center Trust, Inc. ......................................       157,838
  18,296 Centerpoint Properties Corp. ............................       664,374
   9,645 Chateau Communities, Inc. ...............................       238,714
  11,430 Chelsea GCA Realty Inc. .................................       302,895
  23,200 Colonial Properties Trust................................       578,550
  26,879 Commercial Net Lease Realty..............................       273,830
  35,200 Cornerstone Realty Income Trust, Inc. ...................       352,000
  19,908 Crown American Realty....................................       115,715
  53,100 Developers Divers Realty Corp. ..........................       610,650
  14,102 EastGroup Properties, Inc. ..............................       277,633
  13,000 Entertainment Properties Trust...........................       180,375
  31,859 Equity Inns, Inc. .......................................       207,084
  16,580 Essex Property Trust, Inc. ..............................       584,445
  27,048 Federal Realty Investment Trust..........................       520,674
  33,969 First Industrial Realty Trust, Inc. .....................       883,194
   8,100 First Washington Realty Trust, Inc. .....................       159,469

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Small Capitalization Value Equity Investments


 SHARES                          SECURITY                             VALUE

-------------------------------------------------------------------------------
 Real Estate -- 8.6% (continued)
   2,400 Forest City Enterprises, Class A Shares.................  $     65,400
 125,000 Franchise Financial Corp. ..............................     2,812,500
  23,386 Gables Residential Trust................................       514,492
  27,594 Glenborough Realty Trust, Inc. .........................       412,185
 180,600 Glimcher Realty Trust...................................     2,234,925
   7,350 Golf Trust of America Inc. .............................       135,056
  14,720 Great Lakes REIT, Inc. .................................       222,640
 135,793 Health Care Properties Investment, Inc. ................     3,377,851
  25,246 Health Care REIT, Inc. .................................       392,891
  35,570 Healthcare Realty Trust, Inc. ..........................       578,013
  17,952 Home Properties of New York, Inc. ......................       480,216
  45,256 Hospitality Properties Trust............................       876,835
  22,700 Imperial Credit Commercial Mortgage Investment Corp. ...       259,631
 305,801 Innkeepers USA Trust....................................     2,408,183
   6,188 Insignia Financial Group, Inc.*.........................        73,483
  29,500 IRT Property Co. .......................................       232,313
  30,330 JDN Realty Corp. .......................................       326,048
  12,200 JP Realty Inc. .........................................       220,363
  25,806 Kilroy Realty Corp. ....................................       551,603
  24,981 Koger Equity, Inc. .....................................       441,851
  13,400 Konover Property Trust, Inc. ...........................        75,375
  12,000 Lasalle Hotel Properties................................       150,000
  15,000 Lexington Corporate Properties Trust....................       155,625
  21,707 LNR Property Corp. .....................................       423,287
  24,183 LTC Properties, Inc. ...................................       142,075
  27,800 The Macerich Co. .......................................       559,475
  11,900 Manufactured Home Communities, Inc. ....................       272,213
  42,410 Meristar Hospitality, Corp. ............................       675,909
  11,300 MGI Properties, Inc. ...................................        58,619
  17,300 Mid-America Apartment Communities, Inc. ................       395,738
 144,573 National Golf Properties, Inc. .........................     3,117,355
  23,012 National Health Investors Inc. .........................       306,347
  42,352 Nationwide Health Properties, Inc. .....................       484,401
 140,000 New Plan Excel Realty Trust, Inc. ......................     1,951,250
  17,340 Omega Healthcare Investors, Inc. .......................       104,040
  15,614 Pacific Gulf Properties, Inc. ..........................       315,208
   7,700 Pan Pacific Retail Properties, Inc. ....................       138,119
   9,200 Parkway Properties Inc. of Maryland.....................       272,550
  21,800 PC Business Parks Inc. of California....................       476,875
   9,400 Pennsylvania Real Estate Investment Trust...............       155,688
  22,800 Pinnacle Holdings, Inc.*................................     1,333,800
 154,922 Prentiss Properties Trust...............................     3,185,584
   7,400 Prime Group Realty Trust................................       102,213
  39,041 Prime Retail, Inc. .....................................        90,282
  24,921 Realty Income Corp. ....................................       518,668
  36,800 Reckson Associates Realty Corp. ........................       680,800
   6,600 Redwood Trust, Inc. ....................................        79,613
  32,288 Regency Realty Corp. ...................................       611,454
  23,400 RFS Hotel Investors, Inc. ..............................       248,625
   9,600 Saul Centers Inc. ......................................       137,400
  35,800 Security Capital Group, Class B Shares*.................       463,163
 136,579 Shurgard Storage Centers, Class A Shares................     3,226,679
  20,000 SL Green Realty Corp. ..................................       465,000
  11,900 Sovran Self Storage, Inc. ..............................       225,356
  25,888 Storage USA, Inc. ......................................       813,854
  20,314 Summit Properties, Inc. ................................       385,966
  16,226 Sun Communities, Inc. ..................................       478,667

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Small Capitalization Value Equity Investments


 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Real Estate -- 8.6% (continued)
   4,744 Tanger Factory Outlet Center, Inc. ......................  $     92,212
  32,200 Taubman Centers, Inc. ...................................       334,075
  18,826 Thornburg Mortgage Asset Corp. ..........................       151,785
 322,900 United Dominion Realty Trust.............................     3,229,000
   9,100 Urban Shopping Centers, Inc. ............................       252,525
  13,400 US Restaurant Properties, Inc.+..........................       176,713
  39,500 Ventas, Inc. ............................................       133,313
  22,385 Walden Residential Properties, Inc. .....................       516,254
   6,163 Washington Real Estate Investors.........................        94,756
  20,500 Weingarten Realty Investors..............................       768,750
  18,900 Wellsford Real Properties Inc.*..........................       144,113
  16,300 Western Properties Trust.................................       173,188
  25,000 Westfield America, Inc. .................................       353,125
--------------------------------------------------------------------------------
                                                                      61,119,505
--------------------------------------------------------------------------------
 Retail -- 3.4%
  25,900 Advantica Restaurant Group*..............................        44,516
   5,500 Ames Department Stores, Inc.*............................        77,688
   1,539 AnnTaylor Stores Corp.*..................................        29,337
   5,800 Applebees International, Inc. ...........................       163,306
   7,300 Avado Brands, Inc. ......................................        31,709
   9,300 barnesandnoble.com, Inc.*................................        74,400
  34,557 Bob Evans Farms, Inc. ...................................       468,679
  10,300 Boise Cascade Office Products*...........................       153,213
  16,800 The Bombay Co., Inc.*....................................        60,900
  38,142 Borders Group, Inc.*.....................................       469,623
 216,100 Brown Shoe Co., Inc......................................     2,269,050
  37,963 Buffets Inc.*............................................       329,804
 182,180 Burlington Coat Factory Warehouse Corp. .................     2,083,684
  54,411 CBRL Group, Inc. ........................................       503,302
  17,950 CKE Restaurants, Inc. ...................................       114,431
   6,400 Casey's General Stores, Inc. ............................        53,600
  24,312 Cash America International, Inc. ........................       273,510
  11,500 Cato Corp., Class A Shares...............................       115,000
  87,121 Charming Shoppes Inc.*...................................       522,726
     600 Cheap Tickets, Inc.*+....................................         9,488
 130,100 Claire's Stores, Inc. ...................................     2,268,619
  70,081 CompUSA, Inc.*...........................................       700,810
   4,510 Consolidated Products, Inc.*.............................        45,382
   6,300 Cyberian Outpost, Inc.*+.................................        55,519
   2,400 David's Bridal Inc.*.....................................        22,500
   1,500 Deb Shops, Inc. .........................................        23,250
   8,782 Discount Auto Parts, Inc.*...............................        95,504
  14,500 Dress Barn, Inc.*........................................       210,250
   1,000 Fatbrain.com, Inc.*+.....................................        17,750
   7,700 The Finish Line, Class A Shares*.........................        46,200
  10,329 Footstar Inc.*...........................................       254,997
   8,900 Goody's Family Clothing, Inc.*...........................        62,300
  14,400 Gymboree Corp.*..........................................        67,500
 263,000 Haverty Furniture Cos., Inc. ............................     2,843,688
  48,826 Heilig-Meyers Co. .......................................       158,685
  32,900 Homebase Inc.*+..........................................        84,306
   2,602 IHOP Corp.*..............................................        40,168
  15,000 Intertan, Inc.*..........................................       134,063
  13,900 Jo-Ann Stores, Inc. Class A Shares*......................       125,100
   1,610 Lands' End, Inc.*........................................        53,432
  22,838 Landry's Seafood Restaurants, Inc.*......................       161,293

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Small Capitalization Value Equity Investments


 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Retail -- 3.4% (continued)
   1,300 Lithia Motors, Inc., Class A Shares*.....................  $     19,419
  32,539 Lone Star Steakhouse & Saloon, Inc.*.....................       288,784
 239,886 Luby's, Inc. ............................................     2,503,810
  10,615 Michaels Stores, Inc.*...................................       287,932
   3,800 Movado Group, Inc. ......................................        68,400
   6,100 O' Charleys, Inc.*.......................................        68,625
  80,718 Officemax Inc.*..........................................       570,071
   2,400 P.F.Changs China Bistro, Inc.*...........................        72,150
  39,986 Pep Boys-Manny, Moe & Jack...............................       247,413
  20,100 Petco Animal Supplies, Inc.*.............................       216,075
   9,200 Pier 1 Imports Inc. .....................................        80,500
   1,100 RARE Hospitality International, Inc.*....................        20,763
   4,638 Ruby Tuesday Inc. .......................................        78,556
  32,100 Ryan's Family Steak Houses, Inc.*........................       306,956
  57,700 7-Eleven, Inc.*..........................................       149,659
  27,042 Shopko Stores, Inc.*.....................................       449,573
   6,125 Smart & Final, Inc. .....................................        35,219
  15,138 Spiegel Inc., Class A Shares*............................       108,804
   4,900 Stein Mart, Inc.*........................................        21,131
  30,400 Systemax, Inc.*..........................................       300,200
   7,146 Talbots, Inc. ...........................................       258,596
   5,400 Tractor Supply Co.*......................................        97,200
  12,600 Trans World Entertainment Corp.*.........................       133,875
   2,400 Tuesday Morning Corp.*...................................        31,200
  18,653 United Auto Group, Inc.*.................................       156,219
  12,400 United Retail Group, Inc.*...............................       155,775
  23,600 U.S. Office Products Co.*................................        64,900
  11,543 Value City Dept Stores, Inc.*............................       152,223
   2,900 Value America Inc.*+.....................................        11,963
   5,100 West Marine, Inc.*.......................................        43,988
 225,000 World Fuel Services Corp. ...............................     1,603,125
--------------------------------------------------------------------------------
                                                                      23,922,386
--------------------------------------------------------------------------------
 Savings & Loans -- 3.0%
   9,000 Alliance Bancorp.........................................       164,813
  22,600 Anchor Bancorp Wisconsin, Inc. ..........................       303,688
  52,900 Andover Bancorp, Inc. ...................................     1,415,075
  28,900 Bank United Corp., Class A Shares+.......................       756,819
  32,498 Bankatlantic Bancorp Inc., Class A Shares+...............     1,298,594
 310,112 Bankatlantic Bancorp Inc., Class B Shares................       192,957
  12,100 Brookline Bancorp, Inc. .................................       114,194
  17,800 CFS Bancorp, Inc. .......................................       156,863
  70,900 Capitol Federal Financial Corp. .........................       677,981
 130,000 Commercial Federal Corp. ................................     1,681,875
  11,734 Commonwealth Bancorp, Inc. ..............................       183,450
 161,800 Dime Bancorp, Inc. ......................................     1,971,938
  11,694 Dime Community Bancshares................................       173,810
  19,128 Downey Financial Corp. ..................................       376,583
   9,336 First Federal Capital Corp. .............................       100,362
   9,680 First Financial Holdings, Inc. ..........................       147,620
   8,000 First Indiana Corp. .....................................       162,000
  37,207 First Sentinel Bancorp, Inc. ............................       306,958
  10,155 First Washington Bancorp, Inc. ..........................       142,170
  16,000 FirstFed Financial Corp. ................................       204,000
   5,534 Flagstar Bancorp, Inc. ..................................        71,250
 215,300 Golden State Bancorp*+...................................     2,771,988
  11,400 Harbor Florida Bancshares................................       119,700

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Small Capitalization Value Equity Investments


 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Savings & Loans -- 3.0% (continued)
   5,900 Harris Financial Inc. ...................................  $     36,875
  12,500 Hudson River Bancorp.....................................       129,688
  65,400 Independence Community Bank..............................       723,488
  63,500 Indymac Mortgage Holdings................................       805,656
  21,609 MAF Bancorp, Inc. .......................................       367,353
   9,000 Niagara Bancorp, Inc. ...................................        81,000
  12,800 Northwest Bancorp, Inc. .................................        88,000
  12,098 OceanFirst Financial Corp. ..............................       192,812
  33,900 Ocwen Financial Corp.*...................................       201,281
   1,600 PBOC Holdings, Inc.*.....................................        13,700
  11,469 PFF Bancorp, Inc. .......................................       173,469
   6,382 Queens County Bancorp, Inc. .............................       121,258
  28,000 Richmond County Financial Corp. .........................       467,250
   7,400 ST Francis Capital Corp. ................................       107,763
  19,700 Seacoast Financial Services Corp. .......................       194,538
  35,800 Staten Island Bancorp, Inc. .............................       595,175
  25,300 United Community Financial Corp. ........................       177,100
 179,421 Washington Federal Inc. .................................     2,747,384
  35,210 Webster Financial Corp. .................................       743,811
   8,455 Westcorp.................................................       108,330
      27 Wilshire Financial Services Group*.......................            32
--------------------------------------------------------------------------------
                                                                      21,570,651
--------------------------------------------------------------------------------
 Semiconductors -- 1.7%
  14,300 Actel Corp.*.............................................       465,644
  21,800 Alliance Semiconductor Corp.*............................       544,319
   7,100 Amkor Technology, Inc.*..................................       368,756
  59,735 Cirrus Logic, Inc.*......................................     1,243,235
  39,900 Cypress Semiconductor Corp.*.............................     1,820,438
     400 Dupont Photomasks, Inc.*.................................        23,400
  24,400 ESS Technology*..........................................       379,725
  15,534 Electroglas Inc.*........................................       601,943
  12,900 EXAR Corp.*..............................................       895,744
   1,900 HI/FN Inc.*+.............................................       143,213
  26,182 International Rectifier Corp.*...........................     1,096,371
   9,100 Lam Research Corp.*+.....................................     1,420,738
  29,600 MEMC Electronic Materials, Inc.*.........................       516,150
     400 Maker Communications, Inc.*..............................        25,850
  11,600 Phoenix Technology Ltd.*.................................       331,325
   1,100 Photronics Inc.*.........................................        46,819
  23,954 Pioneer Standard Electronics, Inc. ......................       440,155
  26,311 Silicon Valley Group, Inc.*..............................       665,997
     936 Siliconix Inc.*..........................................        75,816
   9,606 Ultratech Stepper, Inc.*.................................       168,105
   9,670 Varian Semiconductor Equipment Associates, Inc.*.........       562,069
--------------------------------------------------------------------------------
                                                                      11,835,812
--------------------------------------------------------------------------------
 Shipbuilding -- 0.4%
 100,000 Newport News Shipbuilding Inc. ..........................     2,831,250
--------------------------------------------------------------------------------
 Software -- 1.0%
     700 About.com, Inc.*.........................................        49,175
     500 Allaire Corp.*...........................................        64,688
  14,599 Applied Graphics Technologies, Inc.*.....................        62,046
     900 AppliedTheory Corp.*.....................................        25,481
  14,900 Ashton Technology Group, Inc.*...........................       151,794
   8,100 Aspen Technology Inc. ...................................       362,475

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Small Capitalization Value Equity Investments


 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Software -- 1.0% (continued)
   1,200 Autoweb.com, Inc.*.......................................  $      7,200
  13,300 Avid Technology Inc.*....................................       233,581
     700 Cais Internet, Inc.*.....................................        26,775
     546 CMGI Inc.*+..............................................        70,741
   1,300 Documentum, Inc.*........................................        98,069
   2,400 Efax.com*+...............................................        15,900
   4,500 Fidelity Holdings, Inc.*+................................        68,625
     900 Flashnet Communications Inc.*............................         6,188
   9,100 GT Interactive Software Corp.*...........................        36,969
   3,100 Hearme Inc.*.............................................        64,519
     500 Informatica Corp.*.......................................        85,750
  25,445 Information Resources, Inc.*.............................       198,789
   1,200 Intraware Inc.*..........................................        91,725
  10,400 JDA Software Group, Inc.*................................       210,600
     700 Juno Online Services, Inc.*..............................        16,188
   5,500 Launch Media Inc.*.......................................       107,250
   6,000 Leran2.com Inc.*.........................................        36,563
   7,800 Manugistics Group, Inc.*.................................       443,138
     500 Media Metrix, Inc.*......................................        17,563
   2,400 Midway Games, Inc.*......................................        35,550
   1,000 Neon Systems*............................................        33,500
     700 Net Perceptions, Inc.*...................................        34,213
   1,100 Netobjects Inc.*.........................................        40,975
   1,800 Onemain.com Inc.*........................................        23,063
   6,200 Onhealth Network Co.*....................................        58,125
     900 Onyx Software Corp.*.....................................        71,775
  21,500 Pegasystems, Inc.*.......................................       505,250
 157,400 Policy Management Systems Corp.*.........................     1,396,925
   4,600 Proxicom Inc.*+..........................................       192,625
   4,800 Quadramed Corp.*.........................................        43,200
   7,100 Rare Medium Group, Inc.*.................................       426,000
     800 Sagent Technology, Inc.*.................................        13,950
   1,100 Serena Software, Inc.*...................................        46,406
     200 Silknet Software, Inc.*..................................        44,813
   1,700 Softnet Systems, Inc.*...................................        62,900
   2,900 Structural Dynamics Research Corp.*......................        41,325
  62,200 Sybase Inc.*.............................................     1,558,888
     700 Tenfold Corp.*...........................................        35,131
   1,100 Worldgate Communications, Inc.*..........................        37,950
     254 Zap.com Corp.*...........................................         2,223
--------------------------------------------------------------------------------
                                                                       7,256,579
--------------------------------------------------------------------------------
 Telecommunication Equipment -- 1.1%
  25,427 Allen Telecom Inc.*......................................       349,621
  56,006 Andrew Corp.*............................................     1,386,149
   2,000 Cellnet Data Systems, Inc.*+.............................         2,875
   7,300 Commscope Inc.*..........................................       284,244
   1,000 Com21, Inc.*.............................................        70,000
  56,548 Glenayre Technologies, Inc.*.............................     1,123,892
   1,100 IPC Communications, Inc.*+...............................       262,900
  21,400 MRV Communications, Inc.*+...............................     3,355,788
  16,560 Network Equipment Tech, Inc.*............................       173,880
     700 Northeast Optic Network, Inc.*...........................        78,575
  18,000 P-Com Inc.*..............................................       328,500
   6,500 Paging Network, Inc.*+...................................        18,891
  38,349 Picturetel Corp.*........................................       290,014
   2,178 Superior Telecom, Inc. ..................................        27,225

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Small Capitalization Value Equity Investments


 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Telecommunication Equipment -- 1.1% (continued)
     929 Telxon, Corp. ...........................................  $     19,974
   1,700 Tut Systems, Inc.*.......................................        71,188
   2,700 Weblink Wireless Inc., Class A Shares*...................        48,600
--------------------------------------------------------------------------------
                                                                       7,892,316
--------------------------------------------------------------------------------
 Telecommunications -- 0.4%
   1,430 Adaptive Broadband, Corp.*...............................       164,495
   1,000 Adelphia Business Solutions, Inc.*.......................        51,375
   2,100 American Mobile Satellite Corp.*.........................        60,900
  13,800 Aspect Communications Corp.*.............................       889,238
   8,600 CT Communications, Inc. .................................       477,300
  34,687 General Communication, Class A Shares*...................       229,801
     600 Inet Technologies, Inc.*.................................        26,025
     500 Latitude Communications, Inc.*...........................        10,553
   1,600 Leap Wireless International, Inc.*.......................       140,300
   1,200 Metricom Inc.*...........................................        93,450
   2,500 Omnipoint Corp.*+........................................       294,433
  11,800 PTEK Holdings, Inc.*.....................................       124,638
   2,700 Talk.com, Inc.*..........................................        45,563
   1,100 Viatel Inc.*.............................................        61,944
   1,500 West Teleservices Corp.*.................................        29,625
--------------------------------------------------------------------------------
                                                                       2,699,640
--------------------------------------------------------------------------------
 Textiles -- 0.1%
  13,200 Dan River Inc., Class A Shares*..........................        72,600
  14,991 Guilford Mills, Inc. ....................................       138,667
   7,720 Pillowtex Corp.+.........................................        33,775
   9,876 Spring Industries Inc., Class A Shares...................       349,981
  10,447 UniFirst Corp. ..........................................       105,123
--------------------------------------------------------------------------------
                                                                         700,146
--------------------------------------------------------------------------------
 Tobacco -- 0.6%
   7,890 Brooke Group, Ltd.+......................................       104,543
 445,900 Dimon Inc. ..............................................     1,086,871
   7,618 General Cigar Holdings, Inc.*............................       112,842
 163,400 Universal Corp. .........................................     2,675,675
--------------------------------------------------------------------------------
                                                                       3,979,931
--------------------------------------------------------------------------------
 Toys & Hobbies -- 0.0%
  23,600 Boyds Collection Ltd*....................................       150,450
   7,446 Department 56 Inc.*+.....................................       105,175
   5,186 Marvel Enterprises, Inc.*................................        32,088
--------------------------------------------------------------------------------
                                                                         287,713
--------------------------------------------------------------------------------
 Transportation -- 2.5%
  43,500 Airborne Freight Corp. ..................................       804,750
  39,000 Alexander & Baldwin Inc. ................................       798,281
  10,809 American Freightways Corp.*..............................       117,548
  17,291 Arnold Industries, Inc. .................................       204,240
   5,000 C.H. Robinson Worldwide, Inc. ...........................       255,000
  11,793 Circle International Group, Inc. ........................       288,181
  18,338 Consolidated Freightways Corp.*..........................       121,489
   4,100 Convenant Transport Inc., Class A Shares*................        47,150
  26,256 Florida East Coast Industries, Inc. .....................     1,069,922
 307,593 Fritz Cos., Inc.*........................................     2,576,091
     300 Gulfmark Offshore, Inc.*.................................         3,994
   8,800 Heartland Express, Inc.*.................................       125,675

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000

                 Small Capitalization Value Equity Investments


 SHARES                          SECURITY                             VALUE

-------------------------------------------------------------------------------
 Transportation -- 2.5% (continued)
   6,400 Hub Group, Inc., Class A Shares*........................  $    114,400
   4,563 Hvide Marine Inc.*+.....................................           707
      37 Hvide Marine Inc., Class A Warrants, expire 12/15/03*...           183
  19,200 J.B. Hunt Transport Services, Inc. .....................       220,790
   1,205 Kirby Corp.*............................................        23,347
   3,581 Landstar Systems, Inc.*.................................       201,207
   8,010 MS Carriers, Inc.*......................................       177,221
  17,918 Offshore Logistics, Inc.*...............................       178,060
  23,504 Overseas Shipholding Group, Inc. .......................       489,177
  11,578 Roadway Express, Inc. ..................................       238,796
  85,000 Sea Containers Ltd., Class A Shares.....................     2,082,490
   6,100 U.S. Xpress Enterprises Inc., Class A Shares*...........        42,690
  83,683 USFreightways Corp. ....................................     2,782,459
  28,776 Werner Enterprises, Inc. ...............................       384,879
  39,400 Wisconsin Central Transportation Corp.*.................       487,575
 242,722 Yellow Corp.*...........................................     3,883,552
-------------------------------------------------------------------------------
                                                                     17,719,854
-------------------------------------------------------------------------------
 Trucking & Leasing -- 0.5%
   7,479 Amerco*.................................................       128,078
  10,098 Interpool, Inc. ........................................        66,899
 305,653 Rollins Truck Leasing, Corp. ...........................     2,559,834
  12,071 XTRA Corp.*.............................................       480,577
-------------------------------------------------------------------------------
                                                                      3,235,388
-------------------------------------------------------------------------------
 Water -- 0.4%
   7,800 American States Water, Co...............................       210,113
  10,068 California Water Service Group..........................       270,578
   7,919 E'Town Corp.............................................       510,281
  28,529 Philadelphia Suburban Corp..............................       527,787
   1,900 SJW Corp................................................       213,988
  24,957 United Water Resources, Inc.............................       868,816
-------------------------------------------------------------------------------
                                                                      2,601,563
-------------------------------------------------------------------------------
         TOTAL COMMON STOCK (Cost -- $819,679,759)...............   694,933,418
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                 Small Capitalization Value Equity Investments

    FACE
   AMOUNT                         SECURITY                            VALUE
-------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 0.1%
   $500,000 U.S. Treasury Bill, 5.200% due 3/30/00..............   $    497,906
    200,000 U.S. Treasury Bill, 5.275% due 3/30/00..............        199,159
-------------------------------------------------------------------------------
            TOTAL U.S. TREASURY OBLIGATIONS (Cost -- $697,065)..        697,065
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 2.3%
 16,715,000 J.P. Morgan & Co., 5.760% due 3/1/00; Proceeds at
              maturity -- $16,717,674; (Fully collateralized by
              U.S. Treasury Notes & Bonds, 4.750% to 12.750% due
              5/25/00 to 8/15/26; Market value -- $16,242,978)
              (Cost -- $16,715,000).............................     16,715,000
-------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100% (Cost -- $837,091,824)....   $712,345,483
-------------------------------------------------------------------------------

 * Non-income producing security.
 + All or portion of this security is on loan (See Note 11).
** Aggregate cost for Federal income tax purposes is substantially the same.

                                  [PIE CHART]

                         Classification of Investments

U.S Treasury Obligations and Repurchase Agreement                2.4%
Real Estate                                                      8.6%
Other Common Stock                                              57.7%
Electric                                                         3.9%
Insurance                                                        4.6%
Retail                                                           3.4%
Manufacturing Miscellaneous                                      4.1%
Machinery-Diversified                                            3.5%
Oil & Gas Products                                               4.2%
Electronics                                                      3.4%
Banks                                                            4.2%


                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Small Capitalization Growth Investments


 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 COMMON STOCK -- 97.9%
--------------------------------------------------------------------------------
 Advertising -- 1.4%
  18,815 Advo Inc. ...............................................  $    522,116
  12,000 e4L, Inc.+...............................................        27,000
 124,600 Getty Images Inc.+.......................................     6,409,113
     200 Grey Advertising Inc.*...................................        79,200
  47,112 HA-LO Industries, Inc. ..................................       500,565
 200,300 Marketing Services Group, Inc. ..........................     5,307,950
   3,000 Modem Media Poppe Tyson, Inc. ...........................       238,125
 243,400 Penton Media, Inc. ......................................     6,389,250
  32,919 R.H. Donnelley Corp.*....................................       555,508
  91,100 Sitel Corp. .............................................       785,737
  29,600 True North Communications Inc.*..........................     1,095,200
  64,300 Valuevision International Inc., Class A Shares...........     3,215,000
--------------------------------------------------------------------------------
                                                                      25,124,764
--------------------------------------------------------------------------------
 Aerospace & Defense -- 0.5%
  19,700 Aeroflex Inc. ...........................................       896,350
  15,100 Alliant Techsystems, Inc. ...............................       817,287
  19,200 BE Aerospace, Inc. ......................................       170,400
   5,400 Heico Corp.*.............................................        78,638
   6,600 Kellstrom Industries Inc.+...............................        45,788
  87,200 L-3 Communications Holdings, Inc. .......................     3,711,450
  29,900 Orbital Sciences Corp. ..................................       523,250
  86,200 Titan Corp. .............................................     3,232,500
   3,200 Triumph Group Inc. ......................................        93,600
--------------------------------------------------------------------------------
                                                                       9,569,263
--------------------------------------------------------------------------------
 Agriculture -- 0.1%
  38,300 Cadiz, Inc. .............................................       466,781
  43,400 Delta & Pine Land Co.*...................................       778,488
  24,100 Hines Horticulture, Inc. ................................       192,800
   7,200 Tejon Ranch Co.*.........................................       180,900
--------------------------------------------------------------------------------
                                                                       1,618,969
--------------------------------------------------------------------------------
 Airlines -- 0.1%
  51,000 Airtran Holdings Inc. ...................................       208,781
   4,000 Amtran Inc. .............................................        67,500
  11,100 Atlantic Coast Airlines Holdings, Inc. ..................       198,413
   9,800 Frontier Airlines, Inc. .................................       109,025
  12,150 Mesaba Holdings, Inc. ...................................       138,966
   8,425 Midwest Express Holding Co. .............................       217,470
  16,500 SkyWest Inc. ............................................       489,843
--------------------------------------------------------------------------------
                                                                       1,429,998
--------------------------------------------------------------------------------
 Apparel -- 0.5%
   6,800 Columbia Sportswear Co. .................................       141,525
   3,800 Donna Karan International Inc. ..........................        27,313
   5,500 Global Sports, Inc.+.....................................        99,000
 240,900 Guess ? Inc. ............................................     5,134,180
  41,100 K-Swiss Inc. ............................................       457,238
   9,000 Nautica Enterprises Inc. ................................        95,063
  13,400 Oshkosh B'gosh Inc., Class A Shares*.....................       254,600
  95,443 Quiksilver Inc. .........................................     1,228,828
   2,900 Reebok International Ltd. ...............................        23,200
  42,500 Stride Rite Corp.*.......................................       233,750
   7,000 Tarrant Apparel Group....................................        51,625
  10,600 Timberland Co., Class A Shares...........................       454,475

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Small Capitalization Growth Investments


 SHARES                          SECURITY                              VALUE

--------------------------------------------------------------------------------
 Apparel -- 0.5% (continued)
  4,900 Tropical Sportswear International Corp. ..................  $     56,963
  5,600 Wolverine Worldwide Inc. .................................        64,400
--------------------------------------------------------------------------------
                                                                       8,322,160
--------------------------------------------------------------------------------
 Auto Manufacturers -- 0.0%
 11,700 A.S.V. Inc.+..............................................       152,831
 15,650 Oshkosh Truck Corp.*......................................       414,725
  1,800 Wabash National Corp.*....................................        25,200
--------------------------------------------------------------------------------
                                                                         592,756
--------------------------------------------------------------------------------
 Auto Parts & Equipment -- 0.1%
  1,800 Aftermarket Technology Corp. .............................        21,150
  2,400 American Axle & Manufacturing Holdings, Inc. .............        33,450
 17,800 Delco Remy International Inc. ............................       130,163
  8,400 Dura Automotive Systems Inc. .............................       109,725
 20,400 Hayes Lemmerz International Inc. .........................       405,450
 25,250 Miller Industries Inc. ...................................        93,109
  8,000 OEA Inc.*.................................................        54,500
 79,100 Tower Automotive Inc. ....................................       939,312
 11,750 Wynn's International Inc. ................................       156,422
--------------------------------------------------------------------------------
                                                                       1,943,281
--------------------------------------------------------------------------------
 Banks -- 1.4%
  1,000 Alabama National Bancorp..................................        18,250
  8,900 Anchor Financial Corp.*...................................       295,925
  9,301 BOK Financial Corp. ......................................       144,166
  4,305 BT Financial Corp.*.......................................        75,338
  3,200 Bancfirst Ohio Corp. .....................................        65,200
  3,850 Banco Santander Puerto Rico*..............................        50,050
 11,362 Bank of Granite Corp.*....................................       215,878
 12,980 Brenton Banks, Inc.*......................................       124,933
 15,281 CVB Financial Corp.*......................................       215,844
 17,100 Cathay Bancorp Inc.*......................................       735,300
 22,372 Centennial Bancorp........................................       220,922
 11,829 Centura Banks, Inc.*......................................       399,229
  2,900 Century South Banks Inc. .................................        71,050
 20,000 Chittenden Corp.*.........................................       508,750
 12,782 Citizens Banking Corp.*...................................       214,897
  2,832 City Holding Co. .........................................        35,400
 17,020 Commerce Bancorp of New Jersey*...........................       572,298
 41,700 Community First Bankshares*...............................       583,800
  8,100 East West Bancorp*........................................       101,756
  1,365 F & M Bancorp of Maryland*................................        24,570
 11,639 F & M National Corp.*.....................................       263,332
  2,500 FCNB Corp.*...............................................        42,188
  1,000 Farmers Capital Bank Corp.*...............................        30,500
 23,424 First BanCorp. of Puerto Rico.............................       398,208
  4,700 First Busey Corp.*........................................        89,006
  4,400 First Commonwealth Financial Corp.*.......................        44,000
 38,445 First Financial Bancorp...................................       735,261
  3,000 First Midwest Bancorp Inc. ...............................        74,813
 11,730 First Source Corp.*.......................................       240,465
 15,600 Frontier Financial Corp.*.................................       310,050
  7,100 Glacier Bancorp, Inc.*....................................        94,075
  8,300 Greater Bay Bancorp.......................................       325,775
 35,459 Hamilton Bancorp Inc. ....................................       591,722
    735 Harleysville National Corp. ..............................        21,269

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Small Capitalization Growth Investments


 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Banks -- 1.4% (continued)
  68,188 Hudson United Bancorp*...................................  $  1,376,544
  78,244 Imperial Bancorp.........................................     2,014,782
   2,500 Independent Bank Corp.*..................................        26,250
  40,500 Investors Financial Services*............................     1,640,250
  12,300 Irwin Financial Corp. ...................................       207,563
  21,168 Merchants New York Bancorp, Inc. ........................       346,626
   4,200 Midstate Bancshares*.....................................       114,188
   3,300 Midwest Banc Holding, Inc. ..............................        49,500
   6,900 Mississippi Valley Bancshares............................       162,581
   1,102 NBT Bancorp Inc.*........................................        14,326
   1,000 National Bancorp of Alaska, Inc.*........................        29,500
  10,395 National Penn Bancshares Inc.*...........................       226,091
   2,000 Omega Financial Corp. ...................................        48,750
  12,066 Oriental Financial Group.................................       229,254
  26,754 Pacific Capital Bancorp*.................................       765,833
   9,530 Park National Corp.*.....................................       933,940
  49,200 Provident Bankshares Corp.*..............................       793,350
  66,500 R & G Financial Corp.*...................................       565,250
   2,000 Republic Bancorp, Inc.*..................................        17,250
  28,900 S & T Bancorp Inc.*......................................       532,844
   6,900 Sandy Spring Bancorp Inc. ...............................       142,313
   9,925 Shoreline Financial Corp. ...............................       173,688
  15,600 Silicon Valley Bancshares................................     1,236,300
  74,804 Sky Financial Group, Inc. ...............................     1,145,435
  53,532 Southwest Bancorp of Texas...............................       976,958
  30,150 Sterling Bancshares Inc.*................................       286,425
   7,750 Sterling Financial Corp. ................................       149,188
   5,100 Texas Regional Bancshares, Class A Shares................       124,631
  15,900 The Trust Co. of New Jersey*.............................       305,081
  60,362 Trustco Bank Corp of New York............................       669,641
   6,880 USB Holding Co., Inc. ...................................       101,480
  47,458 United Bankshares, Inc. .................................       869,075
     265 United National Bancorp*.................................         4,373
  48,200 W Holding Co., Inc. .....................................       409,700
   2,800 WesBanco, Inc. ..........................................        58,800
   3,061 West Coast Bancorp*......................................        31,949
--------------------------------------------------------------------------------
                                                                      24,713,929
--------------------------------------------------------------------------------
 Beverages -- 0.1%
  19,900 Beringer Wine Estates, Class B Shares....................       717,644
  10,200 Canadaigua Brands Inc., Class A Shares...................       499,800
   1,500 Coca Cola Bottling Co.*..................................        75,703
--------------------------------------------------------------------------------
                                                                       1,293,147
--------------------------------------------------------------------------------
 Biotechnology -- 4.6%
  19,000 Affymetrix Inc.+ ........................................     5,502,875
  14,700 Aviron+..................................................       596,269
 161,700 Bio-Technology General Corp. ............................     3,107,672
  15,400 EntreMed Inc.+...........................................     1,516,900
  39,900 Enzon, Inc. .............................................     2,314,200
  49,617 Enzo Biochem Inc. .......................................     3,932,147
  81,900 Genzyme Transgenics Corp. ...............................     3,644,550
  81,000 Human Genome Sciences, Inc. .............................    17,678,250
  46,200 IDEC Pharmaceuticals+....................................     6,508,425
  26,700 Incyte Pharmaceuticals Inc. .............................     7,357,519
  14,900 Inhale Therapeutic Systems, Inc.+ .......................     1,508,625
   6,600 Invitrogen Corp. ........................................       557,700

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Biotechnology -- 4.6% (continued)
  43,500 Liposome Co. Inc. .......................................  $    584,531
  92,800 Lynx Therapeutics, Inc. .................................     8,908,800
  58,700 Maxim Pharmaceuticals, Inc.+ ............................     4,431,850
  40,900 Millennium Pharmaceuticals, Inc.+ .......................    10,639,113
  33,688 Organogenesis Inc.+ .....................................       505,320
   8,400 Protein Design Labs Inc. ................................     2,101,575
   7,400 Safescience, Inc.+ ......................................       119,325
  18,500 Transkaryotic Therapies, Inc.+ ..........................       927,313
  17,900 Vical Inc. ..............................................     1,057,218
--------------------------------------------------------------------------------
                                                                      83,500,177
--------------------------------------------------------------------------------
 Building Materials -- 0.7%
  31,000 Apogee Enterprises, Inc.*................................       143,375
   8,754 Centex Construction Products, Inc.*......................       203,531
  20,300 Comfort Systems USA Inc. ................................       159,863
  41,700 Dal-Tile International Inc. .............................       291,900
 239,418 Elcor Corp.*.............................................     8,020,501
  18,200 Florida Rock Industries, Inc. ...........................       606,288
  10,800 LSI Industries, Inc.*....................................       174,825
   8,576 Lennox International Inc.*...............................        81,472
   7,800 Modine Manufacturing Co.*................................       177,938
  47,800 NCI Building Systems, Inc. ..............................       722,975
   4,600 Republic Group, Inc.*....................................        50,025
   8,069 Simpson Manufacturing Co. Inc. ..........................       341,924
  55,500 Texas Industries Inc.*...................................     1,665,000
   2,400 Trex Co. ................................................        59,400
--------------------------------------------------------------------------------
                                                                      12,699,017
--------------------------------------------------------------------------------
 Chemicals -- 0.2%
  12,400 Airgas Inc. .............................................        86,025
   5,500 Arch Chemicals, Inc.*....................................       104,844
  48,100 CK Witco Corp.*..........................................       511,063
  18,800 Cambrex Corp.*...........................................       754,350
  20,450 Ferro Corp.*.............................................       385,994
   3,600 Geon Co.*................................................        75,150
  18,500 Georgia Gulf Corp. ......................................       420,875
   1,600 H.B. Fuller & Co.*.......................................        98,200
   2,700 Lilly Industries, Inc., Class A Shares...................        38,306
  16,100 MacDermid, Inc. .........................................       550,418
   1,200 Minerals Technologies Inc. ..............................        48,675
   8,300 NL Industries Inc. ......................................       119,831
   9,600 Omnova Solutions Inc.*...................................        63,000
  10,100 Sparteck Corp.*..........................................       257,550
  29,500 U.S. Plastic Lumber Corp.+ ..............................       236,000
  36,600 W. R. Grace & Co. .......................................       368,288
--------------------------------------------------------------------------------
                                                                       4,118,569
--------------------------------------------------------------------------------
 Coal -- 0.0%
   8,300 Consol Energy Inc.*......................................        96,488
--------------------------------------------------------------------------------
 Commercial Services -- 4.7%
  14,300 ABM Industries Inc.*.....................................       360,181
   8,500 AHL Services, Inc. ......................................        86,594
  34,400 Aaron Rents, Inc.*.......................................       516,000
  10,600 Administaff, Inc.+ ......................................       437,250
   6,200 Albany Molecular Research, Inc. .........................       299,150
   6,800 AmeriPath Inc. ..........................................        67,150
  10,100 Applied Analytical Industries Inc. ......................       115,519

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Commercial Services -- 4.7% (continued)
  76,900 Avis Rent A Car Inc. ....................................  $  1,119,855
  41,600 Billing Concepts Corp. ..................................       244,400
  13,900 Bright Horizons Family Solutions, Inc. ..................       234,563
   8,200 Burns International Corp. ...............................        89,688
  20,700 CDI Corp. ...............................................       377,775
   8,900 CPI Corp.*...............................................       219,163
   8,100 Career Education Corp. ..................................       303,750
   3,900 Careerbuilder Inc. ......................................        22,913
 223,900 Caremark Rx Inc. ........................................     1,007,550
   8,700 Carey International Inc. ................................       145,725
   6,700 Carriage Services Inc. ..................................        28,894
  13,350 Central Parking Corp.*+..................................       197,747
  65,700 Century Business Services, Inc. .........................       223,791
   8,000 Charles River Associates Inc. ...........................       219,000
  23,400 Coinstar, Inc. ..........................................       327,600
  15,200 Consolidated Graphics Inc. ..............................       208,050
   4,400 Corinthian Colleges, Inc. ...............................        78,650
   9,400 Cornell Corrections, Inc. ...............................        76,375
   7,300 The Corporate Executive Board Co. .......................       364,088
   5,600 Costar Group Inc. .......................................       203,700
  39,300 Crawford & Co.*..........................................       520,725
  10,800 DBT Online Inc. .........................................       206,550
  35,500 Data Broadcasting Corp.+ ................................       350,563
  11,000 Data Transmission Network Corp. .........................       280,500
  23,700 Diamond Technology Partners Inc. ........................     1,620,486
   5,100 Duff & Phelps Credit Rating Co.*.........................       407,363
  54,700 Education Management Corp. ..............................       711,100
  65,300 Electro Rent Corp. ......................................       710,138
  91,207 Encompass Services Corp. ................................       655,550
  26,900 F.Y.I. Inc. .............................................       800,275
  17,700 First Consulting Group Inc. .............................       264,394
  45,600 First Health Group Corp. ................................     1,100,100
  27,500 Forrester Research Inc. .................................     1,100,000
  20,800 Group Maintenance America Corp. .........................       191,152
  12,100 Heidrick & Struggles International, Inc. ................       496,100
  73,800 Hooper Holmes Inc.*......................................     2,269,350
 394,600 Horizon Offshore Inc. ...................................     2,367,600
  15,600 ITT Educational Services, Inc. ..........................       187,200
  16,800 Integrated Electrical Services, Inc. ....................        98,700
  78,820 Interim Services Inc. ...................................     1,965,573
  36,670 Iron Mountain, Inc. .....................................     1,118,434
  18,200 Korn/Ferry International.................................       682,500
  11,900 The Kroll-O'Gara Co. ....................................       197,838
  39,600 Labor Ready, Inc. .......................................       329,175
   9,100 Landauer, Inc.*..........................................       181,431
  17,800 Lason Inc. ..............................................       151,856
  44,200 Learning Tree International, Inc. .......................     1,176,824
 142,300 Mail-Well, Inc. .........................................     1,236,230
  12,600 MAXIMUS, Inc. ...........................................       430,763
   8,300 McGrath Rent Corp.*......................................       140,063
 105,300 Medquist Inc. ...........................................     2,711,474
  13,300 Memberworks Inc. ........................................     1,075,637
  18,700 Midas, Inc. .............................................       448,800
 136,500 Modis Professional Services, Inc. .......................     2,149,874
  14,600 NCC Group, Inc. .........................................       341,275
  16,600 NFO Worldwide, Inc. .....................................       294,650
  18,400 National Equipment Services, Inc. .......................       110,400

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Commercial Services -- 4.7% (continued)
  14,000 Nationsrent Inc. ........................................  $     77,875
  40,700 Navigant Consulting Co. .................................       391,738
  82,100 Neff Corp. ..............................................       590,094
   7,300 Nextera Enterprises Inc. ................................        73,000
  52,200 Nova Corp. ..............................................     1,203,862
  18,300 Ogden Corp.*.............................................       208,163
  12,400 On Assignment, Inc. .....................................       463,450
  70,400 Orthodontic Centers of America...........................     1,218,800
  25,400 PAREXEL International Corp. .............................       346,075
  11,700 Pediatrix Medical Group Inc. ............................        92,138
   3,700 Personnel Group of America, Inc. ........................        28,213
  19,205 Pharmaceutical Product Development.......................       465,721
  17,800 PhyCor Inc. .............................................        20,581
  36,600 Plexus Corp. ............................................     2,066,755
  48,600 Prepaid Legal Services, Inc. ............................     1,366,875
   3,500 Professional Detailing, Inc. ............................        75,250
  63,637 The Profit Recovery Group, International, Inc. ..........     1,177,285
  24,100 Protection One, Inc. ....................................        39,163
   8,300 PROVANT Inc. ............................................        57,063
  18,700 ProxyMed, Inc.+ .........................................       184,663
  52,500 Quanta Services Inc.+ ...................................     2,126,250
  39,480 Renaissance Worldwide, Inc. .............................       207,270
  45,300 Rent-A-Center, Inc. .....................................       679,500
 299,790 Rent-Way, Inc. ..........................................     5,096,430
  18,562 Rollins Inc.*............................................       300,472
  45,188 Romac International, Inc. ...............................       610,038
  42,100 Source Information Management Co.+ ......................       870,944
  19,100 Staff Leasing Inc. ......................................       109,825
   4,900 Staffmark, Inc. .........................................        55,125
   7,800 Startek Inc. ............................................       322,725
   7,700 Strayer Education Inc.*..................................       203,569
   7,900 Superior Consultants Holdings Corp. .....................       122,450
 707,500 Teletech Holdings Inc. ..................................    26,796,563
  13,200 Track Data Corp.+ .......................................        84,150
  13,800 Towne Services Inc. .....................................        27,600
  40,156 US Oncology, Inc. .......................................       165,644
  17,300 United Payors & United Providers.........................       450,881
  13,300 Wackenhut Corp.*+........................................       174,563
  10,800 Wackenhut Corrections Corp. .............................       105,975
  27,200 Xceed Inc.+ .............................................       853,400
--------------------------------------------------------------------------------
                                                                      86,165,902
--------------------------------------------------------------------------------
 Computers -- 10.4%
   8,000 ACT Networks Inc. .......................................       112,000
  39,300 Advanced Digital Information Corp. ......................     3,561,563
   7,500 Anacomp Inc. ............................................       132,188
  23,600 Analysts International Corp. ............................       312,700
 134,900 Ancor Communications Inc. ...............................     8,077,138
  29,900 AnswerThink Consulting Group, Inc. ......................       609,213
  37,129 Apex Inc. ...............................................     1,666,164
  21,900 Auspex Systems Inc.*.....................................       283,331
  97,875 Avant! Corp. ............................................     1,449,773
 123,200 Axent Technologies Inc. .................................     3,341,800
  17,000 The BISYS Group Inc. ....................................       876,563
  43,200 Bell & Howell Co. .......................................     1,414,800
  41,300 Black Box Corp. .........................................     3,089,756
  11,600 Brooktrout Technology Inc. ..............................       556,800

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Computers -- 10.4% (continued)
  43,300 CACI International Inc, Class A Shares...................  $  1,231,344
 369,400 Cabletron Systems, Inc. .................................    18,100,600
  56,200 Cambridge Technology Partners Inc. ......................       843,000
   3,800 Catapult Communications Corp.+...........................        49,400
  85,400 CIBER Inc. ..............................................     1,985,550
  38,000 Cognizant Technology Solutions Corp. ....................     4,146,750
  26,800 Complete Business Solutions, Inc. .......................       532,650
  36,500 Computer Horizons Corp. .................................       812,125
  24,900 Computer Network Tech Corp. .............................       624,056
  17,200 Computer Task Group Inc.*................................       220,375
  80,800 Concurrent Computer Corp. ...............................     1,444,300
  14,400 Cotelligent, Inc. .......................................        86,400
  45,450 Cybex Computer Products Corp. ...........................     2,113,425
  19,700 Echelon Corp. ...........................................     1,598,163
  89,150 eLoyalty Corp.+..........................................     2,724,647
 108,100 Emulex Corp. ............................................    17,296,000
  17,500 Entrust Technologies Inc.+...............................     1,544,375
  63,300 Extreme Networks Inc.+...................................     7,042,125
  20,400 Factset Research Systems Inc.*...........................       614,550
  69,718 Filenet Corp. ...........................................     2,984,802
  19,200 Hutchinson Technology Inc. ..............................       346,800
  28,300 ISS Group, Inc. .........................................     2,971,500
  24,000 In Focus Systems, Inc. ..................................       804,000
   8,576 InaCom Corp. ............................................        28,944
  35,200 Intervoice - Brite Inc. .................................     1,271,600
 297,000 Iomega Corp. ............................................     1,113,750
  14,900 Jack Henry & Associates, Inc.*...........................     1,041,138
   3,200 Komag, Inc. .............................................         7,100
  45,525 Kronos Inc. .............................................     2,890,838
  34,200 MMC Networks Inc. .......................................     1,357,313
 172,100 MTI Technology Corp. ....................................     9,024,494
   3,000 Manhattan Associates, Inc. ..............................        50,813
  38,600 Mastech Corp. ...........................................     1,278,625
  74,600 Maxtor Corp. ............................................       596,800
   8,800 Maxwell Technologies Inc.*...............................       147,400
 112,400 Mentor Graphics Corp. ...................................     1,924,850
  22,700 Mercury Computer Systems, Inc. ..........................     1,093,856
  37,550 Metamor Worldwide, Inc. .................................       769,775
   6,600 Metro Information Services, Inc. ........................       138,600
  34,800 Micron Electronics Inc. .................................       374,100
  95,800 Micros Systems Inc. .....................................     5,304,925
  35,200 National Computer Systems Inc.*..........................     1,399,200
  67,900 Netegrity, Inc. .........................................     5,805,450
  79,100 Netsolve, Inc. ..........................................     3,262,875
   9,500 Network Peripherals Inc. ................................       587,219
 119,300 Paradyne Networks Inc. ..................................     5,338,675
  53,700 Pomeroy Computer Resources Inc. .........................       879,338
  23,200 PubliCARD, Inc. .........................................       285,650
  52,150 QRS Corp. ...............................................     4,921,656
  40,000 RSA Security Inc.+.......................................     2,677,500
   5,400 RWD Technologies, Inc. ..................................        48,263
  20,600 Radiant Systems Inc. ....................................     1,053,174
  29,950 Radisys Corp. ...........................................     1,467,550
  53,600 Rainmaker Systems, Inc. .................................       643,200
  10,600 Read-Rite Corp.+.........................................        40,081
  13,800 SCM Microsystems, Inc.+..................................     1,642,200

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Computers -- 10.4% (continued)
  16,700 S3 Inc. .................................................  $    266,156
 142,400 SandDisk Corp.+..........................................    12,673,600
  62,300 Silicon Storage Technology, Inc. ........................     3,932,685
  24,400 Sykes Enterprises, Inc. .................................       398,025
   5,800 Syntel, Inc.+............................................        94,975
  35,600 Systems & Computer Tech Corp. ...........................       849,950
 232,050 Technology Solutions Co. ................................     1,682,363
  45,300 Tyler Technologies, Inc. ................................       243,487
  34,800 Verisign Inc. ...........................................     8,804,400
  37,500 Visual Networks, Inc. ...................................     2,465,624
  31,100 Wave Systems Corp.+......................................     1,418,937
  63,000 Western Digital Corp. ...................................       283,500
  50,500 Xircom, Inc.+............................................     2,097,328
--------------------------------------------------------------------------------
                                                                     189,278,708
--------------------------------------------------------------------------------
 Cosmetics/Personal Care -- 0.0%
   9,900 Chattem, Inc. ...........................................       178,200
  10,132 Kimberly Clark Corp. ....................................       523,702
--------------------------------------------------------------------------------
                                                                         701,902
--------------------------------------------------------------------------------
 Distribution/Wholesale -- 0.4%
  17,200 Anicom, Inc. ............................................       140,825
  12,879 Aviation Sales Co.+......................................        95,787
  29,974 Brightpoint, Inc. .......................................       385,915
   5,163 CHS Electronics, Inc. ...................................         4,518
  38,100 Cellstar Corp. ..........................................       365,522
   8,400 Daisytek International Corp. ............................       192,675
   2,300 JLK Direct Distribution Inc., Class A Shares.............        25,156
  14,800 Keystone Automotive Industries, Inc. ....................        78,625
 104,000 Miami Computer Supply Corp. .............................     3,406,000
  12,700 Navarre Corp.+...........................................        66,278
  55,200 Owens & Minor Co., Inc. .................................       607,200
  55,700 SCP Pool Corp. ..........................................     1,382,057
  33,600 United Stationers Inc. ..................................       903,000
  15,800 Watsco, Inc.*............................................       132,325
  16,700 WESCO International, Inc. ...............................       140,906
--------------------------------------------------------------------------------
                                                                       7,926,789
--------------------------------------------------------------------------------
 Diversified Financial Services -- 1.2%
  73,400 Affiliated Managers Group................................     2,885,537
 167,400 AmeriCredit Corp. .......................................     2,322,675
   1,900 AMRESCO Inc. ............................................         2,612
   6,300 Compucredit Corp. .......................................       207,900
  14,500 Conning Corp.*...........................................       153,156
   1,000 Creditrust Corp.+........................................         7,844
   1,000 Dain Rauscher Corp.*.....................................        56,375
  25,700 Doral Financial Corp.*...................................       252,181
  33,200 Eaton Vance Corp. .......................................     1,375,725
   8,700 Federal Agricultural Mortgage Corp. .....................       146,269
  10,400 Financial Federal Corp. .................................       178,100
  55,300 FiNet.com, Inc.+.........................................        76,037
  71,700 Friedman, Billings, Ramsey Group, Class A Shares.........     1,147,200
   7,983 The John Nuveen Co.*.....................................       275,413
 200,500 Metris Companies Inc.*+..................................     5,187,938
  20,150 Morgan Keegan Inc. ......................................       287,138
  37,700 National Discount Brokers Group, Inc.+...................     1,698,856
 115,400 Nextcard Inc.+...........................................     2,610,925

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Diversified Financial Services -- 1.2% (continued)
  28,560 Pioneer Group Inc. ......................................  $    572,985
  35,700 Raymond James Financial Corp. ...........................       705,075
  29,700 SierraCitie.Com Inc. ....................................       627,413
  26,815 Southwest Securities Group, Inc. ........................     1,230,138
  21,800 UniCapital Corp. ........................................        54,500
  28,600 United Asset Management Corp.*...........................       427,213
--------------------------------------------------------------------------------
                                                                      22,489,205
--------------------------------------------------------------------------------
 Electronic -- 0.6%
  17,100 Black Hills Corp.*.......................................       376,200
 114,400 Calpine Corp. ...........................................    10,467,600
   1,300 Empire District Electric Co.*............................        27,056
   6,400 MDU Resources Group, Inc. ...............................       122,000
   1,700 Otter Tail Power Co.*....................................        62,900
--------------------------------------------------------------------------------
                                                                      11,055,756
--------------------------------------------------------------------------------
 Electrical Computer & Equipment -- 1.3%
  15,200 Alpine Group Inc. .......................................       150,100
  17,600 American Superconductor Corp. ...........................     1,215,500
  34,800 Ametek Inc. .............................................       589,425
  39,260 Applied Power Inc., Class A Shares*......................       949,601
  83,374 Artesyn Technologies Inc. ...............................     1,651,847
  42,200 Belden Inc. .............................................       954,775
  27,850 C & D Technology Inc. ...................................     1,301,988
  45,000 C-Cube Microsystems Inc. ................................     4,196,250
  19,400 General Cable Corp.*.....................................       194,000
  14,500 Littlefuse Inc. .........................................       433,187
 177,500 Power-One, Inc. .........................................     8,719,688
  31,100 Rayovac Corp. ...........................................       645,325
  20,800 SLI, Inc.+...............................................       253,500
  38,400 Valence Technology Inc. .................................     1,309,200
  20,100 Vicor Corp. .............................................       457,275
--------------------------------------------------------------------------------
                                                                      23,021,661
--------------------------------------------------------------------------------
 Electronics -- 5.0%
  28,500 Ampex Corp., Class A Shares..............................       110,437
  34,500 Amphenol Corp., Class A Shares...........................     2,757,844
  29,400 Anadigics, Inc. .........................................     3,969,000
  11,600 Arguss Holdings, Inc. ...................................       197,925
   8,400 BMC Industries Inc.*.....................................        46,200
  18,190 Benchmark Electronics Inc................................       575,259
  17,680 Brady Corp., Class A Shares..............................       479,570
   8,600 BriteSmile, Inc.+........................................       113,413
  58,800 CTS Corp.................................................     3,792,600
  29,700 Cohu Inc.................................................     1,674,337
  83,000 Credence Systems Corp....................................    11,059,750
 153,400 Cymer Inc................................................     8,417,825
  40,400 DII Group, Inc...........................................     3,906,175
  14,300 DSP Group, Inc...........................................     1,255,719
  24,500 Dionex Corp..............................................       773,281
  50,600 Electro Scientific Industries Inc.+......................     2,868,387
  26,900 Fisher Scientific International Inc......................     1,170,150
  30,600 Genrad Inc...............................................       451,350
   4,611 Hadco Corp...............................................       255,334
  10,200 Harmon Industries, Inc.*.................................       142,800
   1,600 ITI Technologies Inc.....................................        46,500
  23,600 Identix Inc..............................................       448,400

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Electronics -- 5.0% (continued)
   9,900 Innovex Inc.*............................................  $     93,431
 104,000 Integrated Device Technology, Inc. ......................     3,835,000
  63,300 Kemet Corp...............................................     3,888,995
  45,700 Kent Electronics Corp....................................     1,548,088
  66,500 LTX Corp. ...............................................     2,805,470
  16,200 Mechanical Technology, Inc. .............................     1,109,700
  89,200 Methode Electronics Inc.*................................     5,184,750
  42,500 Mettler-Toledo International Inc.........................     1,641,562
  51,700 Micrel Inc. .............................................     5,958,425
  96,000 Microchip Technology, Inc................................     5,994,000
  10,500 Molecular Devices Corp...................................       861,000
  19,000 PerkinElmer, Inc.........................................     1,227,875
  36,000 Power Intergrations, Inc.+...............................     1,869,750
  27,300 SBS Technologies, Inc....................................     1,486,144
  41,100 Sawtek Inc...............................................     1,972,800
  79,900 Sensormatic Electronics Corp.............................     1,518,100
  18,500 Sipex Corp...............................................       829,031
  46,100 Stoneridge Inc...........................................       489,812
  12,500 Technitrol, Inc..........................................       585,937
   3,200 Thermo Optek Corp........................................        46,400
  24,100 Trimble Navigation Ltd. .................................       578,400
  25,400 Varian, Inc. ............................................     1,012,825
   9,900 Veeco Instruments Inc.+..................................       813,037
--------------------------------------------------------------------------------
                                                                      89,862,788
--------------------------------------------------------------------------------
 Engineering & Construction -- 0.4%
 101,175 Dycom Industries Inc.....................................     5,058,750
   2,200 Granite Construction Inc.................................        54,862
  22,400 Insituform Technologies, Inc., Class A Shares............       632,800
  15,000 Jacobs Engineering Group Inc.............................       420,938
  58,500 URS Corp.................................................       797,063
--------------------------------------------------------------------------------
                                                                       6,964,413
--------------------------------------------------------------------------------
 Entertainment -- 1.7%
  18,700 AMC Entertainment Inc. ..................................       137,912
   2,300 Anchor Gaming............................................        95,737
  94,200 Argosy Gaming Co. .......................................     1,065,637
  10,100 Championship Auto Racing Teams Inc. .....................       202,000
   9,300 Churchill Downs Inc.*+...................................       206,344
 557,200 Cinar Corp., Class B Shares..............................    11,492,250
  11,100 Dover Downs Entertainment, Inc.*.........................       157,481
  47,800 Fairfield Communities, Inc. .............................       421,238
 113,800 Gtech Holdings Corp. ....................................     2,276,000
   8,100 Loews Cineplex Entertainment, Inc. ......................        33,412
  79,700 Macrovision Corp. .......................................     7,950,076
  29,600 Pinnacle Systems, Inc. ..................................       510,600
  60,350 SFX Entertainment, Inc.+.................................     2,323,476
  50,100 Speedway Motorsports, Inc. ..............................     1,534,313
  24,100 Station Casinos Inc. ....................................       472,962
   7,200 Steinway Musical Instrument, Inc. .......................       133,650
  33,950 SUNTERRA Corp. ..........................................        89,119
   3,600 Trendwest Resorts Inc.+..................................        87,750
   5,700 Vail Resorts, Inc.+......................................        91,200
  23,500 Zomax Inc. ..............................................     1,150,031
--------------------------------------------------------------------------------
                                                                      30,431,188
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Environmental Control -- 0.2%
   9,700 Casella Waste Systems Inc., Class A Shares...............  $     66,384
  62,500 Catalytica Inc. .........................................       804,687
  14,800 Stericycle Inc. .........................................       273,337
  28,600 Syntroleum Corp. ........................................       632,775
  36,557 Tetra Tech, Inc. ........................................       916,210
  14,500 Waste Connections Inc. ..................................       154,062
   3,800 Waste Industries Inc. ...................................        40,136
--------------------------------------------------------------------------------
                                                                       2,887,591
--------------------------------------------------------------------------------
 Food -- 0.5%
  19,300 American Italian Pasta Co., Class A Shares...............       440,281
   4,400 Aurora Foods Inc. .......................................        12,375
  42,400 Del Monte Foods Co. .....................................       530,000
  15,200 Dreyer's Grand Ice Cream, Inc.*..........................       276,450
   5,000 Earthgrains Co.*.........................................        75,000
  14,600 Grand Union Co. .........................................        73,000
  41,700 Hain Food Group Inc. ....................................     1,532,475
  19,800 International Home Foods Inc. ...........................       335,362
  16,100 Lance Inc.*..............................................       165,025
   1,700 Michael Foods Inc.*......................................        37,187
   7,650 Performance Food Group Co. ..............................       181,687
  12,900 Pilgrims Pride Corp., Class B Shares.....................       103,200
   5,000 Riviana Foods, Inc. .....................................        83,125
   2,400 Ruddick Corp. ...........................................        32,250
  72,100 Smithfield Foods Inc. ...................................     1,117,550
   9,600 United National Foods, Inc. .............................        99,000
  10,500 Universal Foods Corp.*...................................       189,657
  12,800 Vlasic Foods International Inc. .........................        36,000
  28,900 Whole Foods Market Inc. .................................     1,097,298
 125,800 Wild Oats Markets Inc.+..................................     2,358,750
--------------------------------------------------------------------------------
                                                                       8,775,672
--------------------------------------------------------------------------------
 Food Service -- 0.0%
  13,100 Morrison Management Specialist*..........................       293,113
--------------------------------------------------------------------------------
 Forest Products & Paper -- 0.1%
  58,562 Buckeye Technologies Inc. ...............................       933,332
   5,100 Caraustar Industries Inc. ...............................        84,787
   2,400 Deltic Timber Corp.*.....................................        53,400
  35,013 Wausau-Mosinee Paper Corp.*..............................       457,358
--------------------------------------------------------------------------------
                                                                       1,528,877
--------------------------------------------------------------------------------
 Gas -- 0.0%
   5,625 Eastern Enterprises......................................       325,543
  19,047 Southern Union Co. ......................................       292,848
--------------------------------------------------------------------------------
                                                                         618,391
--------------------------------------------------------------------------------
 Hand/Machine Tools -- 0.0%
   6,066 Baldor Electric Co. .....................................        98,193
   5,200 Franklin Electric Co. Inc.*..............................       346,450
  12,900 Lincoln Electric Holding Inc.*...........................       251,550
--------------------------------------------------------------------------------
                                                                         696,193
--------------------------------------------------------------------------------
 Health Care -- 3.1%
   5,600 Acuson Corp. ............................................        74,900
  16,300 Alaris Medical Inc. .....................................        37,694
  16,200 Alterra Healthcare Corp.+................................        97,200
  16,300 American Retirement Corp. ...............................       134,475

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 HealthCare -- 3.1% (continued)
   1,100 Arrow International Inc.*................................  $     43,450
  83,700 ArthroCare Corp. ........................................    10,336,950
  10,100 Capital Senior Living Corp. .............................        42,294
   9,700 Carematrix Corp. ........................................        17,581
   6,600 Closure Medical Corp.+...................................       145,200
  21,700 Columbia Laboratories, Inc. .............................       273,962
  32,079 CONMED Corp. ............................................       882,172
  66,500 Cooper Companies Inc. ...................................     1,824,594
  64,400 Covance Inc. ............................................       917,700
  86,500 Coventry Health Care Corp. ..............................       708,219
  18,700 Cyberonics, Inc. ........................................       476,850
 196,400 Cytyc Corp.+.............................................     9,034,400
  17,100 Datascope Corp.*.........................................       681,862
     600 Diagnostic Products Corp.*...............................        13,800
  19,900 Eclipse Surgical Technology Inc. ........................       171,637
  10,400 Gliatech Inc.+...........................................       213,200
  20,100 Haemonetics Corp. .......................................       478,631
  15,000 Hanger Orthopedic Group, Inc. ...........................        72,187
  25,400 Henry Schein Inc. .......................................       476,250
  44,579 IDEXX Laboratories Inc. .................................     1,317,867
  11,200 IGEN International Inc. .................................       310,800
   9,300 IMPATH Inc. .............................................       304,575
   5,800 Invacare Corp. ..........................................       141,375
  28,300 LCA-Vision Inc. .........................................       140,616
   9,100 Laboratory Corp. of America Holdings+....................        36,400
  18,500 LaserSight Inc. .........................................       178,062
  27,100 Laser Vision Centers Inc. ...............................       281,162
  21,000 LifePoint Hospitals, Inc. ...............................       316,312
  56,300 Mentor Graphics Corp.*...................................     1,562,325
  22,000 Mid Atlantic Medical Services, Inc. .....................       180,125
  14,300 Novoste Corp. ...........................................       521,950
  29,100 Oakley Inc. .............................................       250,988
  16,600 Ocular Sciences Inc. ....................................       249,000
  16,700 Osteotech, Inc. .........................................       268,244
 155,000 Oxford Health Plans, Inc. ...............................     2,392,813
  68,900 PSS World Medical, Inc. .................................       443,544
 112,600 PolyMedica Corp. ........................................     5,214,787
  11,300 Province Healthcare Co. .................................       227,412
  49,025 Renal Care Group Inc. ...................................       861,001
  20,950 Res-Care Inc.+...........................................       208,191
  33,900 ResMed Inc. .............................................     2,529,787
  31,259 Respironics Inc. ........................................       439,580
  75,900 STERIS Corp. ............................................       735,281
  52,100 Summit Technology Inc. ..................................       390,750
  90,800 Sunrise Assisted Living, Inc. ...........................     1,146,350
  49,800 Sunrise Technologies, Inc.+..............................       410,850
  48,500 Techne Corp. ............................................     4,160,393
  18,200 Thermo BioAnalysis, Corp. ...............................       489,125
  15,500 Thermo Cardiosystems Inc. ...............................       226,688
  83,000 Total Renal Care Holdings Inc. ..........................       249,000
   4,600 Trex Co. ................................................        14,375
  23,000 Triad Hospitals, Inc. ...................................       368,000
  14,900 Ventana Medical Systems, Inc.+...........................       839,987
   1,100 Vital Signs Inc.*........................................        25,506
  35,395 Wesley Jessen VisionCare, Inc. ..........................     1,017,607
   1,300 West Pharmaceutical Services, Inc.*......................        38,269
--------------------------------------------------------------------------------
                                                                      55,644,305
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Small Capitalization Growth Investments

 SHARES                          SECURITY                              VALUE

--------------------------------------------------------------------------------
 Holding Companies - Diversified -- 0.0%
 18,100 Triarc Cos................................................  $    342,769
--------------------------------------------------------------------------------
 Home Builders -- 0.2%
 34,844 Champion Enterprises Inc..................................       219,953
  5,800 Crossmann Communities Inc. ...............................        90,625
  6,000 D. R. Horton, Inc.*.......................................        67,500
  6,900 Fleetwood Enterprises, Inc.*..............................       106,519
 32,600 Kaufman & Broad Home Corp.*+..............................       623,479
 60,450 Monaco Coach Corp.........................................     1,088,100
 11,200 NVR, Inc..................................................       494,200
  9,900 National R.V. Holdings, Inc...............................       128,700
  5,400 Oakwood Homes Corp.*......................................        13,837
 20,847 Palm Harbor Homes Inc. ...................................       338,765
 15,300 Standard Pacific Corp.*...................................       162,562
  3,800 Thor Industries Inc. .....................................        97,137
  2,100 Toll Brothers, Inc. ......................................        34,912
 15,362 Winnebago Industries Inc.*................................       328,363
--------------------------------------------------------------------------------
                                                                       3,794,652
--------------------------------------------------------------------------------
 Home Furnishings -- 0.4%
  5,000 American Woodmark Corp. ..................................        82,500
 41,600 Ethan Allen Interiors Inc.................................       969,800
  3,600 Fedders Corp. ............................................        18,900
 43,800 Furniture Brands International, Inc. .....................       703,537
 12,500 La-Z-boy Inc.*............................................       207,812
  7,600 ParkerVision Inc.+........................................       247,000
 35,300 Polycom Inc.+.............................................     4,105,832
 23,050 Salton, Inc.+.............................................     1,086,231
  9,400 Select Comfort Corp. .....................................        51,700
 14,557 Sunbeam Corp. ............................................        60,049
  1,447 Sunbeam Corp. Warrants*, expire 8/24/03...................         1,809
 14,900 Windmere-Durable Holdings, Inc. ..........................       223,500
--------------------------------------------------------------------------------
                                                                       7,758,670
--------------------------------------------------------------------------------
 Household Products/Wares -- 0.3%
 61,300 Central Garden & Pet Co. .................................       590,012
 78,790 Church & Dwight Co., Inc.*................................     1,344,354
 14,617 Fossil Inc. ..............................................       331,623
 13,000 John H. Harland Co.*......................................       200,687
 19,065 Jostens Inc.*.............................................       458,753
 13,300 New England Business Services*............................       251,869
 19,800 Playtex Products, Inc. ...................................       271,012
 41,200 Scotts Co. ...............................................     1,339,000
 34,600 Tupperware Corp.*.........................................       594,688
--------------------------------------------------------------------------------
                                                                       5,381,998
--------------------------------------------------------------------------------
 Housewares -- 0.0%
 10,600 Enesco Group Inc. ........................................        76,850
  8,790 Libbey Inc.*..............................................       236,231
 16,000 Oneida Ltd. ..............................................       284,000
--------------------------------------------------------------------------------
                                                                         597,081
--------------------------------------------------------------------------------
 Insurance -- 0.3%
 20,200 Arthur J. Gallagher & Co.*................................     1,032,726
 11,900 Brown & Brown, Inc.*......................................       392,700
 11,900 E.W. Blanch Holdings, Inc.*...............................       559,300
 10,600 FPIC Insurance Group Inc. ................................       173,575

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Insurance -- 0.3% (continued)
     700 Farm Family Holdings, Inc. ..............................  $     24,675
  10,000 Foremost Corp. of America*...............................       290,625
   3,300 HCC Insurance Holdings Inc.*.............................        42,075
  31,900 HSB Group Inc. ..........................................       789,525
  10,900 Healthaxis, Inc. ........................................       317,462
  14,693 Hilb, Rogal & Hamilton Co. ..............................       417,832
     700 Markel Corp. ............................................        91,525
     100 Philadelphia Consolidated Holding Corp. .................         1,469
  25,812 Radian Group, Inc.*......................................       895,354
   4,600 Stancorp Financial Group, Inc.*..........................       113,275
     900 Triad Guaranty Inc. .....................................        18,900
   5,800 UICI.....................................................        50,750
   4,200 Unistar Financial Service Corp.+.........................             0
--------------------------------------------------------------------------------
                                                                       5,211,768
--------------------------------------------------------------------------------
 Investment Companies -- 0.0%
  16,300 Allied Capital Corp. ....................................       283,213
   8,000 Medallion Financial Co.*.................................       146,000
  10,900 Winfield Capital Corp. ..................................       332,450
--------------------------------------------------------------------------------
                                                                         761,663
--------------------------------------------------------------------------------
 Iron/Steel -- 0.1%
   1,500 Gibraltar Steel Corp.*...................................        25,313
  15,800 Lone Star Technologies Inc. .............................       592,500
   2,400 Reliance Steel & Aluminum Co. ...........................        46,500
  45,500 Steel Dynamics Inc.+.....................................       699,562
--------------------------------------------------------------------------------
                                                                       1,363,875
--------------------------------------------------------------------------------
 Leisure Time -- 0.6%
 137,200 American Classic Voyages Co..............................     3,258,500
  26,900 Bally Total Fitness Holding Corp.........................       722,938
 330,100 Callaway Golf Co.*.......................................     3,961,200
   4,200 Direct Focus, Inc. ......................................       117,337
   9,929 Family Golf Centers, Inc.+...............................        12,412
  64,150 Pegasus Systems Inc......................................     1,283,000
  23,400 Polaris Industries Inc.*.................................       716,625
  19,300 WMS Industries Inc.......................................       219,537
--------------------------------------------------------------------------------
                                                                      10,291,549
--------------------------------------------------------------------------------
 Lodging -- 0.1%
  57,000 Choice Hotels Corp Inc. .................................       947,625
  12,761 Crestline Capital Corp...................................       231,293
  39,500 Extended Stay America Inc................................       256,750
  14,800 USS Franchises Systems Inc., Class A Shares..............        76,775
--------------------------------------------------------------------------------
                                                                       1,512,443
--------------------------------------------------------------------------------
 Machinery - Construction & Mining -- 0.2%
  43,400 Astec Industries Inc.....................................     1,155,525
  18,500 CMI Corp.*...............................................       111,000
  32,600 JLG Industries Inc. .....................................       293,400
  53,713 Manitowoc Co., Inc.*.....................................     1,446,880
  83,477 Terex Corp...............................................       991,290
--------------------------------------------------------------------------------
                                                                       3,998,095
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Machinery - Diversified -- 0.9%
  11,400 Advanced Energy Industries, Inc..........................  $    829,350
  35,800 Asyst Technologies Inc...................................     1,642,325
  23,500 Briggs & Stratton Corp...................................       785,781
  18,150 Chart Industries, Inc....................................        73,734
  63,900 Cognex Corp.+............................................     2,807,606
   2,100 Columbus McKinnon Corp...................................        31,500
   8,800 FSI International, Inc. .................................       172,150
  11,000 Gerber Scientific Inc. ..................................       184,250
  16,325 Graco Inc................................................       492,811
  24,600 Helix Technology Corp....................................     1,749,675
  12,450 IDEX Corp. ..............................................       308,137
  22,600 Kulicke & Soffa Industries Inc...........................     1,796,700
  12,050 Lindsay Manufacturing Co.................................       202,591
   9,000 Nordson Corp. ...........................................       348,750
  22,200 PRI Automation, Inc.+....................................     1,773,227
  27,100 Presstek, Inc............................................       643,625
   4,300 Sauer, Inc...............................................        34,400
  13,121 Specialty Equipment Companies, Inc.......................       227,977
  10,116 SpeedFam-IPEC, Inc. .....................................       291,467
   5,400 Tennant Co. .............................................       172,800
   5,200 Thermo Fibertek Inc.+....................................        37,050
  37,600 Zebra Technologies Corp., Class A Shares.................     2,502,750
--------------------------------------------------------------------------------
                                                                      17,108,656
--------------------------------------------------------------------------------
 Media -- 1.8%
 355,800 ACTV, Inc................................................    10,696,237
  12,400 Ackerley Group Inc. .....................................       158,875
  35,400 Citadel Communications Corp. ............................     1,199,175
  53,500 Cox Radio Inc............................................     4,280,000
  20,500 Cumulus Media Inc. ......................................       612,437
  63,600 Emmis Communications Corp., Class A Shares+..............     2,321,400
  24,100 Entercom Communications Corp.+...........................     1,013,706
   2,900 IDG Books Worldwide, Inc., Class A Shares................        39,875
   5,000 Information Holdings Inc.................................       195,625
  33,600 Journal Register Co......................................       462,000
  48,900 Lee Enterprises, Inc.*...................................     1,017,731
   3,100 On Command Corp..........................................        52,700
  32,909 Paxson Communications Corp...............................       337,317
  12,100 Pegasus Communications Corp..............................     1,500,400
  64,200 Playboy Enterprises, Class B Shares......................     1,416,412
   1,100 Pulitzer Inc.*...........................................        42,694
   8,700 Radio One Inc............................................       572,025
  42,275 Saga Communications Inc..................................       919,481
   3,700 Scholastic Corp..........................................       191,706
   1,200 Sinclair Broadcast Group., Class A Shares................        11,400
  18,300 Sirius Satellite Radio Inc.+.............................     1,116,300
  12,500 Source Media, Inc.+......................................       185,937
  39,300 TCI Satellite Entertainment, Class A Shares..............       496,163
   4,200 United Television Inc....................................       557,552
   2,151 Value Line Inc.*.........................................        77,167
  38,015 Westwood One, Inc........................................     2,539,879
  13,500 WorldPages.com, Inc. ....................................       178,031
   7,300 Young Broadcasting Corp., Class A Shares.................       176,112
  11,900 Youthstream Media Networks Inc. .........................       232,050
--------------------------------------------------------------------------------
                                                                      32,600,387
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Metal Fabricate/Hardware -- 0.2%
  14,100 Kaydon Corp..............................................  $    324,300
  54,000 Maverick Tube Corp.......................................     1,215,000
  11,300 Metals USA Inc...........................................        87,575
  26,600 Mueller Industries, Inc..................................       761,425
   3,497 Quanex Corp..............................................        74,530
  11,122 Valmont Industries, Inc..................................       168,220
  41,600 Stillwater Mining Co.....................................     1,544,400
--------------------------------------------------------------------------------
                                                                       4,175,450
--------------------------------------------------------------------------------
 Mining -- 0.0%
   9,800 AMCOL International Corp.*...............................       154,350
 143,600 Battle Mountain Gold Co. ................................       305,150
--------------------------------------------------------------------------------
                                                                         459,500
--------------------------------------------------------------------------------
 Miscellaneous Manufacturers -- 0.3%
   5,500 AptarGroup Inc.*.........................................       131,656
   4,018 Barnes Group Inc.*.......................................        57,005
  24,499 Blount International, Inc................................       338,392
  11,100 Cuno Inc.................................................       270,562
  12,400 Dexter Corp..............................................       571,950
  24,900 Donaldson Co., Inc.*.....................................       566,476
  50,400 Federal Signal Corp.*....................................       752,850
   3,240 Gentek, Inc.*............................................        43,740
  10,200 MascoTech Inc.*..........................................       142,800
  16,936 Matthews International Corp., Class A Shares*............       409,640
   2,310 Myers Industries Inc. ...................................        32,773
   2,000 Polymer Group, Inc.*.....................................        29,875
  33,200 Roper Industries Inc.....................................       904,700
   1,000 SPS Technologies, Inc....................................        32,687
  12,500 Scott Technologies, Inc. ................................       240,625
   7,250 Standex International Corp.*.............................       114,641
  19,360 Tredegar Corp............................................       546,920
  11,748 Westinghouse Air Brake Co.*..............................       111,606
--------------------------------------------------------------------------------
                                                                       5,298,898
--------------------------------------------------------------------------------
 Office Furnishings -- 0.0%
     800 CompX International Inc..................................        14,900
   1,254 Virco Manufacturing Corp. ...............................        15,832
--------------------------------------------------------------------------------
                                                                          30,732
--------------------------------------------------------------------------------
 Office/Business Equipment -- 0.0%
   2,500 General Binding Corp.*...................................        16,875
   7,100 Global Imaging Systems Inc...............................        53,250
--------------------------------------------------------------------------------
                                                                          70,125
--------------------------------------------------------------------------------
 Oil & Gas Producers -- 1.5%
  40,200 Atwood Oceanics Inc. ....................................     2,135,625
  31,060 Barrett Resources Corp...................................       904,623
  12,100 Basin Exploration Inc. ..................................       127,806
  20,400 Berry Petroleum Co.......................................       364,650
   2,700 Cabot Oil & Gas Corp.*...................................        42,694
  34,300 Chesapeake Energy Corp...................................       100,756
  47,925 Cross Timbers Oil Co.....................................       413,353
  69,800 Devon Energy Corp.+......................................     2,600,050
   3,600 EEX Corp. ...............................................         8,775
  12,700 Evergreen Resources Inc..................................       282,575
  29,600 Forest Oil Corp..........................................       242,350

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Oil & Gas Producers -- 1.5% (continued)
  20,600 Grey Wolf Inc. ..........................................  $     72,100
   1,300 Houston Exploration Co...................................        19,744
 131,400 Marine Drilling Co. Inc..................................     2,997,562
  29,600 Meridian Resource Corp...................................       101,750
  42,400 Nabors Industries Inc. ..................................     1,521,100
  57,900 Newfield Exploration Co..................................     1,794,900
 133,100 Patterson Energy, Inc....................................     3,036,344
  17,213 Plains Resources Inc. ...................................       238,830
  87,600 Pogo Producing Co.*......................................     2,025,750
 192,000 Precision Drilling Corp..................................     5,496,000
  85,300 Pride International Inc..................................     1,263,507
  18,600 Stone Energy Corp........................................       755,625
  12,300 Tom Brown, Inc...........................................       162,975
  41,960 Vintage Petroleum, Inc.*.................................       608,420
  14,800 WD-40 Co.*...............................................       273,800
--------------------------------------------------------------------------------
                                                                      27,591,664
--------------------------------------------------------------------------------
 Oil & Gas Services -- 0.6%
   5,700 Cal Dive International, Inc..............................       205,200
   5,500 Carbo Ceramics Inc.*.....................................       119,625
  10,100 Drill-Quip Inc...........................................       342,769
  19,805 Friede Goldman International Inc.........................       103,976
  46,800 Global Industries, Ltd. .................................       479,700
  49,000 Hanover Compressor Co.+..................................     2,299,937
 180,500 National Oilwell Inc.+...................................     4,377,125
  73,940 Newpark Resources Inc....................................       577,657
   2,700 Oceaneering International, Inc...........................        51,300
  42,700 UTI Energy Corp..........................................     1,369,069
  32,767 Veritas DGC Inc..........................................       655,340
--------------------------------------------------------------------------------
                                                                      10,581,698
--------------------------------------------------------------------------------
 Packaging & Containers -- 0.1%
  15,200 AEP Industries Inc.......................................       467,400
  10,900 Earthshell Corp.+........................................        66,081
   3,300 Liqui-Box Corp.*.........................................       150,150
  12,900 Shorewood Packaging Corp.................................       267,675
  10,100 U.S. Can Corp............................................       128,775
  26,900 Gaylord Container Corp...................................       144,588
--------------------------------------------------------------------------------
                                                                       1,224,669
--------------------------------------------------------------------------------
 Pharmaceuticals -- 8.0%
  54,000 Abgenix, Inc.............................................    17,394,750
   3,000 Accredo Health, Inc......................................        88,500
 228,300 Advance Paradigm Inc.....................................     5,400,722
  63,100 Algos Pharmaceuticals Corp.+.............................     1,258,056
  89,900 Alkermes Inc.+...........................................    17,249,562
  79,200 Alpharma Inc.*+..........................................     2,742,300
 146,678 Amerisource Health Corp..................................     2,135,998
  50,600 Anesta Corp..............................................     1,125,850
  21,300 Antigenics Inc. .........................................       958,500
  44,625 Barr Laboratories Inc....................................     2,125,266
  95,534 Bindley Western Industries Inc...........................     1,641,996
  64,800 Biomatrix Inc.+..........................................     1,903,500
   4,700 Carter-Wallace Inc.*.....................................        84,894
  55,200 Celgene Corp.+...........................................     9,135,600
  20,000 Cell Pathways Inc.+......................................       940,000
 124,600 Cephalon Inc.+...........................................     8,282,006

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Pharmaceuticals -- 8.0% (continued)
  15,300 ChiRex Inc...............................................  $    380,587
  24,856 COR Therapeutics, Inc.+..................................     2,227,719
  16,300 Corixa Corp..............................................     1,131,831
  19,000 Coulter Pharmaceutical Inc.+.............................       736,250
 140,800 Cubist Pharmaceuticals, Inc. ............................     8,263,200
  17,300 Cygnus Inc.+.............................................       318,969
 107,500 Dura Pharmaceuticals Inc. ...............................     1,491,562
  22,400 Duramed Pharmaceuticals, Inc.............................       268,800
  10,000 Geltex Pharmaceuticals Inc...............................       219,375
 117,191 Gilead Sciences Inc......................................     8,965,112
  28,400 Hemispherix Biopharma, Inc.+.............................       472,150
  31,400 ImClone Systems Inc.+....................................     4,115,363
  30,800 Isis Pharmaceuticals Inc.+...............................       435,050
 186,500 Jones Pharma Inc. .......................................    13,381,375
  12,900 K-V Phamaceuticals Co., Class B Shares...................       374,100
  30,303 King Pharmaceutical Inc.+................................     1,445,073
  49,900 Ligand Pharmaceuticals, Inc..............................     1,085,325
  19,200 MacroChem Corp. of Delaware..............................       129,600
   2,200 Mannatech, Inc...........................................        10,450
 114,150 Medicis Pharmaceutical Corp., Class A Shares ............     5,757,441
 233,500 NBTY, Inc. ..............................................     3,283,594
  11,100 NCS Healthcare, Inc. ....................................        25,322
  62,100 Natures Sunshine Products Inc.* .........................       652,050
  15,200 Pathogenesis Corp. ......................................       469,300
  50,300 Patterson Dental Co. ....................................     1,812,372
  13,600 Pharmaceutical Resources Inc. ...........................        57,800
  80,600 Pharmacyclics Inc. ......................................     6,432,887
  54,600 Priority Healthcare Corp., Class B Shares ...............     2,620,800
 112,900 Rexall Sundown Inc. .....................................     1,693,500
  16,400 Sangstat Medical Corp. ..................................       709,300
   6,200 Schein Pharmaceutical Inc. ..............................        79,437
  17,500 Sicor, Inc. .............................................       173,906
  18,100 Supergen Inc.+...........................................     1,114,282
  28,000 Syncor International Corp. ..............................       686,000
  90,200 Theragenics Corp. .......................................     1,245,888
  36,600 Triangle Pharmaceuticals, Inc. ..........................       837,225
   3,800 Vertex Pharmaceuticals ..................................       275,975
  12,100 Veterinary Centers of America ...........................       133,857
--------------------------------------------------------------------------------
                                                                     145,980,327
--------------------------------------------------------------------------------
 Pipelines -- 0.0%
   9,500 Transmontaigne, Inc. ....................................        61,750
--------------------------------------------------------------------------------
 Real Estate -- 0.1%
  14,539 CB Richard Ellis Services Inc. ..........................       150,842
  14,408 Forest City Enterprises Inc., Class A Shares* ...........       392,618
   8,736 Getty Realty Corp. ......................................       105,378
  11,466 Insignia Financial Group, Inc. ..........................       136,159
  33,100 Jones Lang Lasalle Inc. .................................       405,475
   1,900 LNR Property Corp.* .....................................        37,050
  27,900 Trammell Crow Co. .......................................       334,800
--------------------------------------------------------------------------------
                                                                       1,562,322
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Small Capitalization Growth Investments

 SHARES                          SECURITY                              VALUE

--------------------------------------------------------------------------------
 Real Estate Investment Trusts -- 0.6%
  3,800 Alexander's Inc. .........................................  $    287,612
    800 Alexandria Real Estate Investment Co. ....................        24,450
 11,300 Chateau Communities Inc. .................................       279,675
  3,200 Chelsea GCA Realty, Inc.* ................................        84,800
 26,700 Cousins Properties Inc.* .................................       947,850
 10,600 Federal Realty Investors Trust* ..........................       204,050
 18,798 Health Care Property Investors, Inc.* ....................       467,606
  6,600 Manufactured Home Communities, Inc.* .....................       150,975
 16,100 Mills Corp. ..............................................       272,694
  9,000 National Golf Properties, Inc.* ..........................       194,062
    600 Pennsylvania Real Estate Investment Trust* ...............         9,937
 98,100 Pinnacle Holdings Inc. ...................................     5,738,850
 20,800 Charles E. Smith Residential Reality, Inc.* ..............       726,700
 16,700 Town & Country Trust* ....................................       293,294
  5,200 Ventas, Inc. .............................................        17,550
 34,300 Washington Real Estate Investment Trust ..................       527,363
  5,100 Weingarten Realty Investors ..............................       191,250
  1,700 Westfield America Inc. ...................................        24,013
--------------------------------------------------------------------------------
                                                                      10,442,731
--------------------------------------------------------------------------------
 Retail -- 3.3%
 65,900 Ames Department Stores Inc. ..............................       930,837
 20,600 Ann Taylor Stores Corp. ..................................       392,687
 19,800 Applebee's International, Inc. ...........................       557,494
  8,000 Avado Brands, Inc. .......................................        34,750
 20,000 Barnes&Noble.com, Inc. ...................................       160,000
  3,200 Bebe Stores Inc.+.........................................        33,800
 27,400 Beyond.com Corp.+.........................................       142,994
  1,000 Boise Cascade Office Products ............................        14,875
 12,600 Bombay Co. ...............................................        45,675
 39,000 Borders Group, Inc. ......................................       480,188
  8,459 Buckle Inc.+..............................................       123,713
  4,200 Burlington Coat Factory Wholesale Corp.* .................        48,038
 17,854 CDnow, Inc. ..............................................       142,832
 97,762 CEC Entertainment, Inc. ..................................     2,224,086
 36,900 CKE Restaurants, Inc.* ...................................       235,237
 19,600 CSK Auto Corp. ...........................................       225,400
 46,046 Casey's General Stores Inc.* .............................       385,635
  2,200 Cato Corp. ...............................................        22,000
  3,300 Cheap Tickets Inc.+.......................................        52,181
 19,250 The Cheesecake Factory, Inc. .............................       572,687
 13,600 Chico's Fas Inc. .........................................       171,700
 18,100 The Children's Place Retail Stores, Inc.+.................       213,806
  3,000 Coldwater Creek Inc.......................................        54,375
 12,800 CompUSA, Inc. ............................................       128,000
 20,256 Consolidated Products Inc.................................       203,824
 40,340 Copart Inc................................................       848,401
 44,700 Cost Plus Inc.............................................       829,744
  4,200 Creative Computers, Inc...................................        49,350
 10,900 Cyberian Outpost, Inc.+...................................        96,056
 13,400 Dave & Buster's Inc.......................................        86,262
  5,300 David's Bridal, Inc. .....................................        49,687
  3,700 Deb Shops Inc.*...........................................        57,350
  5,300 DELIA*s Inc...............................................        33,787
 64,375 Dollar Tree Stores Inc....................................     2,498,555
 92,500 Duane Reade Inc.+.........................................     2,214,219

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Small Capitalization Growth Investments

  SHARES                           SECURITY                            VALUE

--------------------------------------------------------------------------------
 Retail -- 3.3% (continued)
    24,777 Egghead.com Inc........................................  $    227,639
     5,600 Electronics Boutique Holdings Corp.....................        81,900
    13,500 Factory 2-u Stores, Inc................................       327,375
     2,000 Fatbrain.com, Inc.+....................................        35,500
     8,600 The Finish Line, Class A Shares........................        51,600
     8,800 Footstar Inc. .........................................       217,250
   132,400 Genesco Inc............................................     1,357,100
     8,774 Goody's Family Clothing Inc............................        61,418
    16,900 Group 1 Automotive Inc.................................       164,775
    25,500 Guitar Center, Inc.....................................       235,875
     4,700 Gymboree Corp. ........................................        22,031
 2,007,200 Hanover Direct Inc.....................................     5,519,800
     2,200 Haverty Furniture Companies, Inc.*.....................        23,787
    32,300 Hollywood Entertainment Corp...........................       329,056
    18,400 IHOP Corp..............................................       284,050
    51,650 Insight Enterprises Inc. ..............................     1,620,519
    13,050 InterTAN Inc...........................................       116,634
   119,200 Jack In The Box Inc....................................     2,391,450
    50,700 Kenneth Cole Productions, Inc..........................     2,585,700
    11,700 Lands' End Inc. .......................................       388,294
     6,000 Lithia Motors, Inc., Class A Shares....................        89,625
    27,900 MSC Industrial Direct Co., Inc. .......................       435,937
   119,118 The Men's Wearhouse, Inc...............................     2,765,773
    46,600 Michaels Stores Inc....................................     1,264,027
     5,300 Movado Group, Inc.*....................................        95,400
    33,500 Musicland Stores Corp..................................       228,219
    10,980 NPC International, Inc.................................        90,585
    12,924 99 Cents Only Stores...................................       323,908
     8,500 O' Charley's Inc. .....................................        95,625
    23,000 Officemax Inc..........................................       162,437
    37,404 O'Reilly Automotive, Inc...............................       523,656
     4,200 PC Connection Inc......................................       110,512
     3,300 P.F. Chang's China Bistro, Inc.........................        99,206
   108,088 Pacific Sunware of California..........................     2,749,478
    25,325 Papa John's International Inc..........................       607,800
   121,800 PETsMART, Inc. ........................................       403,462
    90,300 Pier 1 Imports Inc.*...................................       790,125
    10,100 RARE Hospitality International Inc. ...................       190,638
    34,690 Regis Corp.*...........................................       537,695
    13,700 Restoration Hardware Inc. .............................        78,775
    76,300 RoweCom Inc. +.........................................     1,917,037
    28,300 Ruby Tuesday Inc.* ....................................       479,331
    19,300 School Specialty, Inc. ................................       332,925
    75,300 7-Eleven, Inc. ........................................       195,309
    10,300 Shoe Carnival, Inc. ...................................        88,837
    28,400 Shop At Home, Inc. ....................................       312,400
   207,500 ShopNow.com Inc. ......................................     2,905,000
    19,530 Sonic Corp. ...........................................       473,602
    24,500 Stein Mart Inc. .......................................       105,656
    41,754 Sunglass Hut International Inc. .......................       357,519
     2,000 Systemax Inc. .........................................        19,750
     3,200 The Talbots, Inc. .....................................       115,800
     2,600 Tractor Supply Co. ....................................        46,800
    21,600 Trans World Entertainment Corp. .......................       229,500
     4,500 Tuesday Morning Corp. .................................        58,500
   119,000 Tweeter Home Entertainment Group.......................     3,644,375
     2,300 UBid Inc.+.............................................        76,044

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Retail -- 3.3% (continued)
  10,500 Urban Outfitters Inc. ...................................  $    121,406
   5,500 Value America Inc.+......................................        22,688
   1,700 West Marine, Inc. .......................................        14,662
  10,600 Wet Seal Inc., Class A Shares............................       109,312
  13,750 Whitehall Jewelers, Inc. ................................       268,984
  62,200 Williams-Sonoma, Inc. ...................................     1,924,312
  96,300 Zale Corp. ..............................................     3,623,288
--------------------------------------------------------------------------------
                                                                      59,487,898
--------------------------------------------------------------------------------
 Savings & Loans -- 0.1%
  14,500 Capitol Federal Financial*...............................       138,656
   4,800 First Federal Capital Corp.*.............................        51,600
   2,800 First Financial Holdings Inc.*...........................        42,700
     500 Flagstar Bancorp Inc.*...................................         6,437
   6,400 Great Southern Bancorp. Inc.*............................       136,000
   1,785 Harris Financial Inc.*...................................        11,156
   3,000 Hudson River Bancorp. Inc.*..............................        31,125
  24,200 Net.B@nk, Inc.+..........................................       366,027
   2,000 Niagara Bancorp, Inc.*...................................        18,000
   2,800 Northwest Bancorp Inc.*..................................        19,250
  11,200 Queens County Bancorp Inc.*..............................       212,800
   4,110 Roslyn Bancorp Inc.*.....................................        63,191
   2,700 Seacoast Financial Services Corp.*.......................        26,662
   4,800 United Community Financial*..............................        33,600
--------------------------------------------------------------------------------
                                                                       1,157,204
--------------------------------------------------------------------------------
 Semiconductors -- 7.3%
 148,200 ATMI, Inc. ..............................................     6,993,187
  21,200 Actel Corp. .............................................       690,325
  18,400 Alpha Industries, Inc. ..................................     2,671,450
  17,500 American Xtal Technology, Inc.+..........................       763,437
 126,700 Amkor Technology, Inc. ..................................     6,580,481
  44,600 Applied Micro Circuits Corp. ............................    12,267,787
  42,508 Burr-Brown Corp. ........................................     2,494,659
  27,800 Cree Research, Inc. .....................................     5,222,925
 134,300 Cypress Semiconductor Corp. .............................     6,127,438
 121,600 Dallas Semiconductor*....................................     4,909,600
  54,300 DuPont Photomasks Inc. ..................................     3,176,550
  23,669 Etec Systems, Inc. ......................................     2,787,764
   3,200 Electroglas Inc. ........................................       124,000
  10,700 EMCORE Corp. ............................................     1,391,000
  66,100 Fairchild Semiconductor Corp. ...........................     2,495,275
  31,300 General Semiconductor Inc. ..............................       522,319
 119,100 GlobeSpan, Inc. .........................................     8,992,050
   4,800 hi/fn, Inc. .............................................       361,800
  62,300 International Rectifier Corp. ...........................     2,608,812
  32,900 Kopin Corp. .............................................     2,438,713
  51,400 Lam Research Corp.+......................................     8,024,825
  66,600 Lattice Semiconductor....................................     4,678,650
   7,800 MKS Instruments, Inc. ...................................       354,900
   3,500 Maker Communications Inc. ...............................       226,188
 111,800 MIPS Technology Inc. ....................................     6,540,300
  14,500 PLX Technology, Inc. ....................................       415,063
  55,900 Phoenix Technology Ltd. .................................     1,596,645
 151,200 Photronics, Inc. ........................................     6,435,450
  28,200 Rudolph Technologies, Inc. ..............................     1,272,525
  47,400 Semtech Corp.+...........................................     2,962,500

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Semiconductors -- 7.3% (continued)
   5,400 Silicon Valley Group Inc. ...............................  $    136,687
  25,500 Siliconix Inc. ..........................................     2,065,500
  30,600 St Assembly Test Service Ltd. ...........................     1,468,800
  54,700 TranSwitch Corp. ........................................     6,427,250
 126,200 Tri Quint Semiconductor, Inc.+...........................    14,986,250
  12,900 Ultratech Stepper, Inc. .................................       225,750
  21,700 Varian Semiconductor Equipment Associates, Inc. .........     1,261,312
--------------------------------------------------------------------------------
                                                                     132,698,167
--------------------------------------------------------------------------------
 Shipbuilding -- 0.1%
  34,000 Newport News Shipbuilding Inc.*..........................       962,625
--------------------------------------------------------------------------------
 Software -- 20.1%
 106,400 AVT Corp. ...............................................     2,812,950
   3,800 About.com, Inc. .........................................       266,950
  44,000 Acclaim Entertainment Inc.+..............................       218,625
  69,500 Accrue Software Inc. ....................................     3,262,156
 112,200 Activision Inc. .........................................     1,423,537
  45,700 Actuate Software Corp. ..................................     2,850,537
   9,800 Advantage Learning Systems, Inc. ........................       150,675
  13,600 Advent Software Inc. ....................................     1,233,350
   6,800 Allaire Corp. ...........................................       879,750
 118,800 Allscripts, Inc.+........................................     8,197,200
 112,000 American Management Systems Inc. ........................     3,563,000
   3,900 AppliedTheory Corp. .....................................       110,419
  15,800 Ardent Software, Inc. ...................................       878,875
  12,900 Ashton Technology Group, Inc. ...........................       131,419
  25,400 Aspect Development Inc. .................................     3,781,425
  25,800 Aspen Technology, Inc. ..................................     1,154,550
  56,200 Audible, Inc. ...........................................       716,550
   9,000 Autobytel.com Inc.+......................................        96,187
   5,300 AutoWeb.com..............................................        31,800
   8,000 Avid Technology, Inc. ...................................       140,500
  27,200 Banyan Systems Inc. .....................................       904,400
  48,500 BARRA Inc. ..............................................     1,699,016
  36,400 Bindview Development Corp.+..............................     1,228,500
   7,400 Bottomline Technologies, Inc. ...........................       289,062
 133,100 Brio Technology Inc. ....................................     5,332,319
  85,700 Broadvision Inc. ........................................    21,644,606
   6,300 CAIS Internet, Inc. .....................................       240,975
  24,100 CCC Information Services Group, Inc. ....................       557,313
  25,300 CSG Systems International, Inc. .........................     1,299,788
  30,000 Cerner Corp. ............................................     1,063,125
  32,400 Choicepoint Inc. ........................................     1,221,075
  23,500 Clarify Inc. ............................................     3,391,344
  60,600 Clarus Corp. ............................................     7,067,475
  46,000 Concentric Network Corp. ................................     2,466,750
  44,200 Concord Communications Inc.+.............................     1,977,950
  14,500 Concur Technologies, Inc. ...............................       349,812
  41,200 Critical Path, Inc. .....................................     3,548,350
  18,200 CyberCash Inc.+..........................................       191,100
  16,600 Datastream Systems, Inc. ................................       371,425
 104,250 Dendrite International Inc.+.............................     2,567,156
  94,700 Digital River, Inc. .....................................     3,409,200
  14,500 Documentum, Inc. ........................................     1,093,844
  22,100 EarthWeb Inc.+...........................................       591,175
 167,000 Eclipsys Corp. ..........................................     4,008,000

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Software -- 20.1% (continued)
   5,600 Efax.com.................................................  $     37,100
  70,100 Elot, Inc. ..............................................       420,600
  14,400 Engineering Animation Inc.+..............................       255,600
  44,633 Epicor Software Corp. ...................................       398,907
  11,900 Excalibur Technologies Corp. ............................       440,300
  12,800 Exchange Applications, Inc. .............................     1,390,400
  26,800 Fair, Issac & Co., Inc.*.................................     1,308,175
   8,700 Flashnet Communications, Inc. ...........................        59,812
  22,200 GT Interactive Software Corp. ...........................        90,187
  26,400 Globix Corp. ............................................     1,384,350
  35,600 Go2Net, Inc. ............................................     3,097,200
  16,400 Great Plains Software Inc. ..............................     1,140,825
  41,400 HNC Software, Inc. ......................................     4,072,725
  42,100 Harbinger Corp. .........................................     1,349,831
       2 Healtheon/WebMD Corp. ...................................            97
   9,400 Hearme Inc. .............................................       195,637
  48,235 Hyperion Solutions Corp.+................................     2,381,603
  15,100 IDX Systems Corp. .......................................       547,375
  22,450 IMRglobal Corp. .........................................       273,609
 276,800 Infocure Corp.+..........................................     5,224,600
  47,500 Informatica Corp. .......................................     8,146,250
 221,600 Informix Corp.+..........................................     3,545,600
  24,700 InfoUSA Inc., Class B Shares.............................       308,750
  12,900 Inspire Insurance Solutions, Inc. .......................        49,987
  22,300 Inter-Tel Inc.*..........................................       875,275
  10,000 InterVU Inc. ............................................     1,479,375
  20,800 Intraware, Inc. .........................................     1,589,900
   5,900 iTurf Inc., Class A Shares...............................        64,900
  19,700 iVillage Inc.+...........................................       369,375
  36,650 JDA Software Group, Inc. ................................       742,162
   6,600 Juno Online Services Inc. ...............................       152,625
  21,700 Keynote Systems, Inc. ...................................     3,553,375
   4,300 Launch Media Inc. .......................................        83,850
  37,400 Learn2.com Inc. .........................................       227,906
  48,400 Lightspan Partnership, Inc. .............................       532,400
  67,100 Liquid Audio, Inc. ......................................     1,711,050
  19,500 MAPICS Inc. .............................................       302,250
  13,200 Manugistics Group Inc. ..................................       749,925
   4,200 MapQuest.com Inc. .......................................        76,125
   3,700 MarketWatch.com, Inc. ...................................       158,637
   2,600 Media Metrix, Inc. ......................................        91,325
 116,200 Mediconsult.com, Inc. ...................................       718,987
 154,200 Mercury Interactive Corp. ...............................    14,861,025
 180,900 MessageMedia, Inc.+......................................     2,532,600
 105,900 MicroStrategy Inc. ......................................    14,726,719
 101,000 Micromuse Inc. ..........................................    14,323,063
 112,294 Midway Games Inc. .......................................     1,663,355
  14,700 Multex.com...............................................       448,350
  66,500 MyPoints.com Inc. .......................................     3,117,187
  12,800 NBC Internet, Inc. ......................................       672,800
  85,500 National Data Corp.*.....................................     2,650,500
 139,800 National Instruments Corp. ..............................     6,277,894
  27,800 NeoMagic Corp. ..........................................       150,294
   6,500 NEON Systems, Inc. ......................................       217,750
  11,100 Net Perceptions Inc. ....................................       542,512
 204,500 Netopia, Inc. ...........................................    17,638,125
   7,000 NetObjects Inc. .........................................       260,750

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Software -- 20.1% (continued)
 159,400 New Era of Networks Inc. ................................  $ 14,605,025
  19,100 NVIDIA Corp.+............................................     1,222,400
   4,500 Omega Research Inc. .....................................        24,750
  18,200 OneMain.com, Inc. .......................................       233,187
   9,000 OnHealth Network Co. ....................................        84,375
   6,500 Onyx Software Corp. .....................................       518,375
  37,400 Open Market Inc. ........................................     1,874,675
 106,100 PC-Tel, Inc. ............................................     7,214,800
   2,600 pcOrder.com Inc. ........................................        68,900
   8,600 Pegasus Systems Inc. ....................................       202,100
  30,564 Per-Se Technologies, Inc. ...............................       240,694
 259,800 Peregrine Systems Inc. ..................................    14,191,575
  16,800 Pervasive Software Inc. .................................       179,550
  45,300 Pinnacle Systems, Inc. ..................................     2,270,662
  40,200 Policy Management Systems Corp. .........................       356,775
  17,200 Preview Systems, Inc. ...................................       911,600
  14,500 Preview Travel Inc.+.....................................       667,906
 120,450 ProBusiness Services, Inc. ..............................     3,267,206
   2,600 Private Business Inc. ...................................        10,725
  45,400 Procurenet.com...........................................             0
 116,308 Progress Software Corp. .................................     2,900,431
  14,200 Project Software & Development, Inc. ....................     1,099,612
  25,600 Proxim, Inc.+............................................     1,072,000
  24,500 Puma Technology, Inc. ...................................     4,325,781
  18,400 Quadramed Corp. .........................................       165,600
  21,100 Quest Software, Inc. ....................................     2,460,787
  68,900 Rare Medium Group, Inc. .................................     4,134,000
  15,500 Razorfish Inc.+..........................................       519,250
  59,200 RealNetworks, Inc.+......................................     4,162,500
  42,500 Remedy Corp. ............................................     2,409,219
  59,200 Rhythms NetConnections Inc. .............................     2,112,700
   8,700 SPSS Inc. ...............................................       270,787
  41,189 S1 Corp. ................................................     4,144,643
  26,700 SVI Holdings, Inc.+......................................       285,356
  31,300 SAGA Systems, Inc. ......................................     1,062,245
  14,100 Sagent Technology, Inc. .................................       245,869
   3,900 SalesLogix Corp. ........................................       108,712
  52,900 Sanchez Computer Associates, Inc.+.......................     2,565,652
  19,300 Santa Cruz Operation, Inc. ..............................       332,925
  11,000 Schawk, Inc. ............................................        85,250
   9,600 Serena Software, Inc. ...................................       405,000
   3,500 Silknet Software, Inc. ..................................       784,219
  30,400 Silverstream Software, Inc. .............................     2,606,800
 100,000 Smartforce PLC ADR.......................................     4,406,250
  19,600 Softnet Systems, Inc. ...................................       725,200
  17,100 Software.com+............................................     1,645,877
  17,600 SportsLine.com, Inc. ....................................       811,800
  18,400 Spyglass, Inc. ..........................................     1,076,400
   9,100 SS&C Technologies, Inc. .................................        51,188
  38,600 Structural Dynamics Research Corp. ......................       550,050
  72,500 Sunquest Information Systems, Inc. ......................       797,500
  89,000 Sybase, Inc. ............................................     2,230,562
  45,950 THQ Inc.+................................................       927,616
  98,100 TSI International Software Ltd. .........................     8,320,106
  13,900 Telescan, Inc. ..........................................       283,212
   5,100 Tenfold Corp. ...........................................       255,956
  10,600 theglobe.com, Inc. ......................................        82,150

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Software -- 20.1% (continued)
   5,400 TheStreet.com Inc. ......................................  $     62,437
  21,700 3Dfx Interactive, Inc. ..................................       200,725
  36,600 Transaction Systems Architects, Inc.+....................     1,651,575
  14,600 24/7 Media, Inc.+........................................       678,900
   5,500 Unigraphics Solutions, Inc. .............................       152,281
  15,600 USinternetworking Inc.+..................................     1,041,300
  32,000 Verity, Inc. ............................................     1,708,000
  52,000 VerticalNet, Inc.+.......................................    11,440,000
  29,100 Vignette Corp. ..........................................     6,707,550
  20,100 Wavo Corp. ..............................................       149,495
   7,300 WebTrends Corp. .........................................       693,500
  57,583 Wind River Systems Inc. .................................     3,343,415
   9,700 Worldgate Communication Inc. ............................       334,650
  14,600 Ziff-Davis Inc. - ZDNet+.................................       468,113
  17,300 Zixit Corp.+.............................................       930,416
--------------------------------------------------------------------------------
                                                                     366,226,943
--------------------------------------------------------------------------------
 Telecommunication Equipment -- 5.9%
  22,000 ADTRAN Inc. .............................................     1,618,375
 117,700 Advanced Fibre Communications, Inc. .....................     8,018,312
  27,400 Advanced Radio Telecom Corp. ............................     1,041,200
 139,000 Anaren Microwave Inc. ...................................    10,546,625
  44,600 Andrew Corp. ............................................     1,103,850
 107,491 Antec Corp.+.............................................     5,690,305
  17,700 Aware Inc. ..............................................     1,115,100
  46,200 C-COR.net Corp. .........................................     2,066,006
  11,000 Carrier Access Corp. ....................................       624,250
  39,600 CellNet Data Systems Inc.+...............................        56,925
 121,966 CommScope Inc. ..........................................     4,749,051
  18,800 Com21 Inc. ..............................................     1,316,000
  74,900 Digital Microwave Corp. .................................     2,499,787
  45,300 Harmonic Inc.+...........................................     6,203,269
  14,300 IPC Communications, Inc. ................................     3,417,700
  90,400 InterDigital Communications Corp. .......................     2,887,150
  26,500 International Fibercom, Inc. ............................       834,750
   3,900 eShare Technologies, Inc. ...............................        58,744
 110,100 Metromedia Fiber Network Inc., Class A Shares+...........     7,915,158
  13,600 Network Equipment Technologies...........................       142,800
  16,600 North Pittsburgh Systems Inc. ...........................       209,575
   4,900 NorthEast Optic Network, Inc. ...........................       550,025
  17,700 Optical Cable Corp.+.....................................       942,525
  50,400 P-Com, Inc. .............................................       919,800
  95,300 Paging Network Inc.+.....................................       276,966
  74,200 Pairgain Technologies Inc ...............................     1,326,325
  18,200 Plantronics, Inc. .......................................     1,445,762
  21,100 Powerwave Technologies, Inc. ............................     3,373,362
  13,000 Proxicom, Inc. ..........................................     1,865,500
  70,300 RF Micro Devices, Inc. ..................................     9,723,369
  34,300 SBA Communications Corp. ................................     1,389,150
   9,382 Superior TeleCom Inc.*...................................       117,275
     800 Superior Trust...........................................        10,000
  30,900 Tekelec..................................................     1,591,350
  64,600 Terayon Communication Systems, Inc. .....................    16,610,275
  51,600 Tut Systems, Inc. .......................................     2,160,750
  37,200 WebLink Wireless, Inc. ..................................       669,600
  18,400 Westell Technologies Inc.+...............................       630,200
  68,800 World Access, Inc.+......................................     1,307,200
--------------------------------------------------------------------------------
                                                                     107,024,366
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Small Capitalization Growth Investments

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 Telecommunications -- 4.0%
  15,900 Adaptive Broadband Corp. ................................  $  1,828,997
  14,500 Adelphia Business Solutions, Inc. .......................       744,937
  17,697 Aerial Communications, Inc. .............................     1,060,714
  91,500 Allegiance Telecom, Inc.+................................     9,047,062
  18,334 American Mobile Satellite................................       531,686
 163,600 Aspect Telecommunications Corp. .........................    10,541,976
 107,600 CTC Communications Group.................................     8,070,000
  48,400 Caprock Communications Corp. ............................     2,132,625
 155,600 Cellular Telecom.........................................     5,640,500
  46,500 Commonwealth Telephone Enterprises, Inc..................     2,028,562
  49,200 Dobson Communications Corp.+.............................       934,800
  54,900 e.spire Communications Inc. .............................       686,250
   9,400 Electric Lightway Inc., Class A Shares...................       213,850
  22,800 IDT Corp. ...............................................       843,956
  68,100 ITC DeltaCom, Inc. ......................................     2,583,544
   5,500 Inet Technologies, Inc. .................................       238,562
  52,200 LCG Communications, Inc. ................................     1,637,775
 142,500 Latitude Communications Inc. ............................     3,010,312
  20,500 Leap Wireless International, Inc. .......................     1,797,594
  18,900 MGC Communications, Inc. ................................     1,304,100
  41,250 MasTec, Inc. ............................................     2,377,031
  15,300 Metricom, Inc. ..........................................     1,191,487
  31,000 Omnipoint Corp.+.........................................     3,651,074
  36,800 PTEK Holdings, Inc. .....................................       388,700
  16,500 Pacific Gateway Exchange Inc.+...........................       334,125
  38,486 Powertel, Inc. ..........................................     3,603,254
 158,570 Price Communications Corp. ..............................     3,785,860
  39,300 Star Telecommunications, Inc. ...........................       235,800
  39,575 TALK.com, Inc.+..........................................       667,828
  37,900 US LEC Corp., Class A Shares.............................     1,648,650
   8,300 West TeleServices Corp. .................................       163,925
--------------------------------------------------------------------------------
                                                                      72,925,536
--------------------------------------------------------------------------------
 Telephone -- 1.0%
  14,600 CFW Communications Co.*..................................       627,800
  74,200 Intermedia Communications Inc.+..........................     4,697,805
  71,400 Nextlink Communications, Class A Shares+.................     7,867,387
  45,180 Primus Telecommunications Group, Inc.+...................     1,982,272
  58,948 Viatel, Inc. ............................................     3,319,510
--------------------------------------------------------------------------------
                                                                      18,494,774
--------------------------------------------------------------------------------
 Textiles -- 0.0%
  21,000 G & K Services Inc., Class A Shares......................       357,000
--------------------------------------------------------------------------------
 Tobacco -- 0.0%
   4,305 Brooke Group Ltd.*+......................................        57,041
--------------------------------------------------------------------------------
 Toys/Games/Hobbies -- 0.1%
  16,300 Action Performance Companies, Inc.+......................       147,719
  28,500 The Boyds Collection, Ltd. ..............................       181,688
   9,600 Department 56 Inc. ......................................       135,600
  16,500 Jakks Pacific, Inc. .....................................       272,250
   4,200 Marvel Enterprises, Inc. ................................        25,987
  12,000 Racing Champions Corp. ..................................        39,000
  96,900 The Topps Co., Inc. .....................................       726,750
--------------------------------------------------------------------------------
                                                                       1,528,994
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                    Small Capitalization Growth Investments

 SHARES                             SECURITY                          VALUE

--------------------------------------------------------------------------------
 Transportation -- 0.4%
        10,500 American Freightways Corp. ......................  $      114,187
        15,750 Atlas Air, Inc. .................................         380,952
        39,600 C.H. Robinson Worldwide, Inc. ...................       2,019,600
         3,500 Convenant Transport..............................          40,250
        35,650 Eagle USA Airfreight Inc.+.......................       1,002,656
         1,800 Florida East Coast Industries, Inc.*.............          73,350
        40,950 Forward Air Corp. ...............................         941,850
         9,885 Heartland Express, Inc. .........................         141,170
        25,400 Kirby Corp. .....................................         492,125
         7,400 Knight Transportation Inc. ......................         121,175
         6,800 Landstar Systems, Inc. ..........................         382,075
           900 M.S. Carriers, Inc. .............................          19,912
        38,100 Swift Transportation Co., Inc. ..................         564,358
        41,800 US Freightways Corp.*............................       1,389,850
         9,800 Wisconsin Central Transportation Corp. ..........         121,275
--------------------------------------------------------------------------------
                                                                       7,804,785
--------------------------------------------------------------------------------
 Water -- 0.0%
         4,800 Philadelphia Suburban Corp.*.....................          88,800
--------------------------------------------------------------------------------
               TOTAL COMMON STOCK (Cost -- $1,130,615,480)......   1,780,382,577
--------------------------------------------------------------------------------
     FACE
    AMOUNT                          SECURITY                          VALUE

--------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS -- 0.1%
 $1,200,000.00 U.S. Treasury Bills, 5.200% due 3/30/00 (Cost --
                 $1,194,973)++..................................       1,194,973
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 2.0%
    37,100,000 J.P. Morgan Securities, 5.760% due 3/1/00;
                Proceeds at maturity -- $37,105,936;
                (Fully collateralized by U.S. Treasury Notes &
                Bonds, 4.750% to 12.750%; due 5/25/00 to
                8/15/28; Market value -- $38,588,839) (Cost --
                 $37,100,000)...................................      37,100,000
--------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100% (Cost --
                 $1,168,910,453**)..............................  $1,818,677,550
--------------------------------------------------------------------------------

 + All or a portion of the security is on loan (See Note 11).
 * Income producing security.
++ Security has been partially segregated by Custodian for futures contracts commitments.
** Aggregate cost for Federal income tax purposes is substantially the same.

                                  [PIE CHART]

                         Classification of Investments

Other Common Stock                             31.9%
Software                                       20.1%
Computers                                      10.4%
Pharmaceuticals                                 8.0%
Biotechnology                                   4.6%
Semiconductors                                  7.3%
Commercial Services                             4.7%
Telecommunications Equipment                    5.9%
Electronics                                     5.0%
U.S. Government Obligations and
Repurchase Agreement                            2.1%


                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                        International Equity Investments


 SHARES                            SECURITY                           VALUE

--------------------------------------------------------------------------------
 STOCK -- 96.6%
--------------------------------------------------------------------------------
 Australia -- 1.1%
      40,662 Amcor Ltd. ........................................  $      149,847
      31,201 AMP Diversified Property Trust.....................          44,459
      64,976 AMP Ltd. ..........................................         590,284
     216,537 Australia New Zealand Banking Group Ltd. ..........       1,331,303
      21,408 Australian Gas Light Co. Ltd. .....................         105,849
      31,715 Boral Ltd.(a)......................................          45,387
      13,400 Brambles Industries Ltd. ..........................         336,619
       7,200 British American Tobacco Co. PLC...................          53,510
     323,034 Broken Hill Proprietary Co. Ltd. ..................       3,192,782
      65,392 Coca Cola Amatil Ltd. .............................         129,730
      74,015 Coles Myer Ltd. ...................................         310,038
      53,485 Colonial Ltd. .....................................         203,017
       6,000 CSL Ltd. ..........................................          80,337
      71,400 CSR Ltd. ..........................................         155,681
      26,048 David Jones Ltd. ..................................          20,158
      13,300 Delta Gold NL......................................          17,808
      24,266 Email Ltd. ........................................          30,702
      10,918 F. H. Faulding & Co. Ltd. .........................          55,658
      93,751 Fosters Brewing Group Ltd. ........................         246,336
      40,361 Futuris Corp. Ltd. ................................          41,648
     105,688 General Property Trust.............................         166,179
       1,160 GIO Australia Holdings Ltd. .......................          61,639
      78,866 Goodman Fielder Ltd. ..............................          56,675
      13,403 Howard Smith Ltd. .................................          67,916
      10,786 Iluka Resources Ltd. ..............................          24,510
      30,432 James Hardie Industries Ltd. ......................          68,224
      19,600 Leighton Holdings Ltd. ............................          57,182
      26,092 Lend Lease Corp. Ltd. .............................         342,951
     101,125 M.I.M. Holdings Ltd. ..............................          63,974
      24,712 Mayne Nickless Ltd. ...............................          47,962
      89,197 National Australia Bank Ltd. ......................       1,172,397
      18,442 Newcrest Mining Ltd.* .............................          49,273
     104,738 News Corp. Ltd. ...................................       1,526,814
     112,753 News Corp. Ltd. Preferred..........................       1,411,169
     111,415 Normandy Mining Ltd. ..............................          59,535
      48,575 North Ltd. ........................................          82,045
      16,500 Orica Ltd. ........................................          67,494
      31,715 Origin Energy Ltd. ................................          24,330
      70,800 Pacific Dunlop Ltd. ...............................          70,011
      53,610 Pioneer International Ltd. ........................         142,908
      22,655 QBE Insurance Group Ltd. ..........................         102,968
      11,820 Resolute Ltd. .....................................           1,814
      14,486 Rio Tinto Ltd. ....................................         207,307
      40,825 Santos Ltd. .......................................          96,036
       8,486 Sons of Gwalia Ltd. ...............................          24,289
      39,803 Southcorp Ltd. ....................................         108,056
      25,842 Stockland Trust Group..............................          53,172
      12,705 Suncorp-Metway Ltd. ...............................          60,243
      18,701 TABCORP Holdings Ltd. .............................         111,413
     479,164 Telstra Corp Ltd.(a)...............................       2,249,066
      17,040 Wesfarmers Ltd. ...................................         129,716
      90,144 Westfield Trust....................................         170,528
     106,603 Westpac Bank Corp Ltd.(a)..........................         680,947
     470,921 WMC Ltd. ..........................................       1,770,152

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                        International Equity Investments


 SHARES                           SECURITY                          VALUE

------------------------------------------------------------------------------
 Australia -- 1.1% (continued)
      79,700 Woodside Petroleum Ltd. .........................  $      455,252
      74,931 Woolworths Ltd...................................         229,654
------------------------------------------------------------------------------
                                                                    19,154,954
------------------------------------------------------------------------------
 Austria -- 0.1%
         200 Austria Mikro Systeme International AG(a)........           8,896
       1,603 Austria Tabakwerke AG............................          63,895
       2,800 Austrian Airlines Osterreichishe Luftverkehrs
              AG..............................................          43,943
       8,668 Bank Austria AG..................................         377,218
         300 Bau Holding AG...................................          12,217
       1,000 Boehler-Uddeholm AG..............................          37,250
         100 BWT AG...........................................          31,483
       1,800 Flughafen Wien AG*...............................          64,815
         606 Generali Holding Vienna AG.......................          94,222
         200 Lenzing AG.......................................          10,879
       1,000 Mayr-Melnhof Karton AG...........................          54,956
         680 Oesterreichische Brau-Beteiligungs AG*...........          26,253
       2,681 Oesterreichische Elektrizitaetswirschafts AG,
              Class A Shares..................................         316,204
       1,976 OMV AG...........................................         154,691
       1,573 RHI AG...........................................          42,602
       1,200 VA Technologie AG................................          70,938
       5,600 Wienerberger Baustoffindustrie AG................         103,519
------------------------------------------------------------------------------
                                                                     1,513,981
------------------------------------------------------------------------------
 Belgium -- 0.3%
          45 Almanij NV - STRIP VVPR*.........................               3
         900 Barco NV.........................................         109,614
       3,230 Bekaert NV.......................................         142,585
         250 Cimenteries CBR Cementbedrijven - STRIP VVPR*....               2
       3,152 Colruyt NV.......................................         127,458
         600 Compagnie Maritime Belge S.A. ...................          25,995
          25 Copeba...........................................           1,343
         450 D'ieteren S.A. ..................................         129,977
       3,798 Delhaize-Le Lion S.A. ...........................         217,208
         275 Dolmen Computer Applications*....................           6,325
       4,430 Electrabel S.A.(a)...............................       1,197,239
         625 Electrabel S.A. - STRIP VVPR*....................              90
      55,709 Fortis AG........................................       1,394,548
      41,418 Fortis AG - STRIP VVPR*..........................             398
         110 Generale De Banque S.A. - STRIP VVPR*............               2
         450 Glaverbel S.A. ..................................          30,328
       1,647 Groupe Buxeless Lambert S.A. ....................         357,301
      23,162 KBC Bancassurance Holdings NV(a).................         885,322
       2,140 KBC Bancassurance Holdings NV - STRIP VVPR*......              41
         175 Royal Belge - STRIP VVPR*........................               3
       6,571 Solvay S.A. .....................................         457,419
         750 Tractebel - STRIP VVPR*..........................               7
      10,714 UCB S.A. ........................................         365,681
       1,700 Union Miniere S.A. ..............................          55,649
------------------------------------------------------------------------------
                                                                     5,504,538
------------------------------------------------------------------------------
 Brazil -- 0.3%
     182,495 Embratel Participacoes ADR.......................       4,379,880
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                        International Equity Investments


 SHARES                           SECURITY                          VALUE

------------------------------------------------------------------------------
 Canada -- 1.8%
     202,300 BCE Inc.*........................................  $   22,028,532
     172,800 Seagrams Co. Ltd.(a).............................       9,699,903
------------------------------------------------------------------------------
                                                                    31,728,435
------------------------------------------------------------------------------
 Denmark -- 0.3%
       1,015 Bang & Olufsen Holdings A/S, Class B Shares(a)...          36,844
       2,945 Carlsberg A/S, Class A Shares....................          93,158
       2,760 Carlsberg A/S, Class B Shares....................          93,031
          81 D/S 1912, Class B Shares.........................         842,185
          54 D/S Svendborg, Class B Shares....................         791,080
       4,050 Danisco A/S......................................         123,387
       4,025 Den Danske Bank Group............................         384,575
       1,710 Ostasiatiske Kompagni A/S*.......................          20,838
       4,190 FLS Industries A/S, Class B Shares...............          70,616
         800 Falck A/S........................................          87,638
       3,125 ISS International Service System A/S, Class B
              Shares..........................................         208,643
       2,000 Navison Software A/S*............................         207,428
         600 NKT Holdings A/S.................................          39,359
       5,460 Novo Nordisk A/S, Class B Shares.................         690,153
         825 Radiometer A/S, Class B Shares...................          31,017
       3,750 SAS Danmark A/S(a)...............................          38,649
      14,130 Teledanmark A/S..................................       1,161,394
       2,500 Topdanmark A/S*..................................          40,837
       6,425 Unidanmark A/S, Class A Shares...................         366,500
         600 Vestas Wind Systems A/S*.........................         169,183
         900 William Demant A/S...............................         128,346
------------------------------------------------------------------------------
                                                                     5,624,861
------------------------------------------------------------------------------
 Finland -- 1.6%
       1,900 Amer Group Ltd...................................          49,391
       1,387 Finnlines Oyj....................................          40,596
       4,306 Hartwall Oyj AB..................................          63,845
       1,960 Instrumentarium Oyj(a)...........................          63,877
      10,900 Kemira Oyj.......................................          68,214
       6,500 Kesko Oyj, Class B Shares(a).....................          86,050
       1,200 Kone Corp., Class B Shares(a)....................          58,923
      67,766 Merita PLC.......................................         368,633
       1,100 Metra Oyj, Class A Shares(a).....................          22,399
       3,600 Metra Oyj, Class B Shares........................          73,827
      10,076 Metso Group Oyj..................................         131,932
     118,460 Nokia Oyj AB.....................................      23,521,652
       8,000 Outokumpu Oyj....................................          89,347
       1,500 Pohjloa Insurance Group, Class A Shares..........          91,706
       2,000 Pohjola Insurance Group, Class B Shares..........         112,454
      17,189 Raisio Group PLC.................................          46,835
      12,271 Rautaruukki Oyj(a)...............................          67,342
       4,100 Sampo Insurance Co. Ltd., Class A Shares*........         140,135
         437 Sanitec Oyj......................................           5,764
      40,742 Sonera Corp. Oyj.................................       3,142,026
       1,800 Stockmann AB, Class A Shares.....................          28,421
       2,300 Stockmann AB, Class B Shares.....................          35,440
      18,160 UPM-Kymmene Oyj..................................         503,550
       3,090 Uponor Oyj(a)....................................          52,658
------------------------------------------------------------------------------
                                                                    28,865,017
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                        International Equity Investments

 SHARES                            SECURITY                           VALUE

--------------------------------------------------------------------------------
 France -- 12.1%
      11,955 Accor S.A.(a)......................................  $      435,087
       5,749 Air Liquide........................................         776,024
      16,922 Alcatel............................................       3,962,326
     393,312 Aventis S.A.*......................................      20,149,797
      44,185 Axa................................................       5,551,627
      32,392 Banque National de Paris ..........................       2,557,344
      54,710 BIC S.A. ..........................................       2,388,795
       1,645 Bouygues S.A.(a)...................................       1,369,988
       1,250 CPR S.A. ..........................................          64,988
       5,602 Canal Plus.........................................       1,565,802
       4,826 Cap Gemini S.A.(a).................................       1,328,887
      82,227 Carrefour Supermarche S.A.(a)......................      12,468,952
      30,046 Casino Guich-Perrachon(a)..........................       1,748,710
       4,300 Casino Guich-Perrachon Preferred Shares(a).........         382,331
         650 Chargeurs S.A. ....................................          36,109
      16,554 Christian Dior.....................................       3,386,856
       5,806 Cie de St Gobain...................................         807,755
       1,344 Club Mediterrane S.A.(a)...........................         154,503
       1,400 Coflexip S.A. .....................................         124,277
      40,393 Dassault Systemes S.A. ............................       4,433,491
     105,398 Equant N.V.*.......................................      11,913,391
       2,400 Eridania Beghin Say S.A. ..........................         201,494
         654 Essilor International S.A. ........................         167,492
   2,550,535 Eurotunnel S.A. ...................................       3,143,230
      58,391 France Telecom S.A.(a).............................       9,416,633
         600 Gecia(a)...........................................          60,367
       4,924 Groupe Danone......................................         989,882
       1,369 Groupe GTM.........................................         104,786
       1,400 Imerys(a)..........................................         165,793
       9,198 LVMH...............................................       3,413,915
       4,374 L'oreal S.A. ......................................       2,905,780
      36,944 Lafarge S.A. ......................................       2,756,643
       8,208 Lafarge S.A. Rights................................             237
       7,890 Lagardere S.A. ....................................         742,175
       8,341 Michelin, Class B Shares...........................         260,435
       2,100 Pathe S.A. ........................................         384,156
       5,300 Pechiney S.A. .....................................         309,231
       3,600 Pernod - Ricard....................................         181,968
      22,435 Pinault Printemps Redout(a)........................       4,516,635
       1,300 Promodes...........................................       1,176,538
       3,088 PSA Peugeot Citroen................................         636,544
         450 Publicis S.A. .....................................         229,193
     168,029 Rhodia.............................................       2,863,468
       1,350 SEB S.A. ..........................................          97,483
         648 Sagem S.A. ........................................         729,954
      63,284 SGS-Thomson Microelectronics.......................      12,551,513
      71,290 Sanofi S.A.*.......................................       2,744,826
      36,048 Schneider Electric S.A. ...........................       2,325,363
       3,025 Seita..............................................         100,509
       2,500 Sidel(a)...........................................         204,594
       1,684 Simco S.A. ........................................         126,465
         368 Societe Eurafrance.................................         171,960
      14,218 Societe Generale Paris.............................       2,947,253
       2,388 Sodex Alliance S.A.(a).............................         319,583
     123,561 Suez Lyonnaise des Eaux............................      20,342,882
       4,975 Suez Lyonnaise des Eaux - STRIP VVPR*..............              47
       1,450 Tech Nip...........................................         158,592
      12,012 Thomson CSF........................................         474,170

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                        International Equity Investments


 SHARES                            SECURITY                           VALUE

--------------------------------------------------------------------------------
 France -- 12.1% (continued)
     152,362 Total Fina Elf.....................................  $   20,170,381
      10,170 Total Fina Elf, Class B Shares*....................       1,346,351
      10,170 Total Fina S.A. - STRIP VVPR*......................              97
       1,000 Unibail S.A. ......................................         126,222
      11,564 Union des Assurance Fed............................       1,174,614
     113,470 Usinor S.A.(a).....................................       1,655,116
     142,715 Valeo S.A. ........................................       6,938,985
     283,983 Vivendi(a).........................................      33,357,011
         505 Zodiac S.A. .......................................          85,913
--------------------------------------------------------------------------------
                                                                     218,383,519
--------------------------------------------------------------------------------
 Germany -- 9.7%
       3,100 Adidas Salomon AG(a)...............................         164,306
       2,450 AGIV AG............................................          44,228
      23,862 Allianz AG Registered Shares.......................       8,316,687
     108,100 BASF AG............................................       4,803,218
     373,103 Bayarische Motoren Werke AG(a).....................       9,627,166
     122,018 Bayer AG...........................................       4,975,219
      63,475 Bayer Hypo - Und Vereinsbank AG....................       3,452,916
       5,400 Beiersdorf AG......................................         327,283
       2,700 Bilfinger & Berger Bau AG..........................          39,773
         400 Brau Und Brunmen AG*...............................          15,212
       4,300 Buderus AG.........................................          66,157
      37,800 Commerbank AG(a)...................................       1,375,683
       7,800 Continental AG.....................................         128,042
      64,527 Daimler Chrysler AG(b).............................       4,320,865
      34,486 Deutsche Bank AG...................................       2,895,304
      21,050 Deutsche Lufthansa AG..............................         459,045
     200,278 Deutsche Telekom AG(b).............................      16,756,679
       5,200 Deutz AG*..........................................          25,733
       2,500 Douglas Holding AG.................................          76,903
     219,196 Dresdner Bank AG(a)................................      10,404,339
       1,656 Dyckerhoff AG......................................          42,251
         156 Dyckerhoff AG Preferred Shares.....................           4,475
       6,400 EM TV & Merchandising AG(a)........................         640,838
      54,704 Epcos AG*..........................................       7,584,317
          50 Escada AG..........................................           4,886
          50 Escada AG Preferred Shares.........................           4,862
       4,080 FAG Kugelfischer Georg Schaefer AG.................          33,586
       4,300 Fresenius Medical Care.............................         317,126
       4,100 Gehe AG(a).........................................         128,292
       3,778 Heidelberg Zement AG...............................         214,245
       5,400 Hochtief AG........................................         127,638
       1,000 Holsten-Brauerei AG................................          16,463
       2,000 IWKA AG............................................          34,006
       1,500 Kamps AG(a)........................................         114,019
       1,500 Kamps AG Rights....................................             577
       5,500 Karstadtquelle AG..................................         172,100
       6,600 Linde AG...........................................         265,934
       5,600 MAN AG.............................................         184,394
       3,300 MAN AG Vorzugsaktien...............................          65,450
       9,350 Merck KGaA.........................................         243,058
     362,028 Metallgesellschaft AG(a)...........................       6,762,057
      17,694 Metro AG(a)........................................         668,652
       1,600 Metro AG Preferred Shares..........................          36,201
       8,556 Mobilcom AG........................................       1,042,068
      23,827 Munchener Ruckver AG...............................       6,664,237

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                        International Equity Investments

 SHARES                           SECURITY                          VALUE

------------------------------------------------------------------------------
 Germany -- 9.7% (continued)
      10,968 Preussag AG(a)...................................  $      512,158
       1,950 Rheinmetal Berlin AG.............................          19,431
         826 Rheinmetall Berlin AG Preferred Shares...........           6,847
      29,976 RWE AG...........................................         995,698
       5,500 RWE AG Preferred Shares..........................         145,623
       4,150 SAP AG(a)........................................       2,537,212
      32,858 SAP AG Vorzug....................................      27,143,345
       1,550 SGL Carbon AG....................................         149,084
       1,000 Salamander AG....................................           8,376
       4,350 Schering AG......................................         526,662
     173,483 Siemens AG(a)....................................      29,848,082
     169,910 Thyssen Krupp AG(a)..............................       4,187,876
     217,742 Veba AG..........................................       9,664,471
     227,357 Viag AG(a).......................................       4,027,737
      20,860 Volkswagen AG(a).................................         849,551
       5,250 Volkswagen AG Preferred Shares...................         122,828
      10,800 WCM Beteiligungs & Grund AG......................         374,335
------------------------------------------------------------------------------
                                                                   174,765,806
------------------------------------------------------------------------------
 Greece -- 0.2%
     132,320 Hellenic Telecommunication Organization S.A. ....       3,921,115
------------------------------------------------------------------------------
 Hong Kong -- 2.5%
      79,208 Bank of East Asia Ltd. ..........................         186,244
     131,000 CLP Holdings Ltd. ...............................         579,020
         208 Cable & Wireless.................................           6,461
     765,509 Cable And Wireless Ltd. PLC......................       2,552,417
     184,000 Cathay Pacific Airways(a)........................         255,332
     134,000 Cheung Kong Ltd. ................................       1,782,006
   2,008,000 China Telecom *..................................      18,447,345
     195,368 Chinese Estates Holdings.........................          33,135
       7,760 Chinese Estates Holdings Warrants, Expire
              11/24/00*.......................................             448
      65,000 Elec & Eltek International Co. Ltd. .............          12,193
      44,000 Giordano International Ltd. .....................          49,185
      93,000 Hang Lung Development Co. Ltd. ..................          72,294
     108,600 Hang Seng Bank Ltd. .............................         980,257
      16,800 Hong Kong Aircraft Engineering...................          22,989
     286,793 Hong Kong & China Gas Co. Ltd. ..................         335,331
      79,500 Hong Kong & Shanghai Hotels Ltd. ................          34,985
      34,000 Hong Kong Construction Holdings..................           8,125
      63,400 Hopewell Holdings Ltd.(a)........................          33,195
   1,085,000 Hutchison Whampoa Ltd. ..........................      17,008,017
      71,271 Hysan Development Co. Ltd.(a)....................          74,175
      51,100 Johnson Electric Holding Ltd. ...................         336,495
       4,900 Melco International Development Ltd. ............           1,573
      41,000 Miramar Hotel & Investment Ltd. .................          31,608
     121,745 New World Development Co. Ltd. ..................         175,199
     132,000 Oriental Press Group *...........................          50,033
      52,000 Peregrine Investment Holdings Ltd.*..............               0
     260,800 Regal Hotel International Holdings Ltd.*.........          19,100
      52,000 Shangri La Asia Ltd. ............................          41,758
      22,286 Shangri La Hotel.................................          18,183
     125,243 Shun Tak Holdings Ltd. ..........................          19,793
     256,000 Sino Land Co. ...................................         120,059
     102,000 South China Morning Post Holding Ltd. ...........         101,570
     133,000 Sun Hung Kai Properties Ltd. ....................       1,200,499
      96,000 Swire Pacific Ltd., Class A Shares...............         460,091

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                        International Equity Investments


 SHARES                            SECURITY                           VALUE

--------------------------------------------------------------------------------
 Hong Kong -- 2.5% (continued)
      41,000 Tai Cheung Holdings Ltd. ..........................  $        9,377
      25,000 Television Broadcast Ltd. .........................         205,581
      22,000 Varitronix International Ltd. .....................          48,054
     149,607 Wharf Holdings Ltd.(a).............................         256,624
      16,968 Wing Lung Bank.....................................          60,827
--------------------------------------------------------------------------------
                                                                      45,629,578
--------------------------------------------------------------------------------
 Ireland -- 0.1%
      55,833 Allied Irish Banks PLC.............................         454,237
      24,789 CRH PLC............................................         429,602
       4,618 DCC PLC............................................          51,353
     132,732 Eircom PLC.........................................         581,462
      17,038 Fyffes PLC.........................................          55,774
      13,464 Greencore Group PLC................................          38,889
      13,661 Independent Newspapers PLC.........................         143,365
       1,549 Irish Continental Group PLC........................          18,045
      38,162 Irish Life & Permanent PLC.........................         296,510
      70,714 Jefferson Smurfit Group PLC........................         159,995
       3,623 Jurys Hotel Group PLC*.............................          23,719
      10,700 Kerry Group PLC, Class A Shares....................         122,077
      18,638 Ryanair Holdings PLC*..............................         121,126
      22,163 Tullow Oil PLC*....................................          27,099
      51,020 Waterford Foods PLC, Class A Shares................          46,174
--------------------------------------------------------------------------------
                                                                       2,569,427
--------------------------------------------------------------------------------
 Italy -- 6.8%
      88,000 Alitalia S.p.A.(a).................................         171,146
       6,750 Arnoldo Mondadori Editore S.p.A. ..................         281,726
      74,028 Assicurazioni Generali(a)..........................       2,032,020
     310,000 Banca di Roma(a)...................................         351,892
   3,598,858 Banca Nazionale del Lavoro*(a).....................      12,993,643
      15,500 Banca Popolare di Milano...........................         114,551
     257,998 Banco Intesa S.p.A.(a).............................         946,403
      41,666 Banco Intesa S.p.A. di Risp NC#....................          86,249
     114,200 Benetton Group S.p.A.(a)...........................         223,641
      84,385 Beni Stabili S.p.A. ...............................          44,798
      17,000 Bulgari S.p.A. ....................................         155,491
       9,000 Burgo Cartiere S.p.A. .............................          52,857
      18,000 Cementir S.p.A. ...................................          26,844
       3,000 Danieli & Co. .....................................          13,656
       3,000 Danieli & Co. di Risp NC#..........................           6,750
     437,000 Enel S.p.A.*.......................................       1,722,519
     461,500 ENI S.p.A. ........................................       2,164,780
      20,420 Fiat S.p.A.(a).....................................         621,266
       4,198 Fiat S.p.A. di Risp NC#............................          60,465
       5,159 Fiat S.p.A. Preferred Shares.......................          87,420
      13,000 Finanziaria Autogrill(a)...........................         133,662
     226,600 Gruppo Editoriale L' Espresso......................       5,329,891
      17,000 Immsi S.p.A.*......................................          38,954
      30,000 Impregilo S.p.A. ..................................          20,160
      12,000 Italcementi(a).....................................         103,982
       7,000 Italcementi di Risp NC#............................          22,833
      46,000 Italgas S.p.A. ....................................         243,100
      18,600 La Rinascente S.p.A.(a)............................          94,554
       3,000 La Rinascente S.p.A. di Risp NC#...................          10,684
       2,000 La Rinascente S.p.A. Preferred Shares..............           6,970
      17,950 Magneti Marelli S.p.A. ............................          68,990

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                        International Equity Investments


 SHARES                           SECURITY                           VALUE

-------------------------------------------------------------------------------
 Italy -- 6.8% (continued)
       4,000 Marzotto S.p.A. ..................................  $       31,579
   1,966,568 Mediaset S.p.A.(a)................................      47,922,125
       1,600 Medibanco S.p.A. Warrants, Expires 12/31/00*......           1,843
      30,100 Mediobanca S.p.A. ................................         269,110
      23,400 Montedison S.p.A. di Risp NC#.....................          24,512
     121,844 Montedison S.p.A.*(a).............................         213,957
     231,868 Olivetti S.p.A.*..................................         909,041
     105,000 Parmalat Finanziera S.p.A.(a).....................         114,235
     107,000 Pirelli S.p.A. ...................................         274,031
       7,000 Pirelli S.p.A. di Risp NC#........................          13,458
      32,550 Ras S.p.A.(a).....................................         282,208
       6,750 Sai S.p.A. .......................................          55,376
       4,000 Sai S.p.A. di Risp NC#............................          15,866
      84,385 San Paolo-Imi S.p.A. .............................       1,325,848
   1,922,200 Seat-Pagine Gialle S.p.A.(a)......................      11,936,946
      17,000 Sirti S.p.A. .....................................          39,920
      60,000 Snia S.p.A.(a)....................................          69,263
      82,500 TIM S.p.A. di Risp NC#............................         436,631
   1,399,749 TIM S.p.A.(b).....................................      19,203,018
     182,940 Telecom Italia S.p.A.(a)..........................       3,215,337
      56,201 Telecom Italia S.p.A. di Risp NC#.................         442,620
   2,118,941 Uncredito Italiano S.p.A. ........................       7,870,748
-------------------------------------------------------------------------------
                                                                    122,899,569
-------------------------------------------------------------------------------
 Japan -- 24.5%
       8,700 Acom Co. Ltd.(a)..................................         923,417
      18,700 Advantest Corp. ..................................       3,390,869
      43,000 Ajinomoto Co. Inc. ...............................         473,624
      13,000 Alps Electric Co. Ltd.(a).........................         118,219
      23,000 Amada Co. Ltd.(a).................................         155,140
       8,000 Amano Corp. ......................................          50,612
       6,500 Aoyamma Trading Co. Ltd. .........................          91,770
       4,800 Arabian Oil Co. Ltd.*.............................          28,401
     159,000 Asahi Bank Ltd. ..................................         673,023
       2,700 Asatsu DK Inc. ...................................         158,527
      29,000 Ashi Breweries Ltd. ..............................         281,671
      82,000 Ashi Chemical Industry Co. Ltd. ..................         484,438
      78,000 Ashi Glass Co. Ltd. ..............................         532,520
      56,000 Ashikaga Bank Ltd. ...............................         101,952
       2,900 Autobacs Seven Co. Ltd. ..........................          69,691
      37,000 Bank of Fukuoka Ltd.(a)...........................         206,463
     283,600 Bank of Tokyo Mitsubishi Ltd.(b)..................       3,472,231
      71,000 Bank of Yokohama Ltd. ............................         253,352
       9,000 Benesse Corp. ....................................       1,802,375
      54,000 Bridgestone Corp. ................................       1,206,772
      22,000 Brother Industries Ltd. ..........................          47,062
     355,000 Canon, Inc. ......................................      14,768,103
      25,000 Casio Computer Co. Ltd. ..........................         248,964
          94 Central Japan Railway Co.(a)......................         576,723
      22,000 Chiyoda Corp.*....................................          32,042
      21,000 Chugai Pharmaceutical Co. Ltd. ...................         321,150
      28,000 Citizen Watch Co. Ltd. ...........................         206,199
      46,000 Cosmo Oil Co. Ltd. ...............................          50,248
      14,200 Credit Saison Co. Ltd.(a).........................         222,458
       1,400 CSK Corp.(a)......................................         145,792
         352 DDI Corp.(a)......................................       3,268,308
      49,000 Dai Nippon Printing Co. Ltd. .....................         733,739

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                        International Equity Investments


 SHARES                           SECURITY                           VALUE

-------------------------------------------------------------------------------
 Japan -- 24.5% (continued)
      28,000 Daicel Chemical Industries Ltd. ..................  $       93,031
      45,000 Daiei Inc.(a).....................................         158,117
       9,000 Daifuku Co. Ltd. .................................          84,383
      23,000 Daiichi Pharmaceutical Co. Ltd. ..................         298,347
      21,000 Daikin Industries Ltd. ...........................         314,077
      15,000 Daikyo Inc.*(a)...................................          27,718
      24,000 Daimaru Inc. .....................................          77,119
      51,000 Dainippon Ink & Chemicals Inc. ...................         181,521
      14,000 Dainippon Screen Manufacturing Co., Ltd.(a).......          83,091
      12,400 Daito Trust Construction Co. Ltd. ................         161,412
      70,000 Daiwa Bank Ltd. ..................................         173,956
      41,000 Daiwa House Industry Co. Ltd. ....................         280,287
      12,000 Daiwa Kosho Lease Co. Ltd. .......................          29,493
     448,000 Daiwa Securities Co. Ltd.(a)......................       7,116,289
      35,000 Denki Kagaku Kogyo Kabushiki Kaisha...............          95,261
      48,000 Denso Co. Ltd. ...................................         897,910
         246 East Japan Railway Co. ...........................       1,110,700
      24,000 Ebara Corp. ......................................         316,344
      17,800 Eisai Co. Ltd. ...................................         420,472
      30,500 Fanuc Ltd. .......................................       2,970,734
   1,760,000 Fuji Bank Ltd.(a).................................      13,714,077
       3,000 Fuji Machine Manufacturing Co. Ltd. ..............         198,534
      22,000 Fuji Photo Film Co. ..............................         967,275
       2,000 Fuji Soft ABC Inc. ...............................         141,277
      30,000 Fujikura Ltd. ....................................         117,973
      26,000 Fujisawa Pharmaceutical Co.(a)....................         854,398
      55,000 Fujita Corp.(a)...................................          25,033
     564,000 Fujitsu Ltd.(a)...................................      18,739,247
       4,300 Fujitsu Support & Service Inc. ...................       2,759,546
      38,000 Furukawa Electric Co. Ltd.*.......................         580,783
      43,000 Gunma Bank Ltd.(a)................................         236,029
      19,000 Gunze Ltd. .......................................          48,427
      17,000 Hankyu Department Stores Inc. ....................          67,316
      34,000 Haseko Corp.*(a)..................................          13,927
       1,900 Hirose Electric Co. Ltd. .........................         254,417
     448,000 Hitachi Ltd. .....................................       6,113,076
      90,000 Hitachi Zosen Corp.(a)............................          54,071
      62,000 Hokuriku Bank Ltd. ...............................         128,114
      64,000 Honda Motor Co. Ltd. .............................       2,097,310
      10,000 House Foods Corp. ................................         145,646
       7,000 Hoya Corp. .......................................         571,571
      21,000 Inax Corp. .......................................         106,859
     135,200 Industrial Bank Japan Ltd.........................       1,057,182
      18,000 Isetan Co. Ltd. ..................................         132,720
      35,000 Ishihara Sangyo Kaisha Ltd.*......................          44,604
      78,000 Ishikawajima-Harima Heavy Industries Co. Ltd. ....          79,523
      20,000 Ito Yokado Co. Ltd. ..............................       1,165,172
     107,000 Itochu Corp.(a)...................................         584,406
      20,000 Iwatani International Corp. ......................          32,952
      20,000 JGC Co. Ltd.(a)...................................          48,245
      12,000 Jaccs Co. ........................................          42,383
     109,000 Japan Airlines Co. Ltd.(a)........................         260,953
      98,000 Japan Energy Corp. ...............................          76,719
      41,000 Japan Steel Works Ltd.*...........................          34,709
         128 Japan Tobacco Inc. ...............................         914,660
      66,600 Joyo Bank Ltd.(a).................................         231,588

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                        International Equity Investments


 SHARES                           SECURITY                           VALUE

-------------------------------------------------------------------------------
 Japan -- 24.5% (continued)
      22,000 Jusco Co. Ltd. ...................................  $      309,808
       1,000 Kadokawa Shoten Publishing Co. Ltd. ..............         381,411
      48,000 Kajima Corp. .....................................         122,343
      10,000 Kaken Pharmaceutical Co. Ltd. ....................          58,713
      21,000 Kamigumi Co. Ltd. ................................          82,199
         200 Kandenko Co. Ltd. ................................             720
      41,000 Kanebo Ltd.*......................................          60,088
      23,000 Kankeka Corp.(a)..................................         250,612
      60,100 Kansai Electric Power Co. Inc. ...................         880,806
     298,000 Kao Corp.(a)......................................       7,907,423
       4,000 Katokichi Co. Ltd. ...............................          81,380
     119,000 Kawasaki Heavy Industries Ltd. ...................         124,573
      53,000 Kawasaki Kisen Kaisha Ltd.(a).....................          72,850
     198,000 Kawasaki Steel Corp. .............................         277,565
      45,930 Keihin Electric Express Railway Co. Ltd.(a).......         160,130
      17,600 Kikkoman Corp.(a).................................         102,855
      23,500 Kinden Corp. .....................................         145,678
     112,940 Kinki Nippon Railway Co. Ltd.(a)..................         423,569
      73,000 Kirin Brewery Co. Ltd. ...........................         871,175
         300 Kissei Pharmaceutical Co. Ltd. ...................           5,052
      12,000 Kokuyo Co. Ltd. ..................................         130,535
      71,000 Komatsu Ltd. .....................................         314,104
       7,000 Komori Corp. .....................................          89,208
       2,700 Konami Co. Ltd. ..................................         475,581
      32,000 Konica Corp. .....................................         143,316
      14,000 Koyo Seiko Co. Ltd. ..............................         109,471
      84,000 Kubota Corp. .....................................         244,686
      56,000 Kumagai Gumi Co. Ltd.(a)..........................          29,056
      30,000 Kuraray Co. Ltd. .................................         250,147
      24,000 Kureha Chemical Industry Co. Ltd. ................          55,709
      10,800 Kurita Water Industries Ltd. .....................         214,810
      34,800 Kyocera Corp. ....................................       5,898,466
       7,000 Kyowa Exeo Corp.(a)...............................          44,285
      25,000 Kyowa Hakko Kogyo Co. Ltd. .......................         325,428
      11,000 Maeda Road Construction Co. Ltd. .................          44,558
      10,000 Makino Milling Machine Co. Ltd. ..................          72,004
      15,000 Makita Corp. .....................................         123,571
      94,000 Marubeni Corp. ...................................         382,486
      23,000 Marui Co. Ltd. ...................................         301,488
      13,800 Matsushita Communication Industrial Co. Ltd. .....       2,336,534
     269,000 Matsushita Electric Industrial Co. Ltd. ..........       7,835,783
      27,000 Meiji Milk Products Co. Ltd. .....................         169,587
      32,000 Meiji Seika Kaisha Ltd. ..........................         212,643
       3,000 Meitec Corp. .....................................          86,022
      23,000 Minebea Co. Ltd.(a)...............................         264,849
      50,000 Mitsu Rayon Co. Ltd. .............................         106,048
      56,000 Mitsu Trust & Banking Co. ........................          86,659
     115,000 Mitsubishi Chemical Corp. ........................         395,703
      96,000 Mitsubishi Corp. .................................         708,716
     142,000 Mitsubishi Electric Corp. ........................       1,257,712
      94,000 Mitsubishi Estate Co. Ltd. .......................         823,157
      37,000 Mitsubishi Gas Chemical Co. Inc. .................          68,035
     208,000 Mitsubishi Heavy Industries Ltd. .................         569,914
      15,000 Mitsubishi Logistics Corp. .......................          97,765
      58,000 Mitsubishi Materials Corp. .......................         192,708
      26,000 Mitsubishi Paper Mills Ltd. ......................          28,164
      84,000 Mitsubishi Trust & Banking Co. ...................         573,483

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                        International Equity Investments


 SHARES                            SECURITY                           VALUE

--------------------------------------------------------------------------------
 Japan -- 24.5% (continued)
     108,000 Mitsui & Co. ......................................  $      668,517
      71,000 Mitsui Engineering & Shipbuilding Co.*.............          38,778
      64,000 Mitsui Fudosan Co. Ltd.............................         513,840
      61,000 Mitsui Marine & Fire Insurance Co. Ltd. ...........         255,427
      40,000 Mitsui Mining & Smelting Co. Ltd.(a)...............         208,638
      15,000 Mitsui Soko Co. Ltd. ..............................          32,360
      36,000 Mitsukoshi Ltd.(a).................................         111,747
       9,000 Mori Seiki Co. Ltd. ...............................         117,564
     173,000 Murata Manufacturing Co. Ltd. .....................      32,944,881
      25,000 Mycal Corp.(a).....................................          90,573
     308,000 NEC Corp. .........................................       6,883,073
      29,000 NGK Insulators Ltd. ...............................         228,874
      18,000 NGK Spark Plug Co. Ltd. ...........................         173,028
      17,000 NOF Corp. .........................................          38,377
     287,000 NSK Ltd. ..........................................       1,985,526
      34,000 NTN Corp. .........................................          74,589
       1,552 NTT Corp.(c).......................................      21,474,124
       1,213 NTT Mobile Communication Network Inc. .............      48,915,297
       4,900 Namco Ltd.(a)......................................         368,431
         450 Nankai Electric Railway Co. Ltd. ..................           1,802
         350 Nichido Fire & Marine Insurance Co. Ltd. ..........           1,414
       4,300 Nichiei Co. Ltd. ..................................          86,896
      31,000 Nichirei Corp. ....................................          78,731
       2,000 Nidec Corp.(a).....................................         378,680
      21,000 Nikon Corp. .......................................         709,207
      27,300 Nintendo Corp. ....................................       5,961,740
      12,000 Nippon Comsys Corp.(a).............................         188,976
      67,000 Nippon Express Co. Ltd. ...........................         447,662
      40,000 Nippon Light Metal Co. Ltd. .......................          25,488
      20,000 Nippon Meat Packers Inc. ..........................         183,878
      94,000 Nippon Mitsubishi Oil..............................         330,289
      57,000 Nippon Paper Industries Co. .......................         294,196
      16,000 Nippon Sharyo Ltd. ................................          27,090
      39,000 Nippon Sheet Glass Co. Ltd. .......................         353,238
      26,000 Nippon Shinpan Co. Ltd. ...........................          59,168
      18,000 Nippon Shokubai Co. Ltd. ..........................          67,998
     443,000 Nippon Steel Corp. ................................         935,560
      33,000 Nippon Suisan Kaisha Ltd. .........................          49,565
      80,000 Nippon Yusen Kabushiki Kaisha......................         262,163
      25,000 Nishimatsu Construction Co. Ltd.(a)................          76,009
     776,000 Nissan Motor Co. Ltd. .............................       2,931,500
      17,000 Nisshin Flour Milling Co. Ltd. ....................         119,466
      18,000 Nisshinbo Industries Inc. .........................          67,671
      10,000 Nissin Food Products Co. Ltd.(a)...................         213,918
      16,000 Nitto Boseki Co. Ltd. .............................          19,079
       9,000 Nitto Denko Corp. .................................         350,644
     788,000 Nomura Securities Co. Ltd.(a)......................      22,236,584
      14,000 Noritake Co. Ltd. .................................          45,623
      63,000 OJI Paper Co., Ltd. ...............................         302,227
      56,000 Obayashi Corp.(a)..................................         159,046
         320 Odakyu Electric Railway Co. Ltd. ..................             943
      11,000 Okuma Corp. .......................................          31,241
      22,000 Okumura Corp. .....................................          60,079
      22,000 Olympus Optical Co. Ltd. ..........................         293,386
      16,000 Omron Corp. .......................................         441,309
       9,000 Onward Kashiyama Co. Ltd. .........................          86,923
      29,000 Orient Corp. ......................................         106,649

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                        International Equity Investments


 SHARES                            SECURITY                           VALUE

--------------------------------------------------------------------------------
 Japan -- 24.5% (continued)
       6,000 Oriental Land Co. Ltd. ............................  $      639,024
       2,200 Orix Corp.(a)......................................         380,501
     183,000 Osaka Gas Co. Ltd. ................................         343,161
       3,600 Oyo Corp. .........................................          39,848
      29,000 Penta Ocean Construction Co. Ltd. .................          36,165
      14,000 Pioneer Electrictonic Corp.(a).....................         444,768
       6,500 Promise Co. Ltd. ..................................         479,859
      22,000 Renown Inc.(a).....................................          32,442
      67,000 Rohm Co. Ltd. .....................................      21,742,751
       8,600 SMC Corp.(a).......................................       1,597,014
   2,586,000 Sakura Bank Ltd. ..................................      14,759,655
      13,000 Sanden Corp. ......................................          66,505
      32,000 Sankyo Co. Ltd. ...................................         662,691
       3,000 Sanrio Co. Ltd. ...................................         120,158
      17,000 Sanwa Shutter Co.(a)...............................          43,639
     125,000 Sanyo Electric Co. Ltd. ...........................         509,762
      30,000 Sapporo Breweries Ltd.(a)..........................          92,576
      13,000 Secom Co. Ltd. ....................................       1,164,444
       9,000 Sega Enterprises Ltd.(a)...........................         294,934
      13,000 Seino Transportation Co. Ltd. .....................          65,204
      17,000 Seiyu Ltd.(a)......................................          30,949
      46,000 Sekisui Chemical Co. Ltd. .........................         144,044
      48,000 Sekisui House Ltd. ................................         358,290
         800 Seven-Eleven Japan Co. Ltd. .......................          80,542
      26,000 Seventy Seventh Bank Ltd. .........................         192,180
      60,000 Sharp Corp. .......................................       1,256,201
       4,000 Shimachu Co. Ltd. .................................          40,052
       2,000 Shimamura Co. Ltd. ................................         241,955
      12,000 Shimano Inc. ......................................         229,393
      65,000 Shimizu Corp. .....................................         156,797
      24,000 Shin-Etsu Chemical Co. Ltd. .......................       1,299,895
      25,000 Shionogi & Co. Ltd. ...............................         357,289
      28,000 Shiseido Co. Ltd. .................................         336,953
      58,000 Shizuoka Bank Ltd. ................................         460,916
       1,800 Sho-Bond Corp. ....................................          22,955
      93,000 Showa Denko K.K. ..................................         118,519
      23,000 Showa Shell Sekiyu K.K. ...........................          77,884
       8,000 Skylark Co. Ltd.(a)................................         189,704
      29,000 Snow Brand Milk Products Co. Ltd. .................         121,696
      11,500 Softbank Corp.(a)..................................      16,749,351
      46,700 Sony Corp.(a)......................................      13,815,939
     189,000 Sumitomo Bank Ltd.(a)..............................       2,231,423
     105,000 Sumitomo Chemical Co. Ltd. ........................         396,659
      73,000 Sumitomo Corp......................................         809,376
      49,000 Sumitomo Electric Industries.......................         645,869
      16,000 Sumitomo Forestry Co. Ltd. ........................          94,815
      53,000 Sumitomo Heavy Industries Ltd. ....................         111,446
      54,000 Sumitomo Marine & Fire Insurance Co. Ltd. .........         229,065
     288,000 Sumitomo Metal lndustries Ltd. ....................         157,298
      50,000 Sumitomo Metal Mining Co. .........................         118,337
      29,000 Sumitomo Osaka Cement Co. Ltd. ....................         108,761
      31,400 THK Co. Ltd.(a)....................................       1,386,281
      82,000 Taiheiyo Cement Corp. .............................         123,908
      82,000 Taisei Corp. ......................................         120,176
     104,000 Taisho Pharmaceutical Co. Ltd. ....................       2,934,777
       1,000 Taiyo Yuden Co. Ltd. ..............................          53,252
      11,000 Takara Shuzo Co. Ltd.(a)...........................         308,406

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                        International Equity Investments


 SHARES                            SECURITY                           VALUE

--------------------------------------------------------------------------------
 Japan -- 24.5% (continued)
      13,000 Takara Standard Co. Ltd.(a)........................  $       47,453
      26,000 Takashimaya Co. Ltd.(a)............................         175,139
     310,000 Takeda Chemical Industries Ltd.....................      17,495,789
       7,000 Takefuji Corp. ....................................         914,387
      10,000 Takuma Co. Ltd.....................................          68,817
      72,000 Teijin Ltd.........................................         282,481
      23,000 Teikoku Oil Co. Ltd................................          65,531
      13,000 Terumo Corp. ......................................         338,446
      22,000 Toa Corp...........................................          25,033
      72,000 Tobu Railway Co. Ltd. .............................         199,244
      22,000 Toda Corp..........................................          66,888
      13,000 Toei Co. Ltd.......................................         118,219
       1,600 Toho Co. Ltd. .....................................         302,944
      35,200 Tohoku Electric Power Co. Ltd......................         416,549
     117,000 Tokai Bank Ltd.....................................         535,715
     102,000 Tokio Marine & Fire Insurance Co. Ltd. ............         931,282
      14,000 Tokyo Broadcasting Systems Inc. ...................         638,477
      13,000 Tokyo Dome Corp.(a)................................          57,275
      78,000 Tokyo Electric Power Co. ..........................       1,704,064
      41,000 Tokyo Electron Ltd. ...............................       6,251,422
     199,000 Tokyo Gas Co. Ltd.(a)..............................         365,918
       9,000 Tokyo Style Co. Ltd. ..............................          73,733
      17,000 Tokyo Tatemono Co. Ltd.(a).........................          26,926
      32,000 Tokyotokeiba Co. Ltd. .............................          39,907
      92,000 Tokyu Corp. .......................................         248,727
      50,000 Toppan Printing Co. ...............................         492,922
     112,000 Toray Industries Inc. .............................         356,834
     609,000 Toshiba Corp. .....................................       4,972,673
      43,000 Tosoh Corp. .......................................         195,712
      17,000 Tostem Corp. ......................................         234,445
      31,000 Toto Ltd.(a).......................................         150,689
       2,000 Toyo Information Systems Co. Ltd.(a)...............         158,572
      14,000 Toyo Seikan Kaisha Ltd. ...........................         182,877
      59,000 Toyobo Co. Ltd. ...................................          77,875
     213,000 Toyota Motor Corp.(c)..............................       8,511,856
         200 Trans Cosmos Inc. .................................          93,213
      15,000 Tsumakimoto Chain Co. .............................          59,123
      63,000 UBE Industries Ltd.(a).............................          88,889
      16,000 UNY Co. Ltd. ......................................         116,517
       6,000 Uni-Charm Corp. ...................................         381,229
      53,000 Unitika Ltd.*(a)...................................          33,771
      12,000 Wacoal Corp. ......................................          86,295
       2,000 World Co. Ltd.(a)..................................         217,377
       9,000 Yakult Honsha Co. Ltd. ............................          75,454
      16,000 Yamaha Corp........................................         109,671
     106,000 Yamaichi Securities Co. Ltd.*......................               0
     204,000 Yamanouchi Pharmaceutical Co. Ltd. ................       9,749,214
      24,000 Yamato Transport Co. Ltd.(a).......................         637,931
      18,000 Yamazaki Baking Co. Ltd............................         150,088
      22,000 Yokogawa Electric Corp. ...........................         199,663
--------------------------------------------------------------------------------
                                                                     441,467,572
--------------------------------------------------------------------------------
 Malaysia -- 0.0%
         433 Aokam Perdana Berhad...............................              70
         200 Commerce Asset Holding Berhad......................             626
         400 Hong Leong Industries Berhad.......................           1,600
      47,000 Idris Hydraulic Berhad*............................           8,225

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                        International Equity Investments


 SHARES                            SECURITY                           VALUE

--------------------------------------------------------------------------------
 Malaysia -- 0.0% (continued)
       8,000 Kelanamas Industries Berhad*.......................  $        1,515
         500 Magnum Corp. Berhad................................             439
         500 Malayawata Steel Berhad............................             227
         200 Malayan United Industries Berhad*..................              48
         750 Mulpha International Berhad........................             195
         200 Oriental Holdings Berhad...........................             471
      49,000 Promet Berhad*.....................................           3,739
         532 Public Bank Berhad.................................             721
       3,675 Silverstone Berhad*................................               0
         200 Sungei Way Holdings Berhad*........................             139
         600 YTL Corp. Berhad...................................           1,105
--------------------------------------------------------------------------------
                                                                          19,120
--------------------------------------------------------------------------------
 Mexico -- 0.4%
     102,858 Telefonos de Mexico S.A. ADR.......................       6,762,913
--------------------------------------------------------------------------------
 Netherlands -- 7.2%
      96,300 ABN AMRO Holdings NV...............................       1,993,424
      57,978 ASM Lithography Holding NV*........................       7,382,337
      60,369 Aegon NV...........................................       4,161,615
      44,450 Ahold NV...........................................       1,032,247
      52,055 Akzo Nobel NV......................................       2,005,238
      14,427 Baan Co. NV........................................          77,785
       5,902 Buhrmann NV........................................         155,414
      41,495 Elsevier NV........................................         439,464
      41,300 Fortis NL NV.......................................       1,037,033
      69,900 Getronics NV.......................................       5,855,060
       7,753 Hagemeyer NV.......................................         130,406
      21,552 Heineken NV........................................       1,088,348
       3,070 Hollandsche Beton Groep NV.........................          42,563
       2,071 IHC Caland NV......................................          69,788
     245,074 ING Groep NV.......................................      12,392,442
       4,196 KLM Royal Dutch Air Lines NV.......................          78,176
     391,588 Kon Ptt Nederland..................................      49,785,484
      59,970 Laurus NV..........................................         733,284
       1,819 Nedlloyd NV........................................          41,681
       6,245 Oce NV.............................................          76,060
      20,272 Philips Electronic NV..............................       3,752,221
     145,208 Royal Dutch Petroleum Co. .........................       7,590,062
       2,489 Stork NV...........................................          30,554
      32,060 TNT Post Group NV..................................         794,523
      42,192 Unilever NV........................................       1,919,420
      16,590 United Pan-Europe Communications...................       3,268,835
     347,360 VNU NV.............................................      23,962,435
       7,069 Vedior NV..........................................          66,701
       6,239 Vopak..............................................         146,868
      17,519 Wolters Kluwer NV..................................         624,256
--------------------------------------------------------------------------------
                                                                     130,733,724
--------------------------------------------------------------------------------
 New Zealand -- 0.1%
     240,000 Brierley Investment Ltd. ..........................          43,121
     119,012 Carter Holt Harvey Ltd. ...........................         115,006
      41,300 Contact Energy Ltd.................................          56,956
       7,800 Fisher & Paykel Industries Ltd.(a).................          23,672

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                        International Equity Investments


 SHARES                           SECURITY                           VALUE

-------------------------------------------------------------------------------
 New Zealand -- 0.1% (continued)
      25,233 Fletcher Challenge Building......................   $       28,427
      25,226 Fletcher Challenge Energy........................           54,511
      73,284 Fletcher Challenge Forests*......................           19,928
      48,950 Fletcher Challenge Paper.........................           34,228
      38,207 Lion Nathan Ltd..................................           68,832
     124,410 Telecom Corp. of New Zealand Ltd.................          513,514
-------------------------------------------------------------------------------
                                                                        958,195
-------------------------------------------------------------------------------
 Norway -- 0.1%
       4,800 Bergesen d.y. ASA, Class A Shares................           80,109
       2,100 Bergesen d.y. ASA, Class B Shares................           34,422
      31,500 Christiania Bank Og Kreditkasse ASA..............          159,593
      44,500 DNB Holding ASA..................................          161,268
       2,300 Dyno Industrier ASA..............................           54,836
       4,000 Elkem ASA........................................           69,142
       6,200 Hafslund Nycomed, Series A(a)....................           31,042
       2,700 Hafslund Nycomed, Series B.......................            9,012
       3,740 Kvaerner ASA*....................................           64,648
       1,260 Kvaerner ASA, Class B Shares.....................           17,498
       2,700 Leif Hoegh & Co. ASA.............................           26,232
       7,500 Merkantildata ASA................................           86,725
      19,820 Norsk Hydro ASA..................................          738,362
       2,400 Norske Skogindustrier ASA, Class A Shares(a).....           92,412
         400 Norske Skogindustrier ASA, Class B Shares........           12,183
      17,142 Orkla ASA........................................          261,569
       6,400 Petroleum Geo-Services ASA*(a)...................          100,327
       3,700 Proxima ASA......................................           27,126
       3,800 SAS Norge ASA, Class B Shares....................           33,748
       5,500 Schibsted ASA....................................          160,636
       2,700 Smedvig ASA, Class A Shares......................           34,440
       6,000 Tomra Systems ASA................................          113,727
      21,800 Uni Storebrand, Class A Shares...................          132,538
       1,300 Unitor ASA.......................................            9,453
-------------------------------------------------------------------------------
                                                                      2,511,048
-------------------------------------------------------------------------------
 Portugal -- 0.2%
      82,401 Banco Commercial Portuguese S.A.(a)..............          430,791
       9,226 Banco Espirito Santo.............................          239,568
      45,344 BPI-SGPS S.A. Registered Shares..................          168,515
      34,710 Brisa Auto Estradas de Portugal..................          273,030
       1,100 Brisa Auto Estradas de Portugal S.A. ............           44,057
       6,500 Brisa Auto Estradas de Portugal S.A. Registered
              Shares .........................................           52,068
      12,588 Cimpor-Cimentos de Portugal S.A. ................          191,006
       2,140 CIN-Corparacao Industrial do Norte S.A. .........           14,917
       1,300 Corticeira Amorim S.A. ..........................           12,078
      46,183 Electricidade de Portugal S.A. ..................          921,756
       1,552 Engil-SGPS.......................................           14,942
       1,901 INAPA-Investimentos Participacoes e Gestao
              S.A. ...........................................           14,367
       7,743 Jeronimo Martins S.A. ...........................          156,553
       5,555 Portucel Industrial-Empresa Produtora de Celulose
              S.A. ...........................................           43,749
      78,005 Portugal Telecom S.A. ...........................        1,109,271
       1,536 Seguros Tranquilidade............................           47,988
       5,443 Sonae Investimentos-Societade Gestora de
              Participacoes Sociais S.A. .....................          342,467
       1,774 UNICER-Uniao Cervejeira S.A. ....................           49,839
-------------------------------------------------------------------------------
                                                                      4,126,962
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                        International Equity Investments


 SHARES                           SECURITY                          VALUE

------------------------------------------------------------------------------
 Singapore -- 0.7%
         666 Asia Food & Properties Ltd. .....................  $          226
      47,000 City Development Ltd. ...........................         190,868
      42,000 Comfort Group Ltd. ..............................          18,761
       5,000 Creative Technology Ltd. ........................         108,777
      21,000 Cycle & Carriage Ltd. ...........................          46,295
     711,292 DBS Group Holdings Ltd. .........................       8,789,531
      98,000 DBS Land Ltd. ...................................         129,628
      27,000 First Capital Corp. Ltd. ........................          20,206
      19,200 Fraser & Neave Ltd. .............................          53,466
       2,400 Genting International PLC........................             684
      12,000 Haw Par Corp. Ltd. ..............................          20,467
      37,000 Hotel Properties Ltd. ...........................          32,627
      13,000 Inchcape Motors Ltd. ............................          10,106
         800 IPC Corp. .......................................             194
         311 Jardine Matheson Holdings Ltd. ..................           1,088
      60,250 Keppel Corp. Ltd. ...............................         134,921
         400 Lum Chang Holdings Ltd. .........................             164
      30,000 Natsteel Ltd. ...................................          59,523
      73,023 Neptune Orient Line Ltd. ........................          59,733
      82,151 Overseas-Chinese Banking Corp. Ltd. .............         519,490
      11,000 Overseas Union Enterprise Ltd. ..................          28,206
      25,000 Parkway Holdings Ltd. ...........................          69,037
       4,800 Robinson & Co. Ltd. .............................          13,812
     101,241 Sembcorp Industries Ltd.(a)......................          94,562
      85,000 Singapore Airlines Ltd. .........................         789,000
      21,749 Singapore Press Holdings Ltd. ...................         416,377
     187,000 Singapore Technologies Engineering Ltd. .........         228,908
     374,000 Singapore Telecommunications Ltd. ...............         607,530
       2,400 Star Cruises Public Co. Ltd. ....................          23,760
      27,000 Straits Trading Co. Ltd. ........................          28,195
     122,000 United Industrial Corp. Ltd. ....................          53,083
      53,000 United Oversea Land Ltd. ........................          37,204
      64,416 United Overseas Bank Ltd. .......................         407,341
       9,000 Van Der Horst Ltd. ..............................           2,323
      16,000 Venture Manufacturing Ltd. ......................         240,413
------------------------------------------------------------------------------
                                                                    13,236,506
------------------------------------------------------------------------------
 South Korea -- 1.1%
      85,900 Korea Telecom Corp. ADR..........................       3,736,650
      27,900 Samsung Electronics..............................       6,314,533
       1,790 SK Telecom Co. Ltd. .............................       6,646,597
      71,891 SK Telecom Co. Ltd. ADR..........................       3,230,601
------------------------------------------------------------------------------
                                                                    19,928,381
------------------------------------------------------------------------------
 Spain -- 2.0%
       3,950 Acerinox S.A.(a).................................         142,234
       2,786 Actividades de Construccion y Servicios,
              S.A.(a).........................................          58,609
       9,383 Agus de Barcelona................................         137,496
      12,100 Altadis, S.A. ...................................         135,138
      16,186 Autopistas Cescesionario Espanala S.A. ..........         132,770
     227,317 Banco Bilbao Vizcaya S.A.(a).....................       3,304,794
     213,418 Banco Santander S.A.(a)..........................       2,239,713
       4,933 Corporacion Financiera Alba S.A. ................         154,358
       5,300 Corporacion Mapfre...............................          72,766
       2,600 Cortefiel S.A. ..................................          55,572
       4,018 Ebro Agricolas S.A. .............................          49,130

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                        International Equity Investments


 SHARES                           SECURITY                           VALUE

-------------------------------------------------------------------------------
 Spain -- 2.0% (continued)
       1,950 El Aguila S.A.* .................................   $       15,958
      64,970 Endesa S.A. .....................................        1,374,288
      16,366 Erctros S.A. ....................................            7,563
      16,366 Erctros S.A. Rights..............................              157
       6,598 Fomento de Construcciones y Contratas S.A. ......          115,298
      25,962 GAS Natural SDG S.A. ............................          522,169
      11,000 Grupo Dragados S.A. .............................           96,587
       1,650 Grupo Empresaria Ence S.A. ......................           34,139
      56,172 Iberdrola S.A. ..................................          704,691
       6,400 Inmobilaria Urbis S.A. ..........................           31,487
       4,051 Metrovacesa S.A. ................................           63,139
       1,650 Portland Valderrivas S.A. .......................           34,949
       4,650 Prosegur CIA de Seguridad S.A. ..................           49,247
      71,372 Repsol S.A. .....................................        1,350,284
       8,250 Sol Melia S.A.*(a)...............................           96,111
     852,857 Telefonica S.A.(a)...............................       24,510,689
      11,550 TelePizza S.A. ..................................           65,721
      18,500 Union Electrica Fenosa S.A.(a)...................          382,952
       4,100 Uralita S.A.(a)..................................           28,579
      10,050 Vallehermos S.A. ................................           62,120
       9,171 Zardoya-Otis S.A. ...............................           79,112
-------------------------------------------------------------------------------
                                                                     36,107,820
-------------------------------------------------------------------------------
 Sweden -- 3.0%
      12,139 ABB Ltd. ........................................        1,287,667
      10,100 Assidoman AB.....................................          148,614
      84,924 Astrazeneca PLC..................................        2,814,015
       9,371 Atlas Copco AB, Class A Shares(a)................          216,451
       4,685 Atlas Copco AB, Class B Shares...................          103,671
       3,870 Diligentia AB....................................           32,224
       7,000 Drott AB.........................................           68,666
      21,600 Electrolux AB Series B...........................          406,524
       1,400 Esselete AB, Class A Shares......................            7,984
       1,100 Esselete AB, Class B Shares......................            6,712
      38,500 Foreningssparbaken AB............................          487,452
      17,900 Gambro AB, Class A Shares........................          124,546
       7,800 Gambro AB, Class B Shares........................           55,161
      57,925 Hennes & Mauritz AB, Class B Shares(b)...........        1,912,773
       5,900 Netcom Systems AB*...............................          561,936
       5,800 OM Gruppen AB....................................          293,737
       3,700 SKF AB, Class A Shares...........................           69,214
       5,000 SKF AB, Class B Shares...........................           99,235
       4,600 Sandvik AB, Class A Shares.......................          123,303
      11,500 Sandvik AB, Class B Shares.......................          311,537
       2,850 Sapa AB..........................................           53,638
      25,400 Securitas AB, Class B Shares.....................          679,400
      54,120 Skandinaviska Enskilda Banken, Class A
              Shares(a).......................................          543,237
      34,000 Skandia Forsakrings AB...........................        1,392,266
       8,200 Skanska AB, Class B Shares.......................          282,468
      15,816 Svenska Cellolosa AB, Class B Shares(a)..........          385,162
      46,100 Svenska Handelsbanken, Class A Shares............          538,981
       4,800 Svenska Handelsbanken, Class B Shares............           54,203
       5,200 Svenskt Stal AB, Class A Shares..................           63,168
       1,900 Svenskt Stal AB, Class B Shares..................           22,647
      31,000 Swedish Match AB.................................          101,129
      98,800 Telefonaktiebolaget LM Ericcson ADR..............        9,484,800
     317,932 Telefonaktiebolaget LM Ericcson, Class B Shares..       30,426,023

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                        International Equity Investments


 SHARES                           SECURITY                          VALUE

------------------------------------------------------------------------------
 Sweden -- 3.0% (continued)
       8,500 Trelleborg AB, Class B Shares....................  $       59,627
       9,400 Volvo AB, Class A Shares.........................         208,007
      20,400 Volvo AB, Class B Shares.........................         480,506
       3,900 Wm-Data AB, Class B Shares.......................         258,013
------------------------------------------------------------------------------
                                                                    54,164,697
------------------------------------------------------------------------------
 Switzerland -- 2.8%
       4,130 ABB Ltd.*........................................         439,348
       1,055 Adecco S.A. .....................................         834,691
         445 Alusuisse Lonza Group AG Registered Shares.......         272,057
       6,799 Clariant AG+.....................................       2,551,050
      12,292 Clariant AG Registered Shares*...................       4,612,079
      17,475 Credit Suisse Group..............................       2,780,875
         110 Forbo Holding AG Registered Shares...............          45,228
         245 Gebrueder Sulzer AG..............................         159,622
         250 Georg Fischer AG.................................          74,622
         506 Holdbrbx.........................................         555,010
         426 Holderbank Financiere Glarus AG Bearer Shares*...         120,007
          30 Jelnoli Holding AG Bearer Shares.................          38,300
          90 Jelnoli Holding AG Registered Shares.............          23,141
          35 Kuoni Reisen AG Registered Shares, Category B....         159,434
         445 Lonza AG Rights..................................         237,383
         440 Lonza AG -- Registered Shares....................         223,903
          90 Movenpick Holding AG Bearer Shares...............          42,076
       3,780 Nestle AG Registered Shares*.....................       6,373,255
      11,089 Novartis Registered Shares*......................      14,117,139
          96 Roche Holding AG Bearer Shares...................       1,150,803
         679 Roche Holding AG Genusss*........................       7,317,441
         860 SAirGroup........................................         163,402
          90 Schindler Holdings AG Participating
              Certificates....................................         130,220
          30 Schindler Holdings AG Registered Shares..........          43,155
         941 Schn Rucker......................................       1,512,684
         180 Sika Finanz AG Bearer Shares.....................          59,446
       1,095 SMH Neuchatel S.A. Registered....................         237,586
         175 SGS Societe General de Surveillance Holdings
              S.A., Class B Shares............................         324,112
         225 Swatch Group AG..................................         241,938
       4,280 Swisscom AG Registered Shares*...................       1,395,540
      13,518 UBS AG Registered Shares.........................       3,285,475
         295 Valora Holding AG................................          84,871
       3,115 Zurich Allied AG*................................       1,320,010
------------------------------------------------------------------------------
                                                                    50,925,903
------------------------------------------------------------------------------
 Taiwan -- 0.1%
      26,686 Gigamedia Ltd. ..................................       1,869,687
------------------------------------------------------------------------------
 United Kingdom -- 16.5%
      87,100 Abbey National PLC...............................         977,662
      27,600 Airtours PLC.....................................         123,200
      93,616 Allied Zurich AG.................................         798,077
      21,000 AMEC PLC.........................................          51,552
      39,400 Amvescap PLC.....................................         448,158
      20,653 Anglian Water PLC................................         145,094
      27,500 Arjo Wiggins Appletan PLC........................          68,594
      27,258 ARM Holdings.....................................       2,046,189
     245,308 Astrazeneca PLC..................................       7,908,039
      70,100 BAA PLC..........................................         416,109

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                        International Equity Investments


 SHARES                            SECURITY                           VALUE

--------------------------------------------------------------------------------
 United Kingdom -- 16.5% (continued)
      18,700 BBA Group PLC......................................  $      114,839
     214,175 BG PLC.............................................         943,353
     191,770 BOC Group PLC......................................       3,875,181
   1,345,521 BP Amoco PLC(c)....................................      10,355,390
      93,583 Barclays PLC.......................................       2,235,307
      23,700 Barratt Developments PLC...........................          64,354
      46,298 Bass PLC...........................................         489,345
       9,500 The Berkeley Group PLC.............................          67,114
       3,030 Betacom PLC........................................          23,989
      43,036 The BICC Group.....................................          40,085
     308,000 Billiton PLC.......................................       1,271,521
      50,400 Blue Circle Industries PLC.........................         340,744
      58,500 Boots Co. PLC......................................         421,135
   3,368,592 British Aerospace PLC..............................      16,632,102
      65,600 British Airways PLC................................         311,466
     134,616 British American Tobacco PLC.......................         553,081
      35,800 British Land Co. PLC...............................         203,604
      94,395 British Sky Broadcasting PLC.......................       2,424,587
     345,573 British Telecommunications PLC.....................       6,033,874
      38,400 Bunzl PLC..........................................         174,289
       8,500 Burmah Castrol PLC.................................         137,410
      74,407 CGU PLC............................................         885,112
     646,008 Cable & Wireless PLC...............................      13,370,324
     130,700 Cadbury Schweppes PLC..............................         773,763
      42,600 Canary Wharf Group PLC.............................         210,165
      10,500 Capita Group PLC...................................         264,808
      32,760 Caradon PLC........................................          68,526
      16,121 Carillon PLC.......................................          22,523
      35,850 Carlton Communications PLC.........................         406,363
       9,600 Celltech Group PLC.................................         202,478
     216,060 Centrica PLC.......................................         724,827
      55,300 Coats Viyella PLC..................................          35,575
      37,737 Compass Group PLC..................................         440,859
     164,534 Corus Group........................................         274,686
      15,045 De La Rue PLC......................................          65,317
   1,172,622 Diageo PLC.........................................       8,969,189
      26,400 Dixons Group PLC...................................         565,985
       6,000 Eidos PLC..........................................          69,526
      23,438 Electrocomponents PLC..............................         266,782
      70,840 Energis PLC........................................       3,583,211
      33,800 FXI PLC............................................         144,072
      28,500 George Wimpey PLC..................................          45,893
      41,697 GKN PLC............................................         537,150
     709,346 Glaxo Wellcome PLC.................................      16,999,308
      88,833 Granada Group PLC..................................         892,635
      26,088 Great Portland Estates PLC.........................          73,927
      62,000 Great Universal Stores PLC.........................         352,611
     136,871 Halifax Group PLC..................................       1,227,330
      23,291 Hammerson PLC......................................         118,398
      39,925 Hanson PLC.........................................         256,216
      93,200 Hays PLC...........................................         617,233
      19,300 Hepworth PLC.......................................          45,703
     105,021 Hilton Group PLC...................................         382,577
     494,424 HSBC Holdings PLC(c)...............................       5,787,780
      32,900 I3i Group PLC......................................         585,357
      25,400 IMI PLC............................................          86,914
      48,500 Imperial Chemical Industries PLC...................         373,648

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                        International Equity Investments


 SHARES                           SECURITY                           VALUE

-------------------------------------------------------------------------------
 United Kingdom -- 16.5% (continued)
     195,060 Invensys PLC......................................  $      896,114
      12,100 Jarvis PLC........................................          32,856
      16,300 Johnson Matthey PLC...............................         187,978
      80,900 Kingfisher PLC....................................         602,187
      37,900 Land Securities PLC...............................         413,146
      81,100 LASMO PLC.........................................         120,991
     274,900 Legal & General Group PLC.........................         671,593
       7,000 Lex Service PLC...................................          36,744
     309,364 Lloyds TSB Group PLC..............................       2,864,436
      22,000 Logica PLC........................................         941,919
       1,200 London Bridge Software Holdings...................         122,191
      15,527 Lonrho Africa PLC.................................           6,373
      27,439 MEPC PLC..........................................         147,174
     135,370 Marconi PLC.......................................       1,686,167
     162,674 Marks & Spencer PLC...............................         588,747
      10,100 Meyer International PLC...........................          80,521
      33,700 Misys PLC.........................................         506,752
      92,364 National Grid Group PLC...........................         716,686
      75,300 National Power PLC................................         444,598
      39,500 Nycomed Amersham PLC..............................         314,132
       5,900 Ocean Group PLC...................................         113,449
      30,552 Pearson PLC.......................................       1,026,872
      38,619 The Peninsular & Oriental Steam Navigation Co. ...         433,787
      63,000 Pilkington PLC....................................          66,637
      18,956 Provident Financial PLC...........................         153,970
     344,071 Prudential Corp. .................................       5,067,935
       3,700 Psion PLC.........................................         310,051
      17,900 RMC Group PLC.....................................         207,278
     348,772 RTZ Corp. ........................................       5,148,190
      22,200 Racal Electronics PLC.............................         146,497
     526,902 Railrack Group PLC................................       5,352,784
      32,900 Rank Group PLC....................................          81,934
   1,662,987 Reed International PLC(b).........................      12,207,962
     662,769 Rentokil Initial PLC..............................       2,137,103
     501,667 Reuters Group PLC.................................      11,198,666
      27,433 Rexam PLC.........................................          79,039
     467,971 Royal & Sun Alliance Insurance Group PLC..........       2,539,584
      54,698 Royal Bank of ScotLand Group PLC..................         722,766
      35,149 Rugby Group PLC...................................          27,744
      63,000 Sage Group PLC....................................         793,678
     109,500 Sainsbury PLC.....................................         443,839
      18,601 Schroders PLC.....................................         350,038
      66,849 Scottish Power PLC................................         507,095
      22,400 Sema Group PLC....................................         477,400
     555,100 Shell Transport & Trading Co. PLC.................       3,820,842
      33,400 Slough Estates PLC................................         147,376
      66,201 Smith & Nephew PLC................................         195,698
     429,874 Smithkline Beecham PLC............................       4,831,951
      18,200 Smiths Industries PLC.............................         222,963
   1,666,372 Somerfield PLC....................................       1,433,738
      12,000 SSL International PLC.............................         117,171
      93,200 Stagecoach Holdings PLC...........................         136,835
     183,300 Standard Chartered PLC............................       2,578,348
      16,121 Tarmac PLC........................................         147,484
      35,700 Tate & Lyle PLC...................................         143,576

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                        International Equity Investments


 SHARES                           SECURITY                           VALUE

-------------------------------------------------------------------------------
 United Kingdom -- 16.5% (continued)
      40,653 Taylor Woodrow PLC...............................   $       86,962
     958,467 Telewest Communications PLC......................        6,555,670
     387,303 Tesco PLC........................................        1,053,201
      21,158 Thames Water PLC.................................          229,143
      51,700 Thorn EMI........................................          551,745
      32,018 TI Group PLC.....................................          169,332
      16,500 Unigate PLC......................................           75,541
     179,457 Unilever PLC.....................................        1,099,243
      29,566 United Biscuits Holdings PLC.....................          121,705
      35,520 United Utilities PLC.............................          368,136
          67 Viglen Floating Rate Guaranteed Loan Notes 2001..                0
       6,900 Viglen Technology Letters of Entitlements
             Litigation Notes*................................                0
  16,172,238 Vodafone Airtouch PLC(c).........................       90,635,574
     145,500 Vodafone Group PLC...............................          815,441
      50,417 Williams PLC(c)..................................          209,727
      33,700 Wolseley PLC.....................................          162,001
      39,100 WPP Group PLC....................................          749,988
-------------------------------------------------------------------------------
                                                                    297,057,209
-------------------------------------------------------------------------------
 United States -- 1.0%
     102,100 Canadian National Railway Co. ...................        2,405,731
      81,630 Gedeon Richter...................................        5,722,483
      30,900 Gucci Group NV...................................        2,701,818
       5,346 Impsat Fiber Networks, Inc. .....................          196,131
      22,540 SK Telecom Co. Ltd. ADR..........................        1,012,891
      81,800 Taiwan Semiconductor ADR.........................        4,892,662
       4,949 Tietoenator Corp.(a).............................          340,689
-------------------------------------------------------------------------------
                                                                     17,272,405
-------------------------------------------------------------------------------
             TOTAL STOCK (Cost -- $1,306,872,774).............    1,742,082,822
-------------------------------------------------------------------------------
    FACE
  AMOUNT++                        SECURITY                           VALUE
-------------------------------------------------------------------------------
 FOREIGN BONDS -- 0.0%
 United Kingdom -- 0.0%
      20,412 British Aerospace 7.450% Loan (Cost -- $2,055)...   $          322
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                        International Equity Investments

 FACE AMOUNT                      SECURITY                           VALUE
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 3.4%
 $62,000,000 CIBC Wood Gundy Securities Inc., 5.650% due
              3/1/00; Proceeds at maturity -- $62,009,731;
              (Fully collateralized by U.S. Treasury Notes,
              4.500% due 1/31/00; Market value -- $63,241,292)
              (Cost -- $62,000,000)............................      62,000,000
-------------------------------------------------------------------------------
             TOTAL INVESTMENTS (Cost -- $1,368,874,829**)......  $1,804,083,144
-------------------------------------------------------------------------------

(a) All or a portion of this security is on loan (See Note 11).
(b) Security is segregated for open foreign currency contracts.
* Non-income producing security.
# Risp NC -- Risparmio Non-Convertible (Non-Convertible savings shares).
(c) Security is segregated for futures contracts commitments.
+ Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
++Represents local currency.
** Aggregate cost for Federal income tax purposes is substantially the same.

                                  [PIE CHART]

                         Classification of Investments

                         Japan                   24.5%
                         United Kingdom          16.5%
                         France                  12.1%
                         Germany                  9.7%
                         Sweden                   3.0%
                         Switzerland              2.8%
                         Italy                    6.8%
                         Hong Kong                2.5%
                         Repurchase Agreement     3.4%
                         Netherlands              7.2%
                         Other Stock             11.5%

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                      Emerging Markets Equity Investments

 SHARES                            SECURITY                           VALUE

-------------------------------------------------------------------------------
 STOCK -- 99.6%
-------------------------------------------------------------------------------
 Argentina -- 0.0%
           1 Banco de Galicia y Buenos Aires S.A. de C.V. Series
              B Shares..........................................   $          1
           1 IRSA Inversiones y Representacions S.A. ...........              1
-------------------------------------------------------------------------------
                                                                              2
-------------------------------------------------------------------------------
 Brazil -- 14.8%
      57,800 Aracruz Celulose S.A. Preferred Class B Shares.....        118,899
      17,300 Aracruz Celulose S.A. ADR..........................        362,219
  30,110,800 Banco Bradesco S.A. Preferred......................        216,110
   1,955,217 Banco Bradesco S.A Rights*.........................          6,298
   2,402,300 Banco do Estado de Sao Paolo S.A. Preferred*.......         97,069
  26,990,700 Banco Itau S.A. Preferred..........................      2,135,461
       1,000 Banco Santiago ADR.................................         20,000
      51,000 Brasil District Pao Acucar - SP ADR................      1,721,250
   1,210,000 Caemi Mineracao e Metalurgica S.A. ................        119,667
  49,105,700 Centrais Eletricas Brasileira S.A. ................        846,411
   2,864,000 Centrais Eletricas Brasileira S.A. - Electrobras
              Preferred Class B Shares .........................         52,602
   5,459,400 Companhia Brasileira de Distribuicao Grupo Pao de
              Acucar ADR........................................        184,808
  10,587,500 Companhia Brasileira de Petroleo Ipiranga
              Preferred.........................................        134,565
     282,700 Companhia Cervejaria Brahma Preferred..............        174,141
  15,138,100 Companhia Paranaense de Enargia - Copel ADR........         85,978
  14,040,000 Companhia Paranaense de Enargia - Copel Class B
              Shares ADR*.......................................        127,348
      51,200 Companhia Paranaense de Enargia - Copel Preferred
              Class B Shares....................................        476,800
  17,584,100 Companhia Siderurgica Nacional S.A. ...............        537,609
  39,922,452 Companhia Siderurgica de Turbarao Preferred*.......        618,183
      20,200 Companhia Vale do Rio Doce Preferred ADR...........        549,115
     136,600 Companhia Vale do Rio Doce Preferred Class A
              Shares............................................      3,628,257
     370,667 Copene Petroquimica do Nordeste S.A. Preferred
              Class A Shares....................................        127,361
     119,700 Embratel Participacoes S.A. ADR....................      2,872,800
  55,806,100 Embratel Participacoes S.A. Preferred..............      1,340,356
  17,059,800 Gerdau Metalurgica S.A. Preferred..................        474,339
  22,169,400 Petroleo Brasileiro S.A. Preferred.................      5,775,696
   1,670,000 Siderurgica Belgo Mineira Preferred................        141,565
      28,447 Souza Cruz S.A. ...................................        172,016
  16,800,000 Tele Centro Sul Participacoes S.A. ................        158,648
  54,499,500 Tele Nordeste Cellular Preferred...................        166,317
  21,923,900 Tele Norte Leste Participacoes S.A. Preferred......        361,785
      44,000 Tele Norte Leste Participacoes S.A. ADR............      1,122,000
  16,433,292 Tele Sudeste Celular Partcipacoes S.A.(a)..........        182,953
      14,690 Telecomunicacoes Brasileiras S.A. Preferred ADR....      2,163,103
   8,589,800 Tele Centro Minas Gerais Preferred, Class B
              Shares............................................        320,388
 112,632,300 Tele Centro Sul Participa Preferred................      1,635,221
      38,700 Telecomunicacoes de Sao Paulo S.A. ................      1,320,638
  36,111,575 Telecomunicacoes de Sao Paulo S.A. Preferred ......      1,224,263
 106,076,250 Tele Norte Leste Participacoes S.A. Preferred .....      2,685,626
         600 Telesp Cellular Participacoes ADR*.................         32,325
  85,897,913 Telesp Cellular Participacoes Preferred*...........      1,878,638
           1 Tele Centro Oeste Cellular ADR*....................              4
       4,700 Tele Centro Sul Participacoes ADR..................        338,988
       3,120 Telesudeste Cellular Participacoes ADR.............        178,620
      69,900 Uniao de Banco Brasileiros S.A. GDR*...............      2,035,838
   1,750,000 Uniao de Banco Brasileiros S.A. Units*.............        102,854
      18,700 Usinas Siderurigicas de Minas Gerais S.A. .........         99,867
   1,664,400 Votorantim Celulose Papel Preferred................         55,947
-------------------------------------------------------------------------------
                                                                     39,180,946
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                      Emerging Markets Equity Investments

 SHARES                            SECURITY                           VALUE

-------------------------------------------------------------------------------
 Chile -- 0.9%
       2,932 Banco de A. Edwards ADR............................   $     53,876
       6,900 Banca Santander Chile S.A. ADR.....................        102,206
      26,050 Cia. de Telecomunicaciones de Chile S.A. ADR.......        521,000
       1,900 Cristalerias de Chile ADR..........................         39,900
      20,200 Distribucion y Servicio D&S S.A. ADR...............        388,850
      21,200 Embotelladora Andina S.A. ADR*(a)..................        318,000
      31,968 Empresa Nacional de Electricidad S.A. ADR..........        379,620
       7,048 Enersis S.A. ADR...................................        137,436
       5,500 Gener S.A. ADR(a)..................................         85,250
       2,100 Masisa S.A. ADR....................................         31,763
       1,400 Sociedad Quimica & Minera de Chile S.A. ADR........         41,213
       4,800 Vina Concha y Toro ADR.............................        181,200
-------------------------------------------------------------------------------
                                                                      2,280,314
-------------------------------------------------------------------------------
 Colombia -- 0.0%
       6,020 Banco Gandero S.A. ADR.............................         77,884
-------------------------------------------------------------------------------
 Czech Republic -- 0.6%
      72,272 Cesky Telecom A.S. ................................      1,515,133
-------------------------------------------------------------------------------
 Egypt -- 0.1%
       2,901 Commercial International Bank......................         33,276
         993 Eastern Co. for Tobacco & Cigarettes...............         22,894
       2,896 Egyptian Co. for Mobile Services...................        139,949
         284 Madinet NSAR.......................................          3,225
         660 Orascom Construction Industries....................         11,513
       1,420 Suez Cement Co. ...................................         21,186
-------------------------------------------------------------------------------
                                                                        232,043
-------------------------------------------------------------------------------
 Greece -- 0.7%
       3,620 Aegek S.A. ........................................         44,789
       1,900 Alpha Credit Bank S.A. ............................        136,609
         920 Alpha Leasing S.A. ................................         26,069
       1,110 Commercial Bank of Greece S.A. ....................         73,310
         800 Elais S.A. ........................................         22,784
       3,270 Ergo Bank S.A. ....................................         87,188
       1,480 Hellenic Bottling Co. S.A. ........................         28,534
      35,790 Hellenic Telecommunication Organization S.A. ......      1,060,586
       2,272 Intracom S.A. .....................................        100,811
       1,910 Michaniki S.A. ....................................         21,070
       2,100 National Bank Of Greece S.A. ......................        142,449
       1,260 Titan Cement Co. S.A. .............................         58,796
-------------------------------------------------------------------------------
                                                                      1,802,995
-------------------------------------------------------------------------------
 Hong Kong -- 3.6%
     168,000 Beijing Datang Power Generation Co. Ltd. Class H
              Shares............................................         20,507
      42,000 China Everbright Ltd. .............................         29,681
      40,000 China Resources Enterprises........................         51,652
     656,000 China Telecom Ltd. ................................      6,026,623
      25,000 Citic Pacific Ltd. ................................        125,919
      58,000 Cosco Pacific Ltd.(a)..............................         33,163
      40,000 Guangdong Kelon Electrical Holdings Co. Ltd., Class
              H Shares..........................................         19,530
      93,250 HSBC Holdings PLC..................................      1,069,353
     114,500 Hutchison Whampoa Ltd. ............................      1,794,855
      22,000 Legend Holdings Ltd. ..............................        101,763
     166,000 Shanghai Petrochemica Co. Ltd. ....................         16,850
     478,000 Tsingtao Brewery Co. Ltd. .........................        116,693
     656,000 Yanzhou Coal Moning Co. Ltd. ......................        102,832
-------------------------------------------------------------------------------
                                                                      9,509,421
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                      Emerging Markets Equity Investments

 SHARES                            SECURITY                          VALUE

------------------------------------------------------------------------------
 Hungary -- 2.9%
         756 Egis RT. ..........................................  $     35,709
         383 Gedeon Richter RT. ................................        26,848
      16,696 Gedeon Richter RT. GDR.............................     1,172,894
     104,168 Magyar Tavkozlesi RT. ADR..........................     4,785,218
      71,931 Magyar Tavkozlesi RT. GDR..........................       668,724
       6,390 MOL Magyar Olaj-es Gazipari RT. ...................       121,208
         816 OTP Bank RT. ......................................        46,587
       7,760 OTP Bank RT. GDR...................................       440,380
         678 Pick Szeged RT. ...................................        27,958
       3,028 Tisza Vegyi Kombinat RT. ..........................        55,620
      10,100 Tisza Vegyi Kombinat RT. GDR.......................       189,375
------------------------------------------------------------------------------
                                                                     7,570,521
------------------------------------------------------------------------------
 India -- 5.5%
      27,800 Ashok Leyland Ltd. GDR.............................       186,955
      16,500 Dr. Reddy Laboratories Ltd. GDR*...................       569,250
      66,080 Hindalco Industries Ltd. GDR.......................     1,404,201
      83,000 ITC Ltd. GDR.......................................     1,846,750
      26,300 Larsen & Toubro Ltd. GDR...........................       539,150
     147,260 Mahanagar Telephone Nigam Ltd. GDR.................     2,893,659
     108,110 Morgan Stanley Dean Witter India Fund..............     1,756,788
      17,700 Pentamedia Graphics Ltd. GDR.......................     1,048,725
      12,700 Reliance Industries Ltd. GDR.......................       254,000
      83,250 State Bank of India GDR............................     1,290,375
      71,030 Videsh Sanchar Nigam Ltd. GDR*.....................     2,721,495
------------------------------------------------------------------------------
                                                                    14,511,348
------------------------------------------------------------------------------
 Indonesia -- 0.3%
     483,000 PT Astra International Tbk*........................       239,061
   1,444,000 PT Bank Pan Indonesia Tbk*.........................        92,377
      86,000 PT Gudang Garam Tbk................................       143,333
     483,000 PT Indah Kiat Pulp & Paper Corp. Tbk*..............       133,354
         500 PT Semen Gresik Tbk................................           566
     450,000 PT Telekomunikasi Indonesia Tbk....................       221,212
     182,000 PT Timah Tbk.......................................        84,566
------------------------------------------------------------------------------
                                                                       914,469
------------------------------------------------------------------------------
 Israel -- 4.5%
       4,445 Agis Industries (1983) Ltd. .......................        42,743
       8,358 Azorim Investment Development & Construction Co.
              Ltd. .............................................        96,485
     226,284 Bank Hapoalim Ltd. ................................       670,674
     309,071 Bank Leumi Le......................................       678,437
     143,324 Bezeq Israeli Telecommunication Corp. Ltd. ........       868,008
      20,010 Check Point Software Technologies Ltd.(a)..........     4,080,789
      14,800 ECI Telecom Ltd.(a)................................       488,400
       3,779 Elbit System Ltd. .................................        70,995
       7,088 Elco Holding Ltd. .................................        77,268
       1,925 Formula Systems Ltd. ..............................       154,651
       4,275 Galileo Technology Ltd. ...........................        82,027
       2,960 Gilat Satellite Networks Ltd.(a)...................       444,740
       9,243 IDB Holding Corp. Ltd. ............................       339,295
     227,664 Israel Chemicals Ltd. .............................       266,754
         452 The Israel Corp. Ltd ..............................        69,050
       1,533 Koor Industries Ltd. ..............................       151,201
       3,000 Magic Software Enterprises ADR.....................        75,375

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                      Emerging Markets Equity Investments

 SHARES                            SECURITY                          VALUE

------------------------------------------------------------------------------
 Israel -- 4.5% (continued)
       2,138 Nice Systems Ltd.*.................................  $    188,147
      22,725 Orbotech Ltd.*.....................................     2,092,120
      14,488 Osem Investment Ltd. ..............................        98,845
      37,973 Supersol Ltd. .....................................       137,234
      17,440 Teva Pharmaceutical Industries Ltd. ADR............       752,100
------------------------------------------------------------------------------
                                                                    11,925,338
------------------------------------------------------------------------------
 Malaysia -- 3.5%
       5,000 British American Tobacco Berhad....................        36,842
     747,000 Commerce Asset Holding Berhad......................     2,339,290
      46,000 Golden Hope Plantations Berhad.....................        40,916
      22,000 Hong Leong Credit Berhad...........................        47,474
      23,000 Malaysia International Shipping Corp. Berhad.......        34,803
     243,000 Malaysian Banking Berhad...........................     1,093,500
      13,000 Malaysian Oxygen Berhad............................        40,711
       5,000 Malaysian Pacific Industries.......................        63,487
       9,000 Nestle (Malaysia) Berhad...........................        46,421
      18,000 Oriental Holdings Berhad...........................        42,395
     725,000 Resorts World Berhad...............................     2,632,895
     266,000 Telekom Malaysia Berhad............................     1,127,000
     496,000 Tenaga Nasional Berhad.............................     1,644,632
------------------------------------------------------------------------------
                                                                     9,190,366
------------------------------------------------------------------------------
 Mexico -- 12.3%
     392,941 Alfa, S.A. de C.V. Class A Shares*.................     1,375,797
     112,535 Cemex S.A. de C.V. Class B Shares..................       482,911
      58,831 Cemex S.A. de C.V. Class B Shares ADR..............     1,257,508
      14,800 Coca Cola Femsa S.A. ADR...........................       283,975
     130,000 Controladora Comercial Mexicana S.A. de C.V. ......       124,893
     316,000 Desc S.A. de C.V. Series B Shares*.................       205,764
     478,684 Fomento Economico Mexicano, S.A. de C.V. ..........     2,120,558
      13,500 Fomento Economico Mexicano, S.A. de C.V. ADR.......       599,906
      53,000 Grupo Bimbo S.A. Series A Shares*..................        87,579
     294,887 Grupo Carso S.A. de C.V. Series A1 Shares*.........     1,142,656
     176,000 Grupo Casa Autrey S.A. de C.V.*....................       158,565
      56,000 Grupo Continental..................................        54,996
      89,300 Grupo Financiero Banamex Series B Shares*..........       380,821
     223,200 Grupo Financiero Banamex Series O Shares*..........       950,649
           1 Grupo Financiero Bancomer Series L Shares*.........             1
     744,000 Grupo Financiero Bancomer Series O Shares*.........       366,123
      46,000 Grupo Mexico S.A. Series B Shares..................       226,366
     731,100 Grupo Modelo S.A. de C.V. Series C Shares..........     1,638,888
     150,000 Grupo Televisa S.A.*...............................       578,832
      72,800 Grupo Televisa S.A. GDR*...........................     5,591,950
     149,400 Hylsamex S.A.*.....................................       334,906
      25,000 Industrias Penoles S.A. ...........................        67,384
      90,300 Kimberly-Clark de Mexico, S.A. de C.V. Class A
              Shares............................................       280,983
       6,780 Nuevo Grupo Iusacell Series V Shares ADR*..........       144,075
     200,560 Organizacion Soriano S.A. Series B Shares*.........       824,249
      39,200 Telefonos de Mexico S.A. Series L Shares ADR.......     2,577,400
   2,419,300 Telefonos de Mexico S.A. Series L Shares...........     7,876,671
      50,000 Vitro S.A. Series A Shares.........................        72,588
     893,992 Wal-Mart De Mexico S.A. Series C Shares*...........     1,906,699
     343,100 Wal-Mart De Mexico S.A. Series V Shares*...........       769,118
------------------------------------------------------------------------------
                                                                    32,482,811
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                      Emerging Markets Equity Investments

 SHARES                             SECURITY                           VALUE

--------------------------------------------------------------------------------
 Netherlands -- 1.0%
      77,360 Indo Himalayan Fund NV...............................  $  2,533,540
--------------------------------------------------------------------------------
 Panama -- 0.2%
      28,100 Panamerican Beverages Inc., Class A Shares...........       479,456
--------------------------------------------------------------------------------
 Peru -- 0.1%
      14,800 Credicorp. Ltd. .....................................       181,300
--------------------------------------------------------------------------------
 Philippines -- 0.1%
      13,600 Philippine Long Distance Telephone Co. ..............       295,364
--------------------------------------------------------------------------------
 Poland -- 0.3%
      81,900 Telekomunikacja Polska S.A. GDR......................       747,338
--------------------------------------------------------------------------------
 Russia -- 2.0%
      20,700 AO Taftnet ADR.......................................       243,225
      43,528 Lukoil Holding ADR...................................     1,784,648
      82,034 RAO Unified Energy Systems...........................     1,181,502
      20,850 Rostelecom ADR*+.....................................       364,875
     156,125 Surgutneftegaz ADR...................................     1,811,050
--------------------------------------------------------------------------------
                                                                       5,385,300
--------------------------------------------------------------------------------
 South Africa -- 7.8%
     106,900 ABSA Group Ltd. .....................................       412,793
      22,800 AECI Ltd. ...........................................        53,185
      92,200 African Bank Investments Ltd.*.......................       192,547
      74,300 Anglo American Platinum Corp. Ltd. ..................     2,107,901
      17,900 Anglo American PLC...................................       802,364
      14,650 Anglogold Ltd. ......................................       759,666
      12,380 Anglovaal Industrial Ltd. ...........................        11,805
     160,451 Aveng Ltd. ..........................................       204,588
      40,300 Barlow Ltd. .........................................       295,357
      22,484 Bidvest Group Ltd. ..................................       184,277
     667,700 BOE Ltd. ............................................       625,110
      35,700 Comparex Holdings Ltd. ..............................       248,983
      51,740 De Beers.............................................     1,133,522
     303,090 Dimension Data Holdings Ltd.*........................     2,818,464
           1 Edgars Consolidate Stores Ltd. ......................             7
     704,420 FirstRand Ltd. ......................................       880,428
      42,900 Foschini Ltd. .......................................        97,028
      29,364 Gold Fields Ltd.+....................................       136,067
      14,120 Impala Platinum Holdings Ltd.+.......................       503,403
      19,428 Imperial Holdings Ltd.*..............................       189,847
      10,700 Investec Group Ltd. .................................       445,222
      63,330 Iron & Steel Industries Corp. .......................       177,173
       6,300 JD Group Ltd. .......................................        49,648
      19,800 Johnnies Industrial Corp. Ltd. ......................       330,796
      21,700 Kersaf Investments Ltd. .............................        72,508
           1 Liberty International PLC............................             5
      27,375 Liberty Life Association of Africa Ltd. .............       261,466
     128,600 M-Cell Ltd. .........................................       770,218
     136,700 Metropolitan Life Ltd. ..............................       187,446
     268,000 Murray & Roberts Holdings Ltd. ......................       177,408
      85,100 Nampak Ltd. .........................................       220,640
      31,087 Nedcor Ltd. .........................................       656,557
       3,200 Omni Media Corp. Ltd. ...............................       100,872
     103,100 Primedia Ltd. Class N Shares.........................       128,373
     106,900 Profurn Ltd. ........................................        87,613
     162,300 Rembrandt Group Ltd. ................................     1,406,922

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                      Emerging Markets Equity Investments

 SHARES                             SECURITY                           VALUE

--------------------------------------------------------------------------------
 South Africa -- 7.8% (continued)
     210,500 Safmarine & Rennies Holdings Ltd. ...................  $     97,873
     479,200 Sanlam Ltd. .........................................       604,221
     229,810 Sappi Ltd. ..........................................     1,901,591
      83,240 Sasol Ltd. ..........................................       532,656
      67,120 South African Breweries Ltd.(a)......................       518,367
      24,500 The Tongaat-Hulett Group Ltd. .......................       131,291
--------------------------------------------------------------------------------
                                                                      20,516,208
--------------------------------------------------------------------------------
 South Korea -- 12.7%
       1,956 Cheil Jedang Corp.*..................................       126,065
       7,500 Dacom Corp.*.........................................     2,168,234
      11,180 Daewoo Securities Co. ...............................       117,621
       6,330 Daishin Securities Co. ..............................        96,256
       5,130 Dongwon Securities Co. ..............................       104,767
      82,625 H&CB*................................................     1,471,925
      15,080 Hana Bank............................................       109,323
      19,761 Hanjin Heavy Industries*.............................        52,586
      12,900 Hanvit Bank GDR......................................        45,473
      11,380 Hanwha Chemical Corp.*...............................        65,396
       3,745 Hite Brewery Co. Ltd.*...............................        92,706
       6,770 Hyundai Electronics Industries*......................       107,137
      12,680 Hyundai Merchant Marine*.............................        87,440
      14,513 Hyundai Motor Co. Ltd.*..............................       154,611
      42,622 Hyundai Motor Co. Ltd. GDR*..........................       232,290
      86,187 Kookmin Bank*........................................       960,084
         960 Korea Chemical Co. Ltd.*.............................        59,835
      75,151 Korea Electric Power Corp.*..........................     1,880,262
      92,339 Korea Telecom Corp. ADR..............................     4,016,747
         600 Korea Thrunet Co. Ltd. Class A Shares................        35,475
       6,804 Korean Air*..........................................        46,619
     107,579 L.G. Chemical Ltd.*..................................     2,848,534
       8,410 L.G. Electronics*....................................       172,869
         410 L.G. Information & Communication Ltd.*...............        45,491
       6,084 Namhae Chemical Co.*.................................        93,860
       1,110 Nong Shim Co. .......................................        42,198
      37,720 Pohang Iron & Steel Co. Ltd.*........................     3,867,025
      19,508 Pohang Iron & Steel Co. Ltd. ADR.....................       490,139
      42,434 Samsung Electronics..................................     9,603,975
       1,070 Samsung Electronics GDR+.............................       140,224
       2,940 Samsung Electro-Mechanics Co.*.......................       178,307
      10,732 Samsung Fire & Marine Insurance......................       305,041
       4,580 Samsung SDI Co. Ltd.*................................       133,217
      41,624 Samsung Securties Co. Ltd. ..........................     1,273,260
      19,780 Shinhan Bank*........................................       188,863
       6,490 Shin Young Securities Co. ...........................       108,444
       1,590 Sindo Ricoh Co.*.....................................        44,983
      11,240 Sk Corp.*............................................       253,398
         455 Sk Telecom Co. Ltd.*.................................     1,689,127
       3,390 Ssangyong Oil Refining Co. Ltd.*.....................        56,645
         100 Tae Kwang Industry Co.*..............................        33,861
       4,037 Taehan Electric Wire Co.*............................        49,610
--------------------------------------------------------------------------------
                                                                      33,649,923
--------------------------------------------------------------------------------
 Spain -- 0.1%
       2,500 Terra Networks S.A. ADR..............................       324,063
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                      Emerging Markets Equity Investments

 SHARES                             SECURITY                           VALUE

--------------------------------------------------------------------------------
 Sri Lanka -- 0.0%
          70 Hayleys Ltd. ........................................  $         93
          75 John Keells Holdings Ltd. ...........................           148
--------------------------------------------------------------------------------
                                                                             241
--------------------------------------------------------------------------------
 Taiwan -- 13.7%
      91,250 Acer Inc. ...........................................       247,946
      39,852 Advanced Semiconductor Engineering Inc. .............       132,926
     138,800 Asia Cement Corp. ...................................       148,150
     373,398 Asustek Computer Inc. ...............................     4,653,805
     122,000 Cathay Construction Corp. ...........................        51,611
     126,000 Cathay Life Insurance Corp. .........................       348,519
     144,600 China Development Industrial Bank*...................       244,686
   1,298,250 China Steel Corp. ...................................     1,005,478
      95,320 Chinatrust Commercial Bank*..........................       102,361
     291,540 Chung Hsing Bills Finance Corp. .....................       122,384
      59,000 Compal Electronics Corp. ............................       205,434
      16,200 Delta Electronics, Inc. .............................        78,021
          43 Evergreen Marine Corp.*..............................            40
     185,760 Far Eastern Department Stores Ltd. ..................       111,831
     857,000 Far Eastern Textile Ltd. ............................     1,868,500
      84,000 First Commercial Bank*...............................       122,187
     123,640 Formosa Chemicals & Fibre Corp. .....................       185,078
   1,355,030 Formosa Plastics Corp. ..............................     2,976,392
     129,480 Formosa Taffeta Co. .................................       105,337
       2,961 Gigamedia Ltd. ADR(a)................................       207,455
     223,860 Hon Hai Precision Industry Co. Ltd. .................     2,083,435
      81,000 Hua Nan Commercial Bank*.............................       112,024
     118,720 International Bank of Taipei*........................       136,762
      61,800 International Commercial Bank of China...............        69,382
     117,330 Nan Ya Plastic Corp. ................................       259,630
      43,340 Nien Hsing Textile Co., Ltd. ........................       103,661
     134,000 Pacific Electrical Wire & Cable Co., Ltd. ...........       139,102
     568,073 President Chain Store Corp. .........................     2,477,116
   1,506,000 Siliconware Precision Industries Corp. ..............     3,136,479
      86,000 Synnex Technology Industrial Corp. ..................       601,692
      89,000 Taiwan Glass Industrial Corp. .......................        72,405
     736,270 Taiwan Semiconductor Manufacturing Co. ..............     4,815,824
     122,000 Tatung Co., Ltd.*....................................       169,919
   1,612,375 United Microelectronics Corp. Ltd.*..................     5,902,772
   2,527,160 United World Chinese Commercial Bank.................     3,190,817
      74,000 Yulon Motor Co., Ltd. ...............................        62,610
--------------------------------------------------------------------------------
                                                                      36,251,771
--------------------------------------------------------------------------------
 Thailand -- 1.7%
     127,375 Advanced Information Service Public Co. Ltd.*........     1,942,867
     263,100 Bangkok Bank Public Co. Ltd.*........................       424,522
      69,900 BEC World Public Co. Ltd. ...........................       524,502
      61,770 PTT Exploration & Production Public Co. Ltd. ........       297,233
   1,019,300 Thai Farmers Bank Public Co. Ltd. ...................       962,739
   1,563,800 Thai Petrochemical Ltd. .............................       410,285
--------------------------------------------------------------------------------
                                                                       4,562,148
--------------------------------------------------------------------------------
 Turkey -- 6.7%
          78 Akbank T.A.S. .......................................             2
   4,652,000 Akcansa Cimento A.S. ................................       103,189
  73,617,357 Aksigorta A.S. ......................................     1,729,009
     367,000 Aktas Elektrik Ticaret A.S. .........................       106,946

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                      Emerging Markets Equity Investments

 SHARES                            SECURITY                          VALUE

------------------------------------------------------------------------------
 Turkey -- 6.7% (continued)
   5,796,122 Arcelik A.S........................................  $    342,846
   1,196,000 Aygaz A.S..........................................       141,489
   2,672,714 Beko Elektronik A.S................................        62,773
   4,484,480 Bolu Cimento Sanayii A.S. .........................        55,393
  92,300,925 Dogan Sirketler Grubu Holding A.S.*................     2,730,113
  15,134,000 Dogan Yayin Holding A.S............................       388,355
   4,100,000 Eczacibasi Ilac Sanayi Ve T.A.S.*..................       106,994
   1,430,686 Enka Holding Yatirim A.S...........................       373,352
   3,530,000 Eregli Demir Ve Celik Fabrikalari T.A.S............       151,996
   6,189,740 Haci Omer Sabanci Holding A.S. ....................       285,366
     261,262 Migros Turk T.A.S. ................................       156,812
  12,158,444 Netas Telekomunikaja A.S...........................     1,522,978
   3,813,000 Sabah Yayincilik A.S...............................        34,826
     751,000 Tansas A.S.........................................       150,252
      24,000 Turk Economi Bankasi S.A. GDR......................        46,500
 130,276,221 Turkiye Garanti Bankasi S.A........................     1,949,157
  25,245,120 Turkiye Is Bankasi, Class C Shares.................     1,207,795
   7,206,122 Vestel Elektronik Sanayi ve Ticaret A.S............     2,350,640
 129,269,264 Yapi ve Kredi Bankasi A.S..........................     3,824,857
------------------------------------------------------------------------------
                                                                    17,821,640
------------------------------------------------------------------------------
 United States -- 3.0%
      11,000 Chile Fund.........................................       125,125
       8,090 Comverse Technology, Inc. .........................     1,592,719
       1,100 Deltathree.com Inc.(a).............................        46,063
     293,300 The India Fund*....................................     6,030,981
       3,930 Scitex Corp Ltd.*..................................        60,424
------------------------------------------------------------------------------
                                                                     7,855,312
------------------------------------------------------------------------------
 Venezuela -- 0.5%
      25,700 C.A. La Electricidad de Caracas ADR*...............       366,225
      26,700 Compania Aoinima Nacional Telefonos de Venezuela
              ADR...............................................       889,444
      21,000 Mavesa S.A. ADR....................................        57,750
------------------------------------------------------------------------------
                                                                     1,313,419
------------------------------------------------------------------------------
             TOTAL STOCK (Cost -- $184,658,278).................   263,110,614
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                      Emerging Markets Equity Investments

    FACE
   AMOUNT                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 0.4%
  $1,000,000 CIBC Wood Gundy Securities Inc., 5.650% due 3/1/00;
              Proceeds at maturity -- $1,000,157;
              (Fully collateralized by U.S. Treasury Notes,
              4.500% due 1/31/01; Market value -- $1,020,355)
              (Cost -- $1,000,000)...............................   $  1,000,000
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost -- $185,658,278**)..   $264,110,614
--------------------------------------------------------------------------------

 * Non-income producing security.
(a) All or a portion of this security is on loan (See Note 11).
 + Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
** Aggregate cost for Federal income tax purposes is substantially the same.

                                  [PIE CHART]

                         Classification of Investments

                         Malysia                  3.5%
                         Mexico                  12.3%
                         Hong Kong                3.6%
                         South Africa             7.8%
                         Turkey                   6.7%
                         India                    5.5%
                         South Korea             12.7%
                         Taiwan                  13.7%
                         Israel                   4.5%
                         Repurchage Agreement     0.4%
                         Other Stocks            14.5%
                         Brazil                  14.8%

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                     International Fixed Income Investments


     FACE
    AMOUNT+                         SECURITY                         VALUE

------------------------------------------------------------------------------
 BONDS -- 97.7%
------------------------------------------------------------------------------
 Argentina -- 0.4%
     1,120,000 Republic of Argentina, 8.750% due 7/10/02........  $  1,022,662
------------------------------------------------------------------------------
 Australia -- 4.0%
 1,003,000,000 Oesterreich Kontrollbank, 1.800% due 3/22/10.....     9,098,261
------------------------------------------------------------------------------
 France -- 0.6%
     1,450,000 Crown Cork & Seal Finance SA, 6.000% due
                12/6/04.........................................     1,384,189
------------------------------------------------------------------------------
 Germany -- 25.4%
     1,170,000 Bundesobligation, 5.000% due 8/20/01.............     1,137,005
               Bundesrepublic Deutschland:
     2,300,000 6.000% due 1/5/06................................     2,293,046
     9,186,000 5.250% due 1/4/08................................     8,724,860
    13,730,000 4.125% due 7/4/08(a).............................    12,049,309
     7,710,000 4.750% due 7/4/08................................     7,063,887
     5,690,000 3.750% due 1/4/09................................     4,824,754
    12,170,000 5.375% due 1/4/10(a).............................    11,603,588
    10,000,000 5.625% due 1/4/28................................     9,228,414
     1,660,000 Corp. Andina De Fomento, 4.750% due 5/6/04.......     1,503,561
------------------------------------------------------------------------------
                                                                    58,428,424
------------------------------------------------------------------------------
 Greece -- 10.4%
               Hellenic Republic:
   531,000,000 8.900% due 4/1/03................................     1,644,978
   500,000,000 6.600% due 1/15/04...............................     1,462,248
 2,143,000,000 8.700% due 4/8/05................................     6,824,655
 2,145,000,000 6.000% due 2/19/06...............................     6,094,005
 1,793,900,000 7.500% due 5/20/13...............................     5,605,459
     2,660,000 Public Power Corp., 4.500% due 3/12/09...........     2,227,337
------------------------------------------------------------------------------
                                                                    23,858,682
------------------------------------------------------------------------------
 Japan -- 2.8%
     4,200,000 Japan Financial Corp., 6.375 due 3/9/04..........     6,497,173
------------------------------------------------------------------------------
 Netherlands -- 3.6%
    47,000,000 Deutsche Finance BV, zero coupon due 4/16/18.....       664,105
     7,100,000 Netherlands Government, 7.750% due 3/1/05........     7,578,920
------------------------------------------------------------------------------
                                                                     8,243,025
------------------------------------------------------------------------------
 New Zealand -- 2.5%
    11,051,000 New Zealand Government, 10.000% due 3/15/02(a)...     5,666,624
------------------------------------------------------------------------------
 Poland -- 3.7%
               Poland Government Bond:
    40,600,000 Zero coupon due 12/21/01.........................     7,352,352
     6,011,000 8.500% due 2/12/05...............................     1,197,148
------------------------------------------------------------------------------
                                                                     8,549,500
------------------------------------------------------------------------------
 Portugal -- 1.9%
     4,550,000 Obrig Do Tes Medio Prazo, 5.850% due 5/20/10.....     4,398,251
------------------------------------------------------------------------------
 South Africa -- 2.7%
               Republic of South Africa:
    30,560,000 12.000% due 2/28/05(a)...........................     4,619,902
    11,200,000 13.000% due 8/31/10..............................     1,701,711
------------------------------------------------------------------------------
                                                                     6,321,613
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                     International Fixed Income Investments

      FACE
     AMOUNT+                         SECURITY                        VALUE

------------------------------------------------------------------------------
 Spain -- 9.7%
     987,000,000 Kingdom of Spain, 3.100% due 9/20/06(a)........  $  9,917,618
      13,000,000 Spain Government, 4.250% due 7/30/02...........    12,390,578
------------------------------------------------------------------------------
                                                                    22,308,196
------------------------------------------------------------------------------
 Supranational -- 9.9%
      39,900,000 European Bank Reconstruction & Development,
                  15.700% due 5/10/02...........................       999,905
   1,136,000,000 European Investment Bank, 2.125% due 9/20/07...    10,739,545
      66,000,000 International Bank Reconstruction &
                  Development, zero coupon due 5/14/12..........     2,015,981
     880,000,000 World Bank, 4.500% due 3/20/03(a)..............     8,978,234
------------------------------------------------------------------------------
                                                                    22,733,665
------------------------------------------------------------------------------
 Sweden -- 6.7%
      42,600,000 AB Spintab, 5.500% due 9/17/03.................     4,758,546
       2,360,000 Birka Energi AB, 6.375% due 11/3/06(a).........     2,289,584
       1,707,714 Investor AB, 5.250% due 6/30/08................     1,541,225
                 Swedish Government:
      40,800,000 5.500% due 4/12/02.............................     4,669,028
      16,600,000 10.250% due 5/5/03.............................     2,146,023
------------------------------------------------------------------------------
                                                                    15,404,406
------------------------------------------------------------------------------
 Turkey -- 0.6%
 861,000,000,000 Turkey T-Bill, zero coupon due 3/15/00.........     1,432,356
------------------------------------------------------------------------------
 United Kingdom -- 2.2%
       1,000,000 BG PLC, 7.000% due 4/4/00......................     1,578,117
                 Lloyds TSB Bank PLC:
       1,000,000 7.375% due 3/11/04.............................     1,589,782
       2,300,000 4.750% due 3/18/11.............................     1,927,410
------------------------------------------------------------------------------
                                                                     5,095,309
------------------------------------------------------------------------------
 United States -- 10.6%
   1,180,000,000 Federal National Mortgage Association, 1.750%
                  due 3/26/08...................................    10,840,391
       1,950,000 Household Finance Corp., 5.125% due 6/24/09....     1,712,710
       2,210,000 International Lease Finance Corp., 4.125% due
                  7/12/04.......................................     2,002,349
   1,060,000,000 KFW International Finance, 1.000% due
                  12/20/04......................................     9,623,512
------------------------------------------------------------------------------
                                                                    24,178,962
------------------------------------------------------------------------------
                 TOTAL BONDS (Cost -- $234,520,085).............   224,621,298
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000

                     International Fixed Income Investments

     FACE
    AMOUNT                          SECURITY                          VALUE

-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 2.3%
 $   5,300,000 CIBC Wood Gundy Securities Inc., 5.650% due
                3/1/00; Proceeds at maturity -- $5,300,832;
                (Fully collateralized by U.S. Treasury Notes,
                4.500% due 1/31/01; Market value -- $5,406,401)
                (Cost -- $5,300,000).............................  $  5,300,000
-------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100% (Cost --
                 $239,820,085**).................................  $229,921,298
-------------------------------------------------------------------------------

+ Represents local currency.
(a) All or a portion of this security is on loan (See Note 11).
** Aggregate cost for Federal income tax purposes is substantially the same.

                                  [PIE CHART]

                         Classification of Investments

                         Germany                 25.5%
                         Supranational            9.9%
                         Repurchase Agreement     2.3%
                         Other Bonds             17.4%
                         United States           10.6%
                         Greece                  10.4%
                         Sweden                   6.7%
                         Spain                    9.7%
                         Australia                4.0%
                         Netherlands              3.6%


                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                              Balanced Investments


 SHARES                              SECURITY                          VALUE

--------------------------------------------------------------------------------
 COMMON STOCK -- 48.5%
--------------------------------------------------------------------------------
 Advertising -- 0.3%
         2,200 Omnicom Group, Inc.+...............................  $    207,212
--------------------------------------------------------------------------------
 Aerospace -- 0.4%
         2,600 General Dynamics Corp. ............................       112,450
         1,100 Northrop Grumman Corp. ............................        49,981
         2,500 United Technologies Corp. .........................       127,344
--------------------------------------------------------------------------------
                                                                         289,775
--------------------------------------------------------------------------------
 Airlines -- 0.1%
         2,800 US Airways Group, Inc.*............................        52,325
--------------------------------------------------------------------------------
 Auto Manufacturers -- 0.5%
         2,272 Ford Motor Co. ....................................        94,572
         3,900 General Motors Corp. ..............................       296,644
--------------------------------------------------------------------------------
                                                                         391,216
--------------------------------------------------------------------------------
 Auto Parts & Equipment -- 0.1%
         5,245 Delphi Automotive Systems Corp.+...................        87,526
--------------------------------------------------------------------------------
 Banks -- 2.3%
         3,200 Bank of America Corp. .............................       147,400
         7,100 Chase Manhattan Corp. .............................       565,337
        12,100 Fleet Boston Financial Corp. ......................       329,725
         2,700 PNC Bank Corp. ....................................       104,456
         4,700 South Trust Corp. .................................       107,806
         1,800 Summit Bancorp+....................................        43,087
         1,800 SunTrust Banks, Inc. ..............................        91,462
         8,800 Wells Fargo Co. ...................................       290,950
--------------------------------------------------------------------------------
                                                                       1,680,223
--------------------------------------------------------------------------------
 Beverages -- 1.0%
         3,400 Anheuser-Busch Co. ................................       218,025
         5,300 The Coca-Cola Co. .................................       256,719
         7,900 PepsiCo Inc. ......................................       254,775
--------------------------------------------------------------------------------
                                                                         729,519
--------------------------------------------------------------------------------
 Biotechnology -- 0.7%
         6,200 Amgen, Inc.*.......................................       422,762
         1,100 Biogen, Inc.*......................................       118,731
--------------------------------------------------------------------------------
                                                                         541,493
--------------------------------------------------------------------------------
 Building Materials -- 0.2%
         1,400 Martin Marietta Materials Inc. ....................        49,700
         2,400 Southdown, Inc. ...................................       119,100
--------------------------------------------------------------------------------
                                                                         168,800
--------------------------------------------------------------------------------
 Chemicals -- 0.4%
         1,800 E.I. du Pont de Nemours & Co. .....................        90,900
         2,300 Rohm & Haas Co. ...................................        92,862
         1,700 Union Carbide Corp. ...............................        91,269
--------------------------------------------------------------------------------
                                                                         275,031
--------------------------------------------------------------------------------
 Computers -- 5.4%
        12,200 Cisco Systems, Inc.*...............................     1,612,688
        10,100 Dell Computer Corp.*...............................       412,206
         4,200 EMC Corp.*.........................................       499,800
         4,700 International Business Machines Corp. .............       479,400

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                              Balanced Investments


 SHARES                             SECURITY                         VALUE

------------------------------------------------------------------------------
 Computers -- 5.4% (continued)
         2,600 Lexmark International Group, Inc., Class A
                Shares*.........................................  $    310,050
         7,300 Sun Microsystems, Inc.*..........................       695,325
------------------------------------------------------------------------------
                                                                     4,009,469
------------------------------------------------------------------------------
 Cosmetics/Personal Care -- 0.6%
         5,400 The Procter & Gamble Co. ........................       475,200
------------------------------------------------------------------------------
 Distribution/Wholesale -- 0.2%
         2,900 Costco Wholesale Corp.*..........................       143,913
------------------------------------------------------------------------------
 Diversified Financial Services -- 1.7%
         1,900 A.G. Edwards, Inc. ..............................        60,206
         4,100 Fannie Mae.......................................       217,300
         2,300 Lehman Brothers Holdings Inc. ...................       166,750
         8,600 MBNA Corp. ......................................       195,650
         3,245 Merrill Lynch & Co., Inc. .......................       332,613
         2,424 Morgan Stanley Dean Witter & Co. ................       170,740
         3,000 SLM Holding Corp. ...............................        93,938
------------------------------------------------------------------------------
                                                                     1,237,197
------------------------------------------------------------------------------
 Electric -- 0.8%
         3,500 Edison International.............................        92,094
         2,400 Florida Progress Corp. ..........................       102,300
         3,200 GPU, Inc. .......................................        79,600
         2,500 PECO Energy Co. .................................        93,281
         1,300 Pinnacle West Capital Corp. .....................        35,913
         2,500 Public Service Enterprise Group Inc.+............        72,500
         3,500 Texas Utilities Co. .............................       114,188
------------------------------------------------------------------------------
                                                                       589,876
------------------------------------------------------------------------------
 Electronics -- 0.9%
         1,400 Linear Technology Corp. .........................       146,912
         2,200 Maxim Integrated Products, Inc.*+................       146,988
         4,600 SCI Systems, Inc.*+..............................       185,150
         2,600 Solectron Corp.*+................................       170,300
------------------------------------------------------------------------------
                                                                       649,350
------------------------------------------------------------------------------
 Food -- 1.0%
         4,900 General Mills, Inc. .............................       161,394
         4,400 Nabisco Holdings Corp. Class A Shares+...........       128,700
         2,400 The Quaker Oats Co. .............................       129,450
         4,900 Ralston-Ralston Purina Group.....................       138,731
         4,800 Safeway Inc.*+...................................       185,100
------------------------------------------------------------------------------
                                                                       743,375
------------------------------------------------------------------------------
 Forest Products & Paper -- 0.3%
         2,200 Champion International Corp. ....................       113,850
         2,400 International Paper Co. .........................        88,350
------------------------------------------------------------------------------
                                                                       202,200
------------------------------------------------------------------------------
 Health Care -- 0.8%
         1,800 Bausch & Lomb Inc.+..............................        94,950
         6,200 Medtronic Inc. ..................................       300,313
         2,900 United HealthCare Corp. .........................       148,262
------------------------------------------------------------------------------
                                                                       543,525
------------------------------------------------------------------------------
 Holding Companies - Diversified -- 0.1%
         1,800 The Seagram Co., Ltd. ...........................       105,750
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                              Balanced Investments


 SHARES                            SECURITY                           VALUE

-------------------------------------------------------------------------------
 Household Products -- 0.1%
       4,200 The Dial Corp. .....................................  $     60,375
-------------------------------------------------------------------------------
 Insurance -- 1.0%
       3,600 Ace Ltd. ...........................................        64,350
       6,800 Allstate Corp. .....................................       132,600
       1,600 Ambac Financial Group, Inc. ........................        70,300
       2,400 American General Corp. .............................       125,250
       1,500 CIGNA Corp. ........................................       110,719
       5,200 Hartford Financial Services Group, Inc. ............       162,500
       2,500 Old Republic International Corp.....................        29,219
       2,100 Torchmark Corp. ....................................        41,607
-------------------------------------------------------------------------------
                                                                        736,545
-------------------------------------------------------------------------------
 Iron/Steel -- 0.1%
       1,900 USX-U.S. Steel Group................................        41,562
-------------------------------------------------------------------------------
 Leisure Time -- 0.1%
       3,300 Carnival Corp.+.....................................        95,081
-------------------------------------------------------------------------------
 Machinery - Diversified -- 0.1%
       2,300 Ingersoll-Rand Co. .................................        88,119
-------------------------------------------------------------------------------
 Media -- 2.1%
       1,000 AMFM Inc.*..........................................        61,375
       3,200 AT&T Corp. - Liberty Media Group, Class A Shares*...       167,200
       1,600 Clear Channel Communications, Inc.*+................       106,600
       3,494 Fox Entertainment Group, Inc., Class A Shares*......        91,936
       1,100 Hispanic Broadcasting Corp.*........................       102,781
       4,000 Infinity Broadcasting Corp., Class A Shares*........       127,750
       1,300 MediaOne Group, Inc.*...............................       102,050
       6,000 Time Warner, Inc.+..................................       513,000
       5,400 Viacom Inc., Class B Shares*........................       301,050
-------------------------------------------------------------------------------
                                                                      1,573,742
-------------------------------------------------------------------------------
 Metals - Diversified -- 0.3%
       2,900 Alcoa Inc.+.........................................       198,650
-------------------------------------------------------------------------------
 Miscellaneous Manufacturers -- 4.0%
       2,500 Corning Inc.........................................       470,000
      11,100 General Electric Co.................................     1,467,281
       2,100 Honeywell Inc.......................................       101,063
       2,300 Minnesota Mining & Manufacturing Co.................       202,687
       3,100 PPG Industries, Inc. ...............................       153,063
      14,600 Tyco International Ltd..............................       553,887
-------------------------------------------------------------------------------
                                                                      2,947,981
-------------------------------------------------------------------------------
 Oil & Gas Producers -- 2.5%
       2,400 Atlantic Richfield Co...............................       170,400
       4,100 Coastal Corp. ......................................       172,456
       5,800 Diamond Offshore Drilling, Inc. ....................       184,150
       9,000 Exxon Mobil Corp....................................       677,813
       2,600 Kerr McGee Corp.....................................       116,350
       6,400 Royal Dutch Petroleum Co............................       336,000
       3,700 Tosco Corp..........................................        98,975
       3,600 USX-Marathon Group, Inc.............................        77,850
-------------------------------------------------------------------------------
                                                                      1,833,994
-------------------------------------------------------------------------------
 Pharmaceuticals -- 3.5%
       6,400 American Home Products Corp. .......................       278,400
       7,300 Bristol-Myers Squibb Co.............................       414,731
       6,200 Elan Corp. PLC Sponsored ADR*.......................       254,975

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                              Balanced Investments


 SHARES                             SECURITY                           VALUE

--------------------------------------------------------------------------------
 Pharmaceuticals -- 3.5% (continued)
       1,000 MedImunne, Inc.*+....................................  $    198,500
       7,400 Merck & Co., Inc. ...................................       455,563
       7,900 Schering-Plough Corp. ...............................       275,512
       7,900 Warner-Lambert Co. ..................................       675,944
--------------------------------------------------------------------------------
                                                                       2,553,625
--------------------------------------------------------------------------------
 Pipelines -- 0.6%
       2,700 Columbia Energy Group................................       159,300
       4,200 Enron Corp...........................................       289,800
--------------------------------------------------------------------------------
                                                                         449,100
--------------------------------------------------------------------------------
 Retail -- 2.6%
       3,000 Best Buy Co., Inc.*..................................       163,125
       4,000 Federated Department Stores, Inc.*...................       146,750
       4,800 The Limited Inc. ....................................       163,200
       3,400 Lowe's Cos., Inc.+...................................       161,925
       5,350 Staples, Inc.*+......................................       144,450
       2,900 Tandy Corp. .........................................       110,381
       3,500 Target Corp. ........................................       206,500
       6,500 The TJX, Cos., Inc. .................................       103,594
      15,400 Wal-Mart Stores, Inc. +..............................       749,788
--------------------------------------------------------------------------------
                                                                       1,949,713
--------------------------------------------------------------------------------
 Savings & Loans -- 0.1%
       2,432 Washington Mutual, Inc. .............................        53,808
--------------------------------------------------------------------------------
 Semiconductors -- 2.6%
       1,900 Altera Corp.*........................................       151,525
       2,100 Applied Materials, Inc.*.............................       384,169
       8,600 Intel Corp. .........................................       971,800
       2,200 Micron Technology, Inc.*+............................       215,737
         900 PMC-Sierra, Inc.*....................................       173,756
--------------------------------------------------------------------------------
                                                                       1,896,987
--------------------------------------------------------------------------------
 Software -- 4.7%
       5,600 America Online, Inc.*................................       330,400
       3,400 Automatic Data Processing, Inc. .....................       148,113
         700 Internet Capital Group, Inc.*+.......................        74,025
      16,300 Microsoft Corp.*.....................................     1,456,812
      13,400 Oracle Corp.*+.......................................       994,950
         900 Siebel Systems, Inc.*................................       124,819
       1,700 Symantec Corp.*......................................       121,444
       1,400 Yahoo! Inc.*+........................................       223,563
--------------------------------------------------------------------------------
                                                                       3,474,126
--------------------------------------------------------------------------------
 Telecommunications -- 0.7%
       2,500 Qwest Communications International Inc.*+............       115,937
       7,000 Vodafone AirTouch PLC Sponsored ADR+.................       403,813
--------------------------------------------------------------------------------
                                                                         519,750
--------------------------------------------------------------------------------
 Telecommunications Equipment -- 2.4%
       2,900 Lucent Technologies, Inc. ...........................       172,550
       3,222 Motorola, Inc. ......................................       549,351
       1,200 Nokia Oyj Sponsored ADR+.............................       237,975
       3,900 Nortel Networks Corp. +..............................       434,850
       1,900 QUALCOMM, Inc.*+.....................................       270,631
       2,700 Tellabs, Inc.*+......................................       129,600
--------------------------------------------------------------------------------
                                                                       1,794,957
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                              Balanced Investments


    SHARES                         SECURITY                          VALUE

------------------------------------------------------------------------------
 Telephone -- 3.0%
       12,100 AT&T Corp.+.......................................  $    598,194
        5,500 Bell Atlantic Corp. ..............................       269,156
        4,000 GTE Corp..........................................       236,000
       12,020 MCI WorldCom, Inc.*...............................       536,393
        8,627 SBC Communications, Inc. .........................       327,826
        2,600 Sprint Corp.......................................       158,600
        1,800 Telefonos de Mexico S.A. Sponsored ADR+...........       118,350
------------------------------------------------------------------------------
                                                                     2,244,519
------------------------------------------------------------------------------
 Transportation -- 0.2%
        3,300 Burlington Northern Santa Fe Corp.................        64,969
        2,200 Canadian National Railway Co......................        51,837
------------------------------------------------------------------------------
                                                                       116,806
------------------------------------------------------------------------------
              TOTAL COMMON STOCK (Cost -- $31,480,822)..........    35,752,415
------------------------------------------------------------------------------
 PREFERRED STOCK -- 0.4%
        6,700 Placer Dome Inc., 8.625% exchangeable 12/31/45....       127,300
        1,000 SPG Properties Inc., 7.890%.......................        44,719
          150 Centaur Funding Corp., 9.080% exchangeable
               4/21/20..........................................       153,560
------------------------------------------------------------------------------
              TOTAL PREFERRED STOCK (Cost -- $330,797)..........       325,579
------------------------------------------------------------------------------
     FACE
    AMOUNT                         SECURITY                          VALUE
------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS - 9.9%
              U.S. Treasury Notes:
 $  1,410,000 6.375% due 9/30/01................................     1,406,867
      310,000 5.750% due 8/15/03................................       301,863
      960,000 5.875% due 11/15/04...............................       932,122
      410,000 6.500% due 8/15/05................................       406,835
      910,000 7.000% due 7/15/06................................       924,815
      110,000 6.000% due 8/15/09................................       105,854
      145,000 6.500% due 2/15/10................................       145,944
              U.S. Treasury Bonds:
      855,000 9.250% due 2/15/16................................     1,084,362
    1,225,000 8.875% due 2/15/19................................     1,542,545
      150,000 6.125% due 8/15/29................................       147,483
      680,000 U.S. Treasury Strips, due 8/15/13.................       284,873
------------------------------------------------------------------------------
              TOTAL U.S. TREASURY OBLIGATIONS (Cost --
                $7,212,047).....................................     7,283,563

--------------------------------------------------------------------------------

  FACE
 AMOUNT  RATING(a)      SECURITY                                         VALUE
--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES -- 12.1%
--------------------------------------------------------------------------------
 Airlines -- 0.1%
  70,000 AAA       Northwest Airlines, 7.935% due 4/1/19............      69,581
--------------------------------------------------------------------------------
 Auto Manufacturers -- 0.2%
 150,000 A+        Ford Motor Co., 7.450% due 7/16/31...............     142,125
--------------------------------------------------------------------------------
 Banks -- 1.6%
 260,000 A+        Bank of America Corp., 6.068% due 9/11/01........     259,867
 240,000 A         Bank One Corp., 6.300% due 12/20/01..............     240,166
 220,000 A+        Chase Manhattan Corp., 6.122% due 1/3/02.........     220,000
 190,000 A+        Continental Bank N.A., 12.500% due 4/1/01........     200,213
 250,000 A+        Fleet National Bank, 6.060% due 7/31/01..........     249,962
--------------------------------------------------------------------------------
                                                                       1,170,208
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                              Balanced Investments

   FACE
  AMOUNT  RATING(a)                    SECURITY                        VALUE
-------------------------------------------------------------------------------
 Building Materials -- 0.5%
 $430,000 A+        Vulcan Materials Co., 5.750% due 4/1/04.......   $  407,425
-------------------------------------------------------------------------------
 Computers -- 0.2%
   65,000 A         IBM Corp., 6.500% due 1/15/28.................       57,525
   80,000 BBB       Seagate Technology Inc., 7.450% due 3/1/37....       69,600
-------------------------------------------------------------------------------
                                                                        127,125
-------------------------------------------------------------------------------
 Diversified Financial Services -- 3.9%
  110,000 A+            Abbey National Capital Trust I, 8.963% due
                    12/29/49......................................      110,182
  170,000 A+        Associates Corp., 6.950% due 11/1/18..........      154,275
  200,000 A         Beneficial Corp., 6.281% due 12/5/01..........      200,084
  170,000 A+          Caterpillar Financial Services Corp., 6.590%
                    due 5/1/03....................................      165,963
  220,000 A+        Chrysler Financial Co., 6.005% due 7/17/02....      220,000
  690,000 A+        Ford Motor Credit Co., 7.375% due 10/28/09....      670,162
   90,000 A            General Motors Acceptance Corp., 6.150% due
                    4/5/07........................................       83,588
  235,000 A-        Heller Financial Inc., 6.46% due 8/20/01......      235,510
  255,000 A+        John Deere Capital Corp., 6.260% due 2/11/02..      255,000
  100,000 A-        Kern River Funding Corp., 6.720% due 9/30/01..       99,000
  270,000 A         Lehman Brothers Inc., 7.250% due 4/15/03......      265,950
  150,000 A+          Morgan Stanley Dean Witter & Co., 7.125% due
                    1/15/03.......................................      149,063
  135,000 BBB       Pemex Finance Ltd., 9.690% due 8/15/09........      140,400
  130,000 NA        Ras Laffan-Links, 7.850% due 3/18/14..........      129,675
-------------------------------------------------------------------------------
                                                                      2,878,852
-------------------------------------------------------------------------------
 Electric -- 0.9%
  135,000 A+        Hydro-Quebec, 7.500% due 4/1/16...............      132,469
  145,000 BBB+      NSTAR, 8.000% due 2/15/10.....................      147,175
  300,000 AAA       Philadelphia Electric, 5.625% due 11/1/01.....      292,875
  115,000 BBB-              Sithe/Independence Funding, 9.000% due
                    12/30/13......................................      117,012
-------------------------------------------------------------------------------
                                                                        689,531
-------------------------------------------------------------------------------
 Holding Companies - Diversified -- 0.2%
   60,000 A         Duke Capital Corp., 8.000% due 10/1/19........       60,525
   70,000 BBB       Edperbrascan Corp., 7.125% due 12/16/03.......       67,725
-------------------------------------------------------------------------------
                                                                        128,250
-------------------------------------------------------------------------------
 Home Builders -- 0.4%
  300,000 BBB-               Champion Enterprises Inc., 7.625% due
                    5/15/09.......................................      271,875
-------------------------------------------------------------------------------
 Industrial -- 0.3%
  135,000 BBB       Tenaska Georgia Partners, 9.500% due 2/1/30...      140,400
   80,000 BBB+      Yosemite Security Trust, 8.250% due 11/15/04..       79,007
-------------------------------------------------------------------------------
                                                                        219,407
-------------------------------------------------------------------------------
 Insurance -- 1.0%
  145,000 BBB+               Lubermens Mutual Casualty, 8.300% due
                    12/1/37.......................................      126,150
  270,000 A                 Mutual Life Insurance Co., 11.250% due
                    8/15/24.......................................      355,258
  140,000 A+        Progressive Corp., 6.600% due 1/15/04.........      135,450
  125,000 A-        URC Holdings Corp., 7.875% due 6/30/06........      123,437
-------------------------------------------------------------------------------
                                                                        740,295
-------------------------------------------------------------------------------
 Machinery - Diversified -- 0.5%
  380,000 BBB+      Cummins Engine Co., 5.650% due 3/1/98.........      239,875
  160,000 BB        Unova Inc., 6.875% due 3/15/05................      137,600
-------------------------------------------------------------------------------
                                                                        377,475
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000

                              Balanced Investments

    FACE
   AMOUNT    RATING(a)                  SECURITY                      VALUE
-------------------------------------------------------------------------------
 Oil & Gas Producers -- 0.3%
 $   150,000 A-            Burlington Resources Inc., 9.125% due
                       10/1/21..................................   $    168,000
     100,000 BBB              Petroleum Geo-Services, 6.250% due
                       11/19/03.................................         95,125
-------------------------------------------------------------------------------
                                                                        263,125
-------------------------------------------------------------------------------
 Pharmaceuticals -- 0.1%
      60,000 AA        Eli Lilly & Co., 6.770% due 1/1/36.......         53,475
-------------------------------------------------------------------------------
 Pipelines -- 0.1%
      80,000 A-           PG&E Gas Transmission Northwest Corp.,
                       7.100% due 6/1/05........................         78,900
-------------------------------------------------------------------------------
 Property/Casualty -- 0.2%
     130,000 A-        ACE INA Holdings, 8.875% due 8/15/29.....        137,150
-------------------------------------------------------------------------------
 Real Estate -- 0.3%
     265,000 BBB+      ERP Operating L.P., 7.100% due 6/23/04...        255,062
-------------------------------------------------------------------------------
 REITS - Manufactured Homes -- 0.1%
      90,000 BBB              CP Limited Partnership, 8.500% due
                       3/1/05...................................         90,225
-------------------------------------------------------------------------------
 Retail -- 0.1%
      60,000 AA                 Wal-Mart Stores Inc., 7.550% due
                       2/15/30..................................         59,700
-------------------------------------------------------------------------------
 Sovereign -- 0.2%
     135,000 AA+         Canada Mortgage & Housing Corp., 7.200%
                       due 2/5/05...............................        134,662
-------------------------------------------------------------------------------
 Telephone -- 0.6%
     130,000 AAA           BellSouth Capital Funding, 7.875% due
                       2/15/30..................................        130,650
     380,000 BBB        Metronet Communications Corp., step bond
                       to yield 9.950% due 6/15/08..............        300,200
-------------------------------------------------------------------------------
                                                                        430,850
-------------------------------------------------------------------------------
 Transportation -- 0.3%
     240,000 BB+       Windsor Petroleum Transport Corp., 7.840%
                       due 1/15/21..............................        191,700
-------------------------------------------------------------------------------
                       TOTAL CORPORATE BONDS & NOTES (Cost --
                         $8,957,433)............................      8,916,998
-------------------------------------------------------------------------------
    FACE
   AMOUNT                               SECURITY                      VALUE

-------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES -- 4.2%
     140,000              Chase Credit Card Master Trust, 6.950%
                       due 1/15/07..............................        137,163
     245,000           Chemical Master Credit Card Trust, 6.230%
                       due 6/15/03..............................        244,601
     275,000               Contimortgage Home Equity Loan Trust,
                       6.870% due 3/15/24.......................        266,027
     100,000                    Continental Airlines, 7.256% due
                       3/15/20..................................         95,723
      92,129                 Countrywide Home Equity Loan Trust,
                       6.075% due 3/15/24.......................         91,669
     220,000               Criimi Mae Commercial Mortgage Trust,
                       7.000% due 3/2/11........................        187,653
     273,837           Fannie Mae, 6.250% due 3/18/27...........        261,921
     142,456           Freddie Mac, 6.500% due 11/15/23.........        122,918
     197,193           Green Tree Home Equity Loan Trust, 6.165%
                       due 2/15/29..............................        197,317
     231,861              Merrill Lynch Home Equity Loan, 5.994%
                       due 9/25/27..............................        230,858
     245,000               Olympic Automobile Receivables Trust,
                       6.800% due 2/15/05.......................        241,749
     130,000           Premier Auto Trust, 6.340% due 1/6/02....        129,718
     225,000                  Providian Master Trust, 5.995% due
                       12/12/05.................................        224,505
      55,000            Residential Funding Mortgage, 7.250% due
                       10/25/27.................................         53,126
     155,000                   UCFC Home Equity Loan, 6.755% due
                       11/15/23.................................        150,349
     110,000                  Union Acceptance Corp., 6.450% due
                       1/8/03...................................        109,772
                       WSF Financial Owner Trust:
      77,060            5.524% due 8/20/01......................         76,954
     270,000            6.920% due 1/20/04......................        268,630
-------------------------------------------------------------------------------
                       TOTAL ASSET-BACKED SECURITIES (Cost --
                         $3,096,101)............................      3,090,653
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedules of Investments (unaudited) (continued)             February 29, 2000
                              Balanced Investments

    FACE
   AMOUNT                             SECURITY                           VALUE

---------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES -- 15.3%
 $   570,000     Federal Home Loan Mortgage Corp. Gold, 6.500% due
                  7/15/12++........................................   $   547,018
                 Federal National Mortgage Association:
     425,000     6.000% due 8/1/09 - 9/1/30++......................       394,435
   2,711,557     6.500% due 11/2/13 - 9/1/29++.....................     2,544,262
     900,000     6.625% due 9/15/09................................       861,750
   1,500,588     7.000% due 10/1/28 - 12/15/28++...................     1,438,209
   1,883,917     7.500% due 12/1/29 - 1/1/30++.....................     1,847,157
     315,000     8.000% due 11/1/30++..............................       315,394
     340,000     Federal Home Loan Bank, 6.550% due 12/30/13.......       306,496
                 Government National Mortgage Association:
     248,880     6.500% due 1/15/29................................       232,000
   2,863,492     7.500% due 1/15/28 - 4/15/29++....................     2,810,109
---------------------------------------------------------------------------------
                 TOTAL MORTGAGE BACKED SECURITIES (Cost --
                   $11,303,140)....................................    11,296,830
---------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- 9.6%
     945,000     J.P. Morgan Securities Inc., 5.760% due 3/1/00;
                  Proceeds at maturity -- $945,151;
                  (Fully collateralized by U.S. Treasury Notes &
                  Bonds, 4.750% to 12.750% due 5/25/00 to 8/15/28;
                  Market value --  $962,902).......................       945,000
   6,095,000     Morgan Stanley Dean Witter & Co., 5.750% due
                  3/1/00; Proceeds at maturity -- $6,095,973;
                  (Fully collateralized by U.S. Treasury Notes &
                  Bonds, 5.375% to 8.750% due 6/30/03 to 5/15/17;
                  Market value -- $6,238,657)......................     6,095,000
---------------------------------------------------------------------------------
                 TOTAL REPURCHASE AGREEMENTS (Cost -- $7,040,000)..     7,040,000
---------------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 100% (Cost --
                   $69,420,340**)..................................   $73,706,038
---------------------------------------------------------------------------------

 + All or a portion of this security is on loan (See Note 11).
 * Non-income producing security.
(a) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc.
 ++All or a portion of this security is traded on a "to be announced" basis
   (See Note 9).
** Aggregate cost for Federal income tax purposes is substantially the same.

   See page 100 for definition of ratings.

                                  [PIE CHART]

                         Classification of Investments

                       Asset-Backed Securities       4.2%
                       Common & Preferred Stock     48.9%
                       Corporate Bonds and Notes    12.1%
                       Repurchase Agreement          9.6%
                       U.S. Treasury Obligations     9.9%
                       Mortgage-Backed Securities   15.3%


                       See Notes to Financial Statements.

 Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA -- Bonds rated "AAA" have the highest rating assigned by Standard &
      Poor's. Capacity to pay interest and repay principal is extremely strong.
AA  -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A   -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB, B, CCC, CC and C
   -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "B," where 1 is the highest and 3 the lowest rating within its generic category.

Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa  -- Bonds rated "Aa" are judged to be of high quality by all standards.
      Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A   -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds rated "Baa" are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba  -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B   -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

NR  -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

 Short-Term Security Ratings (unaudited)

VMIG 1 -- Moody's highest rating for issues having demand feature -- variable-
      rate demand obligation (VRDO).
P-1 -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
A-1 -- Standard & Poor's highest commercial paper and VRDO rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

 Security Descriptions (unaudited)

AMBAC
   -- AMBAC Indemnity Corporation        MBIA -- Municipal Bond Investors
FGIC                                     Assurance Corporation
   -- Financial Guaranty Insurance Company
                                         PCR -- Pollution Control Revenue
GO                                       PSFG -- Permanent School Fund
   -- General Obligation                 Guaranty
ISD                                      VRDN -- Variable Rate Demand Note
   -- Independent School District

 Statements of Assets and Liabilities (unaudited)             February 29, 2000

                             Small          Small                         Emerging
                         Capitalization Capitalization  International     Markets     International
                          Value Equity      Growth          Equity         Equity     Fixed Income    Balanced
                          Investments    Investments     Investments    Investments    Investments   Investments
----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at cost...  $837,091,824  $1,168,910,453  $1,368,874,829  $185,658,278  $239,820,085   $69,420,340
 Foreign currency, at
  cost..................            --              --      13,971,472     1,679,704    13,594,492            --
 Foreign currency
  segregated for futures
  contracts, at cost....            --              --       5,609,827            --            --            --
----------------------------------------------------------------------------------------------------------------
 Investments, at value..  $712,345,483  $1,818,677,550  $1,804,083,144  $264,110,614  $229,921,298   $73,706,038
 Foreign currency, at
  value.................            --              --      14,050,883     1,676,288    13,391,347            --
 Foreign currency
  segregated for futures
  contracts, at value...            --              --       8,496,964            --            --            --
 Cash...................        26,906              --       3,230,151            --       376,846         2,424
 Collateral for
  securities on loan
  (Note 11).............    32,199,072     249,220,596     252,053,111     4,618,360    34,986,514     7,684,654
 Receivable for Fund
  shares sold...........     3,071,898       2,345,588       3,300,444       376,771       682,360            60
 Receivable for
  securities sold.......     1,564,680       7,928,379      21,070,801     4,290,962            --     1,126,740
 Dividends and interest
  receivable............     1,270,766         274,406       1,780,086       494,818     6,207,089       332,576
 Receivable from
  broker -- variation
  margin................       546,750         253,125         591,215            --            --            --
 Receivable for open
  forward foreign
  currency contracts....            --              --       5,889,227            --     1,867,356            --
----------------------------------------------------------------------------------------------------------------
 Total Assets...........   751,025,555   2,078,699,644   2,114,546,026   275,567,813   287,432,810    82,852,492
----------------------------------------------------------------------------------------------------------------
LIABILITIES:
 Payable for securities
  on loan (Note 11).....    32,199,072     249,220,596     252,053,111     4,618,360    34,986,514     7,684,654
 Payable for Fund shares
  purchased.............       851,958              --              --            --            --            --
 Payable for securities
  purchased.............       705,999       6,445,542      20,916,079     1,489,514    13,941,176     8,511,098
 Management fees
  payable...............       381,456         848,711         869,867       198,278        95,103        13,729
 Administration fees
  payable...............        38,537         169,812         286,748        43,866        38,041         4,926
 Payable for open
  forward foreign
  currency contracts....            --              --       7,448,216        70,573     1,844,150            --
 Payable to broker --
  variation margin......            --              --              --         1,770            --            --
 Payable to bank........            --         754,214              --       267,702            --            --
 Accrued expenses.......       291,928         107,569         369,410       503,317        80,409        33,001
----------------------------------------------------------------------------------------------------------------
 Total Liabilities......    34,468,950     257,546,444     281,943,431     7,193,380    50,985,393    16,247,408
----------------------------------------------------------------------------------------------------------------
Total Net Assets........  $716,556,605  $1,821,153,200  $1,832,602,595  $268,374,433  $236,447,417   $66,605,084
----------------------------------------------------------------------------------------------------------------
NET ASSETS:
 Par value of shares of
  beneficial interest...  $     75,212  $       66,098  $      125,115  $     31,892  $     31,426   $     6,445
 Capital paid in excess
  of par value..........   841,008,694   1,041,352,755   1,227,260,729   293,780,137   266,208,681    60,625,637
 Undistributed
  (overdistributed) net
  investment income.....     3,047,270      (3,294,761)    (15,785,000)   (1,595,637)  (11,421,860)      349,492
 Accumulated net
  realized gain (loss)
  on security
  transactions, futures
  contracts and foreign
  currencies............    (5,142,906)    132,175,136     183,901,586  (102,194,598)   (8,416,295)    1,337,812
 Net unrealized
  appreciation
  (depreciation) of
  investments, futures
  contracts and foreign
  currencies............  (122,431,665)    650,853,972     437,100,165    78,352,639    (9,954,535)    4,285,698
----------------------------------------------------------------------------------------------------------------
Total Net Assets........  $716,556,605  $1,821,153,200  $1,832,602,595  $268,374,433  $236,447,417   $66,605,084
----------------------------------------------------------------------------------------------------------------
Shares Outstanding......    75,211,551      66,098,439     125,114,702    31,892,027    31,425,670     6,445,125
----------------------------------------------------------------------------------------------------------------
Net Asset Value.........         $9.53          $27.55          $14.65         $8.42         $7.52        $10.33
----------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Statements of Operations (unaudited)
                                    For the Six Months Ended February 29, 2000

                              Small           Small                      Emerging
                          Capitalization  Capitalization International    Markets    International
                           Value Equity       Growth        Equity        Equity     Fixed Income    Balanced
                           Investments     Investments    Investments   Investments   Investments   Investments
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest...............  $     592,702    $  1,581,211  $  2,004,436   $   152,007  $  7,054,073   $  980,186
 Dividends..............      9,611,813       1,356,340     6,256,437     1,289,904            --      251,367
 Less: Foreign
  withholding tax.......             --            (181)     (658,641)     (142,606)      (79,504)          --
---------------------------------------------------------------------------------------------------------------
 Total Investment
  Income................     10,204,515       2,937,370     7,602,232     1,299,305     6,974,569    1,231,553
---------------------------------------------------------------------------------------------------------------
EXPENSES:
 Management fees (Note
  2)....................      2,136,855       4,271,951     4,459,762     1,170,853       619,670      211,951
 Administration fees
  (Note 2)..............        721,621       1,144,400     1,604,841       260,190       245,533       72,874
 Shareholder and system
  servicing fees........        433,311         686,238       602,843       395,164       175,666       53,076
 Registration fees......         52,356          17,500        24,930        24,930        27,424       17,450
 Custody................         44,876          90,000       363,996       382,049        57,341        6,215
 Audit and legal........         16,790          15,919        18,941        18,447        18,447       18,451
 Shareholder
  communications........          8,310          23,937        24,930         5,485         4,486        2,006
 Trustees' fees.........          4,985           5,505        14,960         4,736         2,990        1,501
 Pricing service fees...             --              --        69,806        19,445            --        1,245
 Other..................          5,131           3,189         7,477         6,114         2,345        2,279
---------------------------------------------------------------------------------------------------------------
 Total Expenses.........      3,424,235       6,258,639     7,192,486     2,287,413     1,153,902      387,048
 Less: Management and
  administration fee
  waiver (Note 2).......             --              --            --            --            --      (23,000)
---------------------------------------------------------------------------------------------------------------
 Net Expenses...........      3,424,235       6,258,639     7,192,486     2,287,413     1,153,902      364,048
---------------------------------------------------------------------------------------------------------------
Net Investment Income
 (Loss).................      6,780,280      (3,321,269)      409,746      (988,108)    5,820,667      867,505
---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS, FUTURES
CONTRACTS AND FOREIGN
CURRENCIES (NOTES 3, 4
AND 6):
 Realized Gain (Loss)
  From:
 Security transactions
  (excluding short-term
  securities)...........     (1,683,115)    154,856,219   199,092,670    31,196,346    (8,416,295)   1,468,473
 Futures contracts......        733,512       2,025,937     5,363,593      (121,160)           --           --
 Foreign currency
  transactions..........             --              --     1,206,914      (543,490)   (3,163,204)          --
---------------------------------------------------------------------------------------------------------------
 Net Realized Gain
  (Loss)................       (949,603)    156,882,156   205,663,177    30,531,696   (11,579,499)   1,468,473
---------------------------------------------------------------------------------------------------------------
 Change in Net
  Unrealized
  Appreciation
  (Depreciation) of
  Investments, Futures
  Contracts and Foreign
  Currencies:
  Beginning of period...    (67,069,724)     45,894,375   228,495,210    54,298,305    (3,782,994)   3,001,944
  End of period.........   (122,431,665)    650,853,972   437,100,165    78,352,639    (9,954,535)   4,285,698
---------------------------------------------------------------------------------------------------------------
 Change in Net
  Unrealized
  Appreciation
  (Depreciation)........    (55,361,941)    604,959,597   208,604,955    24,054,334    (6,171,541)   1,283,754
---------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on
 Investments, Futures
 Contracts and Foreign
 Currencies.............    (56,311,544)    761,841,753   414,268,132    54,586,030   (17,751,040)   2,752,227
---------------------------------------------------------------------------------------------------------------
Increase (Decrease) in
 Net Assets From
 Operations.............  $ (49,531,264)   $758,520,484  $414,677,878   $53,597,922  $(11,930,373)  $3,619,732
---------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Statements of Changes in Net Assets (unaudited)
                                    For the Six Months Ended February 29, 2000

                              Small           Small                         Emerging
                          Capitalization  Capitalization  International     Markets     International
                           Value Equity       Growth          Equity         Equity     Fixed Income    Balanced
                           Investments     Investments     Investments    Investments    Investments   Investments
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)................  $   6,780,280   $   (3,321,269) $      409,746  $   (988,108) $  5,820,667   $   867,505
 Net realized gain
  (loss)................       (949,603)     156,882,156     205,663,177    30,531,696   (11,579,499)    1,468,473
 Change in net
  unrealized
  appreciation
  (depreciation)........    (55,361,941)     604,959,597     208,604,955    24,054,334    (6,171,541)    1,283,754
-------------------------------------------------------------------------------------------------------------------
 Increase (Decrease) in
  Net Assets From
  Operations............    (49,531,264)     758,520,484     414,677,878    53,597,922   (11,930,373)    3,619,732
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM
(NOTE 3):
 Net investment income..    (11,434,061)             --      (12,669,394)   (1,264,598)   (6,332,137)     (796,386)
 Net realized gain......    (13,216,365)    (126,863,990)   (127,919,362)          --            --     (9,419,182)
-------------------------------------------------------------------------------------------------------------------
 Decrease in Net Assets
  From Distributions to
  Shareholders..........    (24,650,426)    (126,863,990)   (140,588,756)   (1,264,598)   (6,332,137)  (10,215,568)
-------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
(NOTE 12):
 Net proceeds from sale
  of shares.............    145,944,417      423,033,831     792,055,743    57,266,032    54,364,433     9,509,893
 Net asset value of
  shares issued for
  reinvestment of
  dividends.............     24,343,197       58,039,508     139,035,729           --      6,163,673    10,200,263
 Cost of shares
  reacquired............   (123,513,416)    (400,952,177)   (758,047,133) (158,850,436)  (42,071,933)  (21,374,957)
-------------------------------------------------------------------------------------------------------------------
 Increase (Decrease) in
  Net Assets From Fund
  Share Transactions....     46,774,198       80,121,162     173,044,339  (101,584,404)   18,456,173    (1,664,801)
-------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in
 Net Assets.............    (27,407,492)     711,777,656     447,133,461   (49,251,080)      193,663    (8,260,637)
NET ASSETS:
 Beginning of period....    743,964,097    1,109,375,544   1,385,469,134   317,625,513   236,253,754    74,865,721
-------------------------------------------------------------------------------------------------------------------
 End of period*.........  $ 716,556,605   $1,821,153,200  $1,832,602,595  $268,374,433  $236,447,417   $66,605,084
-------------------------------------------------------------------------------------------------------------------
* Includes undistributed
 (overdistributed) net
 investment income of:..     $3,047,270      $(3,294,761)   $(15,785,000)  $(1,595,637) $(11,421,860)     $349,492
-------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 Statements of Changes in Net Assets         For the Year Ended August 31, 1999

                                      Small           Small                          Emerging
                                  Capitalization  Capitalization   International      Markets     International
                                   Value Equity       Growth          Equity          Equity      Fixed Income     Balanced
                                   Investments     Investments      Investments     Investments    Investments   Investments
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)..   $  13,018,362   $   (4,259,675) $    13,054,261  $   2,277,286  $ 11,388,805   $  1,592,843
 Net realized gain (loss)......       8,227,514      110,801,347      114,383,017    (49,440,840)   (2,103,188)    10,166,423
 Change in net unrealized
  appreciation (depreciation)..      74,328,727      263,557,739      168,341,488    164,616,452    (7,190,841)       892,481
------------------------------------------------------------------------------------------------------------------------------
 Increase in Net Assets
  From Operations..............      95,574,603      370,099,411      295,778,766    117,452,898     2,094,776     12,651,747
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM:
 Net investment income.........     (13,030,887)              --      (17,799,556)    (2,193,397)   (7,975,035)    (1,864,163)
 Net realized gains............    (117,115,012)     (33,622,731)     (69,094,047)            --    (3,599,905)    (7,093,352)
 Capital ......................              --               --               --             --       (28,247)            --
------------------------------------------------------------------------------------------------------------------------------
 Decrease in Net Assets From
  Distributions to Shareholders..  (130,145,899)     (33,622,731)     (86,893,603)    (2,193,397)  (11,603,187)    (8,957,515)
------------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE
12):
 Net proceeds from sale of
  shares.......................     254,966,829      374,207,710      782,939,276    189,783,469   106,412,056     34,336,221
 Net asset value of shares
  issued for reinvestment of
  dividends....................     128,710,339       33,406,703       86,017,381      2,174,644    11,310,781      8,942,096
 Cost of shares reacquired.....    (345,481,496)    (493,225,800)  (1,023,559,456)  (220,118,029)  (64,028,598)   (40,576,739)
------------------------------------------------------------------------------------------------------------------------------
 Increase (Decrease) in Net
  Assets From Fund Share
  Transactions.................      38,195,672      (85,611,387)    (154,602,799)   (28,159,916)   53,694,239      2,701,578
------------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets.........       3,624,376      250,865,293       54,282,364     87,099,585    44,185,828      6,395,810
NET ASSETS:
 Beginning of year.............     740,339,721      858,510,251    1,331,186,770    230,525,928   192,067,926     68,469,911
------------------------------------------------------------------------------------------------------------------------------
 End of year*..................   $ 743,964,097   $1,109,375,544  $ 1,385,469,134  $ 317,625,513  $236,253,754   $ 74,865,721
------------------------------------------------------------------------------------------------------------------------------
 * Includes undistributed
   (overdistributed) net
   investment income of:.......      $7,701,051          $26,508      $(4,732,266)      $620,781   $(7,747,186)      $278,373
------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Notes to Financial Statements (unaudited)

  1.  Significant Accounting Policies

  Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, Emerging Markets Equity Investments, International Fixed Income Investments, and Balanced Investments ("Portfolios") are separate investment portfolios of the Consulting Group Capital Markets Funds ("Fund"). The Fund, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund offers eleven other portfolios: Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, S&P 500 Index Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, High Yield Investments, Multi-Sector Fixed Income Investments, Government Money Investments and Multi-Strategy Market Neutral Investments. The financial statements and financial highlights for these other portfolios are presented in separate shareholder reports.

  The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at current quoted bid price; except for Government Money Investments, which values investments using the amortized cost method; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities traded in the over-the-counter market are valued on the basis of the bid price at the close of business on each day; certain debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued at the mean between the quoted bid and ask prices; U.S. government agencies and obligations are valued at the mean between the bid and ask prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value;
(d) dividend income is recorded on the ex-dividend date except that foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; and interest income is recorded on an accrual basis;
(e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (h) each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At August 31, 1999, reclassifications were made to the capital accounts of the Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, International Fixed Income Investments, Emerging Markets Equity Investments and Balanced Investments to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this adjustment; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

  In addition, certain portfolios may from time to time enter into futures contracts in order to hedge market risk. Also, certain Portfolios may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

  2. Investment Advisory Agreement, Administration Agreement and Other Transactions

  The Fund has entered into an investment management agreement ("Management Agreement") with SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"). The Consulting Group ("Manager"), a division of SSBC provides investment evaluation services with respect to the investment advisors of the Fund. SSBC has entered into an investment advisory agreement with each advisor selected for the Portfolios (collectively, "Advisors").

  Under the Management Agreement, each Portfolio pays SSBC a fee, calculated daily and paid monthly, based on the rates applied to the value of each Portfolio's average daily net assets. In addition, SSBC pays each Advisor, based on the rates applied to each respective Portfolio's average daily net assets on a monthly basis. The applicable management fee, advisory fee paid by SSBC to each Advisor, and the Advisor for each Portfolio are indicated below:

                                                                                    Annual
                                                                          Advisor Management
            Portfolio                                   Advisor             Fee      Fee
--------------------------------------------------------------------------------------------
 Small Capitalization Value Equity Investments NFJ Investment Group
                                               on the first $450           0.50%     0.80%
                                                million
                                               on the amount over $450     0.45      0.80
                                                million
                                               David L. Babson & Co.,
                                                Inc.
                                               on the first $100           0.50      0.80
                                                million
                                               on the amount over $100     0.45      0.80
                                                million
                                               Mellon Capital              0.06      0.80
                                                Management Corp.

 Small Capitalization Growth Investments       Wall Street Associates      0.50      0.80
                                               Mellon Capital              0.06      0.80
                                                Management Corp.
                                               Westpeak Investment         0.50      0.80
                                                Advisors, L.P.
                                               Kern Capital Management     0.50      0.80
                                                LLC

 International Equity Investments              Oechsle International       0.40      0.70
                                                Advisors, LLC
                                               Scudder Kemper
                                                Investments, Inc.
                                               on the first $300           0.45      0.70
                                                million
                                               on the amount over $300     0.40      0.70
                                                million

                                               State Street Global         0.06      0.70
                                                Advisors

 Emerging Markets Equity Investments           AIB Govett, Inc.            0.60      0.90
                                               State Street Global         0.60      0.90
                                                Advisors
                                               Baring Asset Management,    0.60      0.90
                                                Inc.

 International Fixed Income Investments        Julius Baer Investment      0.25      0.50
                                                Management Inc.

 Balanced Investments                          Laurel Capital Advisors,    0.30      0.60
                                                LLP
                                               Seix Investment             0.25      0.60
                                                Advisors, Inc.
--------------------------------------------------------------------------------------------

  SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets of each respective Portfolio. This fee is calculated daily and paid monthly.

  Effective October 1999, Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, became the Trust's transfer agent and PFPC Global Fund Services ("PFPC") became the Trust's sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. During the period October 1, 1999 through February 29, 2000, the Portfolios paid transfer agent fees totaling $1,399,372 to CFTC.

  For the six months ended February 29, 2000, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH and its affiliates, received brokerage commissions of approximately $34,523.

  All officers and one Trustee of the Fund are employees of SSB.

  3. Investments

  During the six months ended February 29, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

      Portfolio                                         Purchases      Sales
--------------------------------------------------------------------------------
Small Capitalization Value Equity Investments......... $148,296,378 $125,083,768
Small Capitalization Growth Investments...............  532,698,001  612,514,731
International Equity Investments......................  672,409,311  690,209,008
Emerging Markets Equity Investments...................   85,831,810  183,998,129
International Fixed Income Investments................  293,788,343  276,763,066
Balanced Investments..................................   93,780,427  104,955,335
--------------------------------------------------------------------------------

  At February 29, 2000, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                 Net Unrealized
                                                                  Appreciation
      Portfolio                      Appreciation Depreciation   (Depreciation)
-------------------------------------------------------------------------------
Small Capitalization Value Equity
 Investments.......................  $ 79,636,034  (204,382,375) $(124,746,341)
Small Capitalization Growth Invest-
 ments.............................   774,086,297  (124,319,200)   649,767,097
International Equity Investments...   565,061,212  (129,852,897)   435,208,315
Emerging Markets Equity Invest-
 ments.............................    87,647,203    (9,194,867)    78,452,336
International Fixed Income Invest-
 ments.............................     2,437,326   (12,336,113)    (9,898,787)
Balanced Investments...............     7,584,299    (3,298,601)     4,285,698
-------------------------------------------------------------------------------

  4. Futures Contracts

  Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract.

  The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

  At February 29, 2000, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments and Emerging Markets Equity Investments had the following open futures contracts:

Small Capitalization Value Investments

                           # of                  Basis      Market    Unrealized
Purchased Contracts      Contracts Expiration    Value       Value       Gain
---------------------------------------------------------------------------------
Russell 2000............     54       3/00    $13,338,574 $15,653,250 $2,314,676
---------------------------------------------------------------------------------

Small Capitalization Growth Investments

                           # of                  Basis      Market    Unrealized
Purchased Contracts      Contracts Expiration    Value       Value       Gain
---------------------------------------------------------------------------------
Russell 2000............     25       3/00     $6,160,000  $7,246,875 $1,086,875
---------------------------------------------------------------------------------

International Equity Investments

                           # of                  Basis      Market    Unrealized
Purchased Contracts      Contracts Expiration    Value       Value    Gain (Loss)
---------------------------------------------------------------------------------
OMX Index Future........     33       3/00    $   506,764 $   541,844 $   35,080
Hang Seng Stock Index
 Future.................     11       3/00      1,196,324   1,201,367      5,043
Australian ALL Ordi-
 naries.................     34       3/00      1,622,429   1,637,216     14,787
IBEX 35 PLUS............      7       3/00        839,078     843,290      4,212
London Financial Times
 Stock Exchange 100.....    144       3/00     14,116,524  14,208,357     91,833
Marche A Terme Interna-
 tional de France Cac
 40.....................     41       3/00      2,428,868   2,451,773     22,905
MIB 30..................     19       3/00      4,130,955   4,547,678    416,723
Osaka Securities Ex-
 change Nikkei 300......    515       3/00     14,735,278  14,560,921   (174,357)
Deustche Terminboerse
 DAX....................     50       3/00      9,077,508   9,252,484    174,976
---------------------------------------------------------------------------------
Total                                                                 $  591,202
---------------------------------------------------------------------------------

Emerging Markets Equity Investments

                           # of                  Basis      Market    Unrealized
Purchased Contracts      Contracts Expiration    Value       Value       Loss
---------------------------------------------------------------------------------
Taiwan MSCI.............     18       3/00       $765,870    $764,100 $   (1,770)
---------------------------------------------------------------------------------

  5. Foreign Securities

  International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments invest in foreign securities which may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest and/or a dividend in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

  6. Forward Foreign Currency Contracts

  At February 29, 2000, International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments had the following open forward foreign currency contracts. The Portfolios bear the market risk that arises from changes in foreign currency exchange rates. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements were as follows:

International Equity Investments

                                                                    Unrealized
                                    Local       Market   Settlement    Gain
Foreign Currency                  Currency      Value       Date      (Loss)
--------------------------------------------------------------------------------
To Sell:
Australian Dollar..............     1,266,010 $  775,631   3/1/00   $     7,649
Australian Dollar..............       618,086    378,712   3/2/00          (689)
Australian Dollar..............       402,703    246,743   3/2/00           114
Australian Dollar..............     1,280,000    784,659   3/7/00        33,773
Australian Dollar..............       250,000    153,254   3/7/00         7,659
Australian Dollar..............       680,000    416,850   3/7/00        25,626
Australian Dollar..............       560,000    343,288   3/7/00        24,072
Australian Dollar..............       500,000    306,507   3/7/00        26,843
Australian Dollar..............     1,100,000    674,316   3/7/00        57,569
Australian Dollar..............     1,000,000    613,015   3/7/00        15,585
Australian Dollar..............       620,000    380,069   3/7/00           375
British Pound..................     1,267,180  2,014,329   3/1/00        17,403
British Pound..................     2,800,000  4,444,456   3/7/00       111,984
British Pound..................     2,600,000  4,126,995   3/7/00        61,605
British Pound..................     2,270,000  3,603,184   3/7/00        69,222
British Pound..................     1,700,000  2,698,420   3/7/00       105,815
British Pound..................     2,000,000  3,174,611   3/7/00       122,809
British Pound..................     3,000,000  4,761,917   3/7/00       174,190
British Pound..................     3,500,000  5,555,570   3/7/00        30,010
British Pound..................     1,800,000  2,857,150   3/7/00           764
Euro...........................     7,300,000  7,055,060   3/7/00       467,006
Euro...........................     9,500,000  9,181,242   3/7/00       533,458
Euro...........................     7,790,000  7,528,618   3/7/00       337,139
Euro...........................     7,000,000  6,765,126   3/7/00       508,294
Euro...........................     8,800,000  8,504,729   3/7/00       563,583
Euro...........................    13,200,000 12,757,094   3/7/00       611,602
Euro...........................    18,000,000 17,396,037   3/7/00       325,683
Euro...........................     6,800,000  6,571,836   3/7/00        (2,016)
Euro...........................     1,727,534  1,670,245   3/1/00        26,306
Euro...........................       734,756    710,150   3/6/00         1,681
Euro...........................     1,031,630    995,535  3/31/00        29,937
Japanese Yen...................   920,000,000  8,435,570   3/7/00       623,562
Japanese Yen...................   188,000,000  1,723,790   3/7/00       122,424
Japanese Yen...................   450,000,000  4,126,094   3/7/00       206,453
Japanese Yen...................   450,000,000  4,126,094   3/7/00       143,356
Japanese Yen...................   758,000,000  6,950,176   3/7/00       282,993
Japanese Yen................... 1,200,000,000 11,002,917   3/7/00        48,129
Japanese Yen...................   360,000,000  3,300,875   3/7/00         5,517
--------------------------------------------------------------------------------
                                                                      5,727,485
--------------------------------------------------------------------------------

                                                                   Unrealized
                                  Local       Market    Settlement    Gain
Foreign Currency                Currency       Value       Date      (Loss)
-------------------------------------------------------------------------------
To Buy:
Australian Dollar............     2,390,000 $ 1,465,105   3/7/00   $   (60,074)
Australian Dollar............       100,000      61,301   3/7/00        (2,409)
Australian Dollar............       570,000     349,418   3/7/00       (18,716)
Australian Dollar............       350,000     214,555   3/7/00       (15,815)
Australian Dollar............       900,000     551,713   3/7/00       (41,630)
Australian Dollar............       750,000     459,761   3/7/00       (38,970)
Australian Dollar............       240,000     147,124   3/7/00       (12,309)
Australian Dollar............     1,400,000     858,220   3/7/00       (36,030)
Australian Dollar............       950,000     582,364   3/7/00        (5,620)
British Pound................     6,394,000  10,149,232   3/7/00       (90,887)
British Pound................     4,600,000   7,301,606   3/7/00      (185,906)
British Pound................     3,640,000   5,777,793   3/7/00      (110,999)
British Pound................       640,000   1,015,876   3/7/00       (31,868)
British Pound................     2,700,000   4,285,725   3/7/00      (159,987)
British Pound................     2,200,000   3,492,072   3/7/00      (112,716)
British Pound................       800,000   1,269,845   3/7/00       (43,035)
British Pound................     2,400,000   3,809,534   3/7/00       (42,394)
British Pound................     1,980,000   3,142,865   3/7/00       (28,026)
British Pound................     3,180,000   5,047,632   3/7/00       (19,603)
Euro.........................     9,368,000   9,053,671   3/7/00      (447,917)
Euro.........................    13,800,000  13,336,962   3/7/00      (878,142)
Euro.........................     8,950,000   8,649,696   3/7/00      (443,772)
Euro.........................     3,000,000   2,899,340   3/7/00      (208,690)
Euro.........................    12,000,000  11,597,358   3/7/00      (833,322)
Euro.........................    16,400,000  15,849,723   3/7/00      (798,573)
Euro.........................     3,700,000   3,575,852   3/7/00      (178,538)
Euro.........................     7,000,000   6,765,126   3/7/00       (49,969)
Euro.........................     1,500,000   1,449,670   3/7/00       (43,655)
Euro.........................    13,000,000  12,563,805   3/7/00      (204,535)
Euro.........................       277,196     267,497  3/31/00        (8,659)
Euro.........................       356,457     343,984  3/31/00        (4,131)
Euro.........................       429,646     414,613  3/31/00        (2,771)
Euro.........................       128,450     123,956  3/31/00        (1,155)
Japanese Yen.................   506,481,000   4,643,974   3/7/00      (364,243)
Japanese Yen.................   730,000,000   6,693,441   3/7/00      (535,713)
Japanese Yen.................   535,000,000   4,905,467   3/7/00      (425,873)
Japanese Yen.................   400,000,000   3,667,639   3/7/00      (295,504)
Japanese Yen.................   405,000,000   3,713,485   3/7/00      (254,769)
Japanese Yen.................   100,000,000     916,910   3/7/00       (35,553)
Japanese Yen.................   556,000,000   5,098,018   3/7/00      (212,037)
Japanese Yen.................   131,000,000   1,201,152   3/7/00       (46,111)
Japanese Yen................. 1,200,000,000  11,002,917   3/7/00      (114,885)
Japanese Yen.................   400,000,000   3,667,639   3/7/00        58,899
Japanese Yen.................   725,000,000   6,647,596   3/7/00       100,138
-------------------------------------------------------------------------------
                                                                    (7,286,474)
-------------------------------------------------------------------------------
Total Unrealized Loss on
 Forward
 Foreign Currency Contracts..                                      $(1,558,989)
-------------------------------------------------------------------------------

Emerging Markets Equity Investments

                                  Local       Market    Settlement Unrealized
Foreign Currency                 Currency      Value       Date       Loss
-------------------------------------------------------------------------------
To Buy:
Euro..........................    2,957,504 $ 2,859,427   3/1/00   $   (70,573)
-------------------------------------------------------------------------------

International Fixed Income Investments

                                                                   Unrealized
                                  Local       Market    Settlement    Gain
Cross Forwards                   Currency      Value       Date      (Loss)
-------------------------------------------------------------------------------
To Buy:
Australian Dollar.............   19,394,000  11,925,176  6/15/00   $  (332,901)
British Pound.................    6,300,000   9,944,670  4/17/00       (97,823)
Euro..........................   12,397,560  11,985,620   3/2/00      (434,380)
Euro..........................   12,251,452  11,825,031   3/2/00      (160,981)
Euro..........................    3,581,805   3,457,795   4/6/00       (82,665)
Euro..........................    9,400,000   9,081,447  4/18/00      (568,402)
Japanese Yen..................    1,392,714  12,778,775  4/17/00      (104,989)
Japanese Yen..................  245,115,080   2,249,041  4/17/00        24,236
New Zealand Dollar............    7,150,000   3,473,091   4/6/00       (39,761)
New Zealand Dollar............   13,118,000   6,372,217   4/6/00        13,278
South African Rand............   30,131,700   4,722,909  4/18/00       (22,248)
-------------------------------------------------------------------------------
                                                                    (1,806,636)
-------------------------------------------------------------------------------
To Sell:
Euro..........................   12,661,197  12,240,497   3/2/00       179,504
Euro..........................    3,584,229   3,460,135   4/6/00        52,717
Euro..........................   13,175,856  12,727,571  4/17/00       156,193
Euro..........................   10,190,877   9,844,898  4/17/00       197,595
Euro..........................    2,260,000   2,183,273  4/17/00        41,531
Euro..........................    4,700,000   4,540,722  4/18/00       204,433
Euro..........................    6,306,731   6,108,427  5/25/00       250,512
Euro..........................   12,325,389  11,956,074  6/15/00       302,004
New Zealand Dollar............    7,150,000   3,473,091   4/6/00        67,368
Swedish Krona.................  104,530,000  11,946,135   4/3/00        39,876
South African Rand............   59,408,000   9,311,740  4/18/00       338,109
-------------------------------------------------------------------------------
                                                                     1,829,842
-------------------------------------------------------------------------------
Total Unrealized Gain on
 Forward Foreign
 Currency Contracts...........                                     $    23,206
-------------------------------------------------------------------------------

  7. Repurchase Agreements

  The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

  8. Capital Loss Carryforward

  At August 31, 1999, the Fund had, for Federal income tax purposes, approximately the following unused capital loss carryforwards available to offset future capital gains expiring on August 31 of the years below:

Portfolio                                    Total        2006         2007
-------------------------------------------------------------------------------
Emerging Markets Equity Investments...... $121,162,000 $11,527,000 $109,635,000
-------------------------------------------------------------------------------

  To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

  9. Securities Traded on a To-Be-Announced Basis

  The Fund may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

  As of February 29, 2000, Balanced Investments had purchased seven TBA securities with a total cost of $7,330,982.

  10. Short Sales of Securities

  A short sale is a transaction in which the Portfolio sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Portfolio may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Portfolio for the short sale are retained by the broker until the Portfolio replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

  As of February 29, 2000, there were no open short sale transactions.

  11. Lending of Portfolio Securities

  The Portfolios have an agreement with the custodian whereby the custodian may lend securities owned by the Portfolios to brokers, dealers and other financial organizations. Fees earned by the Portfolios on securities lending are recorded in interest income. Loans of securities by the Portfolios are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount equal to the current market value of the loaned securities, plus a margin depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account.

  At February 29, 2000, the Portfolios listed below had securities on loan. The market value for the securities on loan was as follows:

Portfolio                                                             Value
-------------------------------------------------------------------------------
Small Capitalization Value Equity Investments..................... $ 31,080,692
Small Capitalization Growth Investments...........................  248,781,649
International Equity Investments..................................  242,876,671
Emerging Markets Equity Investments...............................    4,503,731
International Fixed Income Investments............................   31,927,821
Balanced Investments..............................................    7,752,917
-------------------------------------------------------------------------------

  At February 29, 2000, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, International Fixed Income Investments and Balanced Investments Emerging Markets Equity Investments received cash collateral which was invested as follows:
Small Capitalization Value Equity Investments

Security Description                                                   Value
-------------------------------------------------------------------------------
Time Deposits:
 AmSouth Bank, 5.910% due 3/1/00................................... $ 3,544,378
 Bank of America, 5.880% due 3/1/00................................   4,784,909
 Bank of Brussels, 5.880% due 3/1/00...............................   4,648,550
 Chase Bank, 5.880% due 3/1/00.....................................   4,784,910
 Credit Suisse, 5.910% due 3/1/00..................................   4,784,910
 Fifth Third Bank, 5.880% due 3/1/00...............................   4,784,909
 SunTrust Bank, 5.880% due 3/1/00..................................     120,919
Commercial Paper:
 Atlantis One Fund, 5,940% due 3/6/00..............................     932,073
 Cregem Bank, 6.080% due 7/19/00...................................     162,687
Floating Rate Note:
 AmSouth Bank, 5.730% due 1/25/01..................................   1,296,994
 Goldman Sachs & Co., 5.560% due 8/23/00...........................   2,353,833
-------------------------------------------------------------------------------
Total.............................................................. $32,199,072
-------------------------------------------------------------------------------

Small Capitalization Growth Investments

Security Description                                                  Value
-------------------------------------------------------------------------------
Time Deposits:
 AmSouth Bank, 5.910% due 3/1/00.................................. $ 25,799,915
 Bank of America, 5.880% due 3/1/00...............................   34,829,887
 Bank of Brussels, 5.880% due 3/1/00..............................   33,455,092
 Chase Bank, 5.880% due 3/1/00....................................   34,829,886
 Credit Suisse, 5.910% due 3/1/00.................................   34,829,886
 Fifth Third Bank, 5.880% due 3/1/00..............................   34,829,886
 Firstar Bank, 5.750% due 3/1/00..................................       42,343
 SunTrust Bank, 5.880% due 3/1/00.................................    4,758,717
Commercial Paper:
 American Home, 5.900% due 3/3/00.................................    9,489,138
 Atlantis One Fund, 5.970% due 3/20/00............................    2,172,886
 Atlantis One Fund, 5.980% due 3/23/00............................      120,661
 CC USA, 6.000% due 3/20/00.......................................    2,756,215
 Fairway Asset, 5.980% due 4/17/00................................      282,070
 Sigma Finance, 5.960% due 3/7/00.................................    8,944,792
 Swedbank, 6.120% due 7/18/00.....................................    2,108,527
 Textron, 5.860% due 3/6/00.......................................    7,329,318
Floating Rate Note:
 Goldman Sachs & Co., 5.280% due 8/23/00..........................    4,265,262
 KeyBank Corp., 5.880% due 2/14/01................................    6,351,181
 Sigma Finance, 6.230.% due 4/4/00................................    1,961,240
Floating Rate Commercial Paper:
 Commercial Bank, 5,860% due 2/14/01..............................       63,694
-------------------------------------------------------------------------------
Total............................................................. $249,220,596
-------------------------------------------------------------------------------

International Equity Investments

Security Description                                                  Value
-------------------------------------------------------------------------------
Time Deposit:
 Abbey National, London, 5.880% due 3/1/00........................ $ 11,723,732
 Bank of Austria, London, 5.880% due 3/1/00.......................   11,723,732
 Bank of Scotland, London, 5.880% due 3/1/00......................   11,723,732
 Banque Bruxelles Lambert, London, 5.940% due 3/1/00..............   11,723,732
 BNP, 5.940% due 3/1/00...........................................    6,008,412
 Caisse de Depots et Cosign., Paris, 5.880% due 3/1/00............   11,723,732
 Chase Manhattan, London, 5.880% due 3/1/00.......................    8,089,370
 Citibank, London, 5.880% due 3/1/00..............................   11,723,731
 Commerzbank, London, 5.880% due 3/1/00...........................   11,723,732
 Credit Commerciale de France, 5.880% due 3/1/00..................   11,723,732
 Credit Communal de Belgique, 5.940% due 3/1/00...................   11,723,732
 Credit Suisse, London, 5.880% due 3/1/00.........................    5,158,442
 Deutsche Bank, London, 5.880% due 3/1/00.........................   11,723,732
 Halifax PLC, 5.880% due 3/1/00...................................   11,723,732
 Landesbank Hessen Thuringen, 5.880% due 3/1/00...................   11,723,732
 Nordeutsche Landesbank Singapore, 5.880% due 3/1/00..............   11,723,732
 Rabobank, London, 5.880% due 3/1/00..............................   11,723,732
 Societe Generale, 5.880% due 3/1/00..............................   11,723,732
Repurchase Agreements:
 Bear Stearns & Co., 5.970% due 3/1/00............................   21,769,712
 CS First Boston, 5.880% due 3/1/00...............................   11,723,732
 Merrill Lynch Securities, 5.930 due 3/1/00.......................   11,723,732
Money Market Fund:
 Janus Institutional Money Market Fund, 5.850% due 3/1/00.........   11,723,732
-------------------------------------------------------------------------------
Total ............................................................ $252,053,111
-------------------------------------------------------------------------------

Emerging Markets Equity Investments

Security Description                                                   Value
-------------------------------------------------------------------------------
Time Deposits:
 Abbey National, London, 5.880% due 3/1/00......................... $   214,814
 Bank of Austria, London, 5.880% due 3/1/00........................     214,814
 Bank of Scotland, London 5.880% due 3/1/00........................     214,813
 Banque Bruxelles Lambert London, 5.940% due 3/1/00................     214,813
 BNP, 5.940% due 3/1/00............................................     110,092
 Caisse de Depots et Cosign., Paris, 5.880% due 3/1/00.............     214,814
 Chase Manhattan, London, 5.880% due 3/1/00........................     148,221
 Citibank, London, 5.880% due 3/1/00...............................     214,814
 Commerzbank London, 5.880% due 3/1/00.............................     214,814
 Credit Commerciale de France, 5.880% due 3/1/00...................     214,814
 Credit Communal de Belgique, 5.940% due 3/1/00....................     214,813
 Credit Suisse, London, 5.880% due 3/1/00..........................      94,518
 Deutsche Bank, London, 5.880% due 3/1/00..........................     214,813
 Halifax PLC, 5.880% due 3/1/00....................................     214,814
 Landesbank Hessen Thuringen, 5.880% due 3/1/00....................     214,813
 Nordeutsche Landesbank Singapore, 5.880% due 3/1/00...............     214,814
 Rabobank, London, 5.880% due 3/1/00...............................     214,813
 Societe Generale, 5.880% due 3/1/00...............................     214,814
Repurchase Agreements:
 Bear Stearns & Co., 5.970% due 3/1/00.............................     398,886
 CS First Boston, 5.880% due 3/1/00................................     214,813
 Merrill Lynch Securities, 5.930% due 3/1/00.......................     214,813
Money Market Fund:
 Janus Institutional Money Market Fund, 5.850% due 3/1/00..........     214,813
-------------------------------------------------------------------------------
Total ............................................................. $ 4,618,360
-------------------------------------------------------------------------------

International Fixed Income Investments

Security Description                                                   Value
-------------------------------------------------------------------------------
Time Deposits:
 Abbey National, London, 5.880% due 3/1/00......................... $ 1,627,326
 Bank of Austria, London, 5.880% due 3/1/00........................   1,627,326
 Bank of Scotland, London, 5.880% due 3/1/00.......................   1,627,326
 Banque Bruxelles Lambert, London, 5.940% due 3/1/00...............   1,627,325
 BNP, 5.940% due 3/1/00............................................     834,004
 Caisse de Depots et Cosign., Paris, 5.880% due 3/1/00.............   1,627,326
 Chase Manhattan, London, 5.880% due 3/1/00........................   1,122,855
 Citibank, London, 5.880% due 3/1/00...............................   1,627,326
 Commerzbank London, 5.880% due 3/1/00.............................   1,627,326
 Credit Commerciale de France, 5.880% due 3/1/00...................   1,627,326
 Credit Communal de Belgique, 5.940% due 3/1/00....................   1,627,325
 Credit Suisse, London, 5.880% due 3/1/00..........................     716,023
 Deutsche Bank, London, 5.880% due 3/1/00..........................   1,627,326
 Halifax PLC, 5.880% due 3/1/00....................................   1,627,326
 Landesbank Hessen Thuringen, 5.880% due 3/1/00....................   1,627,326
 Nordeutsche Landesbank, Singapore, 5.880% due 3/1/00..............   1,627,326
 Rabobank, London, 5.880% due 3/1/00...............................   1,627,326
 Societe Generale, 5.880% due 3/1/00...............................   1,627,326
Repurchase Agreements:
 Bear Stearns & Co., 5.970% due 3/1/00.............................   3,021,769
 CS First Boston, 5.880% due 3/1/00................................   1,627,325
 Merrill Lynch Securities, 5.930% due 3/1/00.......................   1,627,325
Money Market Fund:
 Janus Institutional Money Market Fund, 5.850% due 3/1/00..........   1,627,325
-------------------------------------------------------------------------------
Total ............................................................. $34,986,514
-------------------------------------------------------------------------------

Balanced Investments

Security Description                                                   Value
-------------------------------------------------------------------------------
Time Deposits:
 AmSouth Bank, 5.910% due 3/1/00.................................... $  833,089
 Bank of America, 5.880% due 3/1/00.................................  1,124,670
 Bank of Brussels, 5.880% due 3/1/00................................  1,060,356
 Chase Bank, 5.880% due 3/1/00......................................  1,124,670
 Credit Suisse, 5.910% due 3/1/00...................................  1,124,670
 Fifth Third Bank, 5.880% due 3/1/00................................  1,124,670
 SunTrust Bank, 5.880% due 3/1/00...................................    484,435
Commercial Paper:
 Atlantis One Fund, 5.970% due 3/20/00..............................    136,201
 Cregem Bank, 6.080% due 7/19/00....................................     74,975
 KeyBank Corp., 5.880% due 2/14/01..................................    100,390
Floating Rate Commercial Paper:
 Commercial Bank, 5.860% due 2/14/01................................    496,528
-------------------------------------------------------------------------------
Total............................................................... $7,684,654
-------------------------------------------------------------------------------

  In addition to the above noted cash collateral, International Equity Investments held securities collateral with a market value of $3,315,262 as of February 29, 2000.

  Income earned by the Portfolios from securities lending for the six months ended February 29, 2000 was as follows:

Portfolio                                                                Value
--------------------------------------------------------------------------------
Small Capitalization Value Equity Investments.......................... $121,370
Small Capitalization Growth Investments................................  349,298
International Equity Investments.......................................  277,754
Emerging Markets Equity Investments....................................   25,541
International Fixed Income Investments.................................   21,290
Balanced Investments...................................................    3,234
--------------------------------------------------------------------------------

  12. Shares of Beneficial Interest

  At February 29, 2000, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares were as follows:

                          Six Months Ended    Year Ended
                          February 29, 2000 August 31, 1999
-----------------------------------------------------------
Small Capitalization
 Value Equity Invest-
 ments
Shares sold.............      14,716,327       52,439,364
Shares Issued on rein-
 vestment...............       2,499,302       19,687,603
Shares reacquired.......     (12,487,186)     (67,623,981)
-----------------------------------------------------------
Net Increase............       4,728,443        4,502,986
-----------------------------------------------------------
Small Capitalization
 Growth Investments
Shares sold.............      20,588,408       23,026,786
Shares Issued on rein-
 vestment...............       2,967,255        2,140,083
Shares reacquired.......     (19,333,786)     (30,203,582)
-----------------------------------------------------------
Net Increase (De-
 crease)................       4,221,877       (5,036,713)
-----------------------------------------------------------
International Equity In-
 vestments
Shares sold.............      58,499,165       67,405,362
Shares Issued on rein-
 vestment...............      10,736,350        7,749,314
Shares reacquired.......     (55,541,052)     (88,204,125)
-----------------------------------------------------------
Net Increase (De-
 crease)................      13,694,463      (13,049,449)
-----------------------------------------------------------
Emerging Markets Equity
 Investments
Shares sold.............       7,995,551       35,288,902
Shares Issued on rein-
 vestment...............             --           441,104
Shares reacquired.......     (23,222,716)     (41,373,785)
-----------------------------------------------------------
Net Decrease............     (15,227,165)      (5,643,779)
-----------------------------------------------------------
International Fixed In-
 come Investments
Shares sold.............       6,743,876       12,322,760
Shares Issued on rein-
 vestment...............         778,678        1,331,308
Shares reacquired.......      (5,256,559)      (7,518,237)
-----------------------------------------------------------
Net Increase............       2,265,995        6,135,831
-----------------------------------------------------------
Balanced Investments
Shares sold.............         874,416        3,008,224
Shares Issued on rein-
 vestment...............         977,099          795,738
Shares reacquired.......      (1,969,030)      (3,540,988)
-----------------------------------------------------------
Net Increase (De-
 crease)................        (117,515)         262,974
-----------------------------------------------------------

 Financial Highlights
For a share of beneficial interest outstanding throughout each year ended August 31, except where noted:

SMALL CAPITALIZATION
VALUE EQUITY INVESTMENTS  2000(1)       1999  1998(2)     1997    1996     1995
--------------------------------------------------------------------------------
Net Asset Value, Begin-
 ning of Period.........  $10.56      $11.11  $14.45    $11.11  $10.01  $ 9.03
--------------------------------------------------------------------------------
Income (Loss) From Oper-
 ations:
 Net investment in-
  come(3)...............    0.09        0.19    0.17      0.19    0.16    0.15
 Net realized and
  unrealized gain
  (loss)................   (0.78)       1.28   (1.66)     4.22    1.08    0.95
--------------------------------------------------------------------------------
Total Income (Loss) From
 Operations.............   (0.69)       1.47   (1.49)     4.41    1.24    1.10
--------------------------------------------------------------------------------
Less Distributions From:
 Net investment income..   (0.16)      (0.20)  (0.13)    (0.19)  (0.14)  (0.12)
 Net realized gains.....   (0.18)      (1.82)  (1.72)    (0.88)     --   (0.00)*
--------------------------------------------------------------------------------
Total Distributions.....   (0.34)      (2.02)  (1.85)    (1.07)  (0.14)  (0.12)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................   $9.53      $10.56  $11.11    $14.45  $11.11  $10.01
--------------------------------------------------------------------------------
Total Return............   (6.58)%++   13.61% (12.84)%   42.40%  12.48%  12.50%
--------------------------------------------------------------------------------
Net Assets, End of Pe-
 riod (millions)........    $717        $744    $740      $622    $479    $340
--------------------------------------------------------------------------------
Ratios to Average Net
 Assets:
 Expenses(3)............    0.95%+      0.96%   0.94%     0.90%   0.95%   1.11%
 Net investment income..    1.88+       1.70    1.45      1.62    1.52    1.54
--------------------------------------------------------------------------------
Portfolio Turnover
 Rate...................      18%         53%     59%       53%     39%    115%
--------------------------------------------------------------------------------
SMALL CAPITALIZATION
GROWTH INVESTMENTS        2000(1)       1999     1998     1997    1996  1995(2)
--------------------------------------------------------------------------------
Net Asset Value, Begin-
 ning of Period.........  $17.93      $12.83  $18.29    $17.79  $17.19  $12.50
--------------------------------------------------------------------------------
Income (Loss) From Oper-
 ations:
 Net investment
  loss(3)...............   (0.05)      (0.07)  (0.07)    (0.06)  (0.08)  (0.05)
 Net realized and
  unrealized gain
  (loss)................   11.79        5.68   (4.23)     2.87    3.36    4.81
--------------------------------------------------------------------------------
Total Income (Loss) From
 Operations.............   11.74        5.61   (4.30)     2.81    3.28    4.76
--------------------------------------------------------------------------------
Less Distributions From:
 Net realized gains.....   (2.12)      (0.51)  (1.16)    (2.31)  (2.68)  (0.07)
--------------------------------------------------------------------------------
Total Distributions.....   (2.12)      (0.51)  (1.16)    (2.31)  (2.68)  (0.07)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................  $27.55      $17.93  $12.83    $18.29  $17.79  $17.19
--------------------------------------------------------------------------------
Total Return............   70.28%++    44.32% (25.10)%   17.53%  21.33%  38.25%
--------------------------------------------------------------------------------
Net Assets, End of Pe-
 riod (millions)........  $1,821      $1,109    $859      $777    $494    $315
--------------------------------------------------------------------------------
Ratios to Average Net
 Assets:
 Expenses(3)............    0.94%+      0.93%   1.01%     0.90%   1.00%   1.14%
 Net investment loss....   (0.50)+     (0.39)  (0.43)    (0.39)  (0.49)  (0.35)
--------------------------------------------------------------------------------
Portfolio Turnover
 Rate...................      41%        108%     91%       81%     83%    174%
--------------------------------------------------------------------------------

(1) For the six months ended February 29, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                                                Expense Ratios
                                                 Net Investment    Without
                                                   Income Per   Waivers and/or
                                                 Share Decrease Reimbursements
                                                 -------------- --------------
   Portfolio                                          1995           1995
   ---------                                     -------------- --------------
   Small Capitalization Value Equity
    Investments.................................     $0.00*          1.13%
   Small Capitalization Growth Investments......      0.00*          1.16

 * Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

For a share of beneficial interest outstanding throughout each year ended August 31, except where noted:

INTERNATIONAL EQUITY
INVESTMENTS                2000(1)        1999      1998       1997     1996     1995
---------------------------------------------------------------------------------------
Net Asset Value, Begin-
 ning of Period.........    $12.43      $10.69    $10.63     $10.49   $10.50   $10.86
---------------------------------------------------------------------------------------
Income (Loss) From Oper-
 ations:
 Net investment income..      0.02        0.09      0.14       0.09       --     0.05
 Net realized and
  unrealized gain
  (loss)................      3.46        2.39      0.21       0.87     0.44    (0.09)
---------------------------------------------------------------------------------------
Total Income (Loss) From
 Operations.............      3.48        2.48      0.35       0.96     0.44    (0.04)
---------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income..     (0.11)      (0.15)    (0.17)     (0.12)   (0.17)      --
 Net realized gains.....     (1.15)      (0.59)    (0.12)     (0.70)   (0.28)   (0.32)
---------------------------------------------------------------------------------------
Total Distributions.....     (1.26)      (0.74)    (0.29)     (0.82)   (0.45)   (0.32)
---------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................    $14.65      $12.43    $10.69     $10.63   $10.49   $10.50
---------------------------------------------------------------------------------------
Total Return............     29.32%++    24.06%     3.53%      9.53%    4.23%   (0.18)%
---------------------------------------------------------------------------------------
Net Assets, End of Pe-
 riod (millions)........    $1,833      $1,385    $1,331     $1,136     $844     $663
---------------------------------------------------------------------------------------
Ratios to Average Net
 Assets:
 Expenses(2)............      0.90%+      0.82%     0.90%      0.97%    1.00%    1.19%
 Net investment income
  (loss)................      0.05+       0.90      1.23       0.70    (0.12)    0.43
---------------------------------------------------------------------------------------
Portfolio Turnover
 Rate...................        44%         45%       45%        32%      50%      28%
---------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY
INVESTMENTS                2000(1)     1999(3)      1998       1997     1996  1995(3)
---------------------------------------------------------------------------------------
Net Asset Value, Begin-
 ning of Period.........     $6.74       $4.37     $9.31      $8.50    $7.85    $9.49
---------------------------------------------------------------------------------------
Income (Loss) From Oper-
 ations:
 Net investment income
  (loss)(4).............     (0.03)       0.05      0.06       0.04     0.03     0.01
 Net realized and
  unrealized gain
  (loss)................      1.75        2.36     (4.44)      0.79     0.62    (1.45)
---------------------------------------------------------------------------------------
Total Income (Loss) From
 Operations.............      1.72        2.41     (4.38)      0.83     0.65    (1.44)
---------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income..     (0.04)      (0.04)    (0.10)     (0.01)      --       --
 Net realized gains.....        --          --     (0.46)     (0.01)      --    (0.20)
---------------------------------------------------------------------------------------
Total Distributions.....     (0.04)      (0.04)    (0.56)     (0.02)      --    (0.20)
---------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................     $8.42       $6.74     $4.37      $9.31    $8.50    $7.85
---------------------------------------------------------------------------------------
Total Return............     25.58%++    55.37%   (49.49)%     9.88%    8.28%  (15.13)%
---------------------------------------------------------------------------------------
Net Assets, End of Pe-
 riod (000s)............  $268,374    $317,626  $230,526   $226,280  $97,489  $59,333
---------------------------------------------------------------------------------------
Ratios to Average Net
 Assets:
 Expenses(4)(5).........      1.76%+      1.72%     1.69%      1.60%    1.84%    1.75%
 Net investment income
  (loss)................     (0.76)+      0.84      0.80       0.39     0.26     0.15
---------------------------------------------------------------------------------------
Portfolio Turnover
 Rate...................        34%        135%      139%       105%     106%      89%
---------------------------------------------------------------------------------------

(1) For the six months ended February 29, 2000 (unaudited).
(2) During the year ended August 31, 1996, the portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the ratio of expenses to average net assets for International Equity Investments would be 1.00%; prior year numbers have not been restated to reflect these numbers.
(3) Per share amounts have been calculated using the monthly average shares method.
(4) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                                               Expense Ratios
                                               Net Investment      Without
                                                 Income Per    Waivers and/or
                                               Share Decrease  Reimbursements
                                               --------------- ----------------
   Portfolio                                    1996    1995    1996     1995
   ---------                                   ------- ------- -------  -------
   Emerging Markets Equity Investments........ $  0.01 $  0.02    1.97%    1.96%

(5) During the year ended August 31, 1996, the portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the ratio of expenses to average net assets for Emerging Markets Equity Investments would be 1.80%; prior year numbers have not been restated to reflect these numbers.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

For a share of beneficial interest outstanding throughout each year ended August 31, except where noted:

INTERNATIONAL FIXED
INCOME INVESTMENTS         2000(1)      1999(2)       1998      1997       1996      1995
------------------------------------------------------------------------------------------
Net Asset Value, Begin-
 ning of Period ........     $8.10        $8.34      $8.21     $9.11      $9.01     $8.17
------------------------------------------------------------------------------------------
Income (Loss) From Oper-
 ations:
 Net investment in-
  come(3)...............      0.19         0.42       0.51      0.51       0.55      0.56
 Net realized and
  unrealized gain
  (loss)................     (0.57)       (0.24)      0.31     (0.62)      0.49      0.84
------------------------------------------------------------------------------------------
Total Income (Loss) From
 Operations.............     (0.38)        0.18       0.82     (0.11)      1.04      1.40
------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income..     (0.20)       (0.42)     (0.27)    (0.55)     (0.94)    (0.56)
 Net realized gains.....        --           --      (0.34)    (0.24)        --        --
 Capital................        --        (0.00)*    (0.08)       --         --        --
------------------------------------------------------------------------------------------
Total Distributions.....     (0.20)       (0.42)     (0.69)    (0.79)     (0.94)    (0.56)
------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................     $7.52        $8.10      $8.34     $8.21      $9.11     $9.01
------------------------------------------------------------------------------------------
Total Return............     (4.74)%++     2.30%     10.45%    (1.52)%    12.05%    17.66%
------------------------------------------------------------------------------------------
Net Assets, End of Pe-
 riod (000s)............  $236,447     $236,254   $192,068  $125,610   $129,410  $105,884
------------------------------------------------------------------------------------------
Ratios to Average Net
 Assets:
 Expenses(3)(4).........      0.93%+       0.94%      0.97%     0.99%      1.02%     0.95%
 Net investment income..      4.71+        4.85       5.39      5.87       6.34      6.50
------------------------------------------------------------------------------------------
Portfolio Turnover
 Rate...................       119%         204%       211%      251%       211%      307%
------------------------------------------------------------------------------------------

(1) For the six months ended February 29, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the year ended August 31, 1995, expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements would have been 1.18% and $0.02, respectively.
(4) During the years ended August 31, 1997 and August 31, 1996, the portfolios earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the ratio of expenses to average net assets for International Fixed Income Investments would be 0.97% and 0.97%, respectively; prior year numbers have not been restated to reflect these numbers.
 * Amount represents less than $0.00 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

For a share of beneficial interest outstanding throughout each year ended August 31, except where noted:

BALANCED INVESTMENTS      2000(1)       1999     1998      1997     1996     1995
----------------------------------------------------------------------------------
Net Asset Value, Begin-
 ning of Period.........   $11.41     $10.87   $12.01    $10.00    $9.37    $8.63
----------------------------------------------------------------------------------
Income (Loss) From Oper-
 ations:
 Net investment in-
  come(2)...............     0.13       0.25     0.26      0.27     0.29     0.26
 Net realized and
  unrealized gain
  (loss)................     0.39       1.74    (0.53)     2.27     0.95     0.81
----------------------------------------------------------------------------------
Total Income (Loss) From
 Operations.............     0.52       1.99    (0.27)     2.54     1.24     1.07
----------------------------------------------------------------------------------
Less Distributions From:
 Net investment income..    (0.12)     (0.29)   (0.30)    (0.27)   (0.28)   (0.29)
 Net realized gains.....    (1.48)     (1.16)   (0.57)    (0.26)   (0.33)   (0.04)
----------------------------------------------------------------------------------
Total Distributions.....    (1.60)     (1.45)   (0.87)    (0.53)   (0.61)   (0.33)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................   $10.33     $11.41   $10.87    $12.01   $10.00    $9.37
----------------------------------------------------------------------------------
Total Return............     4.57%++   18.78%   (2.85)%   26.05%   13.60%   12.76%
----------------------------------------------------------------------------------
Net Assets, End of Pe-
 riod (000s)............  $66,605    $74,866  $68,470   $89,789  $50,281  $30,268
----------------------------------------------------------------------------------
Ratios to Average Net
 Assets:
 Expenses(2)............     1.00%+     0.85%    1.00%     1.00%    1.00%    1.00%
 Net investment income..     2.39+      1.77     1.92      2.49     2.85     3.28
----------------------------------------------------------------------------------
Portfolio Turnover
 Rate...................      129%       332%      57%       67%      47%      47%
----------------------------------------------------------------------------------

(1) For the six months ended February 29, 2000 (unaudited).
(2) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                   Net Investment Income          Expense Ratios Without Waivers
                                    Per Share Decrease                and/or Reimbursements
                            ------------------------------------ ----------------------------------
   Portfolio                2000(1) 1999 1998 1997   1996  1995  2000(1) 1999 1998 1997  1996  1995
   ---------                ------- ---- ---- -----  ----- ----- ------- ---- ---- ----  ----  ----
   Balanced Investments.... $0.00*  N/A  N/A  $0.00* $0.03 $0.06 1.07%+  N/A  N/A  1.02% 1.26% 1.75%

* Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

  This report is submitted for the general information of the shareholders of
                    Consulting Group Capital Markets Funds.
     It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust's investment policies, charges and expenses as well as other pertinent information.

  TK 2120B, 4/00 Consulting Group Capital Markets Funds . 222
  Delaware Avenue . Wilmington, Delaware        .       19801